                                            Registration No. 333-78269
                                            File No. 811-09333

                                                   UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                               Washington, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
Pre-Effective Amendment No.                                   [   ]
Post-Effective Amendment No. 10                               [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

         Amendment No. 11

--------------------------------------------------------------------------

                                      OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
---------------------------------------------------------------------------
                    (Exact Name of Registrant as Specified in Charter)

                   6803 South Tucson Way, Centennial, Colorado 80112-3924
------------------------------------------------------------------------------
                 (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                               Robert G. Zack, Esq.
                              OppenheimerFunds, Inc.
  Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
------------------------------------------------------------------------------
                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
       [   ]    immediately upon filing pursuant to paragraph (b)
       [X]      on October 28, 2005 pursuant to paragraph (b)
       [   ]    60 days after filing pursuant to paragraph (a)(1)
       [   ]    on _______________ pursuant to paragraph (a)(1)
       [   ]    75 days after filing pursuant to paragraph (a)(2)
       [   ]    on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Main Street Small Cap Fund(R)

Prospectus dated October 28, 2005

     Oppenheimer  Main  Street  Small Cap  Fund(R)is  a mutual  fund that  seeks capital appreciation to make your investment grow. It emphasizes  investments in common stocks of companies with small market  capitalizations.  This  Prospectus contains  important  information  about the  Fund's  objective,  its  investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features.  Please read this
Prospectus  carefully  before you invest and keep it for future  reference about your account.

     As with all mutual funds,  the Securities  and Exchange  Commission has not approved or disapproved  the Fund's  securities nor has it determined  that this
Prospectus  is  accurate  or  complete.  It is a criminal  offense to  represent otherwise.

(OppenheimerFunds logo)

Contents

         About the Fund

         The Fund's Investment Objective and Principal Investment Strategies

         Main Risks of Investing in the Fund

         The Fund's Past Performance

         Fees and Expenses of the Fund

         About the Fund's Investments

         How the Fund is Managed

         About Your Account

         How to Buy Shares
         Class A Shares
         Class B Shares
         Class C Shares
         Class N Shares
         Class Y Shares

         Special Investor Services
         AccountLink
         PhoneLink
         OppenheimerFunds Internet Website
         Retirement Plans

         How to Sell Shares
         By Mail
         By Telephone

         How to Exchange Shares

         Shareholder Account Rules and Policies

         Dividends, Capital Gains and Taxes

         Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.

     WHAT DOES THE FUND  MAINLY  INVEST  IN? The Fund  invests  mainly in common stocks of  small-capitalization  ("small-cap")  U.S.  companies  that the Fund's
investment  manager,  OppenheimerFunds,   Inc.  (the  "Manager")  believes  have
favorable business trends or prospects. Under normal market conditions, the Fund will  invest  at least  80% of its net  assets  (including  any  borrowings  for
investment   purposes)  in  securities  of  companies   having  a  small  market
capitalization.  These may include  "growth"  and/or  "value"  common stocks and other equity  securities.  A "value" investment style attempts to find companies whose securities are believed to be undervalued in the  marketplace.  A "growth"
investment style  encompasses a search for companies whose earnings are expected to increase at a greater rate than the overall market.  The Fund  incorporates a blended style of investing combining both growth and value styles.

What is "Market Capitalization"?
In general, market capitalization is the value of a company determined by the total market value of its issued and outstanding common stock.

     The Fund currently considers an issuer having a market capitalization of up to $3 billion to be a small-cap issuer. The Fund measures that capitalization at the time the Fund buys the security, and it is not required to sell the security if the issuer's  capitalization grows above $3 billion.  Over time, the Fund may change the range of asset  capitalizations  it uses to define small-cap issuers, as market  conditions  change.  The  Fund's  investment  program  is more  fully explained in "About the Fund's Investments," below.

HOW DO THE  PORTFOLIO  MANAGERS  DECIDE WHAT  SECURITIES TO BUY OR SELL? In
selecting  securities  for  purchase or sale by the Fund,  the Fund's  portfolio
managers  use  an  investment   process  that  combines   quantitative   models,
fundamental research about particular securities and individual judgment.  While this process and the inter-relationship of the factors used may change over time and its implementation  may vary in particular cases, in general,  the selection process involves the use of:

o  Multi-factor  quantitative  models:  These include a group of "top-down"
models that analyze data such as relative  valuations,  relative  price  trends, interest  rates and the shape of the yield  curve.  These help direct  portfolio emphasis by industries and value or growth styles. A group of "bottom up" models helps to rank stocks in a universe, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.

o Fundamental  research:  The portfolio  managers use internal research and analysis by other market  analysts,  with  emphasis on current  company news and industry-related events.

o Judgment: The portfolio is then continuously re-balanced by the portfolio managers,  based upon the quantitative  tools and qualitative  factors described above.

     In seeking broad  diversification  of the Fund's  portfolio,  the portfolio managers currently search primarily for the following  characteristics (although these may vary over time and in different cases):

o Companies with a small market capitalization, primarily up to $3 billion.

o Companies with financial  characteristics  attractive to our quantitative models.

o Companies  experiencing  positive  changes in operations  due to enhanced competitive ability and/or beneficial industry trends.

     The portfolio managers employ a disciplined approach in deciding whether to
sell  particular   portfolio   securities  based  on  quantitative   models  and
fundamental  research.  If a particular  stock  exhibits the following  factors, among others, they will consider selling the stock:

o deterioration in a company's expected earnings or cash flow;

o change in  valuation  as  determined  by  multiple  variables  including:
earnings, cash flow and book value; or

o analysis of a company's  balance sheet suggests less attractive  earnings potential.

     In addition, if the reason that the portfolio managers originally purchased the stock of a particular company materially changes,  then they may also decide to sell the stock.

WHO IS THE FUND DESIGNED FOR? The Fund is designed  primarily for investors seeking  capital  appreciation  in their  investment  over the long-term.  Those investors  should be willing to assume the  greater  risks of  short-term  share price fluctuations that are typical for a fund focusing on small-cap stocks. The
Fund does not seek  current  income and the  income  from its  investments  will likely be small,  so it is not designed for investors  needing  current  income.
Because  of its  focus  on  long-term  capital  appreciation,  the  Fund  may be appropriate  for  part of a  retirement  plan's  investments.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All  investments  have risks to some  degree.  The Fund's  investments  are subject  to changes in their  value  from a number of factors  described  below.
There is also the risk that poor  security  selection  by the Manager will cause the Fund to underperform other funds having a similar objective.

RISKS OF  INVESTING  IN  STOCKS.  Stocks  fluctuate  in  price,  and  their short-term  volatility at times may be great. Because the Fund invests primarily in common stocks,  the value of the Fund's portfolio will be affected by changes in the stock  markets.  The Fund's net asset values per share will  fluctuate as the values of the Fund's portfolio securities change.

     The  prices  of  individual  stocks  do not all move in the same  direction uniformly or at the same time.  Different  stock markets may behave  differently from each  other.  The Fund  currently  focuses  its stock  investments  in U.S.
issuers and  accordingly  will be affected  primarily  by changes in U.S.  stock markets.

     Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer,  or  changes  in  government  regulations  affecting  the  issuer or its industry.  Also, securities of small-cap companies may have more volatile prices than stocks of medium and large capitalization companies.

     At times,  the Manager may increase the Fund's  emphasis of its investments in a particular  industry or sector.  To the extent that the Fund  increases its emphasis on stocks in a particular  industry,  its share values may fluctuate in response  to  events  affecting  that  industry,  such as  changes  in  economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

SPECIAL  RISKS OF SMALL-CAP  STOCKS.  The Fund invests  mainly in stocks of small-cap companies, which generally are newer companies. While these stocks may offer greater opportunities for long-term capital appreciation than larger, more established  companies,  they involve  substantially  greater  risks of loss and price  fluctuations.  Small-cap  companies  may have  limited  product  lines or markets for their products, limited access to financial resources and less depth in management skill than larger,  more established  companies.  Small-cap stocks may be less liquid than those of larger issuers.  That means the Fund could have greater  difficulty  selling a security of a small-cap  issuer at an  acceptable price,  especially in periods of market  volatility.  That  increases the Fund's potential for losses.  Also, it may take a substantial period of time before the
Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

HOW RISKY IS THE FUND OVERALL?  The risks described above collectively form the  overall  risk  profile  of the Fund and can  affect the value of the Fund's investments,  its  investment  performance  and its price per share.  Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.  There is no  assurance  that the Fund will achieve its investment objective.

     In the short term,  the stock market and small-cap  stocks can be volatile.
The  price  of the  Fund's  shares  can go up and down  substantially.  The Fund generally does not use  income-producing  investments to help cushion the Fund's total return from changes in stock prices. In the OppenheimerFunds spectrum, the
Fund is generally more  aggressive than a large  capitalization  stock fund or a balanced fund.

An  investment  in the Fund is not a deposit of any bank and is not insured or  guaranteed  by the  Federal  Deposit  Insurance  Corporation  or  any  other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's  performance (for its Class A shares)
from year to year for the full calendar years since the Fund's  inception and by showing how the average annual total returns of the Fund's  shares,  both before and after taxes, compared to those of a broad-based market index and a secondary index. The after-tax returns for the other classes of shares will vary.

     The after-tax  returns are shown for Class A shares only and are calculated using the historical  highest  individual  federal  marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The  after-tax  returns  are  calculated  based on  certain  assumptions mandated by regulation and your actual  after-tax  returns may differ from those shown,  depending on your  individual tax situation.  The after-tax  returns set forth below are not  relevant to  investors  who hold their fund shares  through tax-deferred  arrangements  such as  401(k)  plans  or IRAs or to  institutional investors not subject to tax. The Fund's past investment performance, before and after taxes,  is not  necessarily  an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/05  through  9/30/05,  the  cumulative  return (not annualized) before taxes for Class A shares was 6.57%.

During  the  period  shown  in the  bar  chart,  the  highest  return  (not annualized) before taxes for a calendar quarter was 21.55% (2nd Qtr '03) and the lowest return (not  annualized)  before taxes for a calendar quarter was -16.87%
(3rd Qtr '02).

--------------------------------------------- ---------------------- --------------------------- --------------------------
                                                                              5 Years                    10 Years
Average Annual Total Returns                                           (or life of class, if       (or life of class, if
for the periods ended December 31, 2004              1 Year                    less)                       less)
--------------------------------------------- ---------------------- --------------------------- --------------------------
--------------------------------------------- ---------------------- --------------------------- --------------------------
Class A Shares (inception 8/2/99)
  Return Before Taxes                                12.32%                    11.45%                     15.80%
  Return After Taxes on Distributions                10.77%                    10.66%                     15.02%
  Return After Taxes on Distributions and
  Sale of Fund Shares                                 9.97%                    9.64%                      13.59%
--------------------------------------------- ---------------------- --------------------------- --------------------------
--------------------------------------------- ---------------------- --------------------------- --------------------------
Russell 2000 Index (reflects no deduction            18.33%                    6.61%                     8.70%(1)
for fees, expenses or taxes)
--------------------------------------------- ---------------------- --------------------------- --------------------------
--------------------------------------------- ---------------------- --------------------------- --------------------------
Lipper Small Cap Core Fund Index (reflects           18.37%                    9.06%                     11.08%(1)
no deduction for fees, expenses or taxes)
--------------------------------------------- ---------------------- --------------------------- --------------------------
--------------------------------------------- ---------------------- --------------------------- --------------------------
Class B Shares (inception 8/2/99)                    13.27%                    11.67%                     16.09%
--------------------------------------------- ---------------------- --------------------------- --------------------------
Class C Shares (inception 8/2/99)                    17.36%                    11.97%                     16.23%
--------------------------------------------- ---------------------- --------------------------- --------------------------
--------------------------------------------- ---------------------- --------------------------- --------------------------
Class N Shares (inception 3/1/01)                    17.84%                    13.37%                       N/A
--------------------------------------------- ---------------------- --------------------------- --------------------------
--------------------------------------------- ---------------------- --------------------------- --------------------------
Class Y Shares (inception 8/2/99)                    19.76%                    13.30%                     17.59%
--------------------------------------------- ---------------------- --------------------------- --------------------------
(1)  From 7/31/99.

The Fund's average annual total returns include  applicable  sales charges:
for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and Class N, the 1%  contingent  deferred  sales  charge for the 1-year  period.
There is no sales charge for Class Y shares.  Because Class B shares  convert to
Class A shares 72 months after  purchase,  Class B  "life-of-class"  performance does  not  include  any  contingent  deferred  sales  charge  and  uses  Class A performance for the period after conversion. The returns measure the performance of a  hypothetical  account and assume  that all  dividends  and  capital  gains distributions  have been reinvested in additional shares. The performance of the
Fund's Class A shares is compared to the Russell 2000 Index,  an unmanaged index of  small-capitalization  stocks and the  Lipper  Small Cap Core Fund  Index,  a category  that  includes  the 30 largest  mutual  funds  within  the  investment category as defined by Lipper. The indices performance includes  reinvestment of income but does not reflect  transaction  costs,  fees,  expenses or taxes.  The
Fund's investments vary from those in the indices.

Fees and Expenses of the Fund

The  following  tables are  provided  to help you  understand  the fees and expenses  you may pay if you buy and hold  shares of the  Fund.  The Fund pays a variety of expenses  directly  for  management  of its  assets,  administration, distribution  of its shares and other  services.  Those  expenses are subtracted from the Fund's assets to calculate  the Fund's net asset values per share.  All shareholders  therefore pay those expenses  indirectly.  Shareholders  pay other transaction  expenses  directly,  such as sales  charges.  The numbers below are based on the Fund's expenses during its fiscal year ended June 30, 2005.

---------------------------------------------------------------------------------------------------------------------
Shareholder Fees (charges paid directly from your investment):
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------- ------------- ------------- --------------- ------------- ------------
                                                 Class A       Class B     Class C Shares    Class N       Class Y
                                                  Shares        Shares                        Shares       Shares
---------------------------------------------- ------------- ------------- --------------- ------------- ------------
---------------------------------------------- ------------- ------------- --------------- ------------- ------------
Maximum Sales Charge (Load) on purchases (as      5.75%          None           None           None         None
% of offering price)
---------------------------------------------- ------------- ------------- --------------- ------------- ------------
---------------------------------------------- ------------- ------------- --------------- ------------- ------------
Maximum Deferred Sales Charge (Load) (as %
of the lower of the original offering price      None(1)        5%(2)          1%(3)          1%(4)         None
or redemption proceeds)
---------------------------------------------- ------------- ------------- --------------- ------------- ------------

---------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------- -------------- ------------- -------------- -------------- ------------
                                                 Class A       Class B        Class C        Class N     Class Y Shares
                                                 Shares         Shares        Shares         Shares
--------------------------------------------- -------------- ------------- -------------- -------------- ------------
--------------------------------------------- -------------- ------------- -------------- -------------- ------------
Management Fees                                   0.63%         0.63%          0.63%          0.63%         0.63%
--------------------------------------------- -------------- ------------- -------------- -------------- ------------
--------------------------------------------- -------------- ------------- -------------- -------------- ------------
Distribution and/or Service (12b-1) Fees          0.25%         1.00%          1.00%          0.50%         None
--------------------------------------------- -------------- ------------- -------------- -------------- ------------
--------------------------------------------- -------------- ------------- -------------- -------------- ------------
Other Expenses                                    0.31%         0.34%          0.27%          0.41%         0.06%
--------------------------------------------- -------------- ------------- -------------- -------------- ------------
--------------------------------------------- -------------- ------------- -------------- -------------- ------------
Total Annual Operating Expenses                   1.19%         1.97%          1.90%          1.54%         0.69%
--------------------------------------------- -------------- ------------- -------------- -------------- ------------

Expenses may vary in future years.  "Other Expenses" include transfer agent fees,  custodial fees, and accounting and legal expenses that the Fund pays. The
"Other  Expenses"  in the table are based on, among other  things,  the fees the
Fund would have paid if the  transfer  agent had not waived a portion of its fee under a  voluntary  undertaking  to the  Fund to  limit  these  fees to 0.35% of average daily net assets per fiscal year for all classes.  That  undertaking may be  amended or  withdrawn  at any time.  After the  waiver,  the  actual  "Other
Expenses" and "Total Annual Operating  Expenses" as percentages of average daily net assets were 0.37% and 1.50% for Class N shares.

1.  A  contingent  deferred  sales  charge  may  apply  to  redemptions  of investments  of $1  million  or  more  ($500,000  for  certain  retirement  plan accounts) of Class A shares. See "How to Buy Shares" for details.

2.  Applies  to  redemptions  during the first  year  after  purchase.  The contingent  deferred sales charge gradually  declines from 5% to 1% during years one through six and is eliminated after that.

3. Applies to shares redeemed within 12 months of purchase.

4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

     The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes  that you keep your  shares.  Both examples also assume that your investment has a 5% return each year and that the class's  operating  expenses remain the same. Your actual costs may be higher or lower because  expenses  will vary over time.  Based on these  assumptions  your expenses would be as follows:

---------------------------------- --------------------- -------------------- ------------------- -------------------
     If shares are redeemed:              1 Year               3 Years             5 Years             10 Years
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class A Shares                             $690                 $933                $1,195              $1,943
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class B Shares                             $702                 $924                $1,273            $1,925(1)
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class C Shares                             $295                 $603                $1,036              $2,243
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class N Shares                             $258                 $490                 $846               $1,848
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class Y Shares                             $71                  $223                 $391                $890
---------------------------------- --------------------- -------------------- ------------------- -------------------

---------------------------------- --------------------- -------------------- ------------------- -------------------
   If shares are not redeemed:            1 Year               3 Years             5 Years             10 Years
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class A Shares                             $690                 $933                $1,195              $1,943
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class B Shares                             $202                 $624                $1,073            $1,925(1)
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class C Shares                             $195                 $603                $1,036              $2,243
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class N Shares                             $158                 $490                 $846               $1,848
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class Y Shares                             $71                  $223                 $391                $890
---------------------------------- --------------------- -------------------- ------------------- -------------------

In the first example, expenses include the initial sales charge for Class A and the  applicable  Class B,  Class C and  Class N  contingent  deferred  sales charges.  In the second example,  the Class A expenses include the sales charge, but Class B, Class C and Class N expenses  do not  include  contingent  deferred sales charges. There is no sales charge on Class Y shares.

1.  Class B  expenses  for years 7 through 10 are based on Class A expenses since  Class B shares  automatically  convert to Class A shares 72 months  after purchase.

About the Fund's Investments

THE FUNDS' PRINCIPAL  INVESTMENT  POLICIES AND RISKS. The allocation of the
Fund's  portfolio among different types of investments will vary over time based on the Manager's  evaluation of economic and market trends. The Fund's portfolio might not always  include all of the different  types of  investments  described
below.   The  Statement  of  Additional   Information   contains  more  detailed
information about the Fund's investment policies and risks.

     In  addition to  quantitative  research  focusing on small cap stocks,  the
Manager tries to reduce risk by carefully  controlling  the portfolio  weight of any one  security  in the Fund.  The Fund  attempts  to reduce its  exposure  to individual  security risk by diversifying its investments  across a broad number of  stocks,  that is, by not  holding a  substantial  amount of stock of any one company and by not  investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its total assets in  investments  in any one  industry.  The share prices of the Fund will change daily based on changes in market prices of securities and market  conditions and in response to other economic events.

What is a "small-cap" issuer? Small-cap issuers are those issuers having a market capitalization of up to $3 billion.

Small-Cap  Stocks.  The Fund invests  mainly in a diversified  portfolio of common  stocks of small-cap  companies to seek capital  appreciation.  Small-cap growth companies could include,  for example,  companies that are developing new products or services,  that have  relatively  favorable  prospects,  or that are expanding  into new and  growing  markets.  They may  provide  new  products  or services  that can  enable  them to  capture  a  dominant  or  important  market position.  They may have a special area of expertise or the  capability  to take advantage  of  changes in  demographic  factors  in a more  profitable  way than larger,  more  established  companies.  Small-cap value companies meet valuation parameters  (such  as the P/E  ratio)  that  may  indicate  that  they  are less expensive  than  other  small-cap  companies.  What  is  a  "small-cap"  issuer?
Small-cap  issuers are those issuers having a market  capitalization of up to $3 billion.  What is a  "small-cap"  issuer?  Small-cap  issuers are those  issuers having a market capitalization of up to $3 billion.

The Manager currently defines small-capitalization issuers as those issuers having a market capitalization of up to $3 billion.  However, this definition of a "small-cap" issuer is subject to change.

Small-Cap  stocks may trade  infrequently  and  investors may seek to trade
Fund shares  based on their  knowledge  or  understanding  of the value of those types of securities (this is sometimes referred to as "price  arbitrage").  Such price  arbitrage,  if otherwise  successful,  might interfere with the efficient management  of the Fund's  portfolio to a greater  degree than would be the case for funds  that  invest in more  liquid  securities,  because  the Fund may have difficulty  selling those securities at advantageous  times or prices to satisfy the liquidity  requirements  created by large and/or frequent trading  activity.
Successful price arbitrage activities might also dilute the value of fund shares held by other  shareholders.  Investing in  Unseasoned  Companies.  The Fund can
invest in unseasoned companies.  These are companies that have been in operation less than three years,  including the  operations of any  predecessors.  Because these  companies have a limited  operating  history and may be more dependent on the efforts of individual managers,  their securities may have limited liquidity and their prices may be very  volatile.  The Fund  currently  does not intend to invest more than 20% of its net assets in these securities.

Newer growth companies  typically retain a large part of their earnings for research,  development or investment in capital assets.  Therefore,  they do not tend to emphasize paying dividends,  and may not pay any dividends for some time after the Fund buys their stock.  However, the Fund does not have current income as a goal.

Portfolio  Turnover.  The Fund may engage in active and frequent trading to try to achieve  its  objective.  Increased  portfolio  turnover  creates  higher brokerage and transaction  costs for the Fund (and may reduce  performance).  If the Fund realizes capital gains when it sells its portfolio investments, it must generally  pay  those  gains  out  to  shareholders,  increasing  their  taxable distributions.  The  Financial  Highlights  table at the end of this  Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

Investments  By "Funds of Funds." Class Y shares of the Fund are offered as an  investment  to other  Oppenheimer  funds that act as "funds of  funds."  The
Fund's Board of Trustees has approved  making the Fund's shares  available as an investment to those funds. Those funds of funds may invest significant  portions of their  assets  in  shares  of the  Fund,  as  described  in their  respective prospectuses.  Those other  funds,  individually  and/or  collectively,  may own significant amounts of the Fund's shares from time to time. Those funds of funds typically  use asset  allocation  strategies  under  which they may  increase or reduce the amount of their investment in the Fund frequently, which may occur on a daily  basis  under  volatile  market  conditions.  Depending  on a number  of factors,  such as the  flows of cash  into and from the Fund as a result  of the activity  of  other  investors  and the  Fund's  then-current  liquidity,  those purchases and  redemptions  of the Fund's shares by funds of funds could require the Fund to purchase or sell portfolio  securities,  increasing its  transaction costs and possibly reducing its performance,  if the size of those purchases and redemptions  were  significant  relative to the size of the Fund.  For a further discussion  of the possible  effects of frequent  trading in the Fund's  shares, please refer to "Are There Limitations On Exchanges?"

CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board
of Trustees can change  non-fundamental  investment policies without shareholder approval,  although  significant changes will be described in amendments to this
Prospectus.  Fundamental  policies  cannot be changed  without the approval of a majority  of  the  Fund's  outstanding  voting  shares.  The  Fund's  investment objective is a fundamental policy.  Investment restrictions that are fundamental policies are listed in the  Statement of Additional  Information.  An investment policy is not fundamental  unless this Prospectus or the Statement of Additional
Information says that it is.

OTHER INVESTMENT  STRATEGIES.  To seek its objective,  the Fund can use the investment  techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Other Investments. The Fund's investments are not limited only to small-cap issuers. Under normal market conditions, up to 20% of the assets of the Fund can be invested in  securities  of mid and large  capitalization  companies,  if the
Manager believes they offer opportunities for growth.

Other Equity  Securities.  Equity securities include common stocks, as well as "equity equivalents" such as preferred stocks and securities convertible into common stock.  Preferred stock has a set dividend rate and ranks after bonds and before  common  stocks in its claim for dividends and on assets if the issuer is
liquidated  or  becomes   bankrupt.   The  Manager  considers  some  convertible
securities to be "equity  equivalents"  because of the conversion feature and in that case their rating has less impact on the  investment  decision  than in the case of debt securities.

Special Risks of Initial Public Offerings (IPOs).  The Fund has no limit on the amount of its assets that can be invested in IPOs. By definition, securities issued  in IPOs have not  traded  publicly  until  the time of their  offerings.
Special risks  associated  with IPOs may include,  among  others,  the fact that there may be only a limited number of shares  available for trading.  The market for those securities may be unseasoned.  The issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares  available  for trading in some IPOs may also make it more  difficult for the Fund to buy or sell  significant  amounts of shares  without an  unfavorable impact on prevailing  prices.  In addition,  some companies  initially  offering their shares  publicly are involved in  relatively  new  industries  or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries  may be regarded as  developmental  stage  companies, without revenues or operating income,  or the near-term  prospects of them. Many
IPOs are by small- or micro-cap companies that are undercapitalized.

Risks of Foreign  Investing.  The Fund can buy  securities  of companies or governments in any country, developed or underdeveloped. While there is no limit on the amount of the Fund's  assets that may be invested in foreign  securities, the Manager does not currently plan to invest significant  amounts of the Fund's assets in foreign securities.  While foreign securities offer special investment opportunities,  there are also special risks, such as the effects of a change in value of a foreign  currency  against  the U.S.  dollar,  which will result in a change  in the U.S.  dollar  value of  securities  denominated  in that  foreign currency.

If the Manager determines to invest a significant amount of the Fund assets in  foreign  securities,  it  might  expose  the fund to  "time-zone  arbitrage"
attempts by investors  seeking to take advantage of the  differences in value of foreign  securities  that might result from events that occur after the close of the  foreign  securities  market on which a foreign  security  is traded and the close of the New York Stock  Exchange (the "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the  interests of other  shareholders.  However,  the Fund's use of "fair value pricing" to adjust the closing market prices of foreign  securities  under certain  circumstances,  to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

Illiquid and Restricted  Securities.  Investments  may be illiquid  because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their  resale to other  investors  or may require  registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities.
The Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional  purchasers may not be subject to that limit. The Manager monitors  holdings of illiquid  securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments.  The Fund can invest in a number of different kinds of  "derivative"  investments.  In general terms, a derivative  investment is an investment  contract whose value depends on (or is derived from) the value of an underlying  asset,  interest  rate or index.  In the  broadest  sense,  options, futures  contracts,  and other  hedging  instruments  the Fund  might use may be considered "derivative" investments. The Fund does not expect to use derivatives to a  significant  degree  and is  not  required  to use  them  in  seeking  its objective.

Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the  investment.  The  underlying security  or  investment  on which a  derivative  is based,  and the  derivative itself, may not perform the way the Manager expected it to. As a result of these risks the Fund could realize less principal or income from the  investment  than expected or its hedge might be unsuccessful. As a result, the Fund's share price could fall. Certain derivative investments held by the Fund might be illiquid.

Hedging. The Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and securities  indices.  These are all referred to as "hedging  instruments."  Some of these strategies would hedge the
Fund's portfolio against price fluctuations.  Other hedging strategies,  such as buying futures and call options,  would tend to increase the Fund's  exposure to the  securities  market.  There are also  special  risks in  particular  hedging strategies.  Options  trading  involves the payment of premiums and can increase portfolio  turnover.  If the Manager used a hedging instrument at the wrong time or judged market  conditions  incorrectly,  the strategy could reduce the Fund's return.

Temporary  Defensive  and  Interim  Investments.  In  times of  adverse  or unstable market,  economic, or political  conditions,  the Fund can invest up to
100% of its  assets in  temporary  investments  that are  inconsistent  with the
Fund's  principal  investment  strategies.  Generally they would be highly-rated commercial paper and money market instruments,  U.S. government securities,  and repurchase  agreements.  To the extent  the Fund  invests  defensively  in these securities, it might not achieve its investment objective.

Loans of  Portfolio  Securities.  The Fund has  entered  into a  Securities
Lending  Agreement  with  JP  Morgan  Chase.  Under  that  agreement   portfolio
securities  of the Fund may be loaned to brokers,  dealers  and other  financial institutions.  The  Securities  Lending  Agreement  provides  that loans must be adequately  collateralized  and may be made only in  conformity  with the Fund's
Securities  Lending  Guidelines,  adopted by the Fund's Board of  Trustees.  The value of the securities loaned may not exceed 25% of the value of the Fund's net assets. Securities lending allows the fund to retain ownership of the securities loaned and, at the same time, earn additional  income. The borrower provides the
Fund with  collateral in an amount at least equal to the value of the securities loaned. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals  involving  material events affecting  securities loaned. If the borrower  defaults on its obligation to return the securities  loaned because of insolvency  or other  reasons,  the Fund  could  experience  delays and costs in recovering the securities loaned or in gaining access to the collateral.  If the
Fund is not  able to  recover  the  securities  loaned,  the  Fund  may sell the collateral and purchase a replacement investment in the market. The value of the collateral  could decrease below the value of the replacement  investment by the time the replacement investment is purchased. Loans will be made only to parties deemed to be in sound financial  condition and when, in the Manager's  judgment, the income earned would justify the risks.

PORTFOLIO   HOLDINGS.   The  Fund's  portfolio  holdings  are  included  in
semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  on Form N-Q,  which  are filed  with the  Securities  and  Exchange
Commission  (the  "SEC") no later  than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the SEC.
Therefore,  portfolio  holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

How the Fund Is Managed

THE MANAGER.  The Manager  chooses the Fund's  investments  and handles its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  advisor since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $190 billion in assets as of September 30, 2005,  including  other  Oppenheimer  funds with more than 6 million  shareholder  accounts.  The  Manager is located at Two World  Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Advisory Fees. Under the Investment Advisory  Agreement,  the Fund pays the
Manager an advisory fee at an annual rate that declines on additional  assets as the Fund grows:  0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million,  0.69% of the next $200 million, 0.66%
of the next $200  million  and 0.60% of  average  annual net assets in excess of
$800 million.  The Fund's  management fee for the period ended June 30, 2005 was
0.63% of average annual net assets for each class of shares.

     A discussion regarding the basis for the Board of Trustees' approval of the
Fund's investment  advisory contract is available in the Fund's Annual Report to shareholders for the year ended June 30, 2005.  Portfolio  Managers.  The Fund's portfolio  is  managed  by  Nikolaos  D.  Monoyios  and Mark  Zavanelli  who are
primarily responsible for the day-to-day management of the Fund's investments.

Mr.  Monoyios has been a portfolio  manager of the Fund's  portfolio  since
October 2003. Mr. Monoyios, CFA, has been a Senior Vice President of the Manager since  October  2003 and was formerly  Vice  President of the Manager from April
1998  through  September  2003.  He  is  an  officer  of 11  portfolios  in  the
OppenheimerFunds complex.

Mr.  Zavanelli,  CFA, has been a portfolio  manager of the Fund's portfolio since July 1999 and a Vice  President of the Manager since  November 2000. He is an officer of 3 portfolios in the OppenheimerFunds complex. Prior to joining the
Manager  in  May  1998,  Mr.  Zavanelli  was  President  of  Waterside   Capital
Management, a registered investment advisor from August 1995 through April 1998.

The Statement of Additional  Information  provides  additional  information about the Portfolio Managers' compensation, other accounts they manage and their ownership of Fund shares.

Pending  Litigation.  A  consolidated  amended  complaint has been filed as putative  derivative  and class  actions  against the Manager,  OppenheimerFunds
Distributor,  Inc.  ("Distributor")  and  OppenheimerFunds  Services  ("Transfer
Agent"),  as well as 51 of the  Oppenheimer  funds  (collectively  the  "funds")
including  the Fund,  30 present and former  Directors or Trustees and 8 present and former officers of certain of the funds. This complaint,  initially filed in the U.S.  District  Court for the  Southern  District of New York on January 10,
2005 and amended on March 4, 2005,  consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints.
Like those prior  complaints,  the  complaint  alleges that the Manager  charged excessive fees for distribution  and other costs,  improperly used assets of the funds  in the form of  directed  brokerage  commissions  and  12b-1  fees to pay brokers to promote sales of the funds,  and failed to properly  disclose the use of fund assets to make those payments in violation of the Investment Company Act and the Investment Advisers Act of 1940. Also, like those prior complaints,  the complaint  further  alleges that by  permitting  and/or  participating  in those actions, the Directors/Trustees and the officers breached their fiduciary duties to Fund  shareholders  under the  Investment  Company Act and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment  advisory  agreements,  an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

The defendants believe the claims asserted in these law suits to be without merit,  and  intend  to  defend  the  suits  vigorously.  The  Manager  and  the
Distributor  do not  believe  that the  pending  actions  are  likely  to have a material  adverse  effect  on the  Fund or on their  ability  to  perform  their respective investment advisory or distribution agreements with the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

You  can  buy  shares  several  ways,  as  described   below.   The  Fund's
Distributor,  may appoint  servicing  agents to accept purchase (and redemption)
orders. The Distributor,  in its sole discretion,  may reject any purchase order for the Fund's shares.

Buying Shares  Through Your Dealer.  You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor.
Your dealer will place your order with the Distributor on your behalf.  A broker or dealer may charge for that service.

Buying Shares Through the  Distributor.  Complete an  OppenheimerFunds  new
account  application  and return it with a check  payable  to  "OppenheimerFunds
Distributor,  Inc." Mail it to P.O. Box 5270,  Denver,  Colorado  80217.  If you
don't list a dealer on the  application,  the Distributor will act as your agent in buying the shares. Class B, Class C or Class N shares may not be purchased by an investor  directly  from the  Distributor  without the  investor  designating another registered  broker-dealer.  However,  we recommend that you discuss your investment  with a financial  advisor before you make a purchase to be sure that the Fund is appropriate for you.

o Paying by Federal Funds Wire.  Shares  purchased  through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500.  Before sending a wire,  call the  Distributor's  Wire Department at  1.800.225.5677  to
notify the Distributor of the wire and to receive further instructions.

o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you
pay for shares by electronic funds transfers from your bank account.  Shares are purchased for your account by a transfer of money from your bank account through the Automated  Clearing House (ACH) system.  You can provide those  instructions automatically,  under an Asset Builder Plan,  described  below,  or by telephone instructions  using  OppenheimerFunds  PhoneLink,  also described below.  Please refer to "AccountLink," below for more details.

o Buying Shares Through Asset Builder Plans. You may purchase shares of the
Fund  automatically  each month from your  account at a bank or other  financial institution  under an Asset  Builder Plan with  AccountLink.  Details are in the
Asset Builder application and the Statement of Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares  with  a  minimum  initial  investment  of  $1,000  and  make  additional investments  at any time  with as  little as $50.  There  are  reduced  minimums available under the following special investment plans:

o If you establish  one of the many types of retirement  plan accounts that
OppenheimerFunds  offers,  more fully  described  below under "Special  Investor
Services," you can start your account with as little as $500.

o By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information),  or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50.  For any type of  account  established  under one of these  plans prior to November 1, 2002, the minimum additional investment will remain $25.

o  The  minimum  investment  requirement  does  not  apply  to  reinvesting dividends  from the Fund or other  Oppenheimer  funds (a list of them appears in the Statement of Additional Information,  or you can ask your dealer or call the
Transfer Agent), or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES  SOLD?  Shares  are sold at their  offering  price which is the net asset  value per  share  plus any  initial  sales  charge  that applies.  The offering  price that  applies to a purchase  order is based on the next  calculation  of the net  asset  value  per  share  that is made  after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates  the net asset  value of each class of shares as of the close of the NYSE, on

each day the NYSE is open for trading (referred to in this Prospectus as a
"regular business day"). The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern Standard time."

The net asset value per share for a class of shares on a "regular  business day" is determined  by dividing the value of the Fund's net assets  attributable to that class by the number of shares of that class  outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's  judgment) or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is  principally  traded,  that security  may be valued by another  method that the Board of  Trustees  believes accurately reflects the fair value.

The Board has adopted  valuation  procedures for the Fund and has delegated the day-to-day  responsibility  for fair value  determinations  to the Manager's
Valuation  Committee.  Fair value  determinations  by the Manager are subject to review,  approval and  ratification  by the Board at its next scheduled  meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable,  the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for  significant  events  that it  believes in good faith will affect the market prices of the  securities of issuers held by the Fund.  Those may include events affecting  specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting  securities markets (for  example,  a foreign  securities  market  closes early because of a natural disaster).

If, after the close of the principal market on which a security held by the
Fund is traded and  before the time as of which the Fund's net asset  values are calculated  that day, a significant  event occurs that the Manager learns of and believes in the  exercise of its  judgment  will cause a material  change in the value of that  security  from the closing price of the security on the principal market  on which it is  traded,  the  Manager  will  use its  best  judgment  to determine a fair value for that security.

The Manager  believes  that  foreign  securities  values may be affected by volatility  that  occurs in U.S.  markets  on a  trading  day after the close of foreign securities markets.  The Manager's fair valuation  procedures  therefore include a procedure  whereby foreign  securities  prices may be "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, the
Distributor or its designated agent must receive your order by the time the NYSE closes  that day.  If your order is received on a day when the NYSE is closed or after it has  closed,  the order will  receive the next  offering  price that is determined after your order is received.

Buying Through a Dealer.  If you buy shares  through a dealer,  your dealer must  receive  the  order  by the  close  of the  NYSE  and  transmit  it to the
Distributor so that it is received before the Distributor's close of business on a regular  business  day  (normally  5:00 p.m.) to receive  that day's  offering
price,   unless  your  dealer  has  made  alternative   arrangements   with  the
Distributor.  Otherwise,  the order will receive the next offering price that is determined.

WHAT CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers investors five
different  classes  of  shares.   The  different  classes  of  shares  represent
investments in the same portfolio of securities,  but the classes are subject to different  expenses and will likely have  different  share prices.  When you buy shares,  be sure to specify  the class of shares.  If you do not choose a class, your investment will be made in Class A shares.

Class A Shares. If you buy Class A shares,  you pay an initial sales charge
(on  investments  up to $1 million  for regular  accounts or lesser  amounts for certain  retirement  plans). The amount of that sales charge will vary depending on the amount you invest.  The sales charge rates are listed in "How Can You Buy
Class A Shares?" below.

     Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell  your  shares  within 6 years of  buying  them,  you  will  normally  pay a contingent  deferred sales charge.  That contingent deferred sales charge varies depending  on how long you own your  shares,  as  described  in "How Can You Buy
Class B Shares?" below.

Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your  shares  within 12 months of  buying  them,  you will  normally  pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class
C Shares?" below.

Class N Shares.  If you buy Class N shares  (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the  retirement  plan's  first  purchase  of  Class N  shares,  you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class
N Shares?"  below.  Class Y Shares.  Class Y shares are offered  only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES  SHOULD YOU CHOOSE?  Once you decide that the Fund is an  appropriate  investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial  advisor.  Some factors to consider are how much you plan to invest  and how  long  you  plan to hold  your  investment.  If your  goals  and objectives  change over time and you plan to  purchase  additional  shares,  you should  re-evaluate those factors to see if you should consider another class of shares.  The  Fund's  operating  costs  that  apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

     The  discussion  below  is  not  intended  to  be  investment  advice  or a recommendation,  because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course,  these examples are based on  approximations  of the effects of current  sales  charges and expenses projected over time, and do not detail all of the  considerations in selecting a class of shares.  You should analyze your options  carefully with your financial advisor before making that choice.

How Long Do You  Expect to Hold Your  Investment?  While  future  financial needs cannot be predicted  with  certainty,  knowing how long you expect to hold your investment  will assist you in selecting the  appropriate  class of shares.
Because of the effect of class-based  expenses,  your choice will also depend on how much you plan to invest.  For example,  the reduced sales charges  available for larger  purchases  of Class A shares  may,  over time,  offset the effect of paying an initial sales charge on your  investment,  compared to the effect over time of higher  class-based  expenses  on shares of Class B, Class C or Class N.
For  retirement  plans that qualify to purchase  Class N shares,  Class N shares will generally be more advantageous than Class B and Class C shares.

o Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your  shares for not more than six  years),  you should most likely invest in Class A or Class C shares rather than Class B shares.  That is because of the  effect of the Class B  contingent  deferred  sales  charge if you redeem within six years, as well as the effect of the Class B asset-based  sales charge on the investment return for that class in the short-term.  Class C shares might be the  appropriate  choice  (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares,  and the  contingent deferred  sales charge does not apply to amounts you sell after holding them one year.

However,  if you plan to invest more than  $100,000  for the shorter  term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales  charge on Class C shares will have a greater  impact on your account over the longer term than the reduced  front-end  sales charge  available  for larger purchases of Class A shares.

If you invest $1 million or more,  in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that  reason,  the  Distributor  normally  will not  accept  purchase  orders of
$100,000  or more of Class B shares or $1 million or more of Class C shares from a single investor.  Dealers or other financial intermediaries  purchasing shares for their  customers in omnibus  accounts are  responsible  for compliance  with those limits.

o Investing for the Longer Term.  If you are  investing  less than $100,000 for the  longer-term,  for  example  for  retirement,  and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There  Differences in Account Features That Matter to You? Some account features  may not be  available  to Class B,  Class C and Class N  shareholders.
Other  features  may not be advisable  (because of the effect of the  contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully  review how you plan to use your investment  account before deciding which class of shares to buy.

Additionally,  the  dividends  payable  to  Class  B,  Class C and  Class N shareholders  will be reduced by the additional  expenses borne by those classes that are not  borne by Class A or Class Y shares,  such as the Class B,  Class C and Class N  asset-based  sales charge  described  below and in the Statement of
Additional Information.

How Do Share Classes Affect  Payments to Your Broker?  A financial  advisor may  receive  different  compensation  for  selling one class of shares than for selling  another  class.  It is important to remember  that Class B, Class C and
Class N contingent deferred sales charges and asset-based sales charges have the same  purpose  as the  front-end  sales  charge on sales of Class A  shares:  to compensate the  Distributor  for concessions and expenses it pays to dealers and financial  institutions  for selling shares.  The Distributor may pay additional
compensation  from  its  own  resources  to  securities   dealers  or  financial
institutions  based  upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their  offering price, which is normally net asset value plus an initial sales charge.  However, in some cases,  described  below,  purchases are not subject to an initial sales charge,  and the  offering  price will be the net asset  value.  In other cases, reduced sales charges may be available,  as described  below or in the Statement of Additional  Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

     The sales charge varies depending on the amount of your purchase. A portion of the sales  charge may be retained by the  Distributor  or  allocated  to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers.  The current sales charge rates and  concessions  paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------
  Amount of Purchase                   Front-End Sales          Front-End Sales           Concession As a
                                       Charge As a              Charge As a
                                       Percentage of            Percentage of Net         Percentage of
                                       Offering Price           Amount Invested           Offering Price
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $25,000                             5.75%                    6.10%                     4.75%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $25,000 or more but less than                 5.50%                    5.82%                     4.75%
  $50,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000 or more but less than                 4.75%                    4.99%                     4.00%
  $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000 or more but less than                3.75%                    3.90%                     3.00%
  $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000 or more but less than                2.50%                    2.56%                     2.00%
  $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000 or more but less than $1             2.00%                    2.04%                     1.60%
  million
  ------------------------------------ ------------------------ ------------------------- -------------------------
Due to rounding,  the actual sales charge for a particular  transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix B to the Statement
of Additional Information details the conditions for the waiver of sales charges that apply in certain  cases,  and the special  sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the  Distributor  when  purchasing shares or the  Transfer  Agent when  redeeming  shares that a special  condition applies.

Can You Reduce Class A Sales  Charges?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's  "Right of  Accumulation"  or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

o Right of  Accumulation.  To qualify for the reduced  Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table  above),  you can add the value of any  Class A,  Class B or,  Class C shares of the Fund or other  Oppenheimer funds that you or your spouse currently own, or are currently  purchasing,  to the value of your Class A share purchase.
Your Class A shares of Oppenheimer  Money Market Fund, Inc. or Oppenheimer  Cash
Reserves on which you have not paid a sales  charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts  (including  IRAs and  403(b)  plans),  your joint  accounts  with your spouse,  or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.  A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer). If you are buying shares directly from the Fund, you must inform the Distributor of your  eligibility and holdings at the time of your purchase in order to qualify for the Right of  Accumulation.
If you are buying shares  through your  financial  intermediary  you must notify your  intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

To count  shares of  eligible  Oppenheimer  funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the  Distributor  or  your  current  intermediary  with  a copy  of all  account statements  showing  your  current  holdings  of  the  Fund  or  other  eligible
Oppenheimer funds, including statements for accounts held by you and your spouse or in  retirement  plans or trust or custodial  accounts  for minor  children as described  above.  The Distributor or intermediary  through which you are buying shares will calculate the value of your eligible  Oppenheimer fund shares, based on the current  offering price, to determine which Class A sales charge rate you qualify for on your current  purchase o Letters of Intent.  You may also qualify for  reduced  Class A sales  charges  by  submitting  a Letter  of Intent to the
Distributor.  A Letter of Intent is a written  statement  of your  intention  to purchase a specified  value of Class A, Class B or Class C shares of the Fund or other  Oppenheimer  funds  over a  13-month  period.  The  total  amount of your intended  purchases  of Class A, Class B and Class C shares will  determine  the reduced sales charge rate that will apply to your Class A share purchases of the
Fund during that period.  You can choose to include purchases made up to 90 days before  the date that you submit a Letter.  Your  Class A shares of  Oppenheimer
Money  Market  Fund or  Oppenheimer  Cash  Reserves on which you have not paid a sales charge will not be counted for this purpose. Submitting a Letter of Intent does not obligate you to purchase the specified  amount of shares.  You may also be able to apply the Right of Accumulation to these purchases.

If you do not complete the Letter of Intent, the front-end sales charge you paid on your  purchases  will be  recalculated  to reflect  the actual  value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares -
Letters of Intent" in the Fund's  Statement of Additional  Information  for more complete information.

Other  Special  Sales Charge  Arrangements  and  Waivers.  The Fund and the
Distributor  offer other  opportunities to purchase shares without  front-end or contingent  deferred sales charges under the programs  described below. The Fund reserves the right to amend or  discontinue  these  programs at any time without prior notice.

o Dividend  Reinvestment.  Dividends  and/or  capital  gains  distributions received by a shareholder  from the Fund may be reinvested in shares of the Fund or any of the other  Oppenheimer  funds without a sales charge, at the net asset value per share in effect on the  payable  date.  You must  notify the  Transfer
Agent in writing to elect this option and must have an  existing  account in the fund selected for reinvestment.

o Exchanges of Shares.  Shares of the Fund may be  exchanged  for shares of certain  other  Oppenheimer  funds at net  asset  value per share at the time of exchange,  without  sales  charge,  and shares of the Fund can be  purchased  by exchange of shares of certain other Oppenheimer funds on the same basis.  Please refer to "How to Exchange  Shares" in this  Prospectus  and in the  Statement of
Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.

o  Reinvestment  Privilege.  Within six months of a  redemption  of certain
Class A and Class B shares,  the proceeds may be reinvested in Class A shares of the Fund,  or any of the other  Oppenheimer  funds into which shares of the Fund may be exchanged,  without a sales charge. This privilege applies to redemptions of Class A shares  that were  subject to an initial  sales  charge or Class A or
Class B shares that were  subject to a  contingent  deferred  sales  charge when redeemed.  The investor  must ask the Transfer  Agent for that  privilege at the time of reinvestment and must identify the account from which the redemption was made.

     o Other Special Reductions and Waivers.  The Fund and the Distributor offer additional  arrangements  to reduce or eliminate  front-end  sales charges or to waive  contingent  deferred sales charges for certain types of transactions  and for certain  classes of  investors  (primarily  retirement  plans that  purchase shares in special  programs  through the  Distributor).  These are  described in greater detail in Appendix B to the Statement of Additional  Information,  which may be ordered by calling 800.225.5677 or through the OppenheimerFunds  website,
at  www.oppenheimerfunds.com   (follow  the  hyperlinks:  "Access  Accounts  and
Services"  -  "Forms  &  Literature"  -  "Order  Literature"  -  "Statements  of
Additional  Information").  A  description  of these  waivers and special  sales charge  arrangements  is also  available  for  viewing  on the  OppenheimerFunds website (follow the hyperlinks:  "Research  Funds" - "Fund  Documents" - "View a description  . . .").  To receive a waiver or special  sales  charge  rate under these  programs,  the purchaser must notify the  Distributor (or other financial intermediary  through which shares are being purchased) at the time of purchase, or notify the Transfer  Agent at the time of redeeming  shares for those waivers that apply to contingent deferred sales charges.

o Purchases by Certain  Retirement Plans.  There is no initial sales charge on  purchases  of Class A shares of the Fund by  retirement  plans  that have $5 million or more in plan assets.  In that case the  Distributor  may pay from its own resources,  at the time of sale,  concessions in an amount equal to 0.25% of the purchase  price of Class A shares  purchased  within the first six months of account establishment by those retirement plans to dealers of record, subject to
certain  exceptions   described  in  "Retirement  Plans"  in  the  Statement  of
Additional Information.

There is also no initial sales charge on purchases of Class A shares of the
Fund by certain  retirement plans that are part of a retirement plan or platform offered by banks,  broker-dealers,  financial  advisors,  insurance companies or
recordkeepers.   No  contingent  deferred  sales  charge  is  charged  upon  the redemption of such shares.

Class A Contingent Deferred Sales Charge.  There is no initial sales charge on  purchases  of Class A  shares  of any one or more of the  Oppenheimer  funds aggregating  $1 million or more,  or on  purchases  of Class A shares by certain retirement  plans that  satisfied  certain  requirements  prior to March 1, 2001
("grandfathered  retirement  accounts").  However,  those  Class A shares may be subject to a Class A contingent  deferred  sales  charge,  as  described  below.
Retirement  plans holding shares of Oppenheimer  funds in an omnibus  account(s)
for the benefit of plan  participants  in the name of a fiduciary  or  financial intermediary  (other than  OppenheimerFunds-sponsored  Single DB Plus plans) are not  permitted  to make  initial  purchases  of  Class  A  shares  subject  to a contingent deferred sales charge.

The  Distributor  pays dealers of record  concessions in an amount equal to
1.0% of  purchases of $1 million or more other than  purchases by  grandfathered retirement accounts.  For grandfathered  retirement accounts,  the concession is
0.75% of the first $2.5 million of  purchases  plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were  previously  subject to a front-end sales charge and dealer concession.

If you redeem  any of those  shares  within an  18-month  "holding  period"
measured  from  the  beginning  of the  calendar  month  of  their  purchase,  a contingent  deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of: o the  aggregate net asset value of the redeemed shares at the time of redemption  (excluding shares purchased by reinvestment of dividends or capital gain  distributions);  or o the original net asset value of the redeemed shares.

The Class A contingent  deferred sales charge will not exceed the aggregate amount of the concessions  the Distributor  paid to your dealer on all purchases of Class A shares of all  Oppenheimer  funds you made that were  subject  to the
Class A contingent deferred sales charge.

     HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per share  without  an  initial  sales  charge.  However,  if Class B shares are redeemed  within six years from the  beginning  of the  calendar  month of their purchase,  a  contingent  deferred  sales  charge  will  be  deducted  from  the redemption  proceeds.  The Class B contingent  deferred  sales charge is paid to compensate the  Distributor  for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class B shares.

     The amount of the  contingent  deferred  sales  charge  will  depend on the number  of years  since you  invested  and the  dollar  amount  being  redeemed, according to the following  schedule for the Class B contingent  deferred  sales charge holding period:

----------------------------------------------------------- --------------------------------------------------------
Years Since Beginning of Month in Which Purchase Order      Contingent Deferred Sales Charge on Redemptions in
was Accepted                                                That Year (As % of Amount Subject to Charge)
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
More than 6                                                 None
----------------------------------------------------------- --------------------------------------------------------
In the table,  a "year" is a 12-month  period.  In applying the  contingent deferred  sales charge,  all  purchases are  considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic  Conversion  of  Class B  Shares.  Class B  shares  automatically convert to Class A shares 72 months after you  purchase  them.  This  conversion feature  relieves  Class B  shareholders  of the  asset-based  sales charge that applies  to Class B shares  under the Class B  Distribution  and  Service  Plan, described  below. The conversion is based on the relative net asset value of the two  classes,  and no sales load or other  charge is  imposed.  When any Class B shares that you hold  convert,  any other  Class B shares that were  acquired by reinvesting  dividends  and  distributions  on the  converted  shares  will also convert to Class A shares. For further information on the conversion feature and its tax  implications,  see "Class B Conversion"  in the Statement of Additional
Information.

HOW CAN YOU BUY CLASS C SHARES?  Class C shares are sold at net asset value per share  without  an  initial  sales  charge.  However,  if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their  purchase,  a  contingent  deferred  sales charge of 1.0% will be deducted from the  redemption  proceeds.  The Class C contingent  deferred sales charge is paid to  compensate  the  Distributor  for its  expenses of  providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY  CLASS N SHARES?  Class N shares  are  offered  for sale to retirement  plans  (including  IRAs and 403(b) plans) that purchase  $500,000 or more of Class N shares of one or more  Oppenheimer  funds or to group retirement plans (which do not include IRAs and 403(b)  plans) that have assets of $500,000 or more or 100 or more  eligible  participants.  See  "Availability  of  Class N shares" in the Statement of Additional Information for other circumstances where
Class N shares are available for purchase.

     Class N shares are sold at net asset value without an initial sales charge.
A contingent  deferred  sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

o The  group  retirement  plan  is  terminated  or  Class N  shares  of all
Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed  within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or

o With respect to an IRA or 403(b) plan, Class N shares are redeemed within
18 months of the  plan's  first  purchase  of Class N shares of any  Oppenheimer fund.

     Retirement  plans  that offer  Class N shares  may  impose  charges on plan participant  accounts.  The  procedures  for  buying,  selling,  exchanging  and transferring  the  Fund's  other  classes of shares  (other  than the time those orders must be received by the  Distributor  or Transfer  Agent in Colorado) and
the special account features  applicable to purchasers of those other classes of shares  described  elsewhere in this  Prospectus  do not apply to Class N shares offered  through a group  retirement  plan.  Instructions  for buying,  selling, exchanging or  transferring  Class N shares offered  through a group  retirement plan must be submitted by the plan, not by plan  participants  for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES?  Class Y shares are sold at net asset value per share  without a sales  charge  directly to  institutional  investors  that have special  agreements  with the  Distributor  for this  purpose.  They may include insurance companies, registered investment companies, employee benefit plans and
Section 529 plans, among others.  Individual investors cannot buy Class Y shares directly.

     An  institutional  investor  that buys  Class Y shares  for its  customers'
accounts  may impose  charges on those  accounts.  The  procedures  for  buying, selling,  exchanging and  transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at  their  Colorado  office)  and the  special  account  features  available  to investors  buying those other  classes of shares do not apply to Class Y shares.
Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted  by the  institutional  investor,  not by its  customers  for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service  Plan for Class A Shares.  The Fund has adopted a Service  Plan for
Class A  shares.  It  reimburses  the  Distributor  for a  portion  of its costs
incurred  for  services   provided  to  accounts   that  hold  Class  A  shares.
Reimbursement  is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor  currently uses
all  of  those  fees  to  pay  dealers,   brokers,  banks  and  other  financial
institutions  periodically  for providing  personal  service and  maintenance of accounts of their  customers  that hold Class A shares.  With respect to Class A shares  subject to a Class A  contingent  deferred  sales  charge  purchased  by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance  for the first year after the shares are sold by the  dealer.
The Distributor retains the first year's service fee paid by the Fund. After the shares  have been held by  grandfathered  retirement  accounts  for a year,  the
Distributor pays the service fee to dealers periodically.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
Fund has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to pay the Distributor  for its services and costs in distributing  Class
B, Class C and Class N shares and servicing accounts.  Under the plans, the Fund pays the Distributor an annual  asset-based sales charge of 0.75% on Class B and
Class C shares  and 0.25% on Class N shares.  The  Distributor  also  receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

The asset-based  sales charge and service fees increase Class B and Class C expenses  by 1.0% and  increase  Class N expenses by 0.50% of the net assets per year of the  respective  class.  Because  these  fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

The Distributor  uses the service fees to compensate  dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The
Distributor  normally  pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the  dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

The Distributor  currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class B shares  is  therefore
4.00% of the  purchase  price.  The  Distributor  normally  retains  the Class B asset-based  sales  charge.  See the  Statement of  Additional  Information  for exceptions.

The Distributor  currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class C shares  is  therefore
1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.  The  Distributor  normally  retains the  asset-based  sales charge on Class C shares  during the first year  after the  purchase  of Class C shares. See the Statement of Additional Information for exceptions.

The Distributor  currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class N shares  is  therefore
1.0% of the purchase  price.  The Distributor  normally  retains the asset-based sales charge on Class N shares. See the Statement of Additional  Information for exceptions.

For  certain  group  retirement  plans  held  in  omnibus   accounts,   the
Distributor  will pay the full Class C or Class N  asset-based  sales charge and the service fee to the dealer  beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's  service fee at the time of purchase.  New group  omnibus plans may not purchase Class B shares.

For Class C shares purchased through the OppenheimerFunds  Recordkeeper Pro program,  the Distributor  will pay the Class C asset-based  sales charge to the dealer of record in the first year after the  purchase of such shares in lieu of paying the dealer a sales  concession at the time of purchase.  The  Distributor will use the service fee it receives  from the Fund on those shares to reimburse
FASCorp for providing  personal  services to the Class C accounts  holding those shares.

In addition,  the Manager and the Distributor may make substantial payments
to  dealers  or  other  financial   intermediaries  and  service  providers  for
distribution  and/or  shareholder  servicing   activities,   out  of  their  own
resources,  including  the profits from the advisory  fees the Manager  receives from  the  Fund.  Some of  these  distribution-related  payments  may be made to dealers  or  financial  intermediaries  for  marketing,  promotional  or related expenses;  these  payments are often  referred to as "revenue  sharing." In some circumstances,  those types of payments may create an incentive  for a dealer or financial  intermediary or its  representatives  to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. You should ask your dealer or financial intermediary for more details about any such payments it receives.

Special Investor Services

ACCOUNTLINK.  You can use our AccountLink feature to link your Fund account with an account at a U.S.  bank or other  financial  institution.  It must be an
Automated Clearing House (ACH) member. AccountLink lets you:

o transmit funds  electronically to purchase shares by telephone (through a service  representative  or by PhoneLink) or  automatically  under Asset Builder
Plans, or

o have the Transfer Agent send  redemption  proceeds or transmit  dividends and distributions directly to your bank account.  Please call the Transfer Agent for more information.

     You may  purchase  shares by  telephone  only after your  account  has been established.  To purchase  shares in amounts up to $250,000  through a telephone representative,  call the Distributor at  1.800.225.5677.  The purchase  payment will be debited from your bank account.

     AccountLink  privileges  should be  requested on your  Application  or your dealer's settlement  instructions if you buy your shares through a dealer. After your account is established,  you can request AccountLink  privileges by sending signature-guaranteed  instructions  and  proper  documentation  to the  Transfer
Agent.  AccountLink  privileges  will  apply to each  shareholder  listed in the registration on your account as well as to your dealer  representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change  of  bank  account  information  must  be  made  by  signature-guaranteed instructions  to the  Transfer  Agent  signed  by all  shareholders  who own the account.

PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system
that  enables   shareholders  to  perform  a  number  of  account   transactions
automatically   using   a   touch-tone   phone.   PhoneLink   may  be   used  on
already-established  Fund  accounts  after you obtain a Personal  Identification
Number  (PIN),  by calling  the  PhoneLink  number,  1.800.225.5677.  Purchasing
Shares.  You may purchase  shares in amounts up to $100,000 by phone, by calling
1.800.225.5677.  You must have established  AccountLink  privileges to link your bank account with the Fund to pay for these purchases.  Exchanging Shares.  With the  OppenheimerFunds  Exchange  Privilege,  described  below,  you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already  established by calling the special  PhoneLink  number.
Selling Shares. You can redeem shares by telephone  automatically by calling the
PhoneLink  number  and  the  Fund  will  send  the  proceeds  directly  to  your
AccountLink  bank  account.  Please  refer to "How to Sell  Shares,"  below  for details.

CAN YOU SUBMIT  TRANSACTION  REQUESTS  BY FAX?  You may send  requests  for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call  1.800.225.5677  for  information  about which  transactions  may be handled this way.  Transaction requests submitted by fax are subject to the same rules and  restrictions  as written and  telephone  requests  described  in this
Prospectus.

OPPENHEIMERFUNDS  INTERNET  WEBSITE.  You can obtain  information about the
Fund, as well as your account balance, on the OppenheimerFunds Internet website, at  www.oppenheimerfunds.com.  Additionally,  shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website.  To perform  account  transactions or obtain  account  information  online,  you must  first  obtain a user  I.D.  and password  on  that  website.  If  you do  not  want  to  have  Internet  account transaction  capability  for your  account,  please call the  Transfer  Agent at
1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL AND EXCHANGE  PLANS.  The Fund has several plans that
enable  you  to  sell  shares   automatically   or  exchange   them  to  another
OppenheimerFunds  account on a regular basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT  PLANS.  You may buy shares of the Fund for your retirement plan account.  If you  participate  in a plan  sponsored by your  employer,  the plan trustee  or  administrator  must buy the  shares  for  your  plan  account.  The
Distributor also offers a number of different  retirement plans that individuals and employers can use:  Individual  Retirement  Accounts  (IRAs).  These include regular IRAs,  Roth IRAs,  SIMPLE IRAs and rollover  IRAs.  SEP-IRAs.  These are
Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.  403(b)(7)  Custodial  Plans.  These  are  tax-deferred  plans  for employees of eligible tax-exempt organizations,  such as schools,  hospitals and charitable  organizations.  401(k) Plans. These are special retirement plans for businesses.  Pension and  Profit-Sharing  Plans.  These plans are  designed  for businesses  and  self-employed  individuals.  Please  call the  Distributor  for
OppenheimerFunds  retirement  plan  documents,  which include  applications  and important plan information.

How to Sell Shares

You can sell  (redeem)  some or all of your shares on any regular  business day. Your shares will be sold at the next net asset value  calculated after your order is  received  in proper  form  (which  means that it must  comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic  Withdrawal  Plans to redeem shares on a regular basis.  If you have  questions  about  any of  these  procedures,  and  especially  if you  are redeeming shares in a special  situation,  such as due to the death of the owner or from a retirement  plan  account,  please call the Transfer  Agent first,  at
1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from  fraud,  the  following  redemption  requests  must be in writing  and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
o   You wish to redeem more than $100,000 and receive a check.
o The  redemption  check is not payable to all  shareholders  listed on the account statement.
o The redemption check is not sent to the address of record on your account statement,
o Shares are being  transferred to a Fund account with a different owner or name.
o Shares are being  redeemed by someone  (such as an Executor)  other than the owners.

Where Can You Have Your  Signature  Guaranteed?  The Transfer Agent
will accept a guarantee of your signature by a number of financial institutions, including:
o a U.S. bank, trust company, credit union or savings association,
o a foreign bank that has a U.S.  correspondent  bank, o a U.S.  registered dealer or broker in securities,  municipal securities or government  securities, or o a U.S. national securities exchange, a registered securities association or a clearing agency.

     If you are  signing  on  behalf  of a  corporation,  partnership  or  other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
OppenheimerFunds  retirement  plan  account.  Call  the  Transfer  Agent  for  a distribution request form. Special income tax withholding  requirements apply to distributions  from retirement  plans.  You must submit a withholding  form with your  redemption  request to avoid delay in getting your money and if you do not want tax withheld.  If your employer holds your  retirement plan account for you in the name of the  plan,  you must ask the plan  trustee  or  administrator  to request the sale of the Fund shares in your plan account.

     Receiving  Redemption  Proceeds by Wire. While the Fund normally sends your money by check,  you can arrange to have the proceeds of shares you sell sent by
Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500.  There is a $10 fee for each  request.  To find out how to set up this  feature on your  account or to arrange a wire,  call the
Transfer Agent at 1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o   Your name,
     o   The Fund's name,
     o   Your Fund account number (from your account statement),
     o   The dollar amount or number of shares to be redeemed,
     o   Any special payment instructions,
     o   Any share certificates for the shares you are selling,
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for               Send courier or express mail
requests by mail:                           requests to:
OppenheimerFunds Services                   OppenheimerFunds Services
P.O. Box 5270                               10200 E. Girard Avenue, Building D
Denver, Colorado 80217                      Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by telephone.  To receive the redemption  price calculated on a particular  regular  business day, your call must be received by the  Transfer  Agent by the close of the NYSE that day,  which is normally  4:00
p.m.,  but may be  earlier on some days.  You may not redeem  shares  held in an
OppenheimerFunds-sponsored  qualified  retirement  plan account or under a share certificate by telephone.

     o To redeem shares through a service  representative  or  automatically  on
PhoneLink, call 1.800.225.5677.

     Whichever  method you use,  you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone  Redemptions  Paid by Check.  Up to  $100,000  may be redeemed by telephone in any  seven-day  period.  The check must be payable to all owners of record of the shares and must be sent to the address on the  account  statement.
This  service is not  available  within 30 days of  changing  the  address on an account.

Telephone  Redemptions  Through AccountLink or by Wire. There are no dollar limits on telephone  redemption  proceeds sent to a bank account designated when you establish  AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the  redemption.  You do not receive  dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

If you have requested  Federal Funds wire privileges for your account,  the wire of the  redemption  proceeds will normally be  transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds.  No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?  The  Distributor  has  made arrangements  to  repurchase  Fund shares from  dealers and brokers on behalf of their customers.  Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT  REDEMPTIONS.  If you purchase shares  subject to a Class A, Class B,  Class C or Class N  contingent  deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares,  the contingent  deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge  based  on the  categories  listed  in  Appendix  B to the  Statement  of
Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

     A contingent  deferred  sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

o the amount of your account value  represented by an increase in net asset value over the initial purchase price,

o shares  purchased  by the  reinvestment  of  dividends  or capital  gains distributions, or

o shares redeemed in the special  circumstances  described in Appendix B to the Statement of Additional Information.

     To  determine  whether a  contingent  deferred  sales  charge  applies to a redemption, the Fund redeems shares in the following order:

1.  shares acquired by reinvestment of dividends and capital gains distributions,
2.  shares held for the holding period that applies to the class, and
3.  shares held the longest during the holding period.

     Contingent  deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the  applicable  contingent  deferred sales charge  holding  period,  the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer fund that are still  subject  to a  contingent  deferred  sales  charge  holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your  investment  from one Oppenheimer fund to another,  you can  exchange  your shares for shares of the same class of another  Oppenheimer fund that offers the exchange privilege.  For example,  you can exchange Class A shares of the Fund only for Class A shares of another fund.
To exchange shares, you must meet several conditions:

     o Shares of the fund  selected for exchange  must be available  for sale in your state of residence.

     o The prospectus of the selected fund must offer the exchange privilege.

     o When you  establish  an account,  you must hold the shares you buy for at least seven days before you can

exchange them.  After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.

o You must meet the minimum purchase requirements for the selected fund.

o  Generally,  exchanges  may be made only between  identically  registered accounts,  unless all account owners send written exchange  instructions  with a signature guarantee.

o Before  exchanging into a fund, you must obtain its prospectus and should read it carefully.

     For tax purposes, an exchange of shares of the Fund is considered a sale of those  shares  and a  purchase  of the  shares  of the fund  into  which you are exchanging. An exchange may result in a capital gain or loss.

     You can find a list of the Oppenheimer  funds that are currently  available for  exchanges in the Statement of  Additional  Information  or you can obtain a list by calling a service representative at 1.800.225.5677.  The funds available for exchange can change from time to time.

     A contingent  deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for  shares of  another  Oppenheimer  fund.  However,  if you exchange  your shares during the  applicable  CDSC holding  period,  the holding period will carry over to the fund shares that you  acquire.  Similarly,  if you acquire  shares of the Fund in exchange for shares of another  Oppenheimer  fund that are subject to a CDSC holding  period,  that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired  shares are redeemed  before the end of the CDSC holding period that applied to the exchanged shares.

     There are a number of other special  conditions and limitations  that apply to certain types of exchanges.  These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional
Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests.  Send a request letter,  signed by all owners of the account,  to the Transfer Agent at the address on the back cover.  Exchanges of shares for which  share  certificates  have been issued  cannot be  processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange  Requests.  Telephone exchange requests may be made  either by calling a service  representative  or by using  PhoneLink  by calling  1.800.225.5677.  You  may  submit  internet  exchange  requests  on the
OppenheimerFunds  internet website, at  www.oppenheimerfunds.com.  You must have obtained  a user  I.D.  and  password  to make  transactions  on  that  website.
Telephone  and/or internet  exchanges may be made only between accounts that are
registered   with  the  same  name(s)  and  address.   Shares  for  which  share
certificates have been issued may not be exchanged by telephone or the internet.

Automatic  Exchange Plan.  Shareholders can authorize the Transfer Agent to
exchange  a  pre-determined   amount  of  shares  automatically  on  a  monthly,
quarterly, semi-annual or annual basis.

Please refer to "How to Exchange  Shares" in the  Statement  of  Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds  exchange privilege affords investors the ability to switch their  investments  among  Oppenheimer  funds if their  investment needs change.
However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's  ability to manage the
fund's   investments   efficiently,   increase   the  fund's   transaction   and
administrative costs and/or affect the fund's performance,  depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents,  the aggregate dollar amount and the number and frequency of trades.  If large dollar amounts are involved in exchange and/or redemption transactions,  the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative  expenses might be increased.

Therefore,  the Manager and the Fund's  Board of Trustees  have adopted the following  policies  and  procedures  to  detect  and  prevent  frequent  and/or excessive exchanges,  and/or purchase and redemption  activity,  while balancing the needs of investors who seek liquidity from their  investment and the ability to exchange  shares as investment  needs change.  There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are  reinvested  in the fund  selected for exchange on the same regular  business  day on  which  the  Transfer  Agent or its  agent  (such as a financial  intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request  must be received  by the close of the NYSE that day,  which is normally
4:00 p.m.  Eastern  time,  but may be earlier on some days,  in order to receive that day's net asset value on the exchanged  shares.  Exchange requests received after the close of the NYSE will  receive  the next net asset  value  calculated
after  the  request  is  received.   However,   the  Transfer  Agent  may  delay
transmitting  the proceeds  from an exchange for up to five  business days if it determines,  in its  discretion,  that an earlier  transmittal of the redemption proceeds  to the  receiving  fund would be  detrimental  to either the fund from which the  exchange  is being made or the fund into which the  exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received.  In the event that such a delay in the reinvestment of proceeds occurs, the Transfer
Agent will notify you or your financial representative.

o Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or  terminate  trading  activity by any person,  group or account  that it believes would be  disruptive,  even if the activity has not exceeded the policy outlined in this  Prospectus.  The  Transfer  Agent may review and  consider the history of frequent  trading  activity in all accounts in the Oppenheimer  funds known to be under common  ownership  or control as part of the Transfer  Agent's procedures to detect and deter excessive trading activity.

o Exchanges  of Client  Accounts by  Financial  Advisers.  The Fund and the
Transfer Agent permit dealers and financial  intermediaries  to submit  exchange requests on behalf of their  customers  (unless the  customer  has revoked  that authority).  The  Distributor  and/or the Transfer Agent have  agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional,  more stringent restrictions. Those additional restrictions include limitations on the funds  available  for  exchanges,  the  requirement  to give  advance  notice of exchanges to the Transfer Agent,  and limits on the amount of client assets that may be invested in a particular  fund. A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial  intermediaries if, in the Transfer Agent's judgment,  exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o  Redemptions  of Shares.  These  exchange  policy  limits do not apply to redemptions of shares.  Shareholders are permitted to redeem their shares on any regular business day,  subject to the terms of this Prospectus.  Further details are provided under "How to Sell Shares."

o Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the
Transfer Agent may refuse any purchase or exchange order in their discretion and are not  obligated to provide  notice  before  rejecting an order.  The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive
60  days'  notice  of any  material  change  in the  exchange  privilege  unless applicable  law  allows  otherwise.  o Right to  Terminate  or  Suspend  Account
Privileges. The Transfer Agent may send a written warning to direct shareholders that the  Transfer  Agent  believes  may be  engaging  in  excessive  purchases, redemptions  and/or  exchange  activity  and  reserves  the right to  suspend or terminate the ability to purchase  shares  and/or  exchange  privileges  for any account that the Transfer Agent  determines,  in carrying out these policies and in the  exercise of its  discretion,  has  engaged in  disruptive  or  excessive trading activity,  with or without such warning. o Omnibus Accounts. If you hold
your  shares  of  the  Fund   through  a  financial   intermediary   such  as  a
broker-dealer,  a bank, an insurance  company  separate  account,  an investment adviser,  an  administrator  or trustee of a retirement  plan or 529 plan,  that holds your shares in an account under its name (these are sometimes  referred to as "omnibus" or "street name" accounts),  that financial intermediary may impose its own  restrictions  or  limitations  to  discourage  short-term  or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the  Fund,  the  Distributor,  the  Manager  and the  Transfer  Agent
encourage  financial  intermediaries  to  apply  the  Fund's  policies  to their customers who invest  indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading  activity  facilitated by, or in accounts
maintained   in,  the  "omnibus"  or  "street  name"  accounts  of  a  financial intermediary.  Therefore  the  Transfer  Agent  might not be able to apply  this policy to accounts  such as (a)  accounts  held in omnibus form in the name of a broker-dealer  or other financial  institution,  or (b) omnibus accounts held in the name of a  retirement  plan or 529 plan  trustee  or  administrator,  or (c)
accounts held in the name of an insurance  company for its separate  account(s), or (d) other  accounts  having  multiple  underlying  owners but registered in a manner such that the  underlying  beneficial  owners are not  identified  to the
Transfer Agent.

However,  the Transfer Agent will attempt to monitor  overall  purchase and redemption  activity in those  accounts to seek to  identify  patterns  that may suggest  excessive  trading by the  underlying  owners.  If evidence of possible excessive  trading  activity is observed by the Transfer  Agent,  the  financial intermediary  that is the  registered  owner  will be  asked to  review  account activity,  and to confirm to the  Transfer  Agent and the fund that  appropriate action has been taken to curtail any excessive  trading activity.  However,  the
Transfer  Agent's ability to monitor and deter excessive  short-term  trading in omnibus  or street  name  accounts  ultimately  depends  on the  capability  and cooperation of the financial intermediaries controlling those accounts.

Additional  Policies  and  Procedures.  The Fund's  Board has  adopted  the following  additional  policies and  procedures  to detect and prevent  frequent and/or excessive exchanges and purchase and redemption activity:

o 30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further  exchanges into another fund for a period of 30 calendar days from the date of the  exchange.  The block will apply to the full account balance and not just to the amount exchanged into the account.  For example,  if a shareholder  exchanged  $1,000 from one fund into another fund in which the shareholder  already owned shares worth $10,000,  then,  following the exchange,  the full account  balance  ($11,000 in this example) would be blocked from further  exchanges  into  another fund for a period of 30 calendar  days. A
"direct  shareholder"  is one whose  account is  registered  on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange  shares of a stock or bond fund for shares of a money market fund at any time, even if the  shareholder  has exchanged  shares into the stock or bond fund  during the prior 30 days.  However,  all of the shares  held in that money market fund would then be blocked from further  exchanges  into another fund for
30 calendar days.

o Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions  from  one  fund  to  purchase  shares  of  another  fund  and the conversion  of  Class B  shares  into  Class A  shares  will  not be  considered exchanges for purposes of imposing the 30-day limit.

o Asset Allocation.  Third-party asset allocation and rebalancing  programs will be subject to the 30-day limit described above. Asset allocation firms that want to  exchange  shares held in  accounts  on behalf of their  customers  must identify  themselves to the Transfer  Agent and execute an  acknowledgement  and agreement to abide by these policies with respect to their customers'  accounts.
"On-demand"  exchanges outside the parameters of portfolio  rebalancing programs will be subject to the  30-day  limit.  However,  investment  programs  by other
Oppenheimer   "funds-of-funds"   that  entail   rebalancing  of  investments  in
underlying Oppenheimer funds will not be subject to these limits.

o Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer
Agent will not be subject to the 30-day block as a result of those  automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More  information  about the Fund's  policies  and  procedures  for buying, selling and  exchanging  shares is  contained  in the  Statement  of  Additional
Information.

A $12 annual "Minimum  Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically  deducted from each applicable
Fund account annually in September.  See the Statement of Additional Information
to learn how you can avoid this fee and for  circumstances  under which this fee will not be assessed.

The  offering  of shares  may be  suspended  during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone  transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time. The Fund will provide you notice  whenever it is  required to do so by  applicable  law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner.  Telephone  privileges apply to each owner of the account  and the  dealer  representative  of record for the  account  unless the
Transfer Agent receives cancellation instructions from an owner of the account.

The  Transfer  Agent  will  record  any  telephone  calls  to  verify  data concerning  transactions  and has  adopted  other  procedures  to  confirm  that telephone  instructions  are  genuine,  by  requiring  callers  to  provide  tax identification  numbers  and  other  account  data  or by  using  PINs,  and  by confirming such  transactions  in writing.  The Transfer Agent and the Fund will not be liable for  losses or  expenses  arising  out of  telephone  instructions reasonably believed to be genuine.

Redemption  or transfer  requests  will not be honored  until the  Transfer
Agent  receives all required  documents in proper form.  From time to time,  the
Transfer  Agent in its  discretion  may waive  certain of the  requirements  for redemptions stated in this Prospectus.

Dealers   that  perform   account   transactions   for  their   clients  by
participating in NETWORKING through the National Securities Clearing Corporation are  responsible  for  obtaining  their  clients'  permission  to perform  those transactions,  and are responsible to their clients who are  shareholders of the
Fund if the dealer performs any transaction erroneously or improperly.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's  portfolio  fluctuates.  The  redemption  price, which is the net asset value per share,  will normally  differ for each class of shares.  The  redemption  value of your  shares  may be more or less than  their original cost.

Payment for redeemed shares  ordinarily is made in cash. It is forwarded by check,  or  through  AccountLink  or by Federal  Funds  wire (as  elected by the shareholder)  within seven days after the  Transfer  Agent  receives  redemption instructions in proper form. However, under unusual circumstances  determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts  registered  in the name of a  broker-dealer,  payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay  processing any type of redemption  payment as described  under "How to Sell Shares" for recently  purchased  shares,  but only until the  purchase  payment has  cleared.  That delay may be as much as 10 days from the date the  shares  were  purchased.  That  delay may be  avoided  if you purchase  shares by Federal Funds wire or certified  check, or arrange with your bank to provide  telephone or written  assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary  redemptions  of small  accounts may be made by the Fund if the account  value has fallen  below $500 for  reasons  other than the fact that the market value of shares has dropped. In some cases,  involuntary  redemptions may be made to repay the  Distributor  for  losses  from the  cancellation  of share purchase orders.

Shares may be "redeemed  in kind" under  unusual  circumstances  (such as a lack of liquidity in the Fund's portfolio to meet redemptions).  This means that the  redemption  proceeds  will be paid with liquid  securities  from the Fund's portfolio.  If the Fund  redeems your shares in kind,  you may bear  transaction costs  and will  bear  market  risks  until  such  time as such  securities  are converted into cash.

Federal  regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number,  Employer  Identification Number or
other  government  issued  identification  when you open an account.  Additional information  may be  required  in  certain  circumstances  or to open  corporate accounts.  The Fund or the Transfer Agent may use this information to attempt to verify your  identity.  The Fund may not be able to  establish an account if the necessary information is not received. The Fund may also place limits on account transactions  while it is in the process of attempting to verify your  identity.
Additionally,  if the Fund is unable to verify your identity  after your account is  established,  the Fund may be  required to redeem your shares and close your account.

"Backup  withholding"  of federal income tax may be applied against taxable dividends,  distributions and redemption proceeds  (including  exchanges) if you fail to furnish the Fund your  correct,  certified  Social  Security or Employer
Identification  Number when you sign your  application,  or if you  under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus,  annual and semi-annual report and annual notice of the Fund's  privacy policy to  shareholders  having the same last name and address on the Fund's records.  The consolidation of these mailings,  called householding, benefits the Fund through reduced mailing expense.

If you want to receive multiple copies of these materials, you may call the
Transfer  Agent at  1.800.225.5677.  You may also notify the  Transfer  Agent in writing. Individual copies of prospectuses,  reports and privacy notices will be sent to you  commencing  within 30 days after the Transfer  Agent  receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare dividends separately for each class of shares from net  investment  income on an annual basis and pay them annually.
Dividends and distributions paid to Class A and Class Y shares will generally be higher than  dividends for Class B, Class C and Class N shares,  which  normally have  higher  expenses  than  Class A and Class Y shares.  The Fund has no fixed
dividend  rate  and  cannot   guarantee  that  it  will  pay  any  dividends  or
distributions.

CAPITAL GAINS.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental  distributions of dividends and capital gains  following the end of its fiscal year.  There can be no  assurance  that the Fund will pay any capital  gains  distributions  in a particular year.

WHAT CHOICES DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open your account,  specify on your application how you want to receive your dividends and distributions.  You have four options:  Reinvest All  Distributions in the Fund.
You can elect to reinvest  all  dividends  and capital  gains  distributions  in additional  shares of the Fund.  Reinvest  Dividends or Capital  Gains.  You can
elect to reinvest some  distributions  (dividends,  short-term  capital gains or long-term  capital gains  distributions)  in the Fund while  receiving the other types of distributions by check or having them sent to your bank account through
AccountLink. Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through  AccountLink.  Reinvest Your  Distributions in Another  OppenheimerFunds
Account.  You can  reinvest  all  distributions  in the same  class of shares of another OppenheimerFunds account you have established.

TAXES.  If your shares are not held in a tax-deferred  retirement  account, you should be aware of the following tax  implications of investing in the Fund.
Distributions  are subject to federal  income tax and may be subject to state or local taxes.  Dividends  paid from  short-term  capital gains and net investment income are taxable as ordinary  income.  Long-term  capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your  shares.  Whether you  reinvest  your  distributions  in additional shares or take them in cash, the tax treatment is the same.

     Every  year the Fund  will  send you and the IRS a  statement  showing  the amount of any taxable  distribution  you  received  in the  previous  year.  Any long-term capital gains will be separately identified in the tax information the
Fund sends you after the end of the calendar year.

     The Fund intends to qualify each year as a "regulated  investment  company"
under the Internal  Revenue  Code,  but  reserves  the right not to qualify.  It qualified  during its last fiscal  year.  The Fund,  as a  regulated  investment company,  will not be  subject  to federal  income  taxes on any of its  income, provided that it satisfies  certain  income,  diversification  and  distribution requirements.

Avoid  "Buying a  Distribution."  If you buy  shares on or just  before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full  price for the  shares  and then  receive a portion of the price back as a taxable dividend or capital gain.

Remember,  There May be Taxes on  Transactions.  Because  the Fund's  share prices fluctuate,  you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received  when you sold them.  Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases,  distributions  made by the
Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

     This   information  is  only  a  summary  of  certain  federal  income  tax information  about your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial performance for the past five fiscal years. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  This  information has been audited by Deloitte & Touche LLP the
Fund's independent  registered public accounting firm, whose report,  along with the Fund's  financial  statements,  is included in the  Statement of  Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A  YEAR ENDED JUNE 30,                           2005            2004         2003        2002        2001
------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    19.52     $     14.78    $   15.12   $   15.02   $   14.77
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.04) 1         (.10)        (.08)       (.08)       (.08)
Net realized and unrealized gain (loss)                2.65            4.84         (.26)        .19        1.12
                                                 -----------------------------------------------------------------
Total from investment operations                       2.61            4.74         (.34)        .11        1.04
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                  (1.96)             --           --        (.01)       (.79)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    20.17     $     19.52    $   14.78   $   15.12   $   15.02
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    13.82%          32.07%       (2.25)%      0.71%       7.66%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $1,557,307     $ 1,177,389    $ 584,052   $ 512,337   $ 294,780
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $1,325,846     $   904,397    $ 490,057   $ 386,221   $ 205,916
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                   (0.20)%         (0.42)%      (0.59)%     (0.50)%     (0.60)%
Total expenses                                         1.19%           1.17%        1.39%       1.37%       1.28%
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 4,5         N/A 4,5     1.36%        N/A 4       N/A 4
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 132%            127%         117%        134%        181%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   54 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS B  YEAR ENDED JUNE 30,                           2005            2004         2003        2002        2001
------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   18.79     $     14.35    $   14.79   $   14.80   $   14.68
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.18) 1         (.20)        (.14)       (.12)       (.14)
Net realized and unrealized gain (loss)                2.54            4.64         (.30)        .12        1.05
                                                  ----------------------------------------------------------------
Total from investment operations                       2.36            4.44         (.44)         --         .91
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                  (1.96)             --           --        (.01)       (.79)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   19.19     $     18.79    $   14.35   $   14.79   $   14.80
                                                  ================================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    12.98%          30.94%       (2.98)%     (0.02)%      6.79%

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 510,183     $   482,028    $ 330,174   $ 285,102   $ 177,479
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 490,050     $   432,160    $ 268,057   $ 218,939   $ 128,350
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                   (0.98)%         (1.26)%      (1.34)%     (1.25)%     (1.36)%
Total expenses                                         1.97%           2.01%        2.21%       2.12%       2.05%
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 4           N/A 4,5     2.11%        N/A 4       N/A 4
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 132%            127%         117%        134%        181%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

                   55 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued
-------------------------------------------------------------------------------

CLASS C  YEAR ENDED JUNE 30,                            2005               2004               2003             2002          2001
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $     18.82       $      14.36       $      14.79     $      14.81     $   14.68
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.17) 1            (.17)              (.13)            (.10)         (.13)
Net realized and unrealized gain (loss)                 2.55               4.63               (.30)             .09          1.05
                                                 -----------------------------------------------------------------------------------
Total from investment operations                        2.38               4.46               (.43)            (.01)          .92
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                   (1.96)                --                 --             (.01)         (.79)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $     19.24       $      18.82       $      14.36     $      14.79     $   14.81
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     13.07%             31.06%             (2.91)%          (0.09)%        6.86%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $   473,099       $    402,056       $    238,717     $    186,108     $  89,814
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $   433,888       $    340,201       $    186,380     $    127,393     $  60,762
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                    (0.91)%            (1.17)%            (1.30)%          (1.23)%       (1.36)%
Total expenses                                          1.90% 4,5          1.91% 4,5          2.07% 4          2.12% 4       2.05% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  132%               127%               117%             134%          181%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

                   56 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS N  YEAR ENDED JUNE 30,                             2005               2004               2003             2002          2001 1
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     19.33       $      14.69       $      15.05     $      15.00     $   13.53
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.10) 2            (.14)              (.11)            (.12)         (.02)
Net realized and unrealized gain (loss)                  2.63               4.78               (.25)             .18          1.49
                                                  ----------------------------------------------------------------------------------
Total from investment operations                         2.53               4.64               (.36)             .06          1.47
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    (1.96)                --                 --             (.01)           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     19.90       $      19.33       $      14.69     $      15.05     $   15.00
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      13.53%             31.59%             (2.39)%           0.38%        10.87%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   129,631       $     84,678       $     41,474     $     14,557     $     995
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   105,497       $     65,107       $     24,417     $      5,924     $     445
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                     (0.50)%            (0.77)%            (0.83)%          (0.66)%       (0.76)%
Total expenses                                           1.54%              1.61%              1.64%            1.65%         1.59%
Expenses after payments and waivers
and reduction to custodian expenses                      1.50%              1.52%              1.60%             N/A 5         N/A 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   132%               127%               117%             134%          181%

1. For the period from March 1, 2001 (commencement of operations) to June 30,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

                   57 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued
-------------------------------------------------------------------------------

CLASS Y  YEAR ENDED JUNE 30,                             2005               2004               2003             2002          2001
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     19.94       $      15.03       $      15.27     $      15.11     $   14.82
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .08 1             (.03)              (.07)            (.10)         (.05)
Net realized and unrealized gain (loss)                  2.70               4.94               (.17)             .27          1.13
                                                  ----------------------------------------------------------------------------------
Total from investment operations                         2.78               4.91               (.24)             .17          1.08
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    (1.96)                --                 --             (.01)         (.79)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     20.76       $      19.94       $      15.03     $      15.27     $   15.11
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      14.41%             32.67%             (1.57)%           1.11%         7.90%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   229,463       $     14,714       $      7,637     $      1,619     $       2
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    84,470       $     11,428       $      3,460     $        813     $       2
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                             0.39%              0.06%              0.00%            0.01%        (0.23)%
Total expenses                                           0.69%              0.70%              0.79%            0.97%         0.89%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 4              N/A 4              N/A 4           0.93%          N/A 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   132%               127%               117%             134%          181%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

INFORMATION AND SERVICES

For More  Information  on  Oppenheimer  Main  Street  Small Cap Fund(R) The
following additional information about the Fund is available without charge upon request:

STATEMENT OF  ADDITIONAL  INFORMATION.  This document  includes  additional information about the Fund's investment policies,  risks, and operations.  It is incorporated by reference into this  Prospectus  (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL  REPORTS.  Additional  information  about the Fund's investments  and  performance is available in the Fund's Annual and  Semi-Annual
Reports to  shareholders.  The Annual  Report  includes a  discussion  of market conditions  and investment  strategies  that  significantly  affected the Fund's performance during its last fiscal year.

How to Get More Information

     You can request the  Statement of  Additional  Information,  the Annual and
Semi-Annual  Reports,  the notice explaining the Fund's privacy policy and other information about the Fund or your account:

By Telephone:                        Call OppenheimerFunds Services toll-free:
                                            1.800.CALL OPP (225.5677)

By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270

On the Internet:                            You can request these documents by
                                            e-mail or through the
                                            OppenheimerFunds website. You may
                                            also read or download certain
                                            documents on the OppenheimerFunds
                                            website at:
                                            www.oppenheimerfunds.com

     Information   about  the  Fund   including   the  Statement  of  Additional
Information  can be reviewed  and copied at the SEC's Public  Reference  Room in
Washington,  D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at  www.sec.gov.  Copies may be obtained  after payment of a duplicating  fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section,  Washington,  D.C. 20549-0102. No one has
been  authorized  to  provide  any  information  about  the  Fund or to make any representations  about the Fund other than what is contained in this Prospectus.
This  Prospectus is not an offer to sell shares of the Fund,  nor a solicitation of an offer to buy  shares  of the  Fund,  to any  person  in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-09333     The Fund's shares are distributed by:
PR0847.001.1005                        [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

                                             APPENDIX TO PROSPECTUS OF
                                      OPPENHEIMER MAIN STREET SMALL CAP FUND(R)

     Graphic  material  included in the  Prospectus of  Oppenheimer  Main Street
Small Cap Fund(R)(the "Fund") under the heading: "Annual Total Returns (Class A)
(as of 12/31 each year)":

     A bar chart will be included in the  Prospectus  of the Fund  depicting the annual total returns of a hypothetical  investment in Class A shares of the Fund for each calendar year, for the past five fiscal years,  without deducting sales charges or taxes.  Set forth below are the relevant  data point that will appear on the bar chart:

   Year Ended                                            Annual Total Return

   12/31/00                                                    10.15%

   12/31/01                                                    12.93%

   12/31/02                                                   -15.98%

   12/31/03                                                    46.49%

   12/31/04                                                    19.18%

Oppenheimer Main Street Small Cap Fund(R)

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated October 28, 2005

     This Statement of Additional Information is not a prospectus. This document contains  additional  information about the Fund and supplements  information in the  Prospectus  dated  October 28, 2005.  It should be read  together  with the
Prospectus,  which may be  obtained  by writing to the  Fund's  Transfer  Agent,
OppenheimerFunds  Services, at P.O. Box 5270, Denver, Colorado 80217, by calling the Transfer  Agent at the toll-free  number shown above,  or by  downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents                                                                 Page

About the Fund

Additional Information about the Fund's Investment Policies and Risks..     2

About Your Account

Financial Information About the Fund

Appendix B: OppenheimerFunds Special Sales Charge Arrangements
                 and Waivers.............................................   B-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

     The investment  objective,  the principal  investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of Additional
Information contains supplemental information about those policies and risks and the types of securities that the Fund's  investment  Manager,  OppenheimerFunds,
Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

     The Fund's Investment Policies. The composition of the Fund's portfolio and the  techniques  and  strategies  that the Fund's  Manager may use in  selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

     |X|  Investments  in  Small-Cap  Equity  Securities.  The Fund  focuses its investments in equity  securities of small market  capitalization  ("small cap")
growth and/or  undervalued  U.S.  companies.  Equity  securities  include common stocks,  preferred stocks, rights and warrants,  and securities convertible into common  stock.  The Fund's  investments  primarily  include  stocks of companies having a market capitalization of up to $3 billion.

     The Fund can also hold a portion  of its  assets in  securities  of issuers having a larger market capitalization.  Although under normal market conditions, the Fund will invest at least 80% of its net assets  (including  any  borrowings
for   investment   purposes)   in  equity   securities   having   small   market
capitalization,  at  times,  in the  Manager's  view,  the  market  may favor or disfavor securities of issuers of a particular capitalization range.

     Current  income is not a  criterion  used to select  portfolio  securities.
However,  certain debt  securities may be selected for the Fund's  portfolio for defensive  purposes  (including debt  securities  that the Manager  believes may offer some  opportunities for capital  appreciation when stocks are disfavored).
Other debt securities may be selected  because they are convertible  into common stock, as discussed below in "Convertible Securities."

     o  Over-the-Counter  Securities.  Securities  of  small-cap  issuers may be
traded  on  securities  exchanges  or  in  the   over-the-counter   market.  The
over-the-counter  markets,  both in the U.S. and abroad, may have less liquidity than securities exchanges.  That can affect the price the Fund is able to obtain when it wants to sell a security.

     Small-cap   companies   may  offer   greater   opportunities   for  capital
appreciation  than securities of large,  more  established  companies.  However, these securities also involve greater risks than securities of larger companies.
Securities of small-cap  issuers may be subject to greater  price  volatility in general than securities of large-cap and mid-cap  companies.  Therefore,  to the degree that the Fund has  investments  in smaller  capitalization  companies  at times of market volatility,  the Fund's share price may fluctuate more. As noted
below, the Fund limits its investments in unseasoned small cap issuers.

     o Convertible  Securities.  While some convertible securities are a form of debt security,  in many cases their conversion feature (allowing conversion into equity  securities)  causes them to be  regarded by the Manager  more as "equity equivalents."  As a result,  the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible debt securities than in the case of non-convertible  fixed debt income securities.  To determine whether convertible  securities should be regarded as "equity  equivalents," the
Manager  examines  the  following  factors:  (1)  whether,  at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common  stock of the  issuer,  (2)  whether  the  issuer  of the  convertible securities  has  restated  its  earnings  per share of  common  stock on a fully
diluted  basis   (considering  the  effect  of  conversion  of  the  convertible securities),  and (3) the  extent to which  the  convertible  security  may be a defensive  "equity  substitute,"  providing  the ability to  participate  in any appreciation in the price of the issuer's common stock.

     Convertible  securities  rank  senior  to common  stock in a  corporation's capital  structure  and  therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

     The value of a convertible security is a function of its "investment value"
and its  "conversion  value." If the  investment  value  exceeds the  conversion value,  the security will behave more like a debt  security,  and the security's price will likely  increase when interest  rates fall and decrease when interest rates rise. If the conversion  value exceeds the investment  value, the security will behave more like an equity security:  it will likely sell at a premium over its  conversion  value,  and its price will tend to fluctuate  directly with the price of the underlying security.

     The  Fund  has no  limitations  on the  ratings  of  the  convertible  debt securities  that it can buy.  They can include  securities  that are  investment grade or below  investment  grade.  Securities that are below  investment  grade
(whether they are rated by a  nationally-recognized  rating  organization or are unrated  securities  that the Manager deems to be below  investment  grade) have greater risks of default than investment grade  securities.  Additionally,  debt securities  are subject to interest  rate risk.  Their  values tend to fall when interest  rates  rise.  The  Fund  does  not  anticipate  that it will  invest a substantial amount of its assets in these types of securities.

     o Rights and Warrants.  The Fund can invest up to 5% of its total assets in warrants or rights. That 5% limit does not apply to warrants and rights the Fund has  acquired  as part of units of  securities  or that  are  attached  to other securities that the Fund buys. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not  necessarily  move parallel to the prices of the  underlying  securities.
Rights are similar to  warrants,  but  normally  have a short  duration  and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting  rights,  receive no dividends  and have no rights with respect to the assets of the issuer.

     o Preferred  Stock.  Preferred  stock,  unlike common  stock,  has a stated
dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative.  "Cumulative"  dividend  provisions require all or a portion of prior unpaid  dividends to be paid before  dividends  can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend  exceeding the stated dividend in certain cases.

     If interest rates rise, the fixed dividend on preferred  stocks may be less attractive,  causing the price of preferred  stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or  redemptions  prior to  maturity,  which can also have a  negative  impact on prices when interest rates decline.  Preferred  stock generally has a preference over common stock on the distribution of a corporation's  assets in the event of liquidation of the corporation. The rights of preferred stock on distribution of a corporation's  assets in the event of a liquidation are generally  subordinate to the rights associated with a corporation's debt securities.

     |X| Foreign Securities.  Although the Fund intends to focus its investments in U.S.  securities,  it can purchase equity  securities issued or guaranteed by foreign companies.  "Foreign  securities"  include equity and debt securities of companies  organized  under the laws of countries  other than the United States.
They  may  be  traded  on  foreign  securities   exchanges  or  in  the  foreign
over-the-counter markets.

     Securities of foreign issuers that are  represented by American  Depository
Receipts or that are listed on a U.S.  securities exchange or traded in the U.S.
over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's  investment  allocations.  That is because they are not subject to many of the special  considerations  and risks,  discussed below,  that apply to foreign securities traded and held abroad.

     Investing in foreign  securities  offers  potential  benefits not available from  investing  solely in  securities  of domestic  issuers.  They  include the opportunity to invest in foreign issuers that appear to offer growth  potential, or in foreign countries with economic policies or business cycles different from those of the  U.S.,  or to  reduce  fluctuations  in  portfolio  value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.
markets.  The Fund  will  hold  foreign  currency  only in  connection  with the purchase or sale of foreign securities.

o        Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

     o reduction of income by foreign taxes;

     o fluctuation  in value of foreign  investments  due to changes in currency rates or currency control regulations (for example, currency blockage);

     o transaction charges for currency exchange;

     o lack of public information about foreign issuers;

     o lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;

     o less volume on foreign exchanges than on U.S. exchanges;

     o greater  volatility  and less  liquidity  on foreign  markets than in the
U.S.;

     o less  governmental  regulation of foreign  issuers,  stock  exchanges and brokers than in the U.S.;

     o greater difficulties in commencing lawsuits;

     o higher brokerage commission rates than in the U.S.;

     o increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;

     o possibilities in some countries of expropriation,  confiscatory taxation, political,  financial or social instability or adverse diplomatic  developments;
and

     o unfavorable differences between the U.S. economy and foreign economies.

     In the past, U.S.  government policies have discouraged certain investments abroad by U.S.  investors,  through  taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

     o Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia,
New  Zealand and Japan.  There may be even less  liquidity  in their  securities markets,  and settlements of purchases and sales of securities may be subject to additional  delays.  They are  subject to greater  risks of  limitations  on the repatriation of income and profits because of currency  restrictions  imposed by local  governments.  Those  countries may also be subject to the risk of greater political and economic  instability,  which can greatly affect the volatility of prices of securities in those countries.

     |X| Passive Foreign Investment  Companies.  Some securities of corporations domiciled  outside  the U.S.  which  the Fund may  purchase,  may be  considered passive foreign  investment  companies  ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth  companies  or  "start-up"  companies.  For  federal tax  purposes,  a corporation is deemed a PFIC if 75% or more of the foreign  corporation's  gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce  passive  income.  Passive  income is further defined as any income to be considered  foreign personal holding company income within the subpart F provisions defined by IRCss.954.

     Investing in PFICs involves the risks  associated with investing in foreign securities,  as described above.  There are also the risks that the Fund may not realize  that a foreign  corporation  it  invests in is a PFIC for  federal  tax purposes.  Federal tax laws impose  severe tax penalties for failure to properly report  investment income from PFICs.  Following  industry  standards,  the Fund makes every  effort to ensure  compliance  with  federal tax  reporting of these investments.  PFICs are  considered  foreign  securities for the purposes of the
Fund's minimum  percentage  requirements  or limitations of investing in foreign securities.

     |X| Portfolio  Turnover.  "Portfolio  turnover" describes the rate at which the Fund  traded its  portfolio  securities  during its last  fiscal  year.  For example,  if a fund sold all of its  securities  during the year,  its portfolio turnover rate would have been 100% annually.  The Fund's portfolio turnover rate will  fluctuate  from year to year,  and the Fund can have a portfolio  turnover rate of 100% or more.  Portfolio  turnover  rates for the fiscal year ended June
30, 2001 reflect a period effected by extreme  economic and market  factors.  By comparison,  portfolio  turnover  rates for the fiscal  year ended June 30, 2003 reflect a period of increased economic and market stability.

     Increased portfolio turnover creates higher brokerage and transaction costs for the Fund,  which may  reduce  its  overall  performance.  Additionally,  the realization  of capital gains from selling  portfolio  securities  may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally  distribute  all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies.  In seeking its objective,  the
Fund  from  time to time can  employ  the  types of  investment  strategies  and investments  described  below. It is not required to use all of these strategies at all times, and at times may not use them.

     |X| Investing in Unseasoned Companies. The Fund can invest in securities of unseasoned  companies.  These are companies that have been in operation for less than three years,  including the operations of any  predecessors.  Securities of these companies may be subject to volatility in their prices.  They might have a limited  trading  market,  which could  adversely  affect the Fund's  ability to dispose of them and could  reduce the price the Fund might be able to obtain for them.  Other  investors that own a security  issued by an unseasoned  issuer for which  there is limited  liquidity  might  trade the  security  when the Fund is attempting  to dispose of its holdings of that  security.  In that case the Fund might receive a lower price for its holdings  than might  otherwise be obtained.
The Fund  currently does not intend to invest more than 20% of its net assets in those securities.

     |X|  Repurchase  Agreements.  The Fund can  acquire  securities  subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities  transactions, or for temporary defensive purposes, as described below.

     In  a  repurchase   transaction,   the  Fund  buys  a  security  from,  and
simultaneously  resells it to, an approved vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds the  purchase  price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that  have been designated as primary  dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

     The  majority  of these  transactions  run from  day to day,  and  delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase  agreements  having a maturity  beyond  seven days are subject to the
Fund's limits on holding  illiquid  investments.  The Fund will not enter into a repurchase  agreement  that causes more than 10% of its net assets to be subject to  repurchase  agreements  having a maturity  beyond  seven days (the Board may increase  that limit to 15%).  There is no limit on the amount of the Fund's net assets that may be subject to repurchase  agreements  having maturities of seven days or less.

     Repurchase agreements,  considered "loans" under the Investment Company Act of 1940 (the  "Investment  Company Act"), are  collateralized  by the underlying security.  The Fund's repurchase  agreements require that at all times while the repurchase  agreement is in effect,  the value of the  collateral  must equal or exceed the repurchase  price to fully  collateralize  the repayment  obligation.
However,  if the vendor fails to pay the resale price on the delivery  date, the
Fund may incur costs in disposing of the collateral and may experience losses if there is any  delay in its  ability  to do so.  The  Manager  will  monitor  the vendor's  creditworthiness  to confirm that the vendor is financially  sound and will continuously monitor the collateral's value.

     Pursuant  to an  Exemptive  Order  issued by the  Securities  and  Exchange
Commission (the "SEC"),  the Fund, along with other affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances into one or more joint repurchase  accounts.  These  balances  are  invested in one or more  repurchase agreements,  secured by U.S. government securities.  Securities that are pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements mature.  Each joint repurchase  arrangement  requires that the market value  of the  collateral  be  sufficient  to cover  payments  of  interest  and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

     |X| Illiquid and Restricted  Securities.  Under the policies and procedures established  by the  Fund's  Board  of  Trustees,  the  Manager  determines  the liquidity of certain of the Fund's  investments.  To enable the Fund to sell its holdings of a restricted  security not  registered  under the  Securities Act of
1933, the Fund may have to cause those securities to be registered. The expenses of  registering  restricted  securities  may be  negotiated by the Fund with the issuer at the time the Fund  buys the  securities.  When the Fund  must  arrange registration because the Fund wishes to sell the security, a considerable period may elapse  between the time the  decision is made to sell the  security and the time the security is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

     The Fund can also acquire restricted securities through private placements.
Those  securities have  contractual  restrictions on their public resale.  Those restrictions  might limit the Fund's  ability to dispose of the  securities  and might lower the amount the Fund could realize upon the sale.

     The Fund has limitations that apply to purchases of restricted  securities, as  stated  in the  Prospectus.  Those  percentage  restrictions  do  not  limit purchases  of  restricted  securities  that are  eligible  for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines.  Those  guidelines  take into account the trading  activity for such securities and the  availability of reliable  pricing  information,  among other factors.  If there is a lack of  trading  interest  in a  particular  Rule  144A security, the Fund's holdings of that security may be considered to be illiquid.

     Illiquid  securities  include repurchase  agreements  maturing in more than seven days and participation  interests that do not have puts exercisable within seven days.

     |X| Investment in Other Investment  Companies.  The Fund can also invest in the securities of other investment companies,  which can include open-end funds, closed-end funds and unit investment trusts,  subject to the limits set forth in the  Investment  Company  Act  that  apply to those  types of  investments.  For example,  the Fund can  invest in  Exchange-Traded  Funds,  which are  typically open-end funds or unit investment trusts,  listed on a stock exchange.  The Fund might do so as a way of  gaining  exposure  to the  segments  of the  equity  or fixed-income  markets  represented by the Exchange-Traded  Funds' portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

     Investing  in  another  investment  company  may  involve  the  payment  of substantial  premiums  above the value of such  investment  company's  portfolio securities and is subject to limitations  under the Investment  Company Act. The
Fund does not intend to invest in other investment  companies unless the Manager believes that the potential  benefits of the  investment  justify the payment of any premiums or sales charges.  As a shareholder of an investment  company,  the
Fund  would  be  subject  to its  ratable  share  of that  investment  company's expenses, including its advisory and administration expenses.

     |X| Loans of Portfolio  Securities.  To raise cash for liquidity  purposes, the Fund can lend its portfolio  securities to brokers,  dealers and other types of financial institutions approved by the Fund's Board of Trustees.

     The Fund  may lend its  portfolio  securities  pursuant  to the  Securities
Lending  Agreement (the  "Securities  Lending  Agreement") with JP Morgan Chase, subject to the  restrictions  stated in the Prospectus.  The Fund will lend such portfolio  securities to attempt to increase their income.  Under the Securities
Lending Agreement and applicable  regulatory  requirements (which are subject to change),  the loan  collateral  must, on each business day, be at least equal to the value of the loaned  securities  and must  consist of cash,  bank letters of
credit   or   securities   of  the  U.S.   Government   (or  its   agencies   or
instrumentalities),  or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay to JP Morgan Chase, as agent,  amounts demanded by the Fund if the demand meets the  terms of the  letter.  Such  terms of the  letter  of credit  and the issuing bank must be satisfactory to JP Morgan Chase and the Fund. The Fund will receive,  pursuant to the Securities  Lending  Agreement,  80% of all annual net
income  (i.e.,  net  of  rebates  to  the  Borrower)  from  securities   lending
transactions.  JP  Morgan  Chase  has  agreed,  in  general,  to  guarantee  the obligations of borrowers to return loaned  securities and to be responsible  for expenses relating to securities lending. The Fund will be responsible,  however, for risks associated with the investment of cash collateral,  including the risk that the issuer of the security in which the cash  collateral  has been invested in defaults.  The  Securities  Lending  Agreement may be terminated by either JP
Morgan  Chase or the Fund on 30 days'  written  notice.  The terms of the Fund's loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

     There are some risks in connection with securities lending.  The Fund might experience a delay in receiving  additional  collateral  to secure a loan,  or a delay in recovery of the loaned  securities if the borrower  defaults.  The Fund must  receive  collateral  for  a  loan.  Under  current  applicable  regulatory requirements  (which  are  subject to  change),  on each  business  day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash,  bank letters of credit,  securities of the U.S.  government or its agencies or  instrumentalities,  or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay  amounts  demanded  by the Fund if the  demand  meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

     When it lends securities,  the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities  used as  collateral,  and (c) interest on any short-term debt securities purchased with such loan collateral.  Either type of interest may be shared with the  borrower.  The Fund may also pay  reasonable finder's,  custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable  tests under the Internal Revenue
Code and must  permit  the Fund to  reacquire  loaned  securities  on five days'
notice or in time to vote on any important matter.

     |X|  Borrowing.  The  Fund  has the  ability  to  borrow  from  banks on an unsecured  basis to invest the  borrowed  funds in  portfolio  securities.  This speculative  technique is known as  "leverage."  The Fund may not borrow  money, except to the extent  permitted  under the Investment  Company Act, the rules or regulations  thereunder  or any  exemption  therefrom  that is applicable to the
Fund, as such statute,  rules or regulations may be amended or interpreted  from time to time.

     Notwithstanding  interfund borrowing described below, currently,  under the
Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may  borrow is up to  one-third  of its total  assets  (including  the amount  borrowed) less all  liabilities and  indebtedness  other than borrowing, except  that a fund  may  borrow  up to 5% of its  total  assets  for  temporary purposes  from  any  person.  Under  the  Investment  Company  Act,  there  is a rebuttable  presumption  that a loan is temporary if it is repaid within 60 days and not  extended or renewed.  As a matter of  fundamental  policy,  the Fund is authorized  to borrow  up to 33 1/3% of its  total  assets.  During  periods  of substantial  borrowings,  the value of the Fund's assets would be reduced due to the added  expense of interest on borrowed  monies.  The Fund is  authorized  to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible  under  the  Investment  Company  Act  (i.e.,  presently  50% of net assets).  Any such borrowing will be made only pursuant to the  requirements  of the Investment Company Act and will be made only to the extent that the value of each Fund's assets less its liabilities,  other than borrowings,  is equal to at least 300% of all borrowings including the proposed borrowing.

     If the value of a Fund's assets, so computed,  should fail to meet the 300%
asset coverage requirement,  the Fund is required,  within three days thereafter
(not  including  Sundays  and  holidays)  to reduce  its bank debt to the extent necessary  to meet  such  requirement  and may  have  to sell a  portion  of its investments  at a time when  independent  investment  judgment would not dictate such sale. Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have little or no net investment  income during periods of substantial  borrowings.  If it does borrow, its expenses will be greater, other
things  being  equal,   than  comparable   funds  that  do  not  borrow.   Since
substantially  all  of  a  Fund's  assets  fluctuate  in  value,  but  borrowing obligations  are fixed when the Fund has outstanding  borrowings,  the net asset value per share of a Fund  correspondingly  will tend to increase  and  decrease more when the Fund's assets  increase or decrease in value than would  otherwise be the case.

     |X| Derivatives. The Fund can invest in a variety of derivative investments to seek income for  liquidity  needs or for hedging  purposes.  Some  derivative investments the Fund can use are the hedging instruments described below in this
Statement of Additional  Information.  However,  the Fund does not use, and does not  currently  contemplate  using,  derivatives  or  hedging  instruments  to a significant degree.

     Some  of  the  derivative   investments  the  Fund  can  use  include  debt
exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer.  At maturity,  the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the  issuer's  common stock at the time of maturity.  Both alternatives present a risk that the amount payable at maturity will be less than the  principal  amount of the debt because the price of the  issuer's  common  stock  might  not be as high as the  Manager expected.

     |X|  Hedging.  The Fund can use  hedging  to  attempt  to  protect  against declines  in the  market  value of the Fund's  portfolio,  to permit the Fund to retain  unrealized  gains  in the  value  of  portfolio  securities  which  have appreciated,  or to facilitate selling securities for investment  reasons. To do so,  the Fund  could:  o sell  futures  contracts,  o buy puts on  futures or on securities, or o write covered calls on securities or futures. Covered calls can also be used to increase the Fund's  income,  but the Manager does not expect to engage extensively in that practice.

     The Fund might use hedging to establish a position in the securities market as a temporary substitute for purchasing  particular  securities.  In that case, the Fund would  normally seek to purchase the securities and then terminate that hedging  position.  The Fund  might  also use this type of hedge to  attempt  to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:
o        buy futures, or
o        buy calls on such futures or on securities.

     The Fund is not  obligated  to use hedging  instruments,  even though it is permitted  to use them in the  Manager's  discretion,  as described  below.  The
Fund's  strategy  of  hedging  with  futures  and  options  on  futures  will be incidental  to  the  Fund's  activities  in  the  underlying  cash  market.  The particular  hedging  instruments the Fund can use are described  below. The Fund may employ new hedging  instruments and strategies  when they are developed,  if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund. The Fund cannot purchase  securities on margin.  However,  the Fund can make margin  deposits in connection  with any of the hedging  instruments  permitted  by any of its other policies.

     o Futures.  The Fund can buy and sell futures  contracts that relate to (1)
broadly-based stock indices (these are called "stock index futures"),  (2) other broadly-based securities indices (these are referred to as "financial futures"),
(3) foreign currencies (these are referred to as "forward contracts") and (4) an individual stock ("single stock futures").

     A  broadly-based  stock index is used as the basis for trading  stock index futures.  In some  cases  an  index  may be  based on  stocks  of  issuers  in a particular  industry  or group of  industries.  A stock index  assigns  relative values to the common  stocks  included in the index and its value  fluctuates in response to the changes in value of the underlying  stocks. A stock index cannot be purchased or sold directly.  Financial futures are similar contracts based on the future value of the basket of  securities  that  comprise  the index.  These contracts  obligate the seller to deliver,  and the  purchaser to take,  cash to settle the  futures  transaction.  There is no delivery  made of the  underlying securities  to settle the futures  obligation.  Either party may also settle the transaction by entering into an offsetting contract.

     A single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified  equity  security  to settle the futures  transaction.
Either  party  could  also enter into an  offsetting  contract  to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

     No  money is paid or  received  by the  Fund on the  purchase  or sale of a future. Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment with the futures  commission  merchant  (the
"futures  broker").  Initial  margin  payments will be deposited with the Fund's custodian bank in an account  registered in the futures broker's name.  However, the  futures  broker  can gain  access  to that  account  only  under  specified conditions.  As the future is marked to market (that is, its value on the Fund's books is  changed) to reflect  changes in its market  value,  subsequent  margin payments,  called  variation  margin,  will be paid to or by the futures  broker daily.

     At any time prior to expiration of the future,  the Fund may elect to close out  its  position  by  taking  an  opposite  position,  at  which  time a final determination  of variation  margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then  realized by the Fund for tax purposes.  All futures transactions,  except forward contracts, are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

     o Put and Call  Options.  The Fund  can buy and sell  certain  kinds of put options  ("puts")  and  call  options  ("calls").  The  Fund  can buy  and  sell exchange-traded  and  over-the-counter  put and call  options,  including  index options, securities options, currency options,  commodities options, and options on the other types of futures described above.

     o Writing  Covered Call Options.  The Fund can write (that is, sell) calls.
If the Fund sells a call  option,  it must be covered.  That means the Fund must own the  security  subject  to the call while the call is  outstanding,  or, for certain types of calls, the call may be covered by segregating  liquid assets to enable the Fund to satisfy its  obligations if the call is exercised.  Up to 25%
of the Fund's total assets may be subject to calls the Fund writes.

     When the Fund writes a call, it receives cash (a premium). In writing calls on a security, the Fund agrees to sell the underlying security to a purchaser of a  corresponding  call on the same  security  during the call  period at a fixed exercise price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security.  The Fund has the risk of loss that the price of the  underlying  security may decline  during the call period.
That risk may be offset to some extent by the premium the Fund receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

     When the Fund writes a call on an index, it also receives a premium. If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference  between  the  closing  price  of the call  and the  exercise  price, multiplied by a specified  multiple that  determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price,  it is likely that the call will lapse  without being exercised. In that case the Fund would keep the cash premium.

     The  Fund's  custodian  bank,  or a  securities  depository  acting for the custodian bank,  will act as the Fund's escrow agent,  through the facilities of the Options  Clearing  Corporation  ("OCC"),  as to the investments on which the
Fund has written  calls  traded on exchanges  or as to other  acceptable  escrow securities.  In that way, no margin will be required for such transactions.  OCC will release the  securities  on the  expiration  of the option or when the Fund enters into a closing transaction.

     When the Fund writes an over-the-counter ("OTC") option, it will enter into an  arrangement  with a primary  U.S.  government  securities  dealer which will establish  a formula  price at which the Fund  will have the  absolute  right to repurchase  that OTC option.  The  formula  price will  generally  be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security (that is, the option is "in the money").  When the Fund writes an OTC option,  it will treat  as  illiquid  (for  purposes  of  its  restriction  on  holding  illiquid securities)  the  mark-to-market  value of any OTC  option it holds,  unless the option is subject to a buy-back agreement by the executing broker.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding  call in a "closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon  whether the net of the amount of the option  transaction costs and the premium received on the call the Fund wrote is more or less  than the  price of the call the Fund  purchases  to close  out the transaction.  The Fund may  realize  a profit if the call  expires  unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal  income tax  purposes,  as are the  premiums on lapsed  calls.  When distributed by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

     The Fund may also  write  calls on a futures  contract  without  owning the futures contract or securities  deliverable under the contract. To do so, at the time the call is  written,  the  Fund  must  cover  the call by  segregating  an equivalent  dollar amount of liquid assets on its books.  The Fund will identify additional  liquid  assets  on its  books to cover  the call if the value of the identified  assets drops below 100% of the current value of the future.  Because of this segregation requirement, in no circumstances would the Fund's receipt of an  exercise  notice as to that  future  require  the Fund to  deliver a futures contract.  It would simply put the Fund in a short  futures  position,  which is permitted by the Fund's hedging policies.

     o Writing  Put  Options.  The Fund can sell put  options.  A put  option on securities  gives the purchaser the right to sell, and the writer the obligation to buy,  the  underlying  investment  at the  exercise  price  during the option period.  The Fund  will not write  puts if,  as a  result,  more than 50% of the
Fund's net assets  would be required  to be  identified  on the Fund's  books to cover such put options.

     If the Fund  writes a put,  the put must be  covered by  segregated  liquid assets. The premium the Fund receives from writing a put represents a profit, as long as the price of the  underlying  investment  remains  equal to or above the exercise price of the put. However,  the Fund also assumes the obligation during the option period to buy the underlying  investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.  If a put the Fund has written expires  unexercised,  the Fund realizes a gain in the amount of the premium less the transaction  costs  incurred.  If the put is  exercised,  the  Fund  must  fulfill  its  obligation  to  purchase  the underlying  investment at the exercise price. That price will usually exceed the market value of the  investment at that time. In that case, the Fund may incur a loss if it sells the underlying  investment.  That loss will be equal to the sum of the sale price of the underlying  investment  and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

     When writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security the Fund will  identify on its books liquid assets with a value  equal to or  greater  than the  exercise  price of the  underlying securities.  The  Fund  therefore  forgoes  the  opportunity  of  investing  the identified assets or writing calls against those assets.

     As long as the Fund's  obligation  as the put writer  continues,  it may be assigned an exercise notice by the broker-dealer through which the put was sold.
That notice will require the Fund to take  delivery of the  underlying  security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.
That obligation terminates upon expiration of the put. It may also terminate if, before it receives  an  exercise  notice,  the Fund  effects a closing  purchase transaction by purchasing a put of the same series as it sold. Once the Fund has
been  assigned  an  exercise  notice,   it  cannot  effect  a  closing  purchase
transaction.

     The Fund may decide to effect a closing  purchase  transaction to realize a profit on an outstanding  put option it has written or to prevent the underlying security  from being put.  Effecting a closing  purchase  transaction  will also permit  the Fund to write  another  put option on the  security,  or to sell the security and use the proceeds from the sale for other investments. The Fund will realize  a profit  or loss  from a closing  purchase  transaction  depending  on whether the cost of the  transaction  is less or more than the premium  received from  writing  the put option.  Any profits  from  writing  puts are  considered short-term  capital gains for federal tax purposes,  and when distributed by the
Fund, are taxable as ordinary income.

     o Purchasing Calls and Puts. The Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the  securities  market.  When the  Fund  buys a call  (other  than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying  investment from a seller of a corresponding call on the same investment  during the call period at a fixed exercise price.  The Fund benefits only if it sells the call at a profit or if, during the call period,  the market price of the  underlying  investment is above the sum of the call price plus the transaction  costs and the premium paid for the call and the Fund  exercises the call.  If the Fund does not  exercise  the call or sell it  (whether or not at a profit), the call will become worthless at its expiration date. In that case the
Fund will have paid the premium but lost the right to  purchase  the  underlying investment.

     The Fund can buy puts whether or not it holds the underlying  investment in its portfolio.  When the Fund purchases a put, it pays a premium and,  except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.  Buying a put on  securities or futures the Fund owns enables the Fund to attempt to protect  itself during the put period  against a decline in the value of the underlying  investment below the exercise price by selling the underlying investment  at the  exercise  price to a seller of a  corresponding  put. If the market  price of the  underlying  investment  is equal to or above the  exercise price and, as a result,  the put is not exercised or resold, the put will become worthless  at its  expiration  date.  In that  case the Fund  will have paid the premium but lost the right to sell the underlying investment.  However, the Fund may  sell  the put  prior to its  expiration.  That  sale may or may not be at a profit.

     Buying a put on an  investment  the Fund  does not own (such as an index or future)  permits the Fund to resell the put or to buy the underlying  investment and sell it at the exercise  price.  The resale price will vary inversely to the price of the  underlying  investment.  If the  market  price  of the  underlying investment  is  above  the  exercise  price  and,  as a  result,  the put is not exercised, the put will become worthless on its expiration date.

     When the Fund  purchases  a call or put on an  index or  future,  it pays a premium,  but  settlement  is in cash rather than by delivery of the  underlying investment to the Fund. Gain or loss depends on changes in the index in question
(and thus on price movements in the securities  market generally) rather than on price movements in individual securities or futures contracts.

     The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

     o Buying and Selling  Options on Foreign  Currencies.  The Fund can buy and
sell  calls and puts on foreign  currencies.  They  include  puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major  recognized  dealers in such options.  The Fund could use these calls and puts to try to protect  against  declines in the dollar value of foreign  securities  and increases in the dollar cost of foreign  securities the
Fund wants to acquire.

     If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated,  the increased cost of those securities may be partially  offset by purchasing  calls or writing puts on that foreign currency.  If the Manager anticipates a decline in the dollar value of a foreign  currency,  the  decline in the  dollar  value of  portfolio  securities denominated  in that  currency  might be  partially  offset by writing  calls or purchasing  puts on that foreign  currency.  However,  the currency  rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium  payments and transaction  costs without a corresponding benefit.

     A call the Fund writes on a foreign  currency is "covered" if the Fund owns the  underlying  foreign  currency  covered by the call or has an  absolute  and immediate  right to  acquire  that  foreign  currency  without  additional  cash consideration  (or it can do so for  additional  cash  consideration  held  in a segregated  account by its custodian  bank) upon conversion or exchange of other foreign currency held in its portfolio.

     The Fund  could  write a call on a  foreign  currency  to  provide  a hedge against a decline in the U.S.  dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option.  That decline might be one that occurs due to an expected adverse change in the exchange  rate.  This is known as a  "cross-hedging"  strategy.  In those circumstances,  the Fund covers the option by  identifying  on its books  liquid assets in an amount equal to the exercise price of the option.

     o Risks of Hedging with Options and Futures. The use of hedging instruments requires  special  skills  and  knowledge  of  investment  techniques  that  are different than what is required for normal portfolio management.  If the Manager uses a  hedging  instrument  at the  wrong  time  or  judges  market  conditions incorrectly,  hedging  strategies may reduce the Fund's  return.  The Fund could also experience  losses if the prices of its futures and options  positions were not correlated with its other investments.

     The Fund's option  activities could affect its portfolio  turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the
Fund to sell related  portfolio  securities,  thus increasing its turnover rate.
The exercise by the Fund of puts on securities will cause the sale of underlying investments,  increasing  portfolio  turnover.  Although the decision whether to exercise a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

     The Fund could pay a brokerage  commission each time it buys a call or put, sells a call or put, or buys or sells an  underlying  investment  in  connection with the  exercise  of a call or put.  Those  commissions  could be  higher on a relative  basis  than  the  commissions  for  direct  purchases  or sales of the underlying  investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently,  put and call options offer large  amounts of  leverage.  The  leverage  offered by trading in options could  result in the Fund's net asset value being more  sensitive  to changes in the value of the underlying investment.

     If a covered call written by the Fund is  exercised on an  investment  that has increased in value,  the Fund will be required to sell the investment at the call  price.  It will not be able to realize  any profit if the  investment  has increased in value above the call price.

     An  option  position  may be  closed  out  only on a market  that  provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular  option.  The Fund might experience  losses if it could not close out a position  because of an  illiquid market for the future or option.

     There is a risk in using  short  hedging by selling  futures or  purchasing puts on broadly-based  indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities.  The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's  securities.  For example,  it is possible that while the Fund has used hedging  instruments in a short hedge,  the market might advance  and the value of the  securities  held in the  Fund's  portfolio  might decline. If that occurred,  the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small  degree,  over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     The risk of  imperfect  correlation  increases  as the  composition  of the
Fund's portfolio diverges from the securities  included in the applicable index.
To  compensate  for the imperfect  correlation  of movements in the price of the portfolio  securities  being  hedged and  movements  in the price of the hedging instruments,  the Fund might use hedging  instruments in a greater dollar amount than the dollar amount of portfolio  securities being hedged.  It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

     The ordinary  spreads  between  prices in the cash and futures  markets are subject to  distortions,  due to  differences  in the  nature of those  markets.
First,  all participants in the futures market are subject to margin deposit and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,   investors  may  close  futures  contracts   through   offsetting
transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends  on participants entering into offsetting  transactions rather than making or taking delivery. To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

     The Fund  can use  hedging  instruments  to  establish  a  position  in the securities  markets as a temporary  substitute  for the  purchase of  individual securities  (long  hedging)  by buying  futures  and/or  calls on such  futures, broadly-based  indices or on securities.  It is possible that when the Fund does so the  market  might  decline.  If the Fund  then  concludes  not to  invest in securities  because of concerns  that the market  might  decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments that is not offset by a reduction in the price of the securities purchased.

     o Forward  Contracts.  Forward  contracts  are  foreign  currency  exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed  price.  The Fund  uses  them to "lock  in" the U.S.  dollar  price of a security  denominated in a foreign currency that the Fund has bought or sold, or to protect  against  possible  losses from changes in the relative values of the
U.S. dollar and a foreign currency.  The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

     Under a forward contract,  one party agrees to purchase,  and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the  contract  agreed upon by the  parties.  The transaction  price  is set at the time  the  contract  is  entered  into.  These contracts are traded in the inter-bank market conducted  directly among currency traders (usually large commercial banks) and their customers.

     The Fund may use forward  contracts to protect  against  uncertainty in the level of future exchange rates. The use of forward  contracts does not eliminate the risk of  fluctuations  in the prices of the  underlying  securities the Fund owns or intends  to  acquire,  but it does fix a rate of  exchange  in  advance.
Although  forward  contracts  may  reduce the risk of loss from a decline in the value of the hedged currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

     When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign  currency,  or when it anticipates  receiving  dividend payments in a foreign  currency,  the Fund might  desire to  "lock-in"  the U.S.
dollar  price of the  security or the U.S.  dollar  equivalent  of the  dividend payments.  To do so,  the Fund  might  enter  into a  forward  contract  for the purchase or sale of the amount of foreign  currency  involved in the  underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency.
This is called a  "transaction  hedge." The  transaction  hedge will protect the
Fund against a loss from an adverse change in the currency exchange rates during the period  between the date on which the  security is  purchased  or sold or on which the payment is  declared,  and the date on which the  payments are made or received.

     The Fund could also use forward  contracts to lock in the U.S. dollar value of  portfolio  positions.  This is  called  a  "position  hedge."  When the Fund believes that foreign  currency might suffer a substantial  decline  against the
U.S.  dollar,  it could enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the
U.S. dollar might suffer a substantial  decline against a foreign  currency,  it could enter into a forward  contract to buy that  foreign  currency  for a fixed dollar amount.

     Alternatively,  the Fund  could  enter  into a forward  contract  to sell a different  foreign  currency for a fixed U.S. dollar amount if the Fund believes that the U.S.  dollar value of the foreign  currency to be sold  pursuant to its forward  contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.  That is referred to as a "cross hedge."

     The Fund will cover its short  positions in these cases by  identifying  on its books  liquid  assets  having a value equal to the  aggregate  amount of the
Fund's commitment under forward contracts.  The Fund will not enter into forward contracts or maintain a net exposure to such  contracts if the  consummation  of the contracts  would obligate the Fund to deliver an amount of foreign  currency in  excess of the  value of the  Fund's  portfolio  securities  or other  assets denominated  in that  currency  or another  currency  that is the subject of the hedge.

     However,  to avoid excess  transactions and transaction costs, the Fund may maintain  a net  exposure  to  forward  contracts  in excess of the value of the
Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency.
The cover must be at least equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase a call option  permitting  the Fund to purchase the amount of foreign  currency being hedged by a forward sale contract at a price no higher than the forward  contract price.  As another  alternative, the Fund may  purchase  a put option  permitting  the Fund to sell the amount of foreign currency  subject to a forward  purchase  contract at a price as high or higher than the forward contact price.

     The precise  matching of the amounts under forward  contracts and the value of the securities  involved  generally  will not be possible  because the future value  of  securities  denominated  in  foreign  currencies  will  change  as  a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the
security  and  deliver  foreign   currency  to  settle  the  original   purchase
obligation.  If the  market  value of the  security  is less than the  amount of foreign  currency  the Fund is  obligated  to  deliver,  the Fund  might have to purchase  additional  foreign  currency on the "spot"  (that is, cash) market to settle the security trade.  If the market value of the security  instead exceeds the amount of foreign  currency  the Fund is  obligated to deliver to settle the trade,  the Fund  might  have to sell on the  spot  market  some of the  foreign currency  received  upon  the sale of the  security.  There  will be  additional transaction costs on the spot market in those cases.

     The  projection  of  short-term  currency  market  movements  is  extremely difficult,  and the  successful  execution of a short-term  hedging  strategy is highly uncertain.  Forward contracts involve the risk that anticipated  currency movements will not be accurately  predicted,  causing the Fund to sustain losses on these contracts and to pay additional  transactions costs. The use of forward contracts  in this  manner  might  reduce  the Fund's  performance  if there are unanticipated  changes in currency  prices to a greater  degree than if the Fund had not entered into such contracts.

     At or before the maturity of a forward contract  requiring the Fund to sell a currency,  the Fund might sell a portfolio  security and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the security  and offset its  contractual  obligation  to deliver  the  currency  by purchasing a second contract.  Under that contract the Fund will obtain,  on the same  maturity  date,  the same amount of the  currency  that it is obligated to deliver.  Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same  amount of the same  currency  on the  maturity  date of the first contract.  The Fund would  realize a gain or loss as a result of  entering  into such an offsetting forward contract under either circumstance.  The gain or loss will  depend on the  extent  to which the  exchange  rate or rates  between  the currencies  involved moved between the execution dates of the first contract and offsetting contract.

     The costs to the Fund of engaging in forward  contracts varies with factors such as the  currencies  involved,  the  length of the  contract  period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal  basis,  no  brokerage  fees or  commissions  are  involved.
Because these  contracts  are not traded on an exchange,  the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign  currencies into U.S. dollars on a daily basis.  The Fund may convert foreign  currency from time to time, and will incur  costs in doing  so.  Foreign  exchange  dealers  do not  charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various  currencies.  Thus, a dealer might offer to sell a foreign  currency  to the Fund at one  rate,  while  offering  a lesser  rate of  exchange  if the Fund  desires to resell  that  currency to the dealer.

     o  Regulatory  Aspects  of Hedging  Instruments.  The  Commodities  Futures
Trading  Commission  (the "CFTC")  recently  eliminated  limitations  on futures trading by certain regulated entities including registered  investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator.  The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity  Exchange Act
("CEA").  The Fund may use futures  and  options  for  hedging  and  non-hedging purposes to the extent consistent with its investment  objective,  internal risk management  guidelines  adopted by the Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's  prospectus or this statement of additional information.

     Transactions in options by the Fund are subject to limitations  established by the option exchanges.  The exchanges limit the maximum number of options that may be  written or held by a single  investor  or group of  investors  acting in concert.  Those limits apply  regardless  of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities,  including other investment  companies having the same  advisor as the Fund (or an advisor  that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions.  An exchange  may order the  liquidation  of  positions  found to be in violation of those limits and may impose certain other sanctions.

     Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily  marketable  short-term  debt  instruments in an amount equal to the market  value of the  securities  underlying  the future,  less the margin deposit applicable to it.

     o Tax Aspects of Certain  Hedging  Instruments.  Certain  foreign  currency exchange  contracts  in which the Fund may invest are treated as  "Section  1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are  characterized as 60% long-term and 40% short-term capital  gains or losses  under the Code.  However,  foreign  currency  gains or losses arising from Section 1256 contracts that are forward contracts  generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the  Fund  at the  end of  each  taxable  year  are  "marked-to-market,"  and unrealized  gains or losses are  treated  as though  they were  realized.  These contracts also may be  marked-to-market  for purposes of determining  the excise tax applicable to investment company  distributions and for other purposes under rules prescribed  pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

     Certain  forward  contracts the Fund enters into may result in  "straddles"
for federal income tax purposes. The straddle rules may affect the character and timing  of gains  (or  losses)  recognized  by the Fund on  straddle  positions.
Generally,  a loss  sustained  on the  disposition  of a  position  making  up a straddle is allowed  only to the extent that the loss  exceeds any  unrecognized gain in the  offsetting  positions  making up the straddle.  Disallowed  loss is generally  allowed  at the  point  where  there is no  unrecognized  gain in the offsetting  positions  making up the  straddle,  or the  offsetting  position is disposed of.

     Under the Internal  Revenue Code, the following gains or losses are treated as ordinary income or loss:

     (1) gains or losses  attributable  to  fluctuations  in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the
Fund actually collects such receivables or pays such liabilities, and

     (2) gains or losses  attributable to fluctuations in the value of a foreign currency  between the date of  acquisition  of a debt security  denominated in a foreign  currency  or  foreign  currency  forward  contracts  and  the  date  of disposition.

     Currency  gains and losses are offset  against  market  gains and losses on each  trade  before  determining  a net  "Section  988"  gain or loss  under the
Internal Revenue Code for that trade,  which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

     |X| Temporary Defensive and Interim Investments. When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks,  the Fund can invest in a variety of debt  securities  for  defensive purposes. The Fund can buy:

     o high-quality (rated in the top rating categories of nationally-recognized rating  organizations  or deemed by the  Manager to be of  comparable  quality), short-term  money  market  instruments,  including  those  issued  by the U.  S.
Treasury or other government agencies,

     o commercial paper (short-term,  unsecured, promissory notes of domestic or foreign  companies) rated in the top rating category of a nationally  recognized rating organization,

     o debt obligations of corporate  issuers,  rated investment grade (rated at least Baa by  Moody's  Investors  Service,  Inc.  or at least BBB by  Standard &
Poor's Corporation,  or a comparable rating by another rating organization),  or unrated  securities judged by the Manager to have a comparable  quality to rated securities in those categories,

o        preferred stocks,

     o certificates of deposit and bankers'  acceptances of domestic and foreign banks and savings and loan associations, and

o        repurchase agreements.

     Short-term debt securities would normally be selected for defensive or cash management  purposes  because they can normally be disposed of quickly,  are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Other Investment Restrictions

     |X|  What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting  securities.
Under the  Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:

     o 67%  or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or

     o more than 50% of the outstanding shares.

     The Fund's  investment  objective is a fundamental  policy.  Other policies described in the  Prospectus  or this  Statement of Additional  Information  are
"fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies  without  shareholder  approval.  However, significant  changes to investment  policies will be described in supplements or updates to the  Prospectus  or this  Statement  of  Additional  Information,  as appropriate.  The Fund's most significant  investment  policies are described in the Prospectus.

|X|      Does the Fund Have Additional Fundamental Policies?

The following investment restrictions are fundamental policies of the Fund.

     o The Fund cannot buy securities  issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities of that issuer or if it would then own more than 10% of that issuer's voting  securities.  That restriction  applies to 75% of the Fund's total assets. The limit does not apply to  securities  issued  by  the  U.S.  government  or any  of  its  agencies  or instrumentalities or securities of other investment companies.

     o The Fund cannot make loans except (a) through lending of securities,  (b)
through the purchase of debt  securities or similar  evidences of  indebtedness,
(c) through an  interfund-lending  program with other affiliated  funds, and (d)
through repurchase agreements.

     o The Fund  cannot  borrow  money in  excess of 33 1/3% of the value of its total assets.  The Fund may borrow only from banks and/or affiliated  investment companies.  With respect to this fundamental policy, the Fund can borrow only if it  maintains a 300% ratio of assets to borrowing at all times in the manner set forth in the Investment Company Act of 1940.

     o The Fund cannot concentrate investments.  That means it cannot invest 25%
or more of its total assets in companies in any one industry. Obligations of the
U.S.  government,  its agencies and  instrumentalities  are not considered to be part of an "industry" for the purposes of this restriction.

     o The Fund cannot  invest in real estate or in  interests  in real  estate.
However,  the Fund can purchase  securities of companies  holding real estate or interests in real estate.

     o The Fund cannot  invest in  physical  commodities  or physical  commodity contracts or buy securities for speculative  short-term  purposes.  However, the
Fund can buy and sell any of the  hedging  instruments  permitted  by any of its other policies. It can also buy and sell options,  futures,  securities or other instruments backed by physical  commodities or whose investment return is linked to changes in the price of physical commodities.

     o The Fund cannot  underwrite  securities of other  companies.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act of 1933 when reselling any securities held in its own portfolio.

     o The Fund cannot  issue  "senior  securities,"  but this does not prohibit certain  investment  activities  for which assets of the Fund are  designated as segregated,  or margin,  collateral or escrow  arrangements are established,  to cover the related  obligations.  Examples of those activities  include borrowing
money,   reverse  repurchase   agreements,   delayed-delivery   and  when-issued
arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

[X|  Does  the  Fund  Have  Other  Restrictions  that  are Not  Fundamental
Policies?

     The Fund has an additional  restriction on its investment  policies that is not  fundamental,  which means that it can be changed by the Board of  Trustees, without obtaining shareholder approval.

     o The Fund cannot invest in the securities of other  registered  investment companies or registered unit investment  trusts in reliance on sub-paragraph (F)
or (G) of Section 12(d)(1) of the Investment Company Act of 1940.

     o With respect to the Fund's non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings used for investment  purposes) in equity securities of "small-cap"  issuers, the
Fund will provide  shareholders  at least 60 days' prior notice of any change in such policy as required by the Investment Company Act.

     Unless the  Prospectus or this Statement of Additional  Information  states that a percentage  restriction  applies on an on-going basis, it applies only at the  time the  Fund  makes an  investment  (except  in  cases of  borrowing  and investments in illiquid  securities).  The Fund need not sell securities to meet the percentage limits if the value of the investment  increases in proportion to the size of the Fund.

     For purposes of the Fund's policy not to  concentrate  its  investments  as described above, the Fund has adopted the industry  classifications set forth in
Appendix  B  to  this  Statement  of  Additional  Information.  That  is  not  a
fundamental policy.

     Disclosure  of  Portfolio  Holdings.  The Fund  has  adopted  policies  and procedures  concerning  the  dissemination  of  information  about its portfolio
holdings   by   employees,   officers   and/or   directors   of   the   Manager,
OppenheimerFunds  Distributor,  Inc.  ("Distributor")  and Transfer Agent. These
policies  are designed to assure that  non-public  information  about  portfolio securities is distributed only for a legitimate business purpose, and is done in a manner  that (a)  conforms  to  applicable  laws  and  regulations  and (b) is designed  to  prevent  that  information  from  being  used in a way that  could negatively affect the Fund's  investment  program or enable third parties to use that information in a manner that is harmful to the Fund.

     o Public  Disclosure.  The  Fund's  portfolio  holdings  are made  publicly available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of  Investments  on Form  N-Q,  which  are  publicly  available  at the SEC.  In addition,  the top 10 or  more  holdings  are  posted  on the  OppenheimerFunds'
website  at  www.oppenheimerfunds.com  in the  "Fund  Profiles"  section.  Other general  information about the Fund's portfolio  investments,  such as portfolio composition  by asset  class,  industry,  country,  currency,  credit  rating or maturity, may also be posted with a 15-day lag.

     Until publicly  disclosed,  the Fund's portfolio  holdings are proprietary, confidential business information. While recognizing the importance of providing
Fund shareholders with information about their Fund's  investments and providing portfolio  information  to a  variety  of  third  parties  to  assist  with  the management,  distribution and administrative  process, the need for transparency must be  balanced  against  the risk that third  parties  who gain access to the
Fund's portfolio  holdings  information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the
Fund is able to obtain in  portfolio  transactions  or the  availability  of the securities that portfolio managers are trading on the Fund's behalf.

     The Manager and its subsidiaries and affiliates,  employees,  officers, and
directors,   shall  neither  solicit  nor  accept  any   compensation  or  other
consideration  (including  any  agreement  to maintain  assets in the Fund or in other investment  companies or accounts managed by the Manager or any affiliated person  of the  Manager)  in  connection  with  the  disclosure  of  the  Fund's non-public portfolio holdings.  The receipt of investment advisory fees or other fees and  compensation  paid to the  Manager  and its  subsidiaries  pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation"
or "consideration"  for these purposes.  It is a violation of the Code of Ethics for any  covered  person to  release  holdings  in  contravention  of  portfolio holdings disclosure policies and procedures adopted by the Fund.

     A list  of the top 10 or  more  portfolio  securities  holdings  (based  on invested  assets),  listed by security or by issuer, as of the end of each month may be disclosed to third parties  (subject to the  procedures  below) no sooner than 15 days after month-end.

     Except under special limited circumstances discussed below, month-end lists of the Fund's  complete  portfolio  holdings  may be  disclosed  no sooner  than
30-days after the relevant  month-end,  subject to the procedures  below. If the
Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;

o Senior  officers  (a Senior  Vice  President  or above) in the  Manager's
Portfolio and Legal  departments must approve the completed  request for release of Fund portfolio holdings; and

     The  third-party  recipient  must  sign the  Manager's  portfolio  holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly  available  regarding the Fund's holdings  confidential and agreeing not to trade directly or indirectly based on the information.

     The Fund's  complete  portfolio  holdings  positions may be released to the following  categories of entities or individuals  on an ongoing basis,  provided that such entity or  individual  either (1) has signed an agreement to keep such information  confidential  and not trade on the basis of such information or (2)
is subject to fiduciary  obligations,  as a member of the Fund's Board, or as an employee,  officer  and/or  director of the  Manager,  Distributor,  or Transfer
Agent,  or their  respective  legal  counsel,  not to disclose such  information except in conformity  with these  policies and  procedures  and not to trade for his/her  personal account on the basis of such  information:  o Employees of the
Fund's  Manager,  Distributor and Transfer Agent who need to have access to such information  (as  determined by senior  officers of such  entity),  o The Fund's certified public accountants and independent  registered public accounting firm,
o Members  of the  Fund's  Board and the  Board's  legal  counsel,  o The Fund's custodian bank, o A proxy voting service designated by the Fund and its Board, o
Rating/ranking  organizations  (such as Lipper  and  Morningstar),  o  Portfolio pricing services retained by the Manager to provide  portfolio  security prices, and o Dealers,  to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

     Portfolio holdings  information of the Fund may be provided,  under limited circumstances,  to  brokers  and/or  dealers  with whom the Fund  trades  and/or
entities  that  provide  investment   coverage  and/or  analytical   information
regarding the Fund's portfolio,  provided that there is a legitimate  investment reason for  providing  the  information  to the broker,  dealer or other entity.
Month-end portfolio holdings information may, under this procedure,  be provided to vendors providing research  information and/or analytics to the fund, with at least a 15-day delay after the month end,  but in certain  cases may be provided to a broker or analytical  vendor with a 1-2 day lag to facilitate the provision of requested  investment  information  to the manager to facilitate a particular trade or the  portfolio  manager's  investment  process for the Fund.  Any third party  receiving  such  information  must  first  sign the  Manager's  portfolio
holdings   non-disclosure   agreement  as  a  pre-condition  to  receiving  this
information.

     Portfolio holdings information (which may include information on individual securities  positions  or multiple  securities)  may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio  trading,  and (2) by the members of the Manager's  Security Valuation
Group and Accounting  Departments in connection with portfolio  pricing or other portfolio  evaluation  purposes:  o  Brokers  and  dealers  in  connection  with portfolio  transactions  (purchases  and sales) o Brokers  and dealers to obtain bids or bid and asked prices (if  securities  held by the Fund are not priced by the fund's regular pricing  services) o Dealers to obtain price quotations where the fund is not identified as the owner.

     Portfolio holdings information (which may include information on the Fund's entire  portfolio or  individual  securities  therein) may be provided by senior officers  of the  Manager  or  attorneys  on the  legal  staff  of the  Manager,
Distributor, or Transfer Agent, in the following circumstances:

     o Response to legal  process in  litigation  matters,  such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

     o Response to regulatory  requests for  information  (the SEC, NASD,  state securities regulators, and/or foreign securities authorities,  including without limitation  requests for  information in  inspections or for position  reporting purposes),

     o To potential  sub-advisers  of  portfolios  (pursuant to  confidentiality agreements),

     o To consultants for retirement plans for plan  sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),

     o Investment  bankers in connection  with merger  discussions  (pursuant to confidentiality agreements).

     Portfolio  managers and analysts may, subject to the Manager's  policies on communications with the press and other media, discuss portfolio  information in interviews  with members of the media,  or in due diligence or similar  meetings with  clients  or  prospective  purchasers  of Fund  shares  or their  financial intermediary representatives.

     The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity  in the Fund's  portfolio  to meet  redemptions),  receive  redemption proceeds of their Fund shares paid as pro rata shares of securities  held in the
Fund's  portfolio.  In such  circumstances,  disclosure of the Fund's  portfolio holdings may be made to such shareholders.

     The Chief Compliance Officer of the Fund and the Manager,  Distributor, and
Transfer  Agent  (the  "CCO")  shall  oversee  the  compliance  by the  Manager,
Distributor,  Transfer  Agent,  and their  personnel  with  these  policies  and procedures.  At least annually, the CCO shall report to the Fund's Board on such compliance  oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year  pursuant to these  policies.  The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make  recommendations  to the Board as to any amendments  that the CCO  believes are  necessary  and  desirable  to carry out or improve  these policies and procedures.

     The Manager and/or the Fund have entered into ongoing  arrangements to make available  information about the Fund's portfolio  holdings.  One or more of the
Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

A.G. Edwards & Sons                           Fixed Income Securities               Natexis Bleichroeder
ABG Securities                                Fortis Securities                     Ned Davis Research Group
ABN AMRO                                      Fox-Pitt, Kelton                      Nomura Securities
Advest                                        Friedman, Billing, Ramsey             Pacific Crest
AG Edwards                                    Fulcrum Global Partners               Pacific Crest Securities
American Technology Research                  Garp Research                         Pacific Growth Equities
Auerbach Grayson                              George K Baum & Co.                   Petrie Parkman
Banc of America Securities                    Goldman                               Pictet
Barclays                                      Goldman Sachs                         Piper Jaffray Inc.
Baseline                                      HSBC                                  Plexus
Bear Stearns                                  HSBC Securities Inc                   Prager Sealy & Co.
Belle Haven                                   ING Barings                           Prudential Securities
Bloomberg                                     ISI Group                             Ramirez & Co.
BNP Paribas                                   Janney Montgomery                     Raymond James
BS Financial Services                         Jefferies                             RBC Capital Markets
Buckingham Research Group                     Jeffries & Co.                        RBC Dain Rauscher
Caris & Co.                                   JP Morgan                             Research Direct
CIBC World Markets                            JP Morgan Securities                  Robert W. Baird
Citigroup                                     JPP Eurosecurities                    Roosevelt & Cross
Citigroup Global Markets                      Keefe, Bruyette & Woods               Russell Mellon
Collins Stewart                               Keijser Securities                    Ryan Beck & Co.
Craig-Hallum Capital Group LLC                Kempen & Co. USA Inc.                 Sanford C. Bernstein
Credit Agricole Cheuvreux N.A. Inc.           Kepler Equities/Julius Baer Sec       Scotia Capital Markets
Credit Suisse First Boston                    KeyBanc Capital Markets               SG Cowen & Co.
Daiwa Securities                              Leerink Swan                          SG Cowen Securities
Davy                                          Legg Mason                            Soleil Securities Group
Deutsche Bank                                 Lehman                                Standard & Poors
Deutsche Bank Securities                      Lehman Brothers                       Stone & Youngberg
Dresdner Kleinwort Wasserstein                Lipper                                SWS Group
Emmet & Co                                    Loop Capital Markets                  Taylor Rafferty
Empirical Research                            MainFirst Bank AG                     Think Equity Partners
Enskilda Securities                           Makinson Cowell US Ltd                Thomas Weisel Partners
Essex Capital Markets                         Maxcor Financial                      UBS
Exane BNP Paribas                             Merrill                               Wachovia
Factset                                       Merrill Lynch                         Wachovia Corp
Fidelity Capital Markets                      Midwest Research                      Wachovia Securities
Fimat USA Inc.                                Mizuho Securities                     Wescott Financial
First Albany                                  Morgan Stanley                        William Blair
First Albany Corporation                      Morningstar                           Yieldbook

How the Fund is Managed

Organization and History. The Fund is an open-end,  diversified  management investment  company with an unlimited number of authorized  shares of beneficial interest. The Fund was organized as a Massachusetts business trust in May 1999.

[X| Classes of Shares.  The Trustees are  authorized,  without  shareholder approval,  to create new series and classes of shares,  to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative voting rights,  preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Fund  currently has five classes of shares:  Class A, Class B, Class C,
Class N and Class Y. All classes invest in the same investment  portfolio.  Only retirement  plans  may  purchase  Class N  shares.  Only  certain  institutional investors may purchase Class Y shares. Each class of shares:

o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at  shareholder  meetings,  with  fractional  shares voting  proportionally,  on matters submitted to the vote of shareholders. Each share of the Fund represents an  interest  in the Fund  proportionately  equal to the  interest of each other share of the same class.

     |X| Meetings of Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular annual  meetings of shareholders,  but may hold shareholder  meetings from time to time on important matters  or  when  required  to do so by the  Investment  Company  Act or  other applicable  law.  Shareholders  have the right,  upon a vote or  declaration  in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

     |X|  Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability  for the
Fund's  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Fund's property for any shareholder  held personally  liable for its obligations. The Declaration of Trust also states that upon request, the
Fund shall  assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy  any  judgment on that claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand that may arise out of any  dealings  with the Fund and that the  Trustees shall have no personal  liability to any such person, to the extent permitted by law.

     Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

     The Board of Trustees  has an Audit  Committee,  a Review  Committee  and a
Governance  Committee.  The Audit Committee is comprised  solely of Trustees who are not "interested  persons" under the Investment Company Act (the "Independent
Trustees"). The members of the Audit Committee are Edward L. Cameron (Chairman),
George C.  Bowen,  Robert J.  Malone  and F.  William  Marshall,  Jr.  The Audit
Committee held 7 meetings during the Fund's fiscal year ended June 30, 2005. The
Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the  "independent  Auditors").  Other  main  functions  of the Audit  Committee, outlined in the Audit Committee  Charter,  include,  but are not limited to: (i)
reviewing the scope and results of financial statement audits and the audit fees charged;  (ii) reviewing reports from the Fund's independent  Auditors regarding the Fund's internal accounting procedures and controls;  (iii) reviewing reports from the Manager's  Internal Audit Department;  (iv) maintaining a separate line of  communication  between the Fund's  independent  Auditors and the Independent
Trustees; (v) reviewing the independence of the Fund's independent Auditors; and
(vi)  pre-approving  the  provision  of any  non-audit  services  by the  Fund's independent  Auditors,  including tax services,  that are not  prohibited by the
Sarbanes-Oxley  Act, to the Fund,  the Manager  and  certain  affiliates  of the
Manager.

     The Review  Committee  is comprised  solely of  Independent  Trustees.  The members of the Review  Committee are Jon S. Fossel  (Chairman),  Robert G. Avis,
Sam  Freedman  and Beverly L.  Hamilton.  The Review  Committee  held 6 meetings during the Fund's fiscal year ended June 30, 2005.  Among other  duties,  as set forth in the Review Committee's  Charter, the Review Committee reports and makes recommendations  to the Board  concerning  the fees paid to the Fund's  transfer agent and the Manager  and the  services  provided  to the Fund by the  transfer agent and the Manager.  The Review Committee also reviews the Fund's  investment performance as well as the policies and procedures adopted by the Fund to comply with the  Investment  Company  Act and  other  applicable  law.  The  Governance
Committee  is  comprised  solely of  Independent  Trustees.  The  members of the
Governance  Committee  are,  Robert J.  Malone  (Chairman),  William  Armstrong,
Beverly L. Hamilton and F. William Marshall, Jr. The Governance Committee held 5 meetings  during the Fund's  fiscal  year ended June 30,  2005.  The  Governance
Committee has adopted a charter  setting forth its duties and  responsibilities.
Among other duties,  the  Governance  Committee  reviews and oversees the Fund's governance  guidelines,  the  adequacy  of the  Fund's  Codes of Ethics  and the nomination of Trustees, including Independent Trustees. The Governance Committee has  adopted  a  process  for  shareholder  submission  of  nominees  for  board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's  consideration by mailing such  information to the  Governance  Committee in care of the Fund. The
Governance  Committee  may  consider  such  persons  at such time as it meets to consider possible nominees.  The Governance  Committee,  however,  reserves sole discretion to determine which  candidates for Trustees and Independent  Trustees it  will  recommend  to the  Board  and/or  shareholders  and  it  may  identify candidates other than those submitted by Shareholders.  The Governance Committee may, but need not, consider the advice and  recommendation of the Manager and/or its affiliates in selecting nominees.  The full Board elects new Trustees except for those instances when a shareholder vote is required.

     Shareholders  who  desire  to  communicate  with the Board  should  address correspondence  to the Board or an individual  Board member and may submit their correspondence  electronically  at  www.oppenheimerfunds.com  under the  caption
"contact  us" or by  mail to the  Fund  at the  address  above.  The  Governance
Committee  will consider if a different  process  should be  recommended  to the
Board.

     Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the
Trustees is an "Independent  Trustee".  All of the Trustees are also trustees or directors of the following  Oppenheimer/Centennial  funds (referred to as "Board
II Funds"):

Oppenheimer Cash Reserves                                      Oppenheimer Principal Protected Trust II
Oppenheimer Capital Income Fund                                Oppenheimer Principal Protected Trust III
Oppenheimer Champion Income Fund                               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.                                  Oppenheimer Senior Floating Rate Fund
Oppenheimer High Yield Fund                                    Oppenheimer Strategic Income Fund
Oppenheimer Integrity Funds                                    Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund                            Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.                            Centennial California Tax Exempt Trust
Oppenheimer Main Street Opportunity Fund                       Centennial Government Trust
Oppenheimer Main Street Small Cap Fund                         Centennial Money Market Trust
Oppenheimer Municipal Fund                                     Centennial New York Tax Exempt Trust
Oppenheimer Principal Protected Trust                          Centennial Tax Exempt Trust

     Present or former  officers,  directors,  trustees and employees (and their immediate  family  members) of the Fund,  the Manager  and its  affiliates,  and retirement  plans  established  by them for their  employees  are  permitted  to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value  without  sales  charge.  The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

     Messrs. Gillespie,  Monoyios, Murphy, Petersen, Vandehey, Vottiero, Wixted,
Zack and Zavenelli  Bloomberg and Ives,  who are officers of the Fund,  hold the same offices with one or more of the other Board II Funds.  As of September  30,
2005 the  Trustees  and  officers  of the Fund,  as a group,  owned of record or beneficially  less than 1% of any class of  shares  of the Fund.  The  foregoing statement  does not  reflect  ownership  of shares held of record by an employee benefit plan for  employees of the Manager,  other than the shares  beneficially owned under that plan by the officers of the Board II Funds.  In addition,  none of the  Independent  Trustees (nor any of their  immediate  family  members) own securities of either the Manager or the Distributor or of any entity directly or indirectly  controlling,  controlled by or under common control with the Manager or the Distributor of the Board II Funds.

     Biographical  Information.  The Trustees and officers, their positions with the Fund, length of service in such position(s),  and principal  occupations and business  affiliations  during at least the past  five  years are  listed in the
charts  below.  The  charts  also  include   information  about  each  Trustee's
beneficial  share ownership in the Fund and in all of the registered  investment companies  that  the  Trustee  oversees  in  the  Oppenheimer  family  of  funds
("Supervised  Funds").|X| The address of each Trustee in the chart below is 6803
S. Tucson Way,  Centennial,  Colorado  80112-3924.  Each  Trustee  serves for an indefinite term, or until his or her resignation, retirement, death or removal.

----------------------------------------------------------------------------------------------------------------------------
                                                   Independent Trustees
----------------------------------------------------------------------------------------------------------------------------
------------------------------ ---------------------------------------------------------- ---------------- -----------------
Name,                          Principal Occupation(s) During the Past 5 Years; Other     Dollar Range     Aggregate

                                                                                                           Dollar Range of
                                                                                          of Shares        Shares

Position(s) Held with Fund,                                                               Beneficially     Beneficially
Length of Service,             Trusteeships/Directorships Held; Number of Portfolios in   Owned in the     Owned in All
Age                            the Fund Complex Currently Overseen                        Fund             Supervised Funds
------------------------------ ---------------------------------------------------------- ---------------- -----------------
------------------------------ ---------------------------------------------------------- ----------------------------------
                                                                                               As of December 31, 2004
------------------------------ ---------------------------------------------------------- ----------------------------------
------------------------------ ---------------------------------------------------------- ----------------- ----------------
William L. Armstrong,          Chairman of the following private mortgage banking         $0                Over $100,000
Chairman of the Board of       companies: Cherry Creek Mortgage Company (since 1991),
Trustee since 2003, Trustee    Centennial State Mortgage Company (since 1994), and The
since 1999                     El Paso Mortgage Company (since 1993); Chairman of the
Age: 68                        following private companies: Ambassador Media
                               Corporation (since 1984) and Broadway Ventures (since

                               1984); Director of the following: Helmerich & Payne,

                               Inc. (oil and gas drilling/production company) (since

                               1992), Campus Crusade for Christ (since 1991) and The
                               Lynde and Harry Bradley Foundation, Inc. (non-profit
                               organization) (since 2002); former Chairman of the

                               following: Transland Financial Services, Inc. (private
                               mortgage banking company) (1997-2003), Great Frontier
                               Insurance (insurance agency) (1995-2000), Frontier Real
                               Estate, Inc. (residential real estate brokerage)
                               (1994-2000) and Frontier Title (title insurance agency)

                               (1995-2000); former Director of the following:

                               UNUMProvident (insurance company) (1991-2004), Storage
                               Technology Corporation (computer equipment company)
                               (1991-2003) and International Family Entertainment

                               (television channel) (1992-1997); U.S. Senator (January
                               1979-January 1991). Oversees 38 portfolios in the

                               OppenheimerFunds complex.
------------------------------ ---------------------------------------------------------- ----------------- ----------------
------------------------------ ---------------------------------------------------------- ----------------- ----------------

Robert G. Avis,                Director and President of A.G. Edwards Capital, Inc.       Over $100,000     Over $100,000
Trustee since 1999             (General Partner of private equity funds) (until
Age: 74                        February 2001); Chairman, President and Chief Executive

                               Officer of A.G. Edwards Capital, Inc. (until March
                               2000); Director of A.G. Edwards & Sons, Inc. (brokerage
                               company) (until 2000) and A.G. Edwards Trust Company
                               (investment adviser) (until 2000); Vice Chairman and
                               Director of A.G. Edwards, Inc. (until March 1999); Vice
                               Chairman of A.G. Edwards & Sons, Inc. (until March
                               1999); Chairman of A.G. Edwards Trust Company (until
                               March 1999) and A.G.E. Asset Management (investment
                               adviser) (until March 1999). Oversees 38 portfolios in
                               the OppenheimerFunds complex.
------------------------------ ---------------------------------------------------------- ----------------- ----------------
------------------------------ ---------------------------------------------------------- ----------------- ----------------

George C. Bowen,               Assistant Secretary and Director of Centennial Asset       Over $100,000     Over $100,000
Trustee since 1999             Management Corporation (December 1991-April 1999);
Age: 69                        President, Treasurer and Director of Centennial Capital

                               Corporation (June 1989-April 1999); Chief Executive
                               Officer and Director of MultiSource Services, Inc.
                               (March 1996-April 1999); Mr. Bowen held several
                               positions with the Manager and with subsidiary or
                               affiliated companies of the Manager (September
                               1987-April 1999). Oversees 38 portfolios in the
                               OppenheimerFunds complex.
------------------------------ ---------------------------------------------------------- ----------------- ----------------
------------------------------ ---------------------------------------------------------- ----------------- ----------------

Edward L. Cameron,             Member of The Life Guard of Mount Vernon (George           $10,001 -         Over $100,000
Trustee since 1999             Washington historical site) (since June 2000); Director    $50,000
Age: 67                        of Genetic ID, Inc. (biotech company) (March 2001-May
                               2002); Partner at PricewaterhouseCoopers LLP (accounting
                               firm) (July 1974-June 1999); Chairman of Price
                               Waterhouse LLP Global Investment Management Industry
                               Services Group (July 1994-June 1998). Oversees 38
                               portfolios in the OppenheimerFunds complex.

------------------------------ ---------------------------------------------------------- ----------------- ----------------
------------------------------ ---------------------------------------------------------- ----------------- ----------------
Jon S. Fossel,                 Director of UNUMProvident (insurance company) (since       $0                Over $100,000
Trustee since 1999             June 2002); Director of Northwestern Energy Corp.

Age: 63                        (public utility corporation) (since November 2004);
                               Director of P.R. Pharmaceuticals (October 1999-October
                               2003); Director of Rocky Mountain Elk Foundation
                               (non-profit organization) (February 1998-February 2003);
                               Chairman and Director (until October 1996) and President
                               and Chief Executive Officer (until October 1995) of the
                               Manager; President, Chief Executive Officer and Director
                               of the following: Oppenheimer Acquisition Corp. ("OAC")
                               (parent holding company of the Manager), Shareholders
                               Services, Inc. and Shareholder Financial Services, Inc.
                               (until October 1995). Oversees 38 portfolios in the
                               OppenheimerFunds complex.

------------------------------ ---------------------------------------------------------- ----------------- ----------------
------------------------------ ---------------------------------------------------------- ----------------- ----------------
Sam Freedman,                  Director of Colorado Uplift (charitable organization)      Over $100,000     Over $100,000
Trustee since 1999             (since September 1984). Mr. Freedman held several
Age: 64                        positions with the Manager and with subsidiary or
                               affiliated companies of the Manager (until October
                               1994). Oversees 38 portfolios in the OppenheimerFunds
                               complex.
------------------------------ ---------------------------------------------------------- ----------------- ----------------
------------------------------ ---------------------------------------------------------- ----------------- ----------------

Beverly L. Hamilton,           Trustee of Monterey Institute for International Studies    $0                Over $100,000
Trustee since 2002             (educational organization) (since February 2000);
Age: 58                        Director of The California Endowment (philanthropic

                               organization) (since April 2002); Director of Community
                               Hospital of Monterey Peninsula (since February 2002);

                               Director of American Funds' Emerging Markets Growth
                               Fund, Inc. (mutual fund) (since October 1991); President
                               of ARCO Investment Management Company (February
                               1991-April 2000); Member of the investment committees of
                               The Rockefeller Foundation and The University of
                               Michigan; Advisor at Credit Suisse First Boston's Sprout
                               venture capital unit (venture capital fund)
                               (1994-January 2005); Trustee of MassMutual Institutional
                               Funds (investment company) (1996-June 2004); Trustee of
                               MML Series Investment Fund (investment company) (April
                               1989-June 2004); Member of the investment committee of
                               Hartford Hospital (2000-2003); and Advisor to Unilever
                               (Holland) pension fund (2000-2003). Oversees 38
                               portfolios in the OppenheimerFunds complex.

------------------------------ ---------------------------------------------------------- ----------------- ----------------
------------------------------ ---------------------------------------------------------- ----------------- ----------------

Robert J. Malone,              Director of Jones International University (educational    $50,001 -         Over $100,000
Trustee since 2002             organization) (since August 2005); Chairman, Chief         $100,000
Age: 61                        Executive Officer and Director of Steele Street State

                               Bank (commercial banking) (since August 2003); Director
                               of Colorado UpLIFT (charitable organization) (since
                               1986); Trustee of the Gallagher Family Foundation
                               (non-profit organization) (since 2000); Former Chairman

                               of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and
                               formerly Colorado National Bank) (July 1996-April 1999);
                               Director of Commercial Assets, Inc. (real estate
                               investment trust) (1993-2000); Director of Jones
                               Knowledge, Inc. (2001-July 2004); and Director of U.S.
                               Exploration, Inc. (oil and gas exploration)
                               (1997-February 2004). Oversees 38 portfolios in the
                               OppenheimerFunds complex.

------------------------------ ---------------------------------------------------------- ----------------- ----------------
------------------------------ ---------------------------------------------------------- ----------------- ----------------
F. William Marshall, Jr.,      Trustee of MassMutual Select Funds (formerly MassMutual    $0                Over $100,000
Trustee since 2000             Institutional Funds) (investment company) (since 1996)
Age: 63                        and MML Series Investment Fund (investment company)
                               (since 1996), the Springfield Library and Museum
                               Association (museums) (since 1995) and the Community
                               Music School of Springfield (music school) (since 1996);
                               Chairman and Trustee (since 2003) and Chairman of the
                               Investment Committee (since 1994) of the Worcester
                               Polytech Institute (private university); President and

                               Treasurer of the SIS Funds (private charitable fund)
                               (since January 1999); Chairman of SIS & Family Bank,

                               F.S.B. (formerly SIS Bank) (commercial bank) (January

                               1999-July 1999); Member of the Investment Committee of
                               the Community Foundation of Western Massachusetts
                               (1998-2003); and Executive Vice President of Peoples

                               Heritage Financial Group, Inc. (commercial bank)
                               (January 1999-July 1999). Oversees 40 portfolios in the
                               OppenheimerFunds complex.*
------------------------------ ---------------------------------------------------------- ----------------- ----------------
*    Includes two open-end investment companies: MassMutual Select Funds and MML Series Investment Fund. In
     accordance with the instructions for Form N-1A, for purposes of this section only, MassMutual Select Funds and MML Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual
     Select Funds and MML Series Investment Fund to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

         The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New
York 10281-1008. Mr. Murphy serves for as a Trustee for an indefinite term and as an officer for an annual term, or until his resignation, retirement, death or removal. Mr. Murphy is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a Trustee of the Fund and the other Board II Funds (defined below) for which he is a director or trustee.

---------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustee and Officer
---------------------------------------------------------------------------------------------------------------------------
------------------------------ ---------------------------------------------------------- ---------------- ----------------
Name,                          Principal Occupation(s) During the Past 5 Years; Other     Dollar Range     Aggregate
                                                                                                           Dollar Range
                                                                                                           of Shares
                                                                                          of Shares        Beneficially
Position(s) Held with Fund,                                                               Beneficially     Owned in All
Length of Service,             Trusteeships/Directorships Held; Number of Portfolios in   Owned in the     Supervised
Age                            the Fund Complex Currently Overseen                        Fund             Funds
------------------------------ ---------------------------------------------------------- ---------------- ----------------
------------------------------ ---------------------------------------------------------- ---------------------------------
                                                                                              As of December 31, 2004
------------------------------ ---------------------------------------------------------- ---------------------------------
------------------------------ ---------------------------------------------------------- ---------------- ----------------

John V. Murphy,                Chairman, Chief Executive Officer and Director (since      $10,001 -        Over $100,000
President and Trustee since    June 2001) and President (since September 2000) of the     $50,000
2001                           Manager; President and director or trustee of other
Age: 56                        Oppenheimer funds; President and Director of OAC and of

                               Oppenheimer Partnership Holdings, Inc. (holding company

                               subsidiary of the Manager) (since July 2001); Director
                               of OppenheimerFunds Distributor, Inc. (subsidiary of the
                               Manager) (since November 2001); Chairman and Director of
                               Shareholder Services, Inc. and of Shareholder Financial
                               Services, Inc. (transfer agent subsidiaries of the
                               Manager) (since July 2001); President and Director of
                               OppenheimerFunds Legacy Program (charitable trust
                               program established by the Manager) (since July 2001);
                               Director of the following investment advisory
                               subsidiaries of the Manager: OFI Institutional Asset
                               Management, Inc., Centennial Asset Management
                               Corporation, Trinity Investment Management Corporation
                               and Tremont Capital Management, Inc. (since November
                               2001), HarbourView Asset Management Corporation and OFI
                               Private Investments, Inc. (since July 2001); President
                               (since November 2001) and Director (since July 2001) of
                               Oppenheimer Real Asset Management, Inc.; Executive Vice
                               President of Massachusetts Mutual Life Insurance Company
                               (OAC's parent company) (since February 1997); Director
                               of DLB Acquisition Corporation (holding company parent
                               of Babson Capital Management LLC) (since June 1995);
                               Member of the Investment Company Institute's Board of
                               Governors (since October 3, 2003); Chief Operating
                               Officer of the Manager (September 2000-June 2001);
                               President and Trustee of MML Series Investment Fund and
                               MassMutual Select Funds (open-end investment companies)
                               (November 1999-November 2001); Director of C.M. Life
                               Insurance Company (September 1999-August 2000);
                               President, Chief Executive Officer and Director of MML
                               Bay State Life Insurance Company (September 1999-August
                               2000); Director of Emerald Isle Bancorp and Hibernia
                               Savings Bank (wholly-owned subsidiary of Emerald Isle
                               Bancorp) (June 1989-June 1998). Oversees 77 portfolios
                               as an officer and director or trustee and 10 additional
                               portfolios as an officer in the OppenheimerFunds complex.

------------------------------ ---------------------------------------------------------- ---------------- ----------------

         The addresses of the Officers in the chart below are as follows: for Messrs. Gillespie, Monoyios, Zack and Zavenelli and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008,
for Messrs. Petersen, Vandehey, Vottiero, and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado
80112-3924. Each Officer serves for an annual term or until his or her resignation, retirement, death or removal.

----------------------------------------------------------------------------------------------------------------------
                                             Other Officers of the Fund
----------------------------------------------------------------------------------------------------------------------
----------------------------------- ----------------------------------------------------------------------------------
Name, Position(s) Held with Fund,   Principal Occupation(s) During Past 5 Years
Length of Service, Age
----------------------------------- ----------------------------------------------------------------------------------
----------------------------------- ----------------------------------------------------------------------------------
Nikolaos D. Monoyios,               Senior Vice President of the Manager since October 2003; a Certified Financial
Vice President and Portfolio        Analyst. Formerly Vice President of the Manager (April 1998-September 2003). An
Manager since 2003                  officer of 6 portfolios in the OppenheimerFunds complex.
Age: 56
----------------------------------- ----------------------------------------------------------------------------------
----------------------------------- ----------------------------------------------------------------------------------
Mark Zavanelli,                     Vice President of the Manager since November 2000; a Chartered Financial
Vice President and Portfolio        Analyst; an officer of 3 portfolios in the OppenheimerFunds complex. Prior to
Manager since 1999                  joining the Manager in May 1998 he was President of Waterside Capital
Age: 34                             Management, a registered investment advisor (August 1995 - April 1998).
----------------------------------- ----------------------------------------------------------------------------------
----------------------------------- ----------------------------------------------------------------------------------

Mark S. Vandehey,                   Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief            2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Compliance Officer since 2004       Management Corporation and Shareholder Services, Inc. (since June 1983); Vice
Age: 55                             President and Director of Internal Audit of the Manager (1997-February 2004). An
                                    officer of 87 portfolios in the OppenheimerFunds complex.

----------------------------------- ----------------------------------------------------------------------------------
----------------------------------- ----------------------------------------------------------------------------------

Brian W. Wixted,                    Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer since 1999                of the following: HarbourView Asset Management Corporation, Shareholder
Age: 46                             Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset
                                    Management Corporation, and Oppenheimer Partnership Holdings, Inc. (since March
                                    1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
                                    International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional
                                    Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy
                                    Program (since June 2003); Treasurer and Chief Financial Officer of OFI Trust
                                    Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                    Treasurer of the following: OAC (since March 1999), Centennial Asset Management
                                    Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                                    2000-June 2003); Principal and Chief Operating Officer of Bankers Trust
                                    Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

----------------------------------- ----------------------------------------------------------------------------------
----------------------------------- ----------------------------------------------------------------------------------
Brian Petersen,                     Assistant Vice President of the Manager (since August 2002); Manager/Financial

Assistant Treasurer since 2004      Product Accounting of the Manager (November 1998-July 2002). An officer of 87
Age: 35                             portfolios in the OppenheimerFunds complex.

----------------------------------- ----------------------------------------------------------------------------------
----------------------------------- ----------------------------------------------------------------------------------
Philip F. Vottiero,                 Vice President/Fund Accounting of the Manager (since March 2002); Vice
Assistant Treasurer since 2002      President/Corporate Accounting of the Manager (July 1999-March 2002); Chief
Age: 42                             Financial Officer of Sovlink Corporation (April 1996-June 1999). An officer of
                                    87 portfolios in the OppenheimerFunds complex.
----------------------------------- ----------------------------------------------------------------------------------
----------------------------------- ----------------------------------------------------------------------------------

Robert G. Zack,                     Executive Vice President (since January 2004) and General Counsel (since March
Secretary since 2001                2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 57                             December 2001); General Counsel of Centennial Asset Management Corporation
                                    (since December 2001); Senior Vice President and General Counsel of HarbourView
                                    Asset Management Corporation (since December 2001); Secretary and General
                                    Counsel of OAC (since November 2001); Assistant Secretary (since September 1997)
                                    and Director (since November 2001) of OppenheimerFunds International Ltd. and
                                    OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                    Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset
                                    Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services,
                                    Inc. (since December 2001); Senior Vice President, General Counsel and Director
                                    of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                    Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                    President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                    November 2001); Director of OppenheimerFunds (Asia) Limited (since December
                                    2003); Senior Vice President (May 1985-December 2003), Acting General Counsel
                                    (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                    2001) of the Manager; Assistant Secretary of the following: Shareholder
                                    Services, Inc. (May 1985-November 2001), Shareholder Financial Services, Inc.
                                    (November 1989-November 2001), and OppenheimerFunds International Ltd.
                                    (September 1997-November 2001). An officer of 87 portfolios in the
                                    OppenheimerFunds complex.

----------------------------------- ----------------------------------------------------------------------------------
----------------------------------- ----------------------------------------------------------------------------------

Lisa I. Bloomberg,                  Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary since 2004      President (April 2001-April 2004), Associate General Counsel (December
Age: 37                             2000-April 2004), Corporate Vice President (May 1999-April 2001) and Assistant
                                    General Counsel (May 1999-December 2000) of UBS Financial Services Inc.
                                    (formerly, PaineWebber Incorporated). An officer of 87 portfolios in the
                                    OppenheimerFunds complex.

----------------------------------- ----------------------------------------------------------------------------------
----------------------------------- ----------------------------------------------------------------------------------

Kathleen T. Ives,                   Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary since 2001      (since October 2003) of the Manager; Vice President (since 1999) and Assistant
Age: 39                             Secretary (since October 2003) of the Distributor; Assistant Secretary of
                                    Centennial Asset Management Corporation (since October 2003); Vice President and
                                    Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                    Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services,
                                    Inc. (since December 2001); Assistant Counsel of the Manager (August
                                    1994-October 2003). An officer of 87 portfolios in the OppenheimerFunds complex.

----------------------------------- ----------------------------------------------------------------------------------
----------------------------------- ----------------------------------------------------------------------------------

Phillip S. Gillespie,               Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary since 2004      2004); First Vice President (2000-September 2004), Director (2000-September
Age: 41                             2004) and Vice President (1998-2000) of Merrill Lynch Investment Management. An
                                    officer of 87 portfolios in the OppenheimerFunds complex.

----------------------------------- ----------------------------------------------------------------------------------

|X|      Remuneration of Trustees. The Trustees of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. The Independent Trustees received the compensation shown below from the Fund for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended June 30, 2005.
The total compensation, including accrued retirement benefits, from the Fund and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the boards of the
Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2004.

-------------------------------------------------- -------------------------------- -------------------------------
Name of Trustee and Other Fund Position(s) (as       Aggregate Compensation From     Total Compensation From the
applicable)                                                 the Fund (1)               Fund and Fund Complex(2)
-------------------------------------------------- -------------------------------- -------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
William L. Armstrong                                            $6,030                         $178,000
Chairman of the Board and
Governance Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Robert G. Avis                                                  $4,014                         $118,500
Review Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
George C. Bowen                                                 $4,014                         $118,500
Audit Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Edward L. Cameron                                               $4,608                         $136,000
Audit Committee Chairman
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Jon S. Fossel                                                   $4,608                         $136,000
Review Committee Chairman
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Sam Freedman                                                    $4,014                         $118,500
Review Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Beverly Hamilton                                              $4,038(3)                       $152,355(5)
Review Committee Member and
Governance Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Robert J. Malone                                              $4,545(4)                        $121,726
Governance Committee Chairman and
Audit Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
F. William Marshall, Jr.
Audit Committee Member and Governance Committee                 $4,014                        $167,500(6)
Member
-------------------------------------------------- --------------------------------- ------------------------------

1.  "Aggregate  Compensation  From the  Fund"  includes  fees and  deferred compensation, if any.

2. In accordance with SEC  regulations,  for purposes of this section only,
"Fund Complex"  includes the Oppenheimer  funds, the MassMutual Select Funds and the MML Series Investment Fund, the investment adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Advisor to the  following:  MassMutual  Premier  International  Equity Fund,  MassMutual
Premier Main Street Fund,  MassMutual Premier Strategic Income Fund,  MassMutual
Premier  Capital  Appreciation  Fund, and MassMutual  Premier Global Fund..  The
Manager does not consider  MassMutual  Institutional  Funds,  MassMutual  Select
Funds and MML Series Investment Fund to be part of the  OppenheimerFunds'  "Fund
Complex" as that term may be otherwise interpreted.

3.  Includes   $4,038   deferred  by  Ms.   Hamilton  under  the  "Deferred
Compensation Plan" described below.

4. Includes $4,545 deferred by Mr. Malone under the "Deferred  Compensation
Plan" described below.

5. Includes $36,654 deferred by Ms. Hamilton under a deferred  compensation plan for serving as a Trustee for MassMutual  Institutional Funds and MML Series
Investment Fund (until June 30, 2004).

6.  Includes  $49,000  compensation  paid to Mr.  Marshall for serving as a
Trustee for MassMutual Select Funds and MML Series Investment Fund.

|X|  Deferred  Compensation  Plan For  Trustees.  The Board of Trustees has
adopted a Deferred  Compensation Plan for Independent Trustees that enables them to elect to defer  receipt  of all or a  portion  of the  annual  fees  they are entitled to receive from the Fund. Under the plan, the compensation  deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount  paid to the  Trustee  under the plan will be  determined  based upon the amount of compensation deferred and the performance of the selected funds.

     Deferral of Trustees'  fees under the plan will not  materially  affect the
Fund's assets,  liabilities or net income per share.  The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation  to any  Trustee.  Pursuant to an Order issued by the SEC, the Fund may  invest  in the  funds  selected  by the  Trustees  under  the plan  without shareholder  approval for the limited  purpose of  determining  the value of the
Trustees' deferred compensation account.

|X| Major  Shareholders.  As of  September  30,  2005,  the only persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

     Charles Schwab & Co Inc, Special Custody Acct for the exclusive  benefit of
Customers,   Attn  Mutual  Funds,  101  Montgomery  Street,  San  Francisco,  CA
94104-4122,  which  owned  9,386,496.425  Class A shares  (11.61% of the Class A shares then outstanding).

     Prudential Securities FBO, Prudential Retirement Services,  Nominee for the
Trustee Cust. Pl, NC Dept of State Treasurer,  325 N. Salisbury Street, Raleigh,
NC 27603, which owned  5,596,837.807 Class A shares (6.92% of the Class A shares outstanding).

     MLPF & S for the Sole Benefit of its customers, Attn Fund Admn #, 4800 Deer
Lake Dr E, Fl 3, Jacksonville,  FL 32246-6484 which owned  1,998,793.332 Class C shares (8.08% of the Class C shares outstanding).

     Citigroup  Global Mkts Inc, Attn.  Cindy  Tempesta,  7th Fl., 333 West 34th
Street,  New York,  NY  10001-2483,  which  owned  6,750,033.852  Class Y shares
(57.62% of the Class Y shares outstanding).

     American Express Trust Co, Retirement Service Plans, 996 AXP Financial Ctr,
Minneapolis, MN 55474-0009, which owned 729,136.731 Class Y shares (6.22% of the
Class Y shares).

     Wells Fargo Bank NA, FBO WF Wealthbuilder  Growth Balanced Portfolio,  P.O.
Box 1533,  Minneapolis,  MN 55480-1533,  which owned  693,282.445 Class Y shares
(5.91% of the Class Y shares outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

     |X| Code of Ethics.  The Fund, the Manager and the Distributor  have a Code of Ethics.  It is designed to detect and prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public  Reference  Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference  Room by calling  the SEC at  1.202.942.8090.  The Code of
Ethics can also be viewed as part of the Fund's  registration  statement  on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

     |X| Portfolio  Proxy Voting.  The Fund has adopted  Portfolio  Proxy Voting
Policies  and  Procedures  under  which  the  Fund  votes  proxies  relating  to
securities   ("portfolio   proxies")  held  by  the  Fund.  The  Fund's  primary
consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders.  The Fund has retained an unaffiliated  third-party as its agent to vote portfolio  proxies in accordance  with the Fund's  Portfolio Proxy
Voting  Guidelines and to maintain  records of such portfolio proxy voting.  The
Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the Fund and the Manager where a directly-controlled affiliate of the Manager  manages or administers the assets of a pension plan of a company soliciting the proxy.  The Fund's  Portfolio Proxy Voting  Guidelines on routine and non-routine proxy proposals are summarized below.

     o The Fund votes with the  recommendation  of the  issuer's  management  on routine  matters,  including  election of directors  nominated by management and ratification  of the  independent  registered  public  accounting  firm,  unless circumstances indicate otherwise.

     o In general, the Fund opposes  "anti-takeover"  proposals and supports the elimination of anti-takeover proposals, absent unusual circumstances.

     o The Fund supports  shareholder  proposals to reduce a super-majority vote requirement,  and opposes  management  proposals  to add a  super-majority  vote requirement.

     o The Fund opposes proposals to classify the board of directors.

     o The Fund supports  proposals to eliminate  cumulative  voting.

     o The Fund  opposes  re-pricing  of  stock  options.

     o The Fund generally  considers  executive  compensation  questions such as stock option plans and bonus plans to be ordinary  business  activity.  The Fund analyzes  stock option  plans,  paying  particular  attention to their  dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

     The Fund is  required to file Form N-PX,  with its  complete  proxy  voting record  for the 12 months  ended June 30th,  no later than  August  31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at
www.sec.gov.

     |X| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager selects  securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are  principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Equity Portfolio Department provide the portfolio managers with counsel and support in managing the Fund's portfolio. The agreement requires the
Manager,  at its  expense,  to  provide  the Fund with  adequate  office  space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all  administrative and clerical personnel required to provide effective  administration  for the  Fund.  Those  responsibilities  include  the compilation  and  maintenance  of records  with respect to its  operations,  the preparation and filing of specified reports,  and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement.  The advisory  agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses,  share issuance costs,  certain  printing and  registration  costs and non-recurring expenses,  including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares  based upon the  relative  proportion  of the Fund's net assets  represented by that class.  The management  fees paid by the Fund to the
Manager during its last three fiscal years were:

Fiscal Year ended 6/30:          Management Fees Paid to OppenheimerFunds, Inc.

   2003                                                        $6,670,822

   2004                                                        $11,357,615

   2005                                                        $15,446,980

     The  investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross  negligence in the  performance of its duties or reckless  disregard of its obligations and duties under the investment  advisory agreement,  the  Manager is not liable  for any loss the Fund  sustains  for any investment,  adoption  of any  investment  policy,  or  the  purchase,  sale  or retention of any security.

     The  agreement  permits  the Manager to act as  investment  advisor for any other  person,  firm  or  corporation  and  to use  the  name  "Oppenheimer"  in connection  with other  investment  companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund,  the Manager may  withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

     Portfolio Managers. The Fund's portfolio is managed by Nikolaos D. Monoyios
and  Mark  Zavanelli  (each  is  referred  to  as  a  "Portfolio   Manager"  and
collectively  they are referred to as the  "Portfolio  Managers").  They are the persons  who  are  responsible  for  the  day-to-day  management  of the  Fund's investments.

     |X| Other Accounts  Managed.  In addition to managing the Fund's investment portfolio,  each Portfolio Manager also manages other investment  portfolios and accounts  on  behalf of the  Manager  or its  affiliates.  The  following  table provides  information,  as of June 30,  2005,  regarding  the  other  portfolios managed by each Portfolio Manager. No account has a  performance-based  advisory fee:

       Portfolio Manager                      Total Assets                  Total Assets in             Total Assets
                                 Registered   in Registered   Other Pooled    Other Pooled
                                 Investment    Investment      Investment      Investment    Other        in Other
                                 Companies      Companies       Vehicles        Vehicles     Accounts     Accounts

                                  Managed       Managed*        Managed         Managed*      Managed    Managed**

       ---------------------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------------------

                                     11                            1                             4
        Nikolaos D. Monoyios                    $21,999.6                      $19.2                    $69,596

       ---------------------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------------------

                                     3                            None                           2
        Mark Zavanelli                          $3,925.7                       None                     $317

       ---------------------------------------------------------------------------------------------------------------

       * In millions.
       ** In thousands.

     As indicated above, each of the Portfolio  Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment  strategies of the  other  fund or  account  are the same as, or  different  from,  the  Fund's investment  objectives and strategies.  For example,  the Portfolio  Manager may need to allocate investment  opportunities  between the Fund and another fund or account  having  similar  objectives  or  strategies,  or he may need to execute transactions  for another fund or account  that could have a negative  impact on the value of securities held by the Fund. Not all funds and accounts  advised by the Manager have the same  management  fee. If the  management  fee structure of another  fund or  account  is more  advantageous  to the  Manager  than  the fee structure  of the Fund,  the Manager  could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize  the  Manager's  fiduciary  obligations  to treat all of its  clients, including  the Fund,  fairly and  equitably,  and are  designed to preclude  the
Portfolio  Managers from favoring one client over  another.  It is possible,  of course,  that those compliance  procedures and the Code of Ethics may not always be adequate to do so. At different  times,  one or more of the Fund's  Portfolio
Managers  may manage  other funds or accounts  with  investment  objectives  and strategies  that are  similar  to  those of the  Fund,  or may  manage  funds or accounts with investment objectives and strategies that are different from those of the Fund.

     |X| Compensation of the Portfolio  Managers.  The Fund's Portfolio Managers
are employed and compensated by the Manager,  not the Fund.  Under the Manager's
compensation  program for its portfolio managers and portfolio  analysts,  their compensation  is based  primarily on the investment  performance  results of the funds and accounts  they  manage,  rather than on the  financial  success of the
Manager.  This is  intended  to align  the  portfolio  managers'  and  analysts'
interests  with the success of the funds and accounts and their  investors.  The
Manager's  compensation  structure  is  designed  to attract  and retain  highly qualified investment management  professionals and to reward individual and team contributions  toward  creating  shareholder  value.  As of June 30, 2005,  each
Portfolio Manager's  compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and  appreciation  rights in regard to the common stock of the Manager's holding  company  parent.  Senior  portfolio  managers  may also be  eligible to participate in the Manager's deferred compensation plan.

     The base pay component of each portfolio  manager is reviewed  regularly to ensure that it reflects the performance of the individual,  is commensurate with the requirements of the particular  portfolio,  reflects any specific competence or specialty of the individual manager, and is competitive with other comparable
positions,   to  help  the  Manager  attract  and  retain  talent.   The  annual
discretionary  bonus is  determined  by senior  management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five  years,  measured  against an  appropriate  benchmark  selected by management.  The Lipper benchmark with respect to the Fund is Lipper - Small Cap
Core Funds. Other factors include management quality (such as style consistency,
risk   management,   sector   coverage,   team   leadership  and  coaching)  and
organizational development. The Portfolio Managers' compensation is not based on the total value of the Fund's portfolio  assets,  although the Fund's investment performance  may  increase  those  assets.  The  compensation  structure is also intended to be internally  equitable and serve to reduce potential  conflicts of interest  between the Fund and other funds and accounts managed by the Portfolio
Managers. The compensation structure of the other funds managed by the Portfolio
Managers is the same as the compensation structure of the Fund, described above.

     |X| Ownership of Fund Shares.  As of June 30, 2005 each  Portfolio  Manager beneficially owned shares of the Fund as follows:

--------------------------------------------------------------------------------

         Portfolio Manager                    Range of Shares Beneficially
                                              Owned in the Fund

------------------------------------------------------------------------------
------------------------------------------------------------------------------------

    Nikolaos D. Monoyios                                    $10,001 - $50,000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Mark Zavanelli                                        $100,001 - $500,000

-----------------------------------------------------------------------------

Brokerage Policies of the Fund

     Brokerage  Provisions  of the  Investment  Advisory  Agreement.  One of the
duties of the Manager under the investment  advisory agreement is to arrange the portfolio  transactions for the Fund. The advisory agreement contains provisions relating to the  employment  of  broker-dealers  to effect the Fund's  portfolio transactions.  The Manager is  authorized  by the  advisory  agreement to employ broker-dealers,  including  "affiliated" brokers, as that term is defined in the
Investment Company Act. The Manager may employ  broker-dealers  that the Manager thinks, in its best judgment based on all relevant  factors,  will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the
Fund's  portfolio  transactions.  "Best  execution"  means  prompt and  reliable execution  at the most  favorable  price  obtainable.  The Manager need not seek competitive  commission  bidding.  However,  it is  expected  to be aware of the current rates of eligible  brokers and to minimize the  commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

     Under the investment  advisory  agreement,  in choosing  brokers to execute portfolio  transactions for the Fund, the Manager may select brokers (other than affiliates) that provide  brokerage and/or research  services to the Fund and/or the other  accounts  over which the Manager or its  affiliates  have  investment discretion.  The  commissions  paid to those  brokers may be higher than another qualified broker would charge,  if the Manager makes a good faith  determination that the commission is fair and reasonable in relation to the services provided.

     Rule  12b-1  under  the  Investment  Company  Act  prohibits  any fund from compensating  a broker or dealer for  promoting or selling the fund's  shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2)  directing  any other  remuneration  to that  broker or  dealer,  such as commissions,  mark-ups,  mark  downs or other  fees  from the  fund's  portfolio transactions,  that were  effected  by another  broker or dealer  (these  latter arrangements  are considered to be a type of "step-out"  transaction).  In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

     However,  the Rule permits funds to effect brokerage  transactions  through firms that also sell fund shares,  provided that certain  procedures are adopted to prevent a quid pro quo with respect to portfolio  brokerage  allocations.  As permitted by the Rule, the Manager has adopted  procedures (and the Fund's Board of  Trustees  has  approved  those  procedures)  that  permit the Fund to direct portfolio  securities  transactions  to brokers or dealers  that also promote or sell  shares  of the  Fund,  subject  to  the  "best  execution"  considerations discussed  above.  Those  procedures are designed to prevent:  (1) the Manager's personnel who effect the Fund's portfolio  transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the
Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor
from entering into agreements or understandings  under which the Manager directs or is expected to direct the Fund's brokerage directly,  or through a "step-out"
arrangement,  to any  broker or  dealer in  consideration  of that  broker's  or dealer's  promotion  or sale of the  Fund's  shares or the  shares of any of the other Oppenheimer funds.

     Brokerage  Practices  Followed  by  the  Manager.   The  Manager  allocates
brokerage  for the Fund subject to the  provisions  of the  investment  advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio  traders  allocate  brokerage  based  upon  recommendations  from  the
Manager's  portfolio  managers.  In certain  instances,  portfolio  managers may directly  place trades and allocate  brokerage.  In either case,  the  Manager's executive officers supervise the allocation of brokerage.

     Transactions  in  securities  other than those for which an exchange is the primary  market  are  generally  done  with  principals  or  market  makers.  In transactions  on  foreign  exchanges,  the Fund  may be  required  to pay  fixed brokerage  commissions  and  therefore  would not have the benefit of negotiated commissions available in U.S. markets.  Brokerage commissions are paid primarily for  transactions  in  listed  securities  or for  certain  fixed-income  agency transactions in the secondary market. Otherwise,  brokerage commissions are paid only if it appears  likely that a better price or  execution  can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the  purchase or sale of the option and any  transaction  in the  securities  to which the option relates.

     Other funds  advised by the Manager  have  investment  policies  similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which could  affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security  on the same day from the same  dealer,  the  transactions  under those combined  orders are averaged as to price and allocated in  accordance  with the purchase or sale orders actually placed for each account.

     In an option transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction  in the  securities to which the option  relates.  When  possible,  the Manager  tries to combine  concurrent orders to  purchase or sell the same  security by more than one of the  accounts managed by the Manager or its affiliates.  The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

     The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful  only to one or more of the  advisory  accounts of the Manager and its affiliates.  The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the  Manager's  other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

     Investment research services include information and analysis on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  market  quotations for portfolio  evaluations,  information  systems, computer hardware and similar products and services.  If a research service also assists the Manager in a  non-research  capacity  (such as  bookkeeping or other administrative  functions),  then only the percentage or component that provides assistance to the Manager in the investment  decision-making process may be paid in commission dollars.

     The Board of  Trustees  permits the  Manager to use stated  commissions  on secondary fixed-income agency trades to obtain research if the broker represents to the  Manager  that:  (i)  the  trade  is not  from or for  the  broker's  own inventory,  (ii) the trade was  executed by the broker on an agency basis at the stated commission,  and (iii) the trade is not a riskless principal transaction.
The Board of  Trustees  permits the Manager to use  commissions  on  fixed-price offerings  to obtain  research,  in the same manner as is  permitted  for agency transactions.

     The research services provided by brokers broaden the scope and supplements the research activities of the Manager.  That research provides additional views and  comparisons  for  consideration,  and helps the  Manager  to obtain  market information  for the valuation of securities  that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the  commissions  paid to brokers  furnishing  such services, together with the Manager's  representation  that the amount of such commissions was reasonably related to the value or benefit of such services.

 Fiscal Year Ended 6/30:        Total Brokerage Commissions Paid by the Fund(1)

      2003                                            $5,986,970

      2004                                            $9,763,586

      2005                                          $11,191,829(2)

1. Amounts do not include spreads or commissions on principal  transactions on a net trade basis.

2. In the fiscal year ended 6/30/05, the amount of transactions directed to brokers for research  services was  $144,446,917  and amount of the  commissions paid to broker-dealers for those services was $164,666.

Distribution and Service Plans

     The Distributor.  Under its General Distributor's  Agreement with the Fund, the  Distributor  acts as the Fund's  principal  underwriter  in the  continuous public  offering  of the Fund's  classes of shares.  The  Distributor  bears the expenses normally  attributable to sales,  including advertising and the cost of printing  and  mailing  prospectuses,  other than those  furnished  to  existing shareholders.  The  Distributor  is not  obligated to sell a specific  number of shares.

     The sales charges and concessions  paid to, or retained by, the Distributor from the sale of shares and the contingent  deferred  sales charges  retained by the  Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

--------------- ----------------------- -----------------------
Fiscal Year     Aggregate Front-End     Class A Front-End
                                        Sales Charges
Ended 6/30:     Sales Charges on        Retained by
                Class A Shares          Distributor(1)
--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------
     2003             $2,445,893               $741,253
--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------
     2004             $4,243,790              $1,170,448
--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------
     2005             $4,168,860              $1,114,069
--------------- ----------------------- -----------------------
1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

--------------- ----------------------- ---------------------- ----------------------- ----------------------
Fiscal Year     Concessions on Class    Concessions on Class   Concessions on Class    Concessions on Class
Ended 6/30:     A Shares Advanced by    B Shares Advanced by   C Shares Advanced by    N Shares Advanced by
                Distributor(1)          Distributor(1)         Distributor(1)          Distributor(1)
--------------- ----------------------- ---------------------- ----------------------- ----------------------
--------------- ----------------------- ---------------------- ----------------------- ----------------------
     2003              $155,284              $3,108,074               $843,856               $223,325
--------------- ----------------------- ---------------------- ----------------------- ----------------------
--------------- ----------------------- ---------------------- ----------------------- ----------------------
     2004              $315,054              $3,105,235              $1,148,567              $293,337
--------------- ----------------------- ---------------------- ----------------------- ----------------------
--------------- ----------------------- ---------------------- ----------------------- ----------------------
     2005              $403,372              $1,964,735               $926,888               $246,613
--------------- ----------------------- ---------------------- ----------------------- ----------------------
1. The Distributor  advances  concession  payments to financial  intermediaries for certain sales of Class A shares and for sales of Class B, Class C and
   Class N shares from its own resources at the time of sale.

--------------- ----------------------- ----------------------- ------------------------- -----------------------
Fiscal    Year  Class A Contingent      Class B Contingent      Class C Contingent        Class N Contingent
                Deferred Sales          Deferred Sales                                    Deferred Sales
Ended 6/30:     Charges Retained by     Charges Retained by     Deferred Sales Charges    Charges Retained by
                Distributor             Distributor             Retained by Distributor   Distributor
--------------- ----------------------- ----------------------- ------------------------- -----------------------
--------------- ----------------------- ----------------------- ------------------------- -----------------------
     2003               $4,587                 $734,756                 $62,791                  $21,890
--------------- ----------------------- ----------------------- ------------------------- -----------------------
--------------- ----------------------- ----------------------- ------------------------- -----------------------
     2004              $10,687                 $669,259                 $51,104                  $87,171
--------------- ----------------------- ----------------------- ------------------------- -----------------------
--------------- ----------------------- ----------------------- ------------------------- -----------------------
     2005              $31,225                 $765,225                 $56,730                  $46,429
--------------- ----------------------- ----------------------- ------------------------- -----------------------

     Distribution  and Service  Plans.  The Fund has adopted a Service  Plan for
Class A shares and Distribution and Service Plans for Class B, Class C and Class
N shares under Rule 12b-1 of the  Investment  Company Act. Under those plans the
Fund  pays  the  Distributor  for all or a  portion  of its  costs  incurred  in connection  with  the  distribution  and/or  servicing  of  the  shares  of  the particular  class.  Each  plan  has  been  approved  by a vote of the  Board  of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

     Under the Plans,  the  Manager  and the  Distributor  may make  payments to affiliates.  In their  sole  discretion,  they may also  from  time to time make substantial  payments  from their own  resources,  which include the profits the
Manager  derives from the advisory fees it receives from the Fund, to compensate brokers, dealers,  financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments,  some of which may be referred to as
"revenue   sharing,"  may  relate  to  the  Fund's   inclusion  on  a  financial
intermediary's preferred list of funds offered to its clients.

     Financial  intermediaries,  brokers and dealers may receive other  payments from the  Distributor or the Manager from their own resources in connection with the promotion  and/or sale of shares of the Fund,  including  payments to defray expenses  incurred in connection  with  educational  seminars and meetings.  The
Manager or Distributor may share expenses  incurred by financial  intermediaries in conducting  training and  educational  meetings about aspects of the Fund for employees of the  intermediaries  or for hosting client  seminars or meetings at which the Fund is discussed.  In their sole  discretion,  the Manager and/or the
Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

     Unless a plan is  terminated  as  described  below,  the plan  continues in effect  from  year to year but only if the  Fund's  Board  of  Trustees  and its
Independent  Trustees  specifically  vote  annually to approve its  continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority  of the  Independent  Trustees  or by the vote of the holders of a
"majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

____________________
1 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees/Directors" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect interest in the operation of the distribution plan or any agreement under the plan.

     The  Board of  Trustees  and the  Independent  Trustees  must  approve  all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by  shareholders  of the class affected  by the  amendment.  Because  Class B shares of the Fund  automatically convert into Class A shares 72 months after  purchase,  the Fund must obtain the approval  of both  Class A and  Class B  shareholders  for a  proposed  material amendment to the Class A plan that would materially  increase payments under the plan.  That approval  must be by a majority of the shares of each class,  voting separately by class.

     While the plans are in effect,  the  Treasurer  of the Fund  shall  provide separate  written  reports  on the  plans  to the  Board  of  Trustees  at least quarterly  for its review.  The reports  shall detail the amount of all payments made  under a plan and the  purpose  for which the  payments  were  made.  Those reports are subject to the review and approval of the Independent Trustees.

     Each plan states that while it is in effect,  the selection and  nomination of those  Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the discretion of the Independent  Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final  decision as to selection or  nomination  is approved by a majority of the
Independent Trustees.

     Under the plans for a class,  no payment  will be made to any  recipient in any  quarter in which the  aggregate  net asset value of all Fund shares of that class  held by the  recipient  for itself  and its  customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the
Independent Trustees.

     |X| Class A  Service  Plan  Fees.  Under  the  Class A  service  plan,  the
Distributor  currently  uses the fees it receives  from the Fund to pay brokers, dealers and other financial  institutions (they are referred to as "recipients")
for personal  services and account  maintenance  services they provide for their customers who hold Class A shares. The services include, among others, answering customer  inquiries about the Fund,  assisting in  establishing  and maintaining accounts in the Fund, making the Fund's investment plans available and providing other  services  at the  request  of the Fund or the  Distributor.  The  Class A service plan permits  reimbursements to the Distributor at a rate of up to 0.25%
of average  annual  net assets of Class A shares.  The Board has set the rate at that level.  The Distributor does not receive or retain the service fee on Class
A  shares  in  accounts  for  which  the  Distributor  has  been  listed  as the broker-dealer of record.  While the plan permits the Board to authorize payments to the  Distributor  to reimburse  itself for services under the plan, the Board has not yet done so,  except in the case of the  special  arrangement  described below,  regarding  grandfathered  retirement  accounts.  The  Distributor  makes payments to  recipients  quarterly  at an annual rate not to exceed 0.25% of the average  annual net assets  consisting of Class A shares held in the accounts of the recipients or their customers.

     With  respect  to  purchases  of Class A  shares  subject  to a  contingent deferred  sales charge by certain  retirement  plans that  purchased such shares prior to March 1, 2001 ("grandfathered  retirement  accounts"),  the Distributor currently  intends to pay the service fee to recipients in advance for the first year after the shares are purchased.  During the first year the shares are sold, the  Distributor  retains the service fee to  reimburse  itself for the costs of distributing  the  shares.  After the first  year  shares are  outstanding,  the
Distributor makes service fee payments to recipients  quarterly on those shares.
The  advance  payment  is based on the net asset  value of shares  sold.  Shares purchased  by exchange do not qualify for the advance  service fee  payment.  If
Class A shares  purchased  by  grandfathered  retirement  accounts  are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated  to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

     For the fiscal  year ended June 30,  2005  payments  under the Class A plan totaled  $3,276,160,  of which $67,931was  retained by the Distributor under the arrangement described above,  regarding  grandfathered  retirement accounts, and included $155,388 paid to an affiliate of the Distributor's  parent company. Any unreimbursed  expenses the Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use  payments  received  under  the  Class  A plan  to pay  any of its  interest expenses, carrying charges, or other financial costs, or allocation of overhead.

     |X| Class B, Class C and Class N Distribution  and Service Plan Fees. Under
each plan,  distribution and service fees are computed on the average of the net asset value of shares in the  respective  class,  determined  as of the close of each  regular  business  day  during  the  period.  Each plan  provides  for the
Distributor  to  be  compensated  at a  flat  rate,  whether  the  Distributor's distribution  expenses  are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients  provide  are  similar  to the  services  provided  under the Class A service plan, described above.

     Each plan  permits the  Distributor  to retain both the  asset-based  sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to  recipients  in advance for the first year after Class B,
Class C and Class N shares are purchased.  After the first year Class B, Class C or Class N shares are outstanding,  after their purchase,  the Distributor makes service fee payments  quarterly on those shares. The advance payment is based on the net asset value of shares sold.  Shares purchased by exchange do not qualify for the advance  service fee payment.  If Class B, Class C or Class N shares are redeemed  during the first year  after  their  purchase,  the  recipient  of the service fees on those shares will be  obligated to repay the  Distributor  a pro rata  portion of the advance  payment of the  service fee made on those  shares.
Class B, Class C or Class N shares may not be purchased by an investor  directly from  the  Distributor  without  the  investor  designating  another  registered broker-dealer. If the investor no longer has another broker-dealer of record for an  existing  account,  the  Distributor  is  automatically  designated  as  the broker-dealer of record,  but solely for the purpose of acting as the investor's agent to purchase  the  shares.  In those  cases,  the  Distributor  retains the asset-based  sales charge paid on Class B, Class C and Class N shares,  but does not retain any service fees as to the assets represented by that account.

     The asset-based  sales charge and service fees increase Class B and Class C expenses by 1.00% and the  asset-based  sales charge and service  fees  increase
Class N expenses by 0.50% of the net assets per year of the respective classes.

     The Distributor retains the asset-based sales charge on Class B and Class N shares.  The Distributor  retains the asset-based sales charge on Class C shares during the first year the shares are outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding for a year or more. If a dealer has a special  agreement  with the  Distributor, the  Distributor  will pay the Class B,  Class C or Class N service  fee and the asset-based  sales  charge to the dealer  quarterly  in lieu of paying the sales concession and service fee in advance at the time of purchase.

     The  asset-based  sales charge on Class B, Class C and Class N shares allow investors to buy shares  without a front-end  sales  charge  while  allowing the
Distributor  to  compensate  dealers that sell those  shares.  The Fund pays the asset-based  sales  charge  to the  Distributor  for its  services  rendered  in distributing  Class B, Class C and Class N shares.  The payments are made to the
Distributor in recognition that the Distributor:

     o pays sales  concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,

     o may  finance  payment  of sales  concessions  and/or  the  advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,

     o employs personnel to support distribution of Class B, Class C and Class N shares,

     o bears the costs of sales literature,  advertising and prospectuses (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses,

     o may not be able to adequately compensate dealers that sell Class B, Class
C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,

     o receives  payments under the plans  consistent  with the service fees and asset-based sales charges paid by other  non-proprietary funds that charge 12b-1 fees,

     o may use the  payments  under  the plan to  include  the  Fund in  various third-party distribution programs that may increase sales of Fund shares,

     o may experience increased difficulty selling the Fund's shares if payments under the plan are  discontinued  because most competitor  funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and

     o may not be able to continue  providing,  at the same or at a lesser cost, the same quality  distribution  sales  efforts and  services,  or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

     The  Distributor's  actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives  from the  contingent  deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees  may allow the Fund to continue  payments of the  asset-based  sales
charge  to  the  Distributor  for  distributing   shares  before  the  plan  was
terminated.

---------------------------------------------------------------------------------------------------------------------
                    Distribution Fees Paid to the Distributor for the Fiscal Year Ended 6/30/05
---------------------------------------------------------------------------------------------------------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
      Class:          Total Payments Under     Amount Retained by         Distributor's           Distributor's
                                                                            Aggregate         Unreimbursed Expenses
                                                                      Unreimbursed Expenses   as % of Net Assets of
                              Plan                 Distributor              Under Plan                Class
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
Class B Plan               $4,890,256             $3,827,505(1)             $6,017,174                1.18%
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
Class C Plan               $4,330,080             $1,074,558(2)             $4,878,589                1.03%
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
Class N Plan                $526,010               $298,994(3)              $1,402,635                1.08%
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
1.  Includes $75,968 paid to an affiliate of the Distributor's parent company.
2.  Includes $133,549 paid to an affiliate of the Distributor's parent company.
3.  Includes $12,976 paid to an affiliate of the Distributor's parent company.

     All  payments  under the Class B, Class C and Class N plans are  subject to the  limitations  imposed by the Conduct  Rules of the National  Association  of
Securities  Dealers,  Inc. on payments of asset-based  sales charges and service fees.

Performance of the Fund

     Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include  "cumulative  total return,"  "average  annual total  return,"  "average  annual total return at net asset value" and "total return at net asset value." An  explanation of how total returns are  calculated  is set forth  below.  The charts  below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance  information by calling the Fund's Transfer Agent at  1.800.225.5677
or    by    visiting     the     OppenheimerFunds     Internet     website    at
www.oppenheimerfunds.com.

     The Fund's  illustrations  of its performance data in  advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated.  In general,  any advertisement by the Fund of its  performance  data must  include  the  average  annual  total returns for the advertised class of shares of the Fund.

     Use of standardized performance calculations enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance information as a basis for comparison with other investments:

     o Total returns  measure the  performance of a hypothetical  account in the
Fund over various periods and do not show the performance of each  shareholder's account. Your account's performance will vary from the model performance data if your  dividends  are  received  in cash,  or you buy or sell  shares  during the period,  or you bought your shares at a different time and price than the shares used in the model.

     o The  Fund's  performance  returns do not  reflect  the effect of taxes on dividends and capital gains distributions.

     o An  investment  in the  Fund is not  insured  by the  FDIC  or any  other government agency.

     o The  principal  value of the Fund's  shares,  and total  returns  are not guaranteed and normally will fluctuate on a daily basis.

     o When an investor's  shares are  redeemed,  they may be worth more or less than their original cost.

     o Total returns for any given past period represent historical  performance information  and are not, and should not be  considered,  a prediction of future returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the different  kinds of expenses each class bears.  The total returns of each class of shares of the Fund are  affected by market  conditions,  the quality of the  Fund's  investments,  the  maturity  of  those  investments,  the  types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

     |X| Total Return Information.  There are different types of "total returns"
to measure  the  Fund's  performance.  Total  return is the change in value of a hypothetical  investment  in the Fund  over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire  period (for  example,  ten years).  An average  annual total  return  shows the  average  rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However, average annual total returns do not show actual  year-by-year  performance.  The
Fund uses  standardized  calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

     In calculating total returns for Class A shares,  the current maximum sales charge of 5.75% (as a  percentage  of the offering  price) is deducted  from the initial  investment  ("P" in the  formula  below)  (unless  the  return is shown without sales charge,  as described below).  For Class B shares,  payment of the applicable contingent deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth  years,  2.0% in the fifth year,  1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.  For Class N shares, the
1.0%  contingent  deferred sales charge is deducted for returns for the one-year period,  and total returns for the periods prior to 03/01/01 (the inception date for Class N shares) are based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees. There is no sales charge on Class Y shares.

     o Average  Annual Total Return.  The "average  annual total return" of each class  is an  average  annual  compounded  rate of  return  for  each  year in a specified number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

ERV l/n        - 1     = Average Annual Total Return
 P

     o Average Annual Total Return (After Taxes on Distributions).  The "average annual total  return  (after  taxes on  distributions)"  of Class A shares is an average annual  compounded rate of return for each year in a specified number of years,  adjusted  to show the  effect of  federal  taxes  (calculated  using the
highest  individual   marginal  federal  income  tax  rates  in  effect  on  any reinvestment  date) on any  distributions  made by the Fund during the specified period.  It is the rate of return based on the change in value of a hypothetical initial  investment  of $1,000 ("P" in the  formula  below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that  investment,  after  taking  into  account  the  effect  of  taxes  on Fund distributions,  but not on the  redemption  of  Fund  shares,  according  to the following formula:

  ATVD l/n - 1 = Average Annual Total Return (After Taxes on Distributions) P

     o  Average   Annual  Total  Return  (After  Taxes  on   Distributions   and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)"  of Class A shares is an average annual  compounded rate of return for each year in a  specified  number of years,  adjusted  to show the effect of federal taxes (calculated using the highest  individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions  made by the
Fund  during the  specified  period and the  effect of  capital  gains  taxes or capital loss tax benefits (each calculated using the highest federal  individual capital  gains tax rate in effect on the  redemption  date)  resulting  from the redemption  of the  shares  at the end of the  period.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that  investment,  after taking into account the effect of taxes on Fund  distributions and on the redemption of Fund shares, according to the following formula:

ATVDR l/n  - 1 = Average Annual Total Return (After Taxes on Distributions and Redemptions)
 P

     o Cumulative  Total  Return.  The  "cumulative  total  return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000  over an entire period of years. Its calculation uses some of the same factors as average annual  total  return,  but it does not  average the rate of return on an annual basis. Cumulative total return is determined as follows:

    ERV - P        = Total Return
----------------
       P

     o Total  Returns  at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total  return  "at net asset  value"
(without  deducting  sales  charges)  for Class A,  Class B,  Class C or Class N shares.  There  is no  sales  charge  on  Class Y  shares.  Each is based on the difference  in net asset  value per  share at the  beginning  and the end of the
period  for  a  hypothetical   investment  in  that  class  of  shares  (without
considering  front-end  or  contingent  deferred  sales  charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

                      The Fund's Total Returns for the Periods Ended 6/30/05

Class      of      Cumulative Total                              Average Annual Total Returns
                 Returns (10 years or
Shares              life-of-class)
-------------- ------------------------- -----------------------------------------------------------------------------
-------------- ------------------------- ------------------------- ------------------------- -------------------------
                                                  1-Year                    5-Year                   10-Year
                                                                     (or life of class if      (or life of class if
                                                                            less)                     less)
-------------- ------------------------- ------------------------- ------------------------- -------------------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
                  After       Without       After       Without       After       Without       After       Without
                  Sales        Sales        Sales        Sales        Sales        Sales        Sales        Sales
                 Charge       Charge       Charge       Charge       Charge       Charge       Charge       Charge
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class A(1)       122.22%      135.77%       7.28%       13.82%        8.47%        9.76%       14.46%       15.62%
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class B(2)       124.41%      125.41%       7.98%       12.98%        8.63%        8.91%       14.65%       14.74%

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class C(3)       125.94%      125.94%      12.07%       13.07%        8.97%        8.97%       14.79%       14.79%

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class N(4)       62.28%       62.28%       12.53%       13.53%       11.83%       11.83%         N/A          N/A
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Class Y(5)       142.00%      142.00%      14.41%       14.41%       10.26%       10.26%       16.13%       16.13%
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
1.       Inception of Class A:      8/2/99
2.       Inception of Class B:      8/2/99
3.       Inception of Class C:      8/2/99
4.       Inception of Class N:      3/1/01
5.       Inception of Class Y:      8/2/99

--------------------------------------------------------------------------------------------------------------------
                      Average Annual Total Returns for Class A(1) Shares (After Sales Charge)
                                           For the Periods Ended 6/30/05
--------------------------------------------------------------------------------------------------------------------
------------------------------------------ --------------------- ------------------------- -------------------------
                                                  1-Year                  5-Year                   10-Year
                                                                   (or life of class if      (or life of class if
                                                                          less)                     less)
------------------------------------------ --------------------- ------------------------- -------------------------
------------------------------------------ --------------------- ------------------------- -------------------------

After Taxes on Distributions                      5.79%                   7.70%                     13.76%

------------------------------------------ --------------------- ------------------------- -------------------------
------------------------------------------ --------------------- ------------------------- -------------------------

After Taxes on Distributions and                  6.59%                   6.99%                     12.46%

Redemption of Fund Shares
------------------------------------------ --------------------- ------------------------- -------------------------
     1.  Inception of Class A: 8/2/99

     Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly-based  market index in its Annual  Report to shareholders.  You can obtain that  information by contacting the Transfer Agent at the addresses or telephone  numbers  shown on the cover of this  Statement of
Additional  Information.  The Fund may also compare its  performance  to that of other  investments,  including  other  mutual  funds,  or  use  rankings  of its performance  by  independent  ranking  entities.  Examples of these  performance comparisons are set forth below.

     |X| Lipper Rankings.  From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized  independent mutual fund monitoring  service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment  styles.
The Lipper  performance  rankings  are based on total  returns  that include the reinvestment of capital gain  distributions and income dividends but do not take sales charges or taxes into  consideration.  Lipper also publishes  "peer-group"
indices of the  performance  of all mutual funds in a category  that it monitors and averages of the performance of the funds in particular categories.

     |X|  Morningstar  Ratings.  From time to time the Fund may publish the star rating of the  performance  of its classes of shares by  Morningstar,  Inc.,  an independent  mutual fund monitoring  service.  Morningstar rates mutual funds in their  specialized  market  sector.  The Fund is rated among the small cap blend category.

     Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar  Rating(TM)based on a Morningstar  Risk-Adjusted Return measure that accounts for variation in a fund's monthly  performance  (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward  variations  and rewarding  consistent  performance.  The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next
35% receive 3 stars,  the next 22.5% receive 2 stars, and the bottom 10% receive
1 star. (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight  variations  in the  distribution percentages.)  The  Overall  Morningstar  Rating  for a fund is  derived  from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

     |X|   Performance   Rankings  and   Comparisons   by  Other   Entities  and
Publications.  From time to time the Fund may include in its  advertisements and sales literature performance  information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar  publications.  That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance of the
Fund's classes of shares may be compared in  publications  to the performance of various market indices or other investments, and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

     Investors  may also wish to compare the returns on the Fund's share classes to the  return on  fixed-income  investments  available  from  banks and  thrift institutions.  Those include certificates of deposit,  ordinary  interest-paying checking  and  savings  accounts,  and  other  forms of fixed or  variable  time deposits,  and various other  instruments such as Treasury bills.  However,  the
Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository  obligations may be insured  by the  FDIC  and may  provide  fixed  rates of  return.  Repayment  of principal  and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

     From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer  funds,  other than  performance  rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include  comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment, or based upon surveys of investors,  brokers, shareholders or others.

     From  time to time the Fund may  include  in its  advertisements  and sales literature the total return  performance of a  hypothetical  investment  account that  includes  shares of the Fund and other  Oppenheimer  funds.  The  combined account may be part of an illustration of an asset  allocation  model or similar presentation.  The account  performance may combine total return  performance of the Fund and the total return performance of other Oppenheimer funds included in the account.  Additionally,  from time to time,  the Fund's  advertisements  and
sales  literature  may  include,  for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general or  specific  market and economic conditions. That may include, for example,

     o information  about the  performance of certain  securities or commodities markets or segments of those markets,

     o  information  about  the  performance  of  the  economies  of  particular countries or regions,

     o the earnings of companies included in segments of particular  industries, sectors, securities markets, countries or regions,

     o the  availability  of  different  types of  securities  or  offerings  of securities,

     o information  relating to the gross national or gross domestic  product of the United States or other countries or regions,

     o  comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

     Additional  information  is  presented  below about the methods that can be used to buy shares of the Fund.  Appendix B contains more information  about the special sales charge arrangements  offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

     When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be  recorded  as a book entry on the  records of the Fund.  The
Fund will not issue or re-register physical share certificates.

     AccountLink.  When shares are purchased through AccountLink,  each purchase must be at least $50 and shareholders  must invest at least $500 before an Asset
Builder Plan  (described  below) can be established  on a new account.  Accounts established  prior  to  November  1,  2002  will  remain  at $25 for  additional purchases.  Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated  Clearing House ("ACH")  transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH  transfers on the business day the Fund  receives  Federal  Funds for the purchase  through the ACH system before the close of the New York Stock Exchange
(the "NYSE").  The NYSE normally  closes at 4:00 p.m.,  but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular  business day. The proceeds of ACH transfers are normally  received by the Fund three days after the transfers are initiated. If the proceeds of the
ACH transfer are not received on a timely basis,  the  Distributor  reserves the right  to  cancel  the  purchase  order.  The  Distributor  and the Fund are not responsible  for any delays in purchasing  shares  resulting  from delays in ACH transmissions.

     Reduced  Sales  Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of  Accumulation  and
Letters of Intent  because of the  economies of sales  efforts and  reduction in expenses realized by the Distributor,  dealers and brokers making such sales. No sales charge is imposed in certain other  circumstances  described in Appendix B to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

     The Oppenheimer  Funds.  The  Oppenheimer  funds are those mutual funds for which  the  Distributor  acts  as the  distributor  and  currently  include  the following:

Oppenheimer AMT-Free Municipals                               Oppenheimer Main Street Opportunity Fund
Oppenheimer AMT-Free New York Municipals                      Oppenheimer Main Street Small Cap Fund
Oppenheimer Balanced Fund                                     Oppenheimer MidCap Fund
Oppenheimer California Municipal Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Principal Protected Main Street Fund
Oppenheimer Champion Income Fund                              Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Convertible Securities Fund                       Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Core Bond Fund                                    Oppenheimer Portfolio Series:
Oppenheimer Developing Markets Fund                             Active Allocation Fund
Oppenheimer Disciplined Allocation Fund                         Aggressive Investor Fund
Oppenheimer Discovery Fund                                      Conservative Investor Fund
Oppenheimer Dividend Growth Fund                                Moderate Investor Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Quest Balanced Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Enterprise Fund                                   Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Equity Fund, Inc.                                 Oppenheimer Quest Opportunity Value Fund
Oppenheimer Global Fund                                       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Opportunities Fund                         Oppenheimer Real Asset Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Real Estate Fund
Oppenheimer Growth Fund                                       Oppenheimer Rochester National Municipals
Oppenheimer High Yield Fund                                   Oppenheimer Select Value Fund
Oppenheimer International Bond Fund                           Oppenheimer Senior Floating Rate Fund
Oppenheimer International Diversified Fund                    Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Growth Fund                         Oppenheimer Strategic Income Fund
Oppenheimer International Small Company Fund                  Oppenheimer Total Return Bond Fund
Oppenheimer International Value Fund                          Oppenheimer U.S. Government Trust
Oppenheimer Limited Term California Municipal Fund            Oppenheimer Value Fund
Oppenheimer Limited-Term Government Fund                      Limited-Term New York Municipal Fund
Oppenheimer Limited Term Municipal Fund                       Rochester Fund Municipals
Oppenheimer Main Street Fund
And the following money market funds:

Oppenheimer Cash Reserves                                     Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.                           Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust

     There is an initial  sales charge on the purchase of Class A shares of each of the Oppenheimer  funds  described above except the money market funds.  Under certain  circumstances  described in this  Statement of Additional  Information, redemption  proceeds  of certain  money  market  fund shares may be subject to a contingent deferred sales charge.

     Letters of Intent. Under a Letter of Intent ("Letter"),  you can reduce the sales  charge  rate  that  applies  to your  purchases  of Class A shares if you purchase  Class A,  Class B or Class C shares  of the Fund or other  Oppenheimer funds during a 13-month  period.  The total amount of your purchases of Class A,
Class B and Class C shares will  determine the sales charge rate that applies to your  Class A share  purchases  during  that  period.  You can choose to include purchases  that you made up to 90 days  before the date of the  Letter.  Class A shares of Oppenheimer  Money Market Fund and Oppenheimer  Cash Reserves on which you have not paid a sales  charge  and any Class N shares you  purchase,  or may have purchased,  will not be counted towards satisfying the purchases  specified in a Letter.

     A Letter is an investor's statement in writing to the Distributor of his or her  intention  to  purchase a  specified  value of Class A, Class B and Class C shares of the Fund and other  Oppenheimer  funds  during a 13-month  period (the
"Letter period").  At the investor's request, this may include purchases made up to 90 days prior to the date of the  Letter.  The Letter  states the  investor's intention to make the  aggregate  amount of purchases of shares which will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or capital gains  distributions  and purchases made at net asset value
(i.e.  without a sales charge) do not count toward  satisfying the amount of the
Letter.

     Each  purchase  of  Class A shares  under  the  Letter  will be made at the offering  price  (including  the  sales  charge)  that  would  apply to a single lump-sum  purchase of shares in the amount  intended to be  purchased  under the
Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that  period,  do not equal or exceed the  intended  purchase amount,  the  investor  agrees  to pay the  additional  amount  of sales  charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"
below (those  terms may be amended by the  Distributor  from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.
Also,  the  investor  agrees  to be bound by the terms of the  Prospectus,  this
Statement of Additional  Information and the application  used for a Letter.  If those  terms are  amended,  as they may be from  time to time by the  Fund,  the investor agrees to be bound by the amended terms and that those  amendments will apply automatically to existing Letters.

     If the total eligible  purchases made during the Letter period do not equal or exceed the intended purchase amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge  retained by the
Distributor  will be adjusted to the rates applicable to actual total purchases.
If total  eligible  purchases  during the  Letter  period  exceed  the  intended purchase  amount  and exceed  the  amount  needed to qualify  for the next sales charge rate reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer  returns  to the  Distributor  the  excess of the  amount of  concessions allowed or paid to the dealer over the amount of  concessions  that apply to the actual amount of purchases.  The excess concessions  returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype 401(k)
plans under a Letter.  If the intended  purchase  amount under a Letter  entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor  prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the  investor  during  the Letter  period.  All of such  purchases  must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment  specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

     3.  If,  at the end of the  13-month  Letter  period  the  total  purchases pursuant to the Letter are less than the intended  purchase amount  specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference  between the dollar  amount of sales  charges  actually  paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge  adjustment will apply to any shares  redeemed  prior to the  completion of the Letter.  If the  difference in sales  charges  is not  paid  within  twenty  days  after  a  request  from  the
Distributor  or the  dealer,  the  Distributor  will,  within  sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

     5. The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:

     (a) Class A shares sold with a front-end sales charge or subject to a Class
A contingent deferred sales charge,

     (b) Class B and Class C shares of other  Oppenheimer funds acquired subject to a contingent deferred sales charge, and

     (c) Class A, Class B or Class C shares  acquired  by exchange of either (1)
Class A shares of one of the other  Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class
C shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

     6. Shares held in escrow  hereunder  will  automatically  be exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

     Asset Builder  Plans.  As explained in the  Prospectus,  you must initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
application.  Neither the Distributor,  the Transfer Agent nor the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

     Retirement  Plans.  Certain  types of  retirement  plans  are  entitled  to purchase  shares of the Fund without  sales  charges or at reduced  sales charge rates,  as described in Appendix B to this Statement of Additional  Information.
Certain  special sales charge  arrangements  described in that Appendix apply to retirement  plans whose  records are  maintained on a daily  valuation  basis by
Merrill Lynch Pierce Fenner & Smith,  Inc.  ("Merrill  Lynch") or an independent record keeper that has a contract or special  arrangement with Merrill Lynch. If on the date the plan sponsor  signed the Merrill  Lynch record  keeping  service agreement  the plan has less than $1 million in assets  invested  in  applicable investments  (other  than  assets  invested  in money  market  funds),  then the retirement plan may purchase only Class C shares of the Oppenheimer funds. If on the date the plan  sponsor  signed the  Merrill  Lynch  record  keeping  service agreement  the plan has $1 million or more in assets but less than $5 million in assets invested in applicable  investments  (other than assets invested in money market funds),  then the retirement plan may purchase only Class N shares of the
Oppenheimer  funds.  If on the date the plan  sponsor  signed the Merrill  Lynch record  keeping  service  agreement  the plan has $5  million  or more in assets invested in applicable  investments  (other than assets invested in money market funds),  then  the  retirement  plan may  purchase  only  Class A shares  of the
Oppenheimer funds.

     OppenheimerFunds  has entered into arrangements with certain record keepers whereby the Transfer Agent  compensates the record keeper for its record keeping and account  servicing  functions that it performs on behalf of the  participant level accounts of a retirement plan.  While such  compensation may act to reduce the record  keeping fees charged by the retirement  plan's record  keeper,  that compensation  arrangement may be terminated at any time,  potentially  affecting the record keeping fees charged by the retirement plan's record keeper.

     Cancellation  of Purchase  Orders.  Cancellation of purchase orders for the
Fund's  shares  (for  example,  when a purchase  check is  returned  to the Fund unpaid)  causes a loss to be  incurred  when the net asset  values of the Fund's shares on the cancellation  date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset  value per share  multiplied by the number of shares in the purchase  order.  The investor is responsible for that  loss.  If the  investor  fails to  compensate  the Fund for the loss,  the
Distributor  will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's name, or the
Fund or the Distributor may seek other redress.

     Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the Fund.  However,  each  class has different  shareholder  privileges and features.  The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by  incremental  expenses borne solely by that class.  Those expenses  include the asset-based  sales charges to which Class B,
Class C and Class N shares are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold  subject to an initial  sales  charge.  While Class B,
Class C and Class N shares  have no initial  sales  charge,  the  purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial  sales charge on Class A shares - to compensate the Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling  Fund shares may  receive  different  levels of compensation for selling one class of shares rather than another.

     The  Distributor  will not accept a purchase  order of $100,000 or more for
Class B shares or a purchase  order of $1 million  or more to  purchase  Class C shares on behalf of a single  investor (not  including  dealer  "street name" or omnibus accounts).

     Class B,  Class C or Class N shares  may not be  purchased  by an  investor
directly  from  the  Distributor   without  the  investor   designating  another
registered broker-dealer.

     |X| Class A Shares  Subject to a  Contingent  Deferred  Sales  Charge.  For
purchases  of Class A shares at net asset  value  whether  or not  subject  to a contingent  deferred  sales  charge as  described  in the  Prospectus,  no sales concessions  will be paid to the  broker-dealer  of record,  as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another  mutual fund offered as an  investment  option in a retirement plan in which Oppenheimer  funds are also offered as investment  options under a special  arrangement with the  Distributor,  if the purchase occurs more than 30 days after the  Oppenheimer  funds are added as an investment  option under that plan.  Additionally,  that  concession  will not be paid on purchases of Class A shares by a retirement plan made with the redemption  proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

     |X|  Availability of Class N Shares.  In addition to the description of the types of  retirement  plans which may purchase  Class N shares  contained in the prospectus, Class N shares also are offered to the following:

     o to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),

     o  to  all  rollover   contributions   made  to  Individual  401(k)  plans,
Profit-Sharing Plans and Money Purchase Pension Plans,

     o to all direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle  and
Ascender retirement plans,

     o to all trustee-to-trustee IRA transfers,

     o to all 90-24 type 403(b) transfers,

     o to Group  Retirement Plans (as defined in Appendix B to this Statement of
Additional  Information)  which have entered into a special  agreement  with the
Distributor for that purpose,

     o to Retirement  Plans  qualified  under  Sections  401(a) or 401(k) of the
Internal  Revenue  Code,  the  recordkeeper  or the plan  sponsor  for which has entered into a special agreement with the Distributor,

     o to Retirement  Plans of a plan sponsor where the aggregate  assets of all such plans invested in the Oppenheimer funds is $500,000 or more,

     o to Retirement  Plans with at least 100 eligible  employees or $500,000 or more in plan assets,

     o to  OppenheimerFunds-sponsored  Ascender  401(k)  plans  that pay for the purchase with the redemption

proceeds  of  Class A shares  of one or more  Oppenheimer  funds,  and o to certain customers of broker-dealers  and financial  advisors that are identified in a special  agreement  between the  broker-dealer or financial advisor and the
Distributor for that purpose.

     The sales  concession  and the advance of the service  fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:

     o  purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement plan that pays for the purchase with the redemption proceeds of Class
A  shares  of one or  more  Oppenheimer  funds  (other  than  rollovers  from an
OppenheimerFunds-sponsored  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),

     o  purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement plan that pays for the purchase with the redemption proceeds of Class
C shares  of one or more  Oppenheimer  funds  held by the plan for more than one year  (other  than  rollovers  from an  OppenheimerFunds-sponsored  Pinnacle  or
Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and

     o on purchases of Class N shares by an OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k) plan made with the redemption  proceeds of Class A shares of one or more Oppenheimer funds.

     No  sales  concessions  will be paid to the  broker-dealer  of  record,  as described  in the  Prospectus,  on sales of  Class N shares  purchased  with the redemption  proceeds of shares of another  mutual fund offered as an  investment option in a  retirement  plan in which  Oppenheimer  funds are also  offered  as investment  options under a special  arrangement  with the  Distributor,  if the purchase  occurs more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan.

     |X|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder servicing agent fees and expenses,  and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

     Fund  Account  Fees.  As stated in the  Prospectus,  a $12 annual  "Minimum
Balance Fee" is assessed on each Fund account with a share balance  valued under
$500.  The Minimum  Balance Fee is  automatically  deducted  from each such Fund account in September.

     Listed  below  are  certain  cases in which  the Fund has  elected,  in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:  o A fund account whose shares were acquired after September 30th of the prior year; o A fund account that has a balance  below $500 due to the automatic conversion of shares from Class B to Class A shares.  However,  once all Class B shares held in the account have been converted to Class A shares the new account
balance  may  become  subject  to  the  Minimum   Balance  Fee;  o  Accounts  of
shareholders who elect to access their account documents electronically via eDoc
Direct;  o A fund account that has only  certificated  shares and, has a balance below $500 and is being escheated;  o Accounts of shareholders  that are held by broker-dealers  under the NSCC  Fund/SERV  system;  o  Accounts  held  under the
Oppenheimer Legacy Program and/or holding certain  Oppenheimer  Variable Account
Funds; o Omnibus  accounts  holding shares  pursuant to the Pinnacle,  Ascender,
Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan programs; and
o A fund  account  that  falls  below  the $500  minimum  solely  due to  market fluctuations within the 12-month period preceding the date the fee is deducted.

     To access account documents  electronically via eDocs Direct,  please visit
the  Service  Center  on  our  website  at   www.oppenheimerfunds.com   or  call
1.888.470.0862 for instructions.

     The  Fund  reserves  the  authority  to  modify  Fund  Account  Fees in its discretion.

     Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are  determined  as of the close of business of the  NYSE on each day that  the  NYSE is  open.  The  calculation  is done by dividing  the value of the  Fund's  net  assets  attributable  to a class by the number of shares of that class that are outstanding. The NYSE normally closes at
4:00 p.m.,  Eastern time, but may close earlier on some other days (for example, in case of weather  emergencies or on days falling before a U.S.  holiday).  All references  to time in this  Statement of Additional  Information  mean "Eastern time." The NYSE's most recent annual  announcement  (which is subject to change)
states  that it will close on New Year's  Day,  Martin  Luther  King,  Jr.  Day,
Presidents'  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving Day and Christmas Day. It may also close on other days.

     Dealers other than NYSE members may conduct  trading in certain  securities on days on which the NYSE is closed  (including  weekends and holidays) or after
4:00 p.m. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.  Additionally,  trading  on  European  and  Asian  stock  exchanges  and over-the-counter markets normally is completed before the close of the NYSE.

     Changes in the values of securities  traded on foreign exchanges or markets as a result of  events  that  occur  after the  prices of those  securities  are determined,  but  before  the close of the NYSE,  will not be  reflected  in the
Fund's  calculation  of its  net  asset  values  that  day  unless  the  Manager determines  that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable,  may establish a valuation, under procedures established by the Board and subject to the approval,  ratification  and confirmation by the
Board at its next ensuing meeting.

     |X|  Securities  Valuation.  The Fund's Board of Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:

     o Equity securities traded on a U.S. securities exchange or on Nasdaq(R)are valued as follows:

     (1) if last sale information is regularly reported,  they are valued at the last reported  sale price on the principal  exchange on which they are traded or on Nasdaq(R), as applicable, on that day, or

     (2) if last sale information is not available on a valuation date, they are valued at the last  reported sale price  preceding  the valuation  date if it is within the spread of the closing "bid" and "asked"  prices on the valuation date or, if not, at the closing "bid" price on the valuation date.

     o Equity securities traded on a foreign  securities  exchange generally are valued in one of the following ways:

     (1) at the last sale price available to the pricing service approved by the
Board of Trustees, or

     (2) at the last sale price  obtained by the Manager  from the report of the principal  exchange on which the security is traded at its last trading  session on or immediately before the valuation date, or

     (3) at the mean  between the "bid" and  "asked"  prices  obtained  from the principal  exchange  on  which  the  security  is  traded  or,  on the  basis of reasonable inquiry, from two market makers in the security.

     o Long-term  debt  securities  having a remaining  maturity in excess of 60 days  are  valued  based  on the mean  between  the  "bid"  and  "asked"  prices determined  by a  portfolio  pricing  service  approved  by the Fund's  Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of reasonable inquiry.

     o The  following  securities  are valued at the mean  between the "bid" and
"asked" prices  determined by a pricing service  approved by the Fund's Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of reasonable inquiry:

     (1) debt  instruments  that  have a  maturity  of more  than 397 days  when issued,

     (2) debt  instruments  that had a maturity  of 397 days or less when issued and have a remaining maturity of more than 60 days, and

     (3) non-money  market debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

     o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

     (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining  maturity of 60 days or less, and

     (2) debt  instruments  held by a money  market  fund that have a  remaining maturity of 397 days or less.

     o Securities (including restricted securities) not having readily-available market  quotations  are  valued  at fair  value  determined  under  the  Board's procedures. If the Manager is unable to locate two market makers willing to give quotes,  a  security  may be priced at the mean  between  the "bid" and  "asked"
prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the  case of U.S.  government  securities,  mortgage-backed  securities, corporate bonds and foreign government securities, when last sale information is not generally  available,  the Manager may use pricing services  approved by the
Board of  Trustees.  The pricing  service may use  "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield and maturity.
Other  special  factors may be involved  (such as the  tax-exempt  status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing  services.  That  monitoring may include  comparing  prices used for portfolio valuation to actual sales prices of selected securities.

     The closing prices in the New York foreign  exchange market on a particular business  day that are  provided  to the  Manager  by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

     Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable,  as determined by a pricing  service  approved by the Board of Trustees or by the  Manager.  If there were no sales that day, they shall be valued at the last sale price on the preceding  trading  day if it is  within  the  spread of the  closing  "bid" and
"asked" prices on the principal  exchange or on Nasdaq(R)on  the valuation date.
If not, the value shall be the closing bid price on the principal exchange or on
Nasdaq(R)on  the valuation  date. If the put, call or future is not traded on an exchange  or on  Nasdaq(R),  it shall be  valued by the mean  between  "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

     The  information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

     Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian bank is not open for  business  on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's  next  regular  business  day  following  the redemption.  In those circumstances,  the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

     Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:

     o Class A shares  purchased  subject to an initial  sales charge or Class A shares on which a contingent deferred sales charge was paid, or

     o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the reinvestment  order.  The  shareholder  must  ask the  Transfer  Agent  for that privilege at the time of reinvestment. This privilege does not apply to Class C,
Class N or Class Y shares.  The Fund may amend,  suspend or cease  offering this reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

     Payments "In Kind". The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine  that it would be detrimental to the best interests of the remaining  shareholders of the Fund to make payment of a redemption  order wholly or partly in cash. In that case, the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

     Involuntary  Redemptions.  The Fund's  Board of  Trustees  has the right to cause the  involuntary  redemption  of the  shares  held in any  account  if the aggregate  net asset  value of those  shares  is less  than $500 or such  lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an  account if the  aggregate  net asset  value of such  shares has fallen below the stated  minimum solely as a result of market  fluctuations.  If the Board exercises this right, it may also fix the  requirements for any notice to be given to the  shareholders in question (not less than 30 days).  The Board
may   alternatively  set  requirements  for  the  shareholder  to  increase  the investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

     Transfers of Shares.  A transfer of shares to a different  registration  is not an event that triggers the payment of sales charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

     Distributions  From  Retirement  Plans.  Requests  for  distributions  from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs,  403(b)(7)  custodial plans,  401(k) plans or pension or  profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the  Transfer  Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (1) state the reason for the  distribution;  (2) state the owner's  awareness of tax penalties if the distribution is premature;  and (3) conform to the  requirements of the plan and the Fund's other redemption requirements.

     Participants     (other    than    self-employed    plan    sponsors)    in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Fund  held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

     Distributions  from pension and profit sharing plans are subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

     Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order  from a dealer  or  broker  after  the  close of the NYSE on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the NYSE closes.  Normally,  the NYSE closes at 4:00 p.m., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m.).

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

     Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the
Fund valued at $5,000 or more can authorize the Transfer  Agent to redeem shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic  Withdrawal Plan. Class B, Class C
and Class N  shareholders  should  not  establish  automatic  withdrawal  plans, because of the potential  imposition of the contingent  deferred sales charge on such  withdrawals  (except  where  the  Class B,  Class C or Class N  contingent deferred  sales charge is waived as described in Appendix B to this Statement of
Additional Information).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer funds  automatically on a monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.  Instructions should be
provided   on   the   OppenheimerFunds   application   or   signature-guaranteed
instructions.  Exchanges made under these plans are subject to the  restrictions that  apply  to  exchanges  as set  forth  in "How to  Exchange  Shares"  in the
Prospectus and below in this Statement of Additional Information.

     |X| Automatic  Withdrawal  Plans. Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the plan  application so that the shares  represented by the  certificate may be held under the plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the plan.

How to Exchange Shares

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

     o All of the  Oppenheimer  funds  currently  offer  Class  A, B, C, N and Y shares with the following exceptions:

     The following funds only offer Class A shares:
     Centennial California Tax Exempt Trust
      Centennial New York Tax Exempt Trust
     Centennial Government Trust
     Centennial Tax Exempt Trust
     Centennial Money Market Trust

     The following funds do not offer Class N shares:

     Limited Term New York Municipal Fund                         Oppenheimer Money Market Fund, Inc.
     Oppenheimer AMT-Free Municipals                              Oppenheimer New Jersey Municipal Fund
     Oppenheimer AMT-Free New York Municipals                     Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer California Municipal Fund                        Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer International Value Fund                         Oppenheimer Rochester National Municipals
     Oppenheimer Limited Term California Municipal Fund           Oppenheimer Senior Floating Rate Fund
     Oppenheimer Limited Term Municipal Fund                      Rochester Fund Municipals

     The following funds do not offer Class Y shares:

     Limited Term New York Municipal Fund                        Oppenheimer Limited Term Municipal Fund
     Oppenheimer AMT-Free Municipals                             Oppenheimer New Jersey Municipal Fund
     Oppenheimer AMT-Free New York Municipals                    Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Balanced Fund                                   Oppenheimer Principal Protected Main Street Fund
     Oppenheimer California Municipal Fund                       Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer Capital Income Fund                             Oppenheimer Principal Protected Main Street Fund III
     Oppenheimer Cash Reserves                                   Oppenheimer Quest Capital Value Fund, Inc.
     Oppenheimer Champion Income Fund                            Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Convertible Securities Fund                     Oppenheimer Rochester National Municipals
     Oppenheimer Disciplined Allocation Fund                     Oppenheimer Senior Floating Rate Fund
     Oppenheimer Gold & Special Minerals Fund                    Oppenheimer Total Return Bond Fund

     o  Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.

     o Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged  for shares of any other fund.

     o Class B and Class C shares of  Oppenheimer  Cash  Reserves are  generally available only by exchange from

the  same   class  of  shares  of  other   Oppenheimer   funds  or  through
OppenheimerFunds-sponsored 401(k) plans.

     o  Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
exchanged only for Class A shares of other  Oppenheimer  funds.  They may not be acquired  by  exchange  of shares of any  class of any other  Oppenheimer  funds except  Class A shares of  Oppenheimer  Money  Market Fund or  Oppenheimer  Cash
Reserves acquired by exchange of Class M shares.

     o Class A shares of  Oppenheimer  funds may be exchanged at net asset value for shares of any money  market fund offered by the  Distributor.  Shares of any money market fund  purchased  without a sales charge may be exchanged for shares of  Oppenheimer  funds  offered  with a sales  charge upon  payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

     o Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other  Oppenheimer  funds or from any unit investment  trust for which  reinvestment  arrangements  have been made  with the  Distributor  may be exchanged at net asset value for shares of any of the Oppenheimer funds.

     o  Shares  of  Oppenheimer  Principal  Protected  Main  Street  Fund may be
exchanged  at net  asset  value  for  shares  of any of the  Oppenheimer  funds.
However,  shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).

     o Shares of  Oppenheimer  Principal  Protected  Main  Street Fund II may be
exchanged  at net  asset  value  for  shares  of any of the  Oppenheimer  funds.
However,  shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of  Oppenheimer  Principal  Protected Main Street Fund II until after the expiration of the warranty period (3/3/2011).

     o Shares of  Oppenheimer  Principal  Protected  Main Street Fund III may be
exchanged  at net  asset  value  for  shares  of any of the  Oppenheimer  funds.
However,  shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer  Principal  Protected Main Street Fund III until after the expiration of the warranty period (12/6/2011).

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

     o When  Class A  shares  of any  Oppenheimer  fund  (other  than  Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of Class
A shares of any  Oppenheimer  fund  purchased  subject  to a Class A  contingent deferred sales charge are redeemed  within 18 months measured from the beginning of the calendar month of the initial  purchase of the exchanged  Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

     o When Class A shares of Rochester  National  Municipals and Rochester Fund
Municipals  acquired  by  exchange  of Class A shares  of any  Oppenheimer  fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within 24 months of the beginning of the calendar month of the initial  purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

     o If any Class A shares of another  Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class
A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

     o When Class A shares of Oppenheimer  Cash Reserves and  Oppenheimer  Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which  the  shares  were exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

     o Except  with  respect  to the  Class B shares  described  in the next two paragraphs,  the  contingent  deferred sales charge is imposed on Class B shares acquired  by  exchange  if they are  redeemed  within  six years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of Limited Term California Municipal Fund,
Limited-Term Government Fund, Limited Term Municipal Fund, Limited Term New York
Municipal Fund and Oppenheimer Senior Floating Rate Fund, the Class B contingent deferred  sales  charge is imposed on the  acquired  shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

     o With  respect  to Class B shares  of Cash  Reserves  that  were  acquired through the exchange of Class B shares  initially  purchased in the  Oppenheimer
Capital  Preservation  Fund,  the Class B  contingent  deferred  sales charge is imposed on the acquired  shares if they are  redeemed  within five years of that initial purchase.

     o With  respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by  exchange if they are  redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     o With respect to Class N shares,  a 1%  contingent  deferred  sales charge will be imposed if the retirement  plan (not including IRAs and 403(b) plans) is terminated  or Class N shares  of all  Oppenheimer  funds are  terminated  as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's  first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

     o When  Class B,  Class C or Class N  shares  are  redeemed  to  effect  an exchange,  the priorities described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B, Class C or Class N  contingent  deferred  sales charge  will be  followed  in  determining  the  order in which the  shares  are exchanged.  Before exchanging shares,  shareholders should take into account how the  exchange  may affect any  contingent  deferred  sales  charge that might be imposed in the subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     |X| Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     |X| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the  Transfer  Agent  receives an exchange  request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed by either  fund up to  five  business  days  if it  determines  that  it  would  be disadvantaged  by an immediate  transfer of the  redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price  that  might be  disadvantageous  to the  Fund,  the Fund may  refuse  the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  feature such as an Asset Builder Plan or Automatic  Withdrawal
Plan,  will be switched  to the new fund  account  unless you tell the  Transfer
Agent not to do so. However,  special  redemption and exchange  features such as
Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include  shares  subject  to a  restriction  cited  in the  Prospectus  or  this
Statement of Additional Information,  or would include shares covered by a share certificate  that is not  tendered  with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

     Dividends and Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are  calculated in the same manner,  at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are  expected to be lower than  dividends  on Class A and Class Y shares.
That is because of the effect of the asset-based  sales charge on Class B, Class
C and  Class  N  shares.  Those  dividends  will  also  differ  in  amount  as a consequence of any  difference in the net asset values of the different  classes of shares.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

     Tax  Status of the  Fund's  Dividends,  Distributions  and  Redemptions  of
Shares.  The federal tax  treatment of the Fund's  dividends  and capital  gains distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax considerations  generally  affecting the Fund and its shareholders.

     The tax  discussion  in the  Prospectus  and this  Statement of  Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect.  State and local tax treatment of ordinary income  dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.  Potential purchasers of shares of the Fund are urged to consult their tax advisers  with specific  reference to their own tax  circumstances as well as the  consequences of federal,  state and local tax rules affecting an investment in the Fund.

     |X| Qualification as a Regulated  Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal  income tax on the portion of its net  investment  income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses)  and  capital  gain net income  (that is, the excess of net  long-term capital  gains  over net  short-term  capital  losses)  that it  distributes  to shareholders.  That qualification  enables the Fund to "pass through" its income and realized  capital gains to  shareholders  without having to pay tax on them.
This avoids a "double tax" on that income and capital gains,  since shareholders normally  will be taxed on the dividends and capital gains they receive from the
Fund  (unless  their  Fund  shares  are  held  in a  retirement  account  or the shareholder is otherwise exempt from tax).

     The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular  year. If it did not qualify as a  regulated  investment  company,  the Fund would be treated for tax purposes as an  ordinary  corporation  and would  receive no tax  deduction  for payments made to shareholders.

     To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital
loss)  for  the  taxable  year.  The  Fund  must  also  satisfy   certain  other
requirements of the Internal  Revenue Code,  some of which are described  below.
Distributions  by the Fund made  during the  taxable  year or,  under  specified circumstances,  within 12 months  after the close of the taxable  year,  will be considered  distributions  of income  and gains  for the  taxable  year and will therefore count toward satisfaction of the above-mentioned requirement.

     To qualify as a regulated investment company, the Fund must derive at least
90% of its gross income from dividends,  interest, certain payments with respect to  securities  loans,  gains  from the sale or  other  disposition  of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

     In addition to satisfying the  requirements  described above, the Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those issuers,  the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of each such  issuer.  No more than 25% of the  value of its  total  assets  may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies), or in two or more  issuers  which the Fund  controls  and which  are  engaged  in the same or similar trades or businesses.  For purposes of this test,  obligations issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

     |X|  Excise  Tax on  Regulated  Investment  Companies.  Under the  Internal
Revenue  Code,  by December 31 each year,  the Fund must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through  October 31 of the current  year. If it does not, the Fund must pay an excise tax on the amounts not distributed.  It is presently  anticipated that the Fund will meet  those  requirements.  To meet this  requirement,  in certain circumstances the Fund might be required to liquidate  portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in the  best  interests  of  shareholders  for  the  Fund  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

     |X|  Taxation  of Fund  Distributions.  The Fund  anticipates  distributing substantially  all of its  investment  company  taxable  income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

     Special  provisions of the Internal  Revenue Code govern the eligibility of
the  Fund's  dividends  for  the  dividends-received   deduction  for  corporate
shareholders.  Long-term  capital gains  distributions  are not eligible for the deduction.  The amount of  dividends  paid by the Fund that may  qualify for the deduction is limited to the aggregate  amount of qualifying  dividends  that the
Fund derives  from  portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the deduction  on  dividends  paid on Fund shares  held for 45 days or less.  To the extent the Fund's  dividends are derived from gross income from option premiums, interest  income or  short-term  gains from the sale of  securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

     The Fund may either retain or distribute  to  shareholders  its net capital gain for each taxable year.  The Fund  currently  intends to distribute any such amounts.  If net long term capital  gains are  distributed  and  designated as a capital gain  distribution,  it will be taxable to  shareholders  as a long-term capital gain and will be properly  identified in reports sent to shareholders in
January  of each  year.  Such  treatment  will  apply  no  matter  how  long the shareholder  has held his or her shares or whether that gain was  recognized  by the Fund before the shareholder acquired his or her shares.

     If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information  regarding their pro rata share of the gain and tax paid. As a result,  each  shareholder  will be required to report his or her pro rata  share of such gain on their tax return as  long-term  capital  gain,  will receive a  refundable  tax credit for  his/her pro rata share of tax paid by the
Fund on the gain,  and will  increase  the tax basis  for  his/her  shares by an amount equal to the deemed distribution less the tax credit.

     Investment  income  that may be received  by the Fund from  sources  within foreign  countries may be subject to foreign taxes  withheld at the source.  The
United  States has entered into tax treaties with many foreign  countries  which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

     Distributions by the Fund that do not constitute  ordinary income dividends or  capital  gain  distributions  will be  treated as a return of capital to the extent  of the  shareholder's  tax basis in their  shares.  Any  excess  will be treated as gain from the sale of those shares, as discussed below.  Shareholders will be advised  annually  as to the U.S.  federal  income tax  consequences  of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be  re-characterized  as a non-taxable return of capital at the end of the  fiscal  year as a result  of the  effect  of the  Fund's  investment policies, they will be identified as such in notices sent to shareholders.

     Distributions  by the Fund will be treated in the  manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Fund (or of another  fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Fund will be  required  in certain  cases to  withhold  28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of  shares,  paid to any  shareholder  (1) who has  failed to  provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup  withholding  for  failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup  withholding or is an "exempt recipient" (such as a corporation).  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is identified in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

     |X| Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion  of  any  loss  recognized  in  that  manner  may be  disallowed  if the shareholder  purchases  other  shares of the Fund within 30 days before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Fund will be  considered  capital  gain or loss,  if the  shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

     |X| Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign  person  (to  include,  but not  limited  to, a  nonresident  alien individual,  a foreign  trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign person's income from the Fund is  effectively  connected  with the  conduct  of a U.S.  trade or business.  Typically,  ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

     Ordinary  income  dividends  that are paid by the Fund (and are  deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by the Fund at a rate of 30%,  provided  the Fund  obtains a  properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary  income  dividends paid by the Fund.
Any tax  withheld by the Fund is remitted by the Fund to the U.S.  Treasury  and all income and any tax withheld is identified in reports mailed to  shareholders in March of each year with a copy sent to the IRS.

     If the ordinary income  dividends from the Fund are  effectively  connected with the conduct of a U.S. trade or business,  then the foreign person may claim an  exemption  from the U.S.  tax  described  above  provided the Fund obtains a properly  completed and signed  Certificate  of Foreign  Status.  If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income  dividends, capital gains  distributions and the proceeds of the redemption of shares,  paid to any foreign  person.  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is  identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Fund,  including  the  applicability  of the U.S.  withholding taxes described above.

     Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions  in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made  without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option,  the shareholder must notify the Transfer Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends  and/or  distributions  from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

     The Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial  institutions that have a sales agreement with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

     The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent,
is a division of the  Manager.  It is  responsible  for  maintaining  the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

     The  Custodian.  J.P.  Morgan  Chase  Bank is the  custodian  of the Fund's assets. The custodian's  responsibilities  include  safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner  uninfluenced by any banking  relationship  the custodian may have with the Manager and its  affiliates.  The Fund's cash balances with the custodian in excess of  $100,000  are not  protected  by  federal  deposit  insurance.  Those uninsured balances at times may be substantial.

     Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the independent  registered public  accounting firm for the Fund.  Deloitte &
Touche LLP audits the Fund's  financial  statements  and performs  other related audit services.  Deloitte & Touche LLP also acts as the  independent  registered public  accounting  firm for certain  other funds advised by the Manager and its affiliates.  Audit and non-audit  services  provided by Deloitte & Touche LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MAIN STREET SMALL CAP
FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Main Street Small Cap Fund, including the statement of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Main Street Small Cap Fund as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP

Denver, Colorado
August 15, 2005

STATEMENT OF INVESTMENTS  June 30, 2005
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.0%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.7%
Aftermarket
Technology Corp. 1                                    25,700    $       447,951
--------------------------------------------------------------------------------
Autoliv, Inc.                                         88,600          3,880,680
--------------------------------------------------------------------------------
Goodyear Tire &
Rubber Co. (The) 1,2                                 359,700          5,359,530
--------------------------------------------------------------------------------
Midas, Inc. 1,2                                      133,800          3,077,400
--------------------------------------------------------------------------------
Modine
Manufacturing Co.                                     46,400          1,510,784
--------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                  103,800          1,844,526
--------------------------------------------------------------------------------
Shiloh Industries,
Inc. 1                                                33,100            405,475
--------------------------------------------------------------------------------
Spartan Motors, Inc. 2                                12,300            132,594
--------------------------------------------------------------------------------
Standard Motor
Products, Inc. 2                                      54,000            712,800
--------------------------------------------------------------------------------
Stoneridge, Inc. 1,2                                   6,700             44,220
--------------------------------------------------------------------------------
Tenneco
Automotive, Inc. 1                                   210,300          3,499,392
                                                                ----------------
                                                                     20,915,352

--------------------------------------------------------------------------------
AUTOMOBILES--0.0%
Winnebago
Industries, Inc. 2                                    26,400            864,600
--------------------------------------------------------------------------------
DISTRIBUTORS--0.1%
Andersons, Inc.
(The)                                                  5,200            186,212
--------------------------------------------------------------------------------
Handleman Co.                                         87,900          1,451,229
--------------------------------------------------------------------------------
Prestige Brands
Holdings, Inc. 1                                      67,100          1,308,450
                                                                ----------------
                                                                      2,945,891

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.7%
AFC Enterprises,
Inc. 2                                               106,500          1,403,670
--------------------------------------------------------------------------------
Ambassadors
Group, Inc.                                           53,300          1,982,227
--------------------------------------------------------------------------------
Ameristar
Casinos, Inc.                                        210,200          5,484,118
--------------------------------------------------------------------------------
Applebee's
International, Inc.                                   60,100          1,592,049
--------------------------------------------------------------------------------
Argosy Gaming Co. 1                                   57,400          2,675,414

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Bluegreen Corp. 1,2                                  105,200    $     1,831,532
--------------------------------------------------------------------------------
Bob Evans
Farms, Inc. 2                                         41,600            970,112
--------------------------------------------------------------------------------
Brinker
International, Inc. 1                                 79,600          3,187,980
--------------------------------------------------------------------------------
California Pizza
Kitchen, Inc. 1                                       79,398          2,165,183
--------------------------------------------------------------------------------
CBRL Group, Inc.                                      36,200          1,406,732
--------------------------------------------------------------------------------
CEC Entertainment,
Inc. 1                                               217,850          9,169,307
--------------------------------------------------------------------------------
Checkers Drive-In
Restaurants, Inc. 1                                   23,400            318,708
--------------------------------------------------------------------------------
Choice Hotels
International, Inc.                                   43,300          2,844,810
--------------------------------------------------------------------------------
CKE Restaurants,
Inc. 2                                               446,000          6,208,320
--------------------------------------------------------------------------------
Darden
Restaurants, Inc.                                    158,900          5,240,522
--------------------------------------------------------------------------------
Dave & Buster's,
Inc. 1,2                                              82,900          1,528,676
--------------------------------------------------------------------------------
Dover Downs
Gaming &
Entertainment, Inc.                                   74,000            981,240
--------------------------------------------------------------------------------
Gravity Co. Ltd.,
Sponsored ADR 1                                       17,068            146,785
--------------------------------------------------------------------------------
Harrah's
Entertainment, Inc.                                   16,695          1,203,209
--------------------------------------------------------------------------------
IHOP Corp. 2                                          85,500          3,709,845
--------------------------------------------------------------------------------
Isle of Capri
Casinos, Inc. 1,2                                    234,700          6,149,140
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1                              174,900          6,632,208
--------------------------------------------------------------------------------
La Quinta Corp. 1                                    547,100          5,104,443
--------------------------------------------------------------------------------
Landry's
Restaurants, Inc. 2                                  133,100          4,004,979
--------------------------------------------------------------------------------
Lone Star
Steakhouse &
Saloon, Inc.                                          82,500          2,508,825
--------------------------------------------------------------------------------
Mikohn Gaming
Corp. 1                                              108,800          1,602,080
--------------------------------------------------------------------------------
Monarch Casino
& Resort, Inc. 1,2                                    48,900          1,077,756
--------------------------------------------------------------------------------
MTR Gaming
Group, Inc. 1                                         42,000            488,880

                   19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Navigant
International, Inc. 1,2                               50,900       $    747,721
--------------------------------------------------------------------------------
O'Charley's, Inc. 1                                   95,000          1,677,700
--------------------------------------------------------------------------------
P.F. Chang's
China Bistro, Inc. 1,2                                57,259          3,377,136
--------------------------------------------------------------------------------
Panera Bread Co.,
Cl. A 1                                                3,000            186,255
--------------------------------------------------------------------------------
Papa John's
International, Inc. 1,2                               77,600          3,101,672
--------------------------------------------------------------------------------
Penn National
Gaming, Inc. 1                                       116,900          4,266,850
--------------------------------------------------------------------------------
Sonic Corp. 1                                         52,750          1,610,458
--------------------------------------------------------------------------------
Steak n Shake Co.
(The) 1,2                                             29,500            549,290
--------------------------------------------------------------------------------
Sunterra Corp. 1,2                                    93,500          1,515,635
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                               156,300          4,392,030
--------------------------------------------------------------------------------
Wendy's
International, Inc.                                   49,700          2,368,205
                                                                ----------------
                                                                    105,411,702

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.7%
American Greetings
Corp., Cl. A 2                                        59,300          1,571,450
--------------------------------------------------------------------------------
Avatar Holdings,
Inc. 1,2                                               2,500            125,675
--------------------------------------------------------------------------------
Beazer Homes
USA, Inc. 2                                           35,800          2,045,970
--------------------------------------------------------------------------------
Blount
International, Inc. 1                                104,800          1,749,112
--------------------------------------------------------------------------------
Blyth, Inc.                                            7,800            218,790
--------------------------------------------------------------------------------
Brookfield Homes
Corp.                                                 51,800          2,362,080
--------------------------------------------------------------------------------
Chromcraft
Revington, Inc. 1                                      2,100             28,665
--------------------------------------------------------------------------------
Comstock
Homebuilding
Cos., Inc., Cl. A 1,2                                  6,900            167,118
--------------------------------------------------------------------------------
CSS Industries, Inc. 2                                 9,192            311,057
--------------------------------------------------------------------------------
Furniture Brands
International, Inc. 2                                138,200          2,986,502
--------------------------------------------------------------------------------
Hovnanian
Enterprises, Inc.,
Cl. A 1                                               14,500            945,400

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Interface, Inc., Cl. A 1,2                           134,300       $  1,081,115
--------------------------------------------------------------------------------
KB Home                                               30,600          2,332,638
--------------------------------------------------------------------------------
Kimball
International,
Inc., Cl. B                                           45,100            595,320
--------------------------------------------------------------------------------
MDC Holdings, Inc.                                    39,064          3,213,014
--------------------------------------------------------------------------------
Meritage Homes
Corp. 1                                                  900             71,550
--------------------------------------------------------------------------------
Mestek, Inc. 1                                         6,600            168,234
--------------------------------------------------------------------------------
Ryland Group, Inc.
(The)                                                 58,100          4,408,047
--------------------------------------------------------------------------------
Snap-On, Inc.                                         45,700          1,567,510
--------------------------------------------------------------------------------
Standard Pacific
Corp.                                                 47,500          4,177,625
--------------------------------------------------------------------------------
Stanley Furniture
Co., Inc. 2                                           86,600          2,126,896
--------------------------------------------------------------------------------
Stanley Works (The)                                    5,900            268,686
--------------------------------------------------------------------------------
Tempur-Pedic
International, Inc. 1,2                              116,900          2,592,842
--------------------------------------------------------------------------------
Tupperware Corp. 2                                   298,400          6,973,608
--------------------------------------------------------------------------------
Whirlpool Corp.                                       29,900          2,096,289
--------------------------------------------------------------------------------
William Lyon
Homes, Inc. 1                                          3,200            310,432
--------------------------------------------------------------------------------
Yankee Candle,
Inc. (The)                                           108,300          3,476,430
                                                                ----------------
                                                                     47,972,055

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
Audible, Inc. 1,2                                    111,100          1,929,807
--------------------------------------------------------------------------------
FTD Group, Inc. 1,2                                    4,500             51,075
--------------------------------------------------------------------------------
GSI Commerce,
Inc. 1,2                                              21,500            360,125
--------------------------------------------------------------------------------
Insight Enterprises,
Inc. 1                                                93,600          1,888,848
--------------------------------------------------------------------------------
Stamps.com, Inc. 1,2                                 129,700          2,431,875
                                                                ----------------
                                                                      6,661,730

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Action Performance
Cos., Inc. 2                                          73,775            650,696
--------------------------------------------------------------------------------
Brunswick Corp.                                       15,600            675,792
--------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                              142,000          2,727,820

                   20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS Continued
Marine Products
Corp. 2                                               34,100     $      496,155
--------------------------------------------------------------------------------
Marvel Enterprises,
Inc. 1,2                                             178,900          3,527,908
--------------------------------------------------------------------------------
Nautilus, Inc. 2                                     281,800          8,031,300
--------------------------------------------------------------------------------
Oakley, Inc. 2                                       122,900          2,092,987
--------------------------------------------------------------------------------
Polaris Industries,
Inc. 2                                                15,800            853,200
--------------------------------------------------------------------------------
SCP Pool Corp. 2                                      81,450          2,858,081
--------------------------------------------------------------------------------
Steinway Musical
Instruments, Inc. 1,2                                 53,100          1,559,016
                                                                 ---------------
                                                                     23,472,955

--------------------------------------------------------------------------------
MEDIA--1.9%
4Kids Entertainment,
Inc. 1,2                                              72,200          1,435,336
--------------------------------------------------------------------------------
Arbitron, Inc. 2                                     156,900          6,731,010
--------------------------------------------------------------------------------
Belo Corp., Cl. A                                     17,500            419,475
--------------------------------------------------------------------------------
Carmike Cinemas, Inc.                                 21,200            650,416
--------------------------------------------------------------------------------
Catalina Marketing
Corp. 2                                              269,500          6,847,995
--------------------------------------------------------------------------------
Getty Images, Inc. 1                                  42,300          3,141,198
--------------------------------------------------------------------------------
Gray Television, Inc.                                121,700          1,467,702
--------------------------------------------------------------------------------
Harte-Hanks, Inc.                                     62,300          1,852,179
--------------------------------------------------------------------------------
Insight
Communications
Co., Inc. 1,2                                         69,700            770,185
--------------------------------------------------------------------------------
Interactive Data
Corp.                                                 39,800            827,044
--------------------------------------------------------------------------------
Journal
Communications,
Inc.                                                  32,200            540,960
--------------------------------------------------------------------------------
Liberty Corp. 2                                       20,500            754,605
--------------------------------------------------------------------------------
Media General,
Inc., Cl. A                                           37,676          2,439,898
--------------------------------------------------------------------------------
Mediacom
Communications
Corp. 1,2                                            131,000            899,970
--------------------------------------------------------------------------------
Meredith Corp.                                        41,700          2,045,802
--------------------------------------------------------------------------------
PRIMEDIA, Inc. 1,2                                   269,600          1,091,880
--------------------------------------------------------------------------------
ProQuest Co. 1,2                                     118,600          3,888,894

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
R.H. Donnelley
Corp. 1,2                                             46,600     $    2,888,268
--------------------------------------------------------------------------------
Readers Digest Assn.,
Inc. (The), Cl. A,
Non-Vtg.                                             281,200          4,639,800
--------------------------------------------------------------------------------
Salem
Communications
Corp., Cl. A 1                                        17,400            345,216
--------------------------------------------------------------------------------
Scholastic Corp. 1,2                                 119,500          4,606,725
--------------------------------------------------------------------------------
Sinclair Broadcast
Group, Inc., Cl. A 2                                  49,700            451,276
--------------------------------------------------------------------------------
Thomas Nelson, Inc. 2                                 24,800            539,648
--------------------------------------------------------------------------------
Valassis
Communications,
Inc. 1                                                55,000          2,037,750
--------------------------------------------------------------------------------
Wiley (John) &
Sons, Inc., Cl. A                                     75,800          3,011,534
--------------------------------------------------------------------------------
World Wrestling
Federation
Entertainment, Inc.                                   27,800            317,476
                                                                 ---------------

                                                                     54,642,242

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Big Lots, Inc. 1                                      80,600          1,067,144
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A 2                             103,300          2,419,286
--------------------------------------------------------------------------------
Neiman Marcus
Group, Inc. (The),
Cl. A                                                  6,900            668,748
--------------------------------------------------------------------------------
Retail Ventures, Inc. 1                              113,500          1,548,140
--------------------------------------------------------------------------------
Shopko Stores, Inc. 1                                141,200          3,432,572
--------------------------------------------------------------------------------
Stage Stores, Inc. 1,2                               170,400          7,429,440
--------------------------------------------------------------------------------
Stein Mart, Inc.                                     279,800          6,155,600
                                                                 ---------------
                                                                     22,720,930

--------------------------------------------------------------------------------
SPECIALTY RETAIL--6.4%
Aaron Rents, Inc. 2                                  146,650          3,650,119
--------------------------------------------------------------------------------
Abercrombie &
Fitch Co., Cl. A                                      64,500          4,431,150
--------------------------------------------------------------------------------
Advance Auto
Parts, Inc. 1                                         84,600          5,460,930
--------------------------------------------------------------------------------
American Eagle
Outfitters, Inc.                                     138,300          4,238,895
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                   118,400          2,429,568

                   21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Barnes & Noble, Inc. 1                                88,800    $     3,445,440
--------------------------------------------------------------------------------
bebe stores, inc. 2                                  133,887          3,543,989
--------------------------------------------------------------------------------
Big 5 Sporting
Goods Corp.                                            9,200            261,096
--------------------------------------------------------------------------------
Blair Corp.                                           36,100          1,425,950
--------------------------------------------------------------------------------
Blockbuster, Inc.,
Cl. A 2                                              248,200          2,263,584
--------------------------------------------------------------------------------
Borders Group, Inc.                                   67,100          1,698,301
--------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                  63,300          2,806,722
--------------------------------------------------------------------------------
Building Materials
Holding Corp.                                         83,294          5,771,441
--------------------------------------------------------------------------------
Burlington Coat
Factory Warehouse
Corp. 2                                               76,300          3,253,432
--------------------------------------------------------------------------------
Casual Male Retail
Group, Inc. 1,2                                      115,400            843,574
--------------------------------------------------------------------------------
Cato Corp., Cl. A                                    210,150          4,339,598
--------------------------------------------------------------------------------
Charming Shoppes,
Inc. 1,2                                             860,400          8,027,532
--------------------------------------------------------------------------------
Children's Place
Retail Stores, Inc. 1,2                              147,800          6,897,826
--------------------------------------------------------------------------------
Circuit City Stores,
Inc./Circuit City
Group 2                                              150,400          2,600,416
--------------------------------------------------------------------------------
Claire's Stores, Inc.                                  3,000             72,150
--------------------------------------------------------------------------------
CSK Auto Corp. 1                                      25,300            422,004
--------------------------------------------------------------------------------
Deb Shops, Inc.                                        8,500            246,245
--------------------------------------------------------------------------------
Electronics Boutique
Holdings Corp. 1,2                                   134,900          8,564,801
--------------------------------------------------------------------------------
Finish Line, Inc.
(The), Cl. A                                         326,500          6,177,380
--------------------------------------------------------------------------------
GameStop Corp. 1,2                                   165,500          5,413,505
--------------------------------------------------------------------------------
GameStop Corp.,
Cl. B 1                                               23,188            693,321
--------------------------------------------------------------------------------
Genesco, Inc. 1,2                                    149,700          5,552,373
--------------------------------------------------------------------------------
Goody's Family
Clothing, Inc. 2                                      64,700            477,163
--------------------------------------------------------------------------------
Guess?, Inc. 1,2                                      75,200          1,246,816
--------------------------------------------------------------------------------
Guitar Center, Inc. 1,2                              108,200          6,315,634
--------------------------------------------------------------------------------
Hibbett Sporting
Goods, Inc. 1,2                                      143,187          5,418,196

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Jos. A. Banks
Clothiers, Inc. 1,2                                   17,200    $       744,760
--------------------------------------------------------------------------------
Men's Wearhouse,
Inc. (The) 1                                         241,500          8,314,845
--------------------------------------------------------------------------------
Michaels Stores, Inc.                                136,400          5,642,868
--------------------------------------------------------------------------------
Movie Gallery, Inc. 2                                237,000          6,263,910
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                  64,100          1,464,044
--------------------------------------------------------------------------------
Pacific Sunwear
of California, Inc. 1                                117,225          2,695,003
Pantry, Inc. (The) 1                                 169,900          6,580,227
--------------------------------------------------------------------------------
Payless ShoeSource,
Inc. 1                                               354,100          6,798,720
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                 28,200            656,778
--------------------------------------------------------------------------------
Rent-Way, Inc. 1,2                                   111,400          1,096,176
--------------------------------------------------------------------------------
Restoration
Hardware, Inc. 1,2                                   156,400          1,279,352
--------------------------------------------------------------------------------
Select Comfort
Corp. 1,2                                             67,500          1,446,525
--------------------------------------------------------------------------------
Shoe Carnival, Inc. 1,2                               23,700            515,712
--------------------------------------------------------------------------------
Sonic Automotive,
Inc.                                                  44,800            952,448
--------------------------------------------------------------------------------
Sports Authority,
Inc. (The) 1,2                                        64,500          2,051,100
--------------------------------------------------------------------------------
Steiner Leisure Ltd. 1                                75,700          2,806,199
--------------------------------------------------------------------------------
Syms Corp.                                             7,400            108,706
--------------------------------------------------------------------------------
Talbots, Inc. (The)                                   54,400          1,766,368
--------------------------------------------------------------------------------
TBC Corp. 1                                            8,300            225,179
--------------------------------------------------------------------------------
Too, Inc. 1                                          166,100          3,881,757
--------------------------------------------------------------------------------
Toys R Us, Inc. 1                                    131,300          3,476,824
--------------------------------------------------------------------------------
Trans World
Entertainment
Corp. 1                                              172,100          2,035,943
--------------------------------------------------------------------------------
United Auto
Group, Inc. 2                                        183,200          5,459,360
--------------------------------------------------------------------------------
Urban Outfitters,
Inc. 1                                                31,600          1,791,404
--------------------------------------------------------------------------------
Weight Watchers
International, Inc. 1                                 27,600          1,424,436
--------------------------------------------------------------------------------
Wilsons The Leather
Experts, Inc. 1                                       18,400            122,176
--------------------------------------------------------------------------------
Zale Corp. 1                                         253,800          8,042,922
                                                                ----------------
                                                                    185,632,893

                   22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.7%
Brown Shoe Co., Inc.                                  23,900    $       935,685
--------------------------------------------------------------------------------
Carter's, Inc. 1                                      63,200          3,689,616
--------------------------------------------------------------------------------
Cherokee, Inc.                                        53,100          1,838,322
--------------------------------------------------------------------------------
Hartmarx Corp. 1,2                                   181,300          1,825,691
--------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                 211,400          6,836,676
--------------------------------------------------------------------------------
Kellwood Co.                                         116,700          3,139,230
--------------------------------------------------------------------------------
Kenneth Cole
Productions,
Inc., Cl. A                                              100              3,112
--------------------------------------------------------------------------------
OshKosh B'Gosh,
Inc., Cl. A 2                                          2,400             62,376
--------------------------------------------------------------------------------
Phillips/Van Heusen
Corp. 2                                              212,900          6,959,701
--------------------------------------------------------------------------------
Skechers U.S.A.,
Inc., Cl. A 1                                        106,500          1,518,690
--------------------------------------------------------------------------------
Stride Rite Corp.                                    141,000          1,944,390
--------------------------------------------------------------------------------
Timberland Co.,
Cl. A 1                                              132,600          5,134,272
--------------------------------------------------------------------------------
Tommy Hilfiger
Corp. 1                                              222,000          3,054,720
--------------------------------------------------------------------------------
UniFirst Corp.                                        40,000          1,621,600
--------------------------------------------------------------------------------
Volcom, Inc. 1                                        29,700            795,069
--------------------------------------------------------------------------------
Warnaco Group,
Inc. (The) 1,2                                        72,000          1,674,000
--------------------------------------------------------------------------------
Wolverine World
Wide, Inc.                                           374,800          8,998,948
                                                                ----------------
                                                                     50,032,098

--------------------------------------------------------------------------------
CONSUMER STAPLES--3.9%
--------------------------------------------------------------------------------
BEVERAGES--0.2%
Boston Beer Co.,
Inc., Cl. A 1                                         57,600          1,292,544
--------------------------------------------------------------------------------
Hansen Natural
Corp. 1,2                                             22,800          1,931,616
--------------------------------------------------------------------------------
National Beverage
Corp. 1                                               17,100            136,458
--------------------------------------------------------------------------------
PepsiAmericas, Inc.                                  135,900          3,487,194
                                                                ----------------
                                                                      6,847,812

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.2%
7-Eleven, Inc. 1                                     177,400          5,364,576

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING Continued
Arden Group, Inc.,
Cl. A 2                                               10,198    $       808,497
--------------------------------------------------------------------------------
BJ's Wholesale
Club, Inc. 1                                          98,600          3,203,514
--------------------------------------------------------------------------------
Casey's General
Stores, Inc. 2                                        37,100            735,322
--------------------------------------------------------------------------------
Ingles Markets,
Inc., Cl. A 2                                         11,500            158,355
--------------------------------------------------------------------------------
Longs Drug
Stores, Inc. 2                                       207,800          8,945,790
--------------------------------------------------------------------------------
Nash Finch Co. 2                                      75,300          2,766,522
--------------------------------------------------------------------------------
Rite Aid Corp. 1,2                                   153,800            642,884
--------------------------------------------------------------------------------
Ruddick Corp. 2                                      227,200          5,800,416
--------------------------------------------------------------------------------
Spartan Stores, Inc. 1                                14,100            206,847
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                      129,800          4,232,778
--------------------------------------------------------------------------------
Weis Markets, Inc.                                    26,700          1,035,693
                                                                ----------------
                                                                     33,901,194

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
American Italian
Pasta Co. 2                                            5,200            109,304
--------------------------------------------------------------------------------
Cal-Maine Foods,
Inc.                                                   9,900             59,895
--------------------------------------------------------------------------------
Chiquita Brands
International, Inc.                                  297,200          8,161,112
--------------------------------------------------------------------------------
Darling
International, Inc. 1,2                              434,700          1,630,125
--------------------------------------------------------------------------------
Flowers Foods, Inc. 2                                186,400          6,591,104
--------------------------------------------------------------------------------
Gold Kist Holdings,
Inc. 1,2                                              56,900          1,227,902
--------------------------------------------------------------------------------
Hormel Foods Corp.                                    43,300          1,269,989
--------------------------------------------------------------------------------
Imperial Sugar Co.                                    12,300            190,527
--------------------------------------------------------------------------------
J&J Snack Foods
Corp.                                                 33,723          1,765,399
--------------------------------------------------------------------------------
Lancaster Colony
Corp.                                                105,000          4,506,600
--------------------------------------------------------------------------------
Lance, Inc.                                          110,900          1,908,589
--------------------------------------------------------------------------------
M&F Worldwide
Corp. 1,2                                             27,900            372,744
--------------------------------------------------------------------------------
Omega Protein
Corp. 1                                               40,100            253,432

                   23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Pilgrim's Pride
Corp., Cl. B 2                                        93,200    $     3,180,916
--------------------------------------------------------------------------------
Ralcorp Holdings,
Inc.                                                  62,200          2,559,530
--------------------------------------------------------------------------------
Sanderson Farms,
Inc. 2                                                16,800            763,392
--------------------------------------------------------------------------------
Seaboard Corp.                                         1,400          2,329,600
                                                                ----------------
                                                                     36,880,160

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.7%
Central Garden
& Pet Co. 1,2                                         38,700          1,900,944
--------------------------------------------------------------------------------
Chattem, Inc. 1,2                                    130,800          5,415,120
--------------------------------------------------------------------------------
Energizer Holdings,
Inc. 1                                                72,500          4,507,325
--------------------------------------------------------------------------------
Nu Skin Asia Pacific,
Inc., Cl. A                                          183,400          4,273,220
--------------------------------------------------------------------------------
Spectrum Brands,
Inc. 1                                               160,900          5,309,700
                                                                ----------------
                                                                     21,406,309

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.3%
Elizabeth Arden, Inc. 1,2                            127,407          2,980,050
--------------------------------------------------------------------------------
Mannatech, Inc. 2                                     47,027            894,454
--------------------------------------------------------------------------------
Nature's Sunshine
Products, Inc.                                       108,200          1,887,008
--------------------------------------------------------------------------------
Parlux Fragrances,
Inc. 1,2                                              22,500            622,575
--------------------------------------------------------------------------------
USANA Health
Sciences, Inc. 1,2                                    60,000          2,538,000
                                                                ----------------
                                                                      8,922,087

--------------------------------------------------------------------------------
TOBACCO--0.2%
Loews Corp./
Carolina Group                                        87,300          2,908,836
--------------------------------------------------------------------------------
Vector Group Ltd. 2                                   68,800          1,277,616
                                                                ----------------
                                                                      4,186,452

--------------------------------------------------------------------------------
ENERGY--8.3%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.4%
Atwood Oceanics,
Inc. 1                                                64,600          3,976,776

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Cal Dive
International, Inc. 1,2                              142,850    $     7,481,055
--------------------------------------------------------------------------------
CHC Helicopter
Corp., Cl. A                                          58,600          1,142,155
--------------------------------------------------------------------------------
Diamond Offshore
Drilling, Inc. 2                                      63,600          3,398,148
--------------------------------------------------------------------------------
Ensign Energy
Services, Inc.                                       187,000          4,513,214
--------------------------------------------------------------------------------
Global Industries
Ltd. 1                                               187,348          1,592,458
--------------------------------------------------------------------------------
Grant Prideco, Inc. 1                                107,700          2,848,665
--------------------------------------------------------------------------------
Gulf Island
Fabrication, Inc.                                     59,300          1,178,884
--------------------------------------------------------------------------------
Helmerich &
Payne, Inc.                                           90,800          4,260,336
--------------------------------------------------------------------------------
Hydril Co. 1                                          61,000          3,315,350
--------------------------------------------------------------------------------
Lone Star
Technologies, Inc. 1                                  21,600            982,800
--------------------------------------------------------------------------------
Maverick Tube
Corp. 1,2                                             82,600          2,461,480
--------------------------------------------------------------------------------
Offshore Logistics,
Inc. 1                                                46,900          1,540,196
--------------------------------------------------------------------------------
Oil States
International, Inc. 1,2                              135,100          3,400,467
--------------------------------------------------------------------------------
Pason Systems, Inc.                                   80,000          1,390,793
--------------------------------------------------------------------------------
Patterson-UTI
Energy, Inc.                                          18,500            514,855
--------------------------------------------------------------------------------
Prairie Schooner
Petroleum Ltd. 1,3                                    13,800            140,919
--------------------------------------------------------------------------------
Precision Drilling
Corp. 1                                               43,400          1,710,566
--------------------------------------------------------------------------------
Pride International,
Inc. 1                                                62,500          1,606,250
--------------------------------------------------------------------------------
RPC, Inc. 2                                           22,250            376,470
--------------------------------------------------------------------------------
Technicoil Corp. 1                                    92,900            220,270
--------------------------------------------------------------------------------
Technicoil Corp. 1                                   577,100          1,368,328
--------------------------------------------------------------------------------
Todco, Cl. A 1                                       217,100          5,572,957
--------------------------------------------------------------------------------
Total Energy
Trust Ltd.                                           157,900          1,304,234
--------------------------------------------------------------------------------
Trican Well
Service Ltd. 1                                       170,100          4,181,694
--------------------------------------------------------------------------------
Unit Corp. 1                                          14,000            616,140

                   24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Universal
Compression
Holdings, Inc. 1,2                                   135,000    $     4,892,400
--------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                  140,600          3,900,244
                                                                ----------------
                                                                     69,888,104

--------------------------------------------------------------------------------
OIL & GAS--5.9%
Alpha Natural
Resources, Inc. 1                                     15,700            374,916
--------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                  859,400          2,910,961
--------------------------------------------------------------------------------
Bear Ridge
Resources Ltd. 1                                      50,640            135,569
--------------------------------------------------------------------------------
Berry Petroleum
Co., Cl. A 2                                          76,000          4,018,880
--------------------------------------------------------------------------------
Blizzard Energy, Inc. 1                            1,343,600          2,971,887
--------------------------------------------------------------------------------
Callon Petroleum
Co. 1,2                                              104,500          1,544,510
--------------------------------------------------------------------------------
Chamaelo
Exploration Ltd. 1                                     4,780             29,651
--------------------------------------------------------------------------------
Chesapeake Energy
Corp. 2                                               78,400          1,787,520
--------------------------------------------------------------------------------
Cimarex Energy
Co. 1,2                                              222,385          8,653,000
--------------------------------------------------------------------------------
Clear Energy, Inc. 1                                 425,566          1,684,619
--------------------------------------------------------------------------------
Comstock
Resources, Inc. 1                                    234,500          5,930,505
--------------------------------------------------------------------------------
CONSOL Energy, Inc.                                   63,900          3,423,762
--------------------------------------------------------------------------------
Crew Energy, Inc. 1                                  127,729          1,454,309
--------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                 48,100            451,477
--------------------------------------------------------------------------------
Daylight Energy
Trust                                                207,300          1,691,969
--------------------------------------------------------------------------------
Denbury Resources,
Inc. 1,2                                              42,100          1,674,317
--------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                  86,000          2,288,981
--------------------------------------------------------------------------------
Encore Acquisition
Co. 1                                                138,800          5,690,800
--------------------------------------------------------------------------------
Energy Partners Ltd. 1                               258,700          6,780,527
--------------------------------------------------------------------------------
Fairborne Energy
Trust                                                115,600          1,019,001
--------------------------------------------------------------------------------
Fairquest Energy Ltd. 1                               38,494            216,788
--------------------------------------------------------------------------------
Find Energy Ltd. 1,4                                  92,600            309,120
--------------------------------------------------------------------------------
Find Energy Ltd. 1,4                                 371,900          1,241,488
--------------------------------------------------------------------------------
Forest Oil Corp. 1                                    91,500          3,843,000

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Frontier Oil Corp. 2                                 194,000    $     5,693,900
--------------------------------------------------------------------------------
Galleon Energy, Inc.,
Cl. A 1                                               81,600            885,798
--------------------------------------------------------------------------------
Galleon Energy, Inc.,
Subscription
Receipts 1                                            92,500            989,060
--------------------------------------------------------------------------------
General Maritime
Corp. 2                                               56,700          2,404,080
--------------------------------------------------------------------------------
Highpine Oil &
Gas Ltd. 1                                            19,900            337,027
--------------------------------------------------------------------------------
Holly Corp.                                           91,600          4,274,972
--------------------------------------------------------------------------------
Houston
Exploration Co. 1                                    131,400          6,970,770
--------------------------------------------------------------------------------
Innova Exploration
Ltd. 1                                                46,100            269,030
--------------------------------------------------------------------------------
KCS Energy, Inc. 1,2                                 111,000          1,928,070
--------------------------------------------------------------------------------
Ketch Resources
Trust                                                 19,800            184,231
--------------------------------------------------------------------------------
Maritrans, Inc.                                       34,700            938,635
--------------------------------------------------------------------------------
Midnight Oil
Exploration Ltd. 1                                   556,050          1,592,993
--------------------------------------------------------------------------------
Mission Oil &
Gas, Inc. 1                                           74,748            488,071
--------------------------------------------------------------------------------
Mission Oil &
Gas, Inc. 1,5                                         79,100            516,487
--------------------------------------------------------------------------------
Mission Resources
Corp. 1                                               55,300            446,271
--------------------------------------------------------------------------------
Newfield
Exploration Co. 1                                    120,200          4,794,778
--------------------------------------------------------------------------------
Noble Energy, Inc.                                    18,600          1,407,090
--------------------------------------------------------------------------------
OMI Corp. 2                                          158,700          3,016,887
--------------------------------------------------------------------------------
Overseas
Shipholding
Group, Inc.                                           29,300          1,747,745
--------------------------------------------------------------------------------
Paramount
Resources Ltd.,
Cl. A 1                                              312,000          4,578,648
--------------------------------------------------------------------------------
Penn Virginia Corp. 2                                  2,800            125,076
--------------------------------------------------------------------------------
Petroleum
Development
Corp. 1                                              140,680          4,480,658
--------------------------------------------------------------------------------
Pogo Producing Co.                                     4,800            249,216
--------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                   48,100            418,107

                   25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
ProspEx
Resources Ltd. 1                                     369,740    $     1,047,174
--------------------------------------------------------------------------------
Real Resources, Inc. 1                               186,800          2,515,671
--------------------------------------------------------------------------------
Remington Oil &
Gas Corp. 1,2                                        165,200          5,897,640
--------------------------------------------------------------------------------
Resource America,
Inc., Cl. A 2                                         59,800          2,304,094
--------------------------------------------------------------------------------
Sequoia Oil &
Gas Trust                                              3,475             44,473
--------------------------------------------------------------------------------
Sequoia Oil &
Gas Trust                                             46,400            593,823
--------------------------------------------------------------------------------
Spinnaker
Exploration Co. 1,2                                   30,700          1,089,543
--------------------------------------------------------------------------------
St. Mary Land &
Exploration Co. 2                                    251,300          7,282,674
--------------------------------------------------------------------------------
Stone Energy Corp. 1,2                                70,000          3,423,000
--------------------------------------------------------------------------------
Sunoco, Inc.                                          13,500          1,534,680
--------------------------------------------------------------------------------
Swift Energy Co. 1,2                                 217,400          7,787,268
--------------------------------------------------------------------------------
Tesoro Corp.                                          95,400          4,438,008
--------------------------------------------------------------------------------
Thunder Energy, Inc. 1                               279,863          1,930,168
--------------------------------------------------------------------------------
TKE Energy Trust                                     206,000          1,632,599
--------------------------------------------------------------------------------
TransMontaigne,
Inc. 1,2                                              91,000            955,500
--------------------------------------------------------------------------------
Trilogy Energy Trust                                 201,500          2,945,531
--------------------------------------------------------------------------------
True Energy, Inc. 1                                  185,000            623,612
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                  387,400          1,685,310
--------------------------------------------------------------------------------
Tusk Energy Corp. 1,5                                275,000          1,196,335
--------------------------------------------------------------------------------
USEC, Inc. 2                                         106,000          1,551,840
--------------------------------------------------------------------------------
Vault Energy Trust                                    11,950            101,924
--------------------------------------------------------------------------------
Vintage Petroleum, Inc.                              185,900          5,664,373
--------------------------------------------------------------------------------
W&T Offshore, Inc.                                    33,100            796,717
--------------------------------------------------------------------------------
West Energy
Ltd. 1                                               161,900            627,673
--------------------------------------------------------------------------------
White Fire Energy
Ltd. 1                                                 3,475              7,459
--------------------------------------------------------------------------------
White Fire Energy
Ltd. 1                                                46,400             99,602
--------------------------------------------------------------------------------
Whiting Petroleum
Corp. 1,2                                            102,300          3,714,513
                                                                ----------------
                                                                    170,356,361

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--15.4%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
National Financial
Partners Corp.                                       140,900    $     5,514,826
--------------------------------------------------------------------------------
SWS Group, Inc.                                       99,300          1,705,974
                                                                ----------------
                                                                      7,220,800

--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.9%
Amcore Financial,
Inc.                                                   5,800            173,304
--------------------------------------------------------------------------------
AmericanWest
Bancorporation 1,2                                    19,610            391,220
--------------------------------------------------------------------------------
Anchor BanCorp
Wisconsin, Inc. 2                                     36,100          1,092,386
--------------------------------------------------------------------------------
Associated Banc-Corp.                                 44,378          1,493,763
--------------------------------------------------------------------------------
Astoria Financial
Corp.                                                162,650          4,630,646
--------------------------------------------------------------------------------
BancFirst Corp.                                        2,200            191,378
--------------------------------------------------------------------------------
BancorpSouth, Inc. 2                                  72,100          1,701,560
--------------------------------------------------------------------------------
Bank of Hawaii
Corp.                                                 62,600          3,176,950
--------------------------------------------------------------------------------
Bank of the
Ozarks, Inc. 2                                         7,300            239,732
--------------------------------------------------------------------------------
Banner Corp.                                          12,500            350,125
--------------------------------------------------------------------------------
Berkshire Hills
Bancorp, Inc. 2                                       17,000            566,440
--------------------------------------------------------------------------------
BOK Financial Corp.                                    7,900            364,348
--------------------------------------------------------------------------------
Camco Financial
Corp.                                                    500              6,800
--------------------------------------------------------------------------------
Camden National
Corp. 2                                                1,700             55,675
--------------------------------------------------------------------------------
Capital Corp. of
the West 2                                             7,559            209,762
--------------------------------------------------------------------------------
Capitol Bancorp Ltd. 2                                 7,400            248,714
--------------------------------------------------------------------------------
Cathay Bancorp, Inc. 2                                 8,400            283,164
--------------------------------------------------------------------------------
Central Pacific
Financial
Corp. 2                                               38,500          1,370,600
--------------------------------------------------------------------------------
Chemical Financial
Corp. 2                                               17,909            592,967
--------------------------------------------------------------------------------
Chittenden Corp.                                      68,100          1,852,320
--------------------------------------------------------------------------------
Citizens First
Bancorp, Inc.                                         32,700            675,255

                   26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
City Holding Co.                                      72,600    $     2,651,352
--------------------------------------------------------------------------------
City National Corp.                                   41,400          2,968,794
--------------------------------------------------------------------------------
Columbia Banking
System, Inc. 2                                        65,832          1,620,784
--------------------------------------------------------------------------------
Commerce
Bancshares, Inc.                                      14,200            715,822
--------------------------------------------------------------------------------
Commercial
Federal Corp.                                         41,700          1,404,456
--------------------------------------------------------------------------------
Community Bank
System, Inc. 2                                       239,300          5,836,527
--------------------------------------------------------------------------------
Community Trust
Bancorp, Inc.                                         17,369            568,314
--------------------------------------------------------------------------------
Corus Bankshares,
Inc.                                                  38,700          2,147,463
--------------------------------------------------------------------------------
Dime Community
Bancshares, Inc.                                      53,925            819,660
--------------------------------------------------------------------------------
Downey Financial
Corp.                                                 53,900          3,945,480
--------------------------------------------------------------------------------
F.N.B. Corp. 2                                        11,000            216,150
--------------------------------------------------------------------------------
Fidelity Bankshares,
Inc. 2                                                16,997            450,760
--------------------------------------------------------------------------------
First BanCorp 2                                       42,000          1,686,300
--------------------------------------------------------------------------------
First Citizens
BancShares, Inc.,
Cl. A                                                 10,100          1,459,955
--------------------------------------------------------------------------------
First
Commonwealth
Financial Corp. 2                                    269,000          3,685,300
--------------------------------------------------------------------------------
First Community
Bancorp 2                                             17,300            821,750
--------------------------------------------------------------------------------
First Defiance
Financial Corp.                                       18,700            499,103
--------------------------------------------------------------------------------
First Financial
Bancorp 2                                             35,900            678,510
--------------------------------------------------------------------------------
First Financial Corp. 2                                5,800            166,634
--------------------------------------------------------------------------------
First Financial
Holdings, Inc. 2                                      34,100          1,019,931
--------------------------------------------------------------------------------
First Midwest
Bancorp, Inc. 2                                       30,700          1,079,719
--------------------------------------------------------------------------------
First Place
Financial Corp.                                       65,563          1,317,161
--------------------------------------------------------------------------------
First Republic Bank                                   95,200          3,363,416

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
First South
Bancorp, Inc.                                          4,600    $       146,648
--------------------------------------------------------------------------------
FirstFed Financial
Corp. 1,2                                             95,300          5,680,833
--------------------------------------------------------------------------------
GB&T Bancshares,
Inc. 2                                                 9,200            218,592
--------------------------------------------------------------------------------
Greater Bay Bancorp 2                                 90,300          2,381,211
--------------------------------------------------------------------------------
Greene County
Bancshares, Inc.                                      18,500            505,420
--------------------------------------------------------------------------------
Harbor Florida
Bancshares, Inc. 2                                    89,900          3,365,856
--------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                 73,600          2,442,048
--------------------------------------------------------------------------------
Horizon Financial
Corp. 2                                                1,900             42,180
--------------------------------------------------------------------------------
Independent Bank
Corp. 2                                              102,915          2,926,903
--------------------------------------------------------------------------------
Indymac Mortgage
Holdings, Inc.                                       111,000          4,521,030
--------------------------------------------------------------------------------
ITLA Capital Corp. 1                                   8,700            468,930
--------------------------------------------------------------------------------
MAF Bancorp, Inc.                                     43,800          1,867,194
--------------------------------------------------------------------------------
MainSource Financial
Group, Inc. 2                                         41,380            748,564
--------------------------------------------------------------------------------
Mercantile Bank
Corp.                                                    460             20,226
--------------------------------------------------------------------------------
Mercantile
Bankshares Corp.                                      12,900            664,737
--------------------------------------------------------------------------------
NASB Financial, Inc. 2                                 5,466            239,684
--------------------------------------------------------------------------------
National
Bankshares, Inc.                                       2,100             93,513
--------------------------------------------------------------------------------
NBT Bancorp, Inc. 2                                   17,800            420,792
--------------------------------------------------------------------------------
Net.B@nk, Inc.                                       137,400          1,280,568
--------------------------------------------------------------------------------
Oak Hill Financial,
Inc.                                                   2,300             67,137
--------------------------------------------------------------------------------
Old National
Bancorp 2                                             23,500            502,900
--------------------------------------------------------------------------------
Pacific Capital
Bancorp 2                                            266,199          9,870,659
--------------------------------------------------------------------------------
Parkvale Financial
Corp.                                                  2,700             73,305
--------------------------------------------------------------------------------
PennRock Financial
Services Corp. 2                                      14,380            516,098
--------------------------------------------------------------------------------
People's Bank                                         45,500          1,375,920

                   27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
PFF Bancorp, Inc.                                    142,520    $     4,316,931
--------------------------------------------------------------------------------
Preferred Bank,
Los Angeles                                            5,100            202,470
--------------------------------------------------------------------------------
PrivateBancorp, Inc. 2                                 9,600            339,648
--------------------------------------------------------------------------------
Provident
Bankshares Corp.                                     121,584          3,879,745
--------------------------------------------------------------------------------
Provident Financial
Holdings, Inc.                                         9,950            279,695
--------------------------------------------------------------------------------
Republic Bancorp,
Inc.                                                  37,132            556,237
--------------------------------------------------------------------------------
Republic Bancorp,
Inc., Cl. A                                           44,266            961,017
--------------------------------------------------------------------------------
Seacoast Banking
Corp. of Florida 2                                    23,270            458,186
--------------------------------------------------------------------------------
Sound Federal
Bancorp, Inc.                                          3,600             58,176
--------------------------------------------------------------------------------
Southside
Bancshares, Inc. 2                                     3,029             62,095
--------------------------------------------------------------------------------
Southwest
Bancorp, Inc.                                         31,400            643,072
--------------------------------------------------------------------------------
State Bancorp, Inc. 2                                 13,973            316,069
--------------------------------------------------------------------------------
State Financial
Services Corp.                                        86,800          3,494,568
--------------------------------------------------------------------------------
Sterling Bancorp 2                                    35,290            753,442
--------------------------------------------------------------------------------
Sterling Bancshares,
Inc.                                                  36,300            564,828
--------------------------------------------------------------------------------
Sterling Financial
Corp. 1                                              204,322          7,641,643
--------------------------------------------------------------------------------
SVB Financial
Group 1,2                                            158,200          7,577,780
--------------------------------------------------------------------------------
TierOne Corp. 2                                       57,800          1,568,114
--------------------------------------------------------------------------------
UMB Financial Corp.                                    1,100             62,733
--------------------------------------------------------------------------------
Union Bankshares
Corp. 2                                               10,400            401,648
--------------------------------------------------------------------------------
United Community
Financial Corp. 2                                     10,200            111,588
--------------------------------------------------------------------------------
Vineyard National
Bancorp Co. 2                                          5,300            167,268
--------------------------------------------------------------------------------
W. Holding Co., Inc.                                  67,700            691,894
--------------------------------------------------------------------------------
Washington
Federal, Inc.                                         10,200            239,904

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Webster Financial
Corp.                                                 50,800    $     2,371,852
--------------------------------------------------------------------------------
WesBanco, Inc. 2                                      17,800            534,356
--------------------------------------------------------------------------------
Whitney Holding
Corp.                                                 33,100          1,080,053
--------------------------------------------------------------------------------
Wilmington Trust
Corp.                                                 20,000            720,200
--------------------------------------------------------------------------------
WSFS Financial
Corp.                                                 48,900          2,675,319
                                                                ----------------
                                                                    141,961,929

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
ASTA Funding, Inc. 2                                 102,800          2,855,784
--------------------------------------------------------------------------------
Dollar Financial
Corp. 1,2                                             11,937            126,652
--------------------------------------------------------------------------------
Nelnet, Inc., Cl. A 1,2                               44,200          1,470,534
                                                                ----------------
                                                                      4,452,970

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.0%
Advanta Corp., Cl. B 2                               109,470          3,082,675
--------------------------------------------------------------------------------
Affiliated Managers
Group, Inc. 1,2                                       94,350          6,446,936
--------------------------------------------------------------------------------
American Capital
Strategies Ltd. 2                                    129,000          4,658,190
--------------------------------------------------------------------------------
AmeriCredit Corp. 1                                  183,900          4,689,450
--------------------------------------------------------------------------------
Apollo Investment
Corp.                                                147,700          2,722,111
--------------------------------------------------------------------------------
Cash America
International, Inc.                                   50,200          1,010,024
--------------------------------------------------------------------------------
CompuCredit Corp. 1,2                                188,400          6,458,352
--------------------------------------------------------------------------------
E*TRADE Financial
Corp. 1                                               71,400            998,886
--------------------------------------------------------------------------------
Encore Capital
Group, Inc. 1,2                                       24,600            418,200
--------------------------------------------------------------------------------
First Cash Financial
Services, Inc. 1                                      36,900            788,553
--------------------------------------------------------------------------------
Gabelli Asset
Management, Inc. 2                                    52,200          2,306,718
--------------------------------------------------------------------------------
Investment
Technology Group,
Inc. 1,2                                             294,800          6,196,696
--------------------------------------------------------------------------------
Jefferies Group, Inc. 2                               14,400            545,616

                   28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Ladenburg Thalmann
Financial Services,
Inc. 1                                                 9,312    $         5,308
--------------------------------------------------------------------------------
Lazard Ltd., Cl. A 1                                  46,200          1,074,150
--------------------------------------------------------------------------------
Medallion Financial
Corp.                                                 13,500            127,575
--------------------------------------------------------------------------------
Metris Cos., Inc. 1                                  139,400          2,015,724
--------------------------------------------------------------------------------
Nasdaq Stock
Market, Inc. 1                                         9,800            184,828
--------------------------------------------------------------------------------
Piper Jaffray Cos.,
Inc. 1                                                34,800          1,058,964
--------------------------------------------------------------------------------
Providian Financial
Corp. 1                                              147,800          2,605,714
--------------------------------------------------------------------------------
Raymond James
Financial, Inc.                                       25,000            706,250
--------------------------------------------------------------------------------
Sanders Morris
Harris Group, Inc. 2                                  45,700            786,040
--------------------------------------------------------------------------------
Student Loan Corp.
(The)                                                 11,900          2,615,620
--------------------------------------------------------------------------------
United PanAm
Financial Corp. 1,2                                    8,500            232,985
--------------------------------------------------------------------------------
WFS Financial, Inc.                                   51,000          2,586,210
--------------------------------------------------------------------------------
World Acceptance
Corp. 1                                               94,100          2,827,705
                                                                ----------------
                                                                     57,149,480

--------------------------------------------------------------------------------
INSURANCE--5.7%
21st Century
Insurance Group 2                                     10,300            152,852
--------------------------------------------------------------------------------
Affirmative
Insurance Holdings,
Inc.                                                  40,204            637,233
--------------------------------------------------------------------------------
Alfa Corp. 2                                          59,300            872,896
--------------------------------------------------------------------------------
Allmerica Financial
Corp. 1                                               71,500          2,651,935
--------------------------------------------------------------------------------
American Equity
Investment Life
Holding Co. 2                                        104,100          1,236,708
--------------------------------------------------------------------------------
American Financial
Group, Inc.                                           53,900          1,806,728
--------------------------------------------------------------------------------
American Physicians
Capital, Inc. 1                                       41,400          1,538,010
--------------------------------------------------------------------------------
AmerUs Group Co. 2                                   133,100          6,395,455

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Arch Capital
Group Ltd. 1                                          92,200    $     4,153,610
--------------------------------------------------------------------------------
Argonaut Group,
Inc. 1,2                                              72,800          1,680,952
--------------------------------------------------------------------------------
Aspen Insurance
Holdings Ltd.                                        111,200          3,064,672
--------------------------------------------------------------------------------
Assurant, Inc.                                       107,400          3,877,140
--------------------------------------------------------------------------------
Baldwin & Lyons,
Inc., Cl. B, Non-Vtg. 2                                3,800             91,580
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                  78,600          2,804,448
--------------------------------------------------------------------------------
Bristol West
Holdings, Inc. 2                                      38,100            697,230
--------------------------------------------------------------------------------
Clark, Inc.                                            7,400            106,042
--------------------------------------------------------------------------------
Commerce Group,
Inc. (The)                                            63,800          3,962,618
--------------------------------------------------------------------------------
Delphi Financial
Group, Inc., Cl. A                                    95,650          4,222,948
--------------------------------------------------------------------------------
Direct General Corp. 2                                20,800            387,088
--------------------------------------------------------------------------------
Donegal Group,
Inc., Cl. A 2                                         62,700          1,251,492
--------------------------------------------------------------------------------
Fidelity National
Financial, Inc.                                        1,156             41,258
--------------------------------------------------------------------------------
First American
Corp. (The)                                          105,400          4,230,756
--------------------------------------------------------------------------------
FPIC Insurance
Group, Inc. 1,2                                       63,700          1,868,321
--------------------------------------------------------------------------------
Great American
Financial Resources,
Inc.                                                  15,300            303,093
--------------------------------------------------------------------------------
HCC Insurance
Holdings, Inc.                                        99,300          3,760,491
--------------------------------------------------------------------------------
Hilb, Rogal &
Hamilton Co. 2                                        98,900          3,402,160
--------------------------------------------------------------------------------
Horace Mann
Educators Corp.                                      287,600          5,412,632
--------------------------------------------------------------------------------
Independence
Holding Co. 2                                          7,160            126,374
--------------------------------------------------------------------------------
Infinity Property
& Casualty Corp. 2                                   116,000          4,046,080
--------------------------------------------------------------------------------
IPC Holdings Ltd.                                      9,700            384,314
--------------------------------------------------------------------------------
LandAmerica
Financial Group,
Inc. 2                                               137,300          8,151,501

                   29 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Markel Corp. 1                                         6,300    $     2,135,700
--------------------------------------------------------------------------------
Meadowbrook
Insurance Group,
Inc. 1                                                   100                524
--------------------------------------------------------------------------------
Mercury General
Corp.                                                 16,400            894,128
--------------------------------------------------------------------------------
National Western
Life Insurance
Co., Cl. A 1                                           4,200            814,338
--------------------------------------------------------------------------------
Odyssey Re
Holdings Corp. 2                                     141,400          3,489,752
--------------------------------------------------------------------------------
Ohio Casualty Corp.                                  308,000          7,447,440
--------------------------------------------------------------------------------
Old Republic
International Corp.                                  115,300          2,915,937
--------------------------------------------------------------------------------
Partnerre Holdings
Ltd.                                                  26,200          1,687,804
--------------------------------------------------------------------------------
Philadelphia
Consolidated
Holding Co. 1                                         56,100          4,755,036
--------------------------------------------------------------------------------
Phoenix Cos., Inc.
(The) 2                                              227,900          2,712,010
--------------------------------------------------------------------------------
Presidential Life
Corp. 2                                               12,600            215,586
--------------------------------------------------------------------------------
ProAssurance Corp. 1                                  75,400          3,148,704
--------------------------------------------------------------------------------
ProCentury Corp.                                     126,600          1,269,798
--------------------------------------------------------------------------------
Protective Life Corp.                                 63,100          2,664,082
--------------------------------------------------------------------------------
Pxre Group Ltd.                                        9,500            239,590
--------------------------------------------------------------------------------
Reinsurance Group
of America, Inc.                                      35,300          1,641,803
--------------------------------------------------------------------------------
RLI Corp. 2                                          131,300          5,855,980
--------------------------------------------------------------------------------
Safety Insurance
Group, Inc. 2                                         75,700          2,555,632
--------------------------------------------------------------------------------
Selective Insurance
Group, Inc. 2                                        154,700          7,665,385
--------------------------------------------------------------------------------
StanCorp Financial
Group, Inc.                                           73,100          5,597,998
--------------------------------------------------------------------------------
State Auto
Financial Corp.                                       84,000          2,607,360
--------------------------------------------------------------------------------
Stewart Information
Services Corp. 2                                      95,300          4,002,600
--------------------------------------------------------------------------------
Triad Guaranty, Inc. 1,2                               5,600            282,184
--------------------------------------------------------------------------------
UICI                                                  83,500          2,485,795

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
United America
Indemnity Ltd.,
Cl. A 1                                               14,357    $       246,797
--------------------------------------------------------------------------------
United Fire &
Casualty Co. 2                                       105,600          4,690,752
--------------------------------------------------------------------------------
Unitrin, Inc.                                         78,400          3,849,440
--------------------------------------------------------------------------------
Universal American
Financial Corp. 1,2                                  356,600          8,066,292
--------------------------------------------------------------------------------
Vesta Insurance
Group, Inc. 2                                         37,900             98,540
--------------------------------------------------------------------------------
Zenith National
Insurance Corp.                                      113,100          7,674,966
                                                                ----------------
                                                                    165,030,570

--------------------------------------------------------------------------------
REAL ESTATE--2.1%
Acadia Realty Trust                                   14,100            262,965
--------------------------------------------------------------------------------
Agree Realty Corp.                                    56,600          1,712,150
--------------------------------------------------------------------------------
Alexandria Real
Estate Equities, Inc.                                 13,000            954,850
--------------------------------------------------------------------------------
Amli Residential
Properties Trust 2                                     9,200            287,592
--------------------------------------------------------------------------------
Arden Realty, Inc.                                    29,800          1,072,204
--------------------------------------------------------------------------------
Associated Estates
Realty Corp.                                          23,200            214,136
--------------------------------------------------------------------------------
Brandywine Realty
Trust                                                 55,900          1,713,335
--------------------------------------------------------------------------------
Camden Property
Trust                                                  8,600            462,250
--------------------------------------------------------------------------------
Capital Automotive
REIT                                                  18,800            717,596
--------------------------------------------------------------------------------
Capital Trust, Cl. A                                     100              3,341
--------------------------------------------------------------------------------
Capstead Mortgage
Corp. 2                                               14,100            116,748
--------------------------------------------------------------------------------
CarrAmerica
Realty Corp.                                          23,300            842,994
--------------------------------------------------------------------------------
CBL & Associates
Properties, Inc.                                      31,600          1,361,012
--------------------------------------------------------------------------------
Colonial Properties
Trust 2                                               18,326            806,344
--------------------------------------------------------------------------------
Consolidated-Tomoka
Land Co. 2                                            15,700          1,350,200
--------------------------------------------------------------------------------
Corporate Office
Properties Trust                                      37,100          1,092,595

                   30 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE Continued
Correctional
Properties Trust                                      14,900    $       421,670
--------------------------------------------------------------------------------
CRT Properties, Inc.                                  18,800            513,240
--------------------------------------------------------------------------------
Entertainment
Properties Trust                                       6,400            294,400
--------------------------------------------------------------------------------
Equity Inns, Inc.                                    113,100          1,504,230
--------------------------------------------------------------------------------
Federal Realty
Investment Trust                                      15,700            926,300
--------------------------------------------------------------------------------
First Industrial
Realty Trust, Inc. 2                                  32,600          1,300,740
--------------------------------------------------------------------------------
Forest City
Enterprises, Inc.,
Cl. A                                                 10,100            717,100
--------------------------------------------------------------------------------
Friedman, Billings,
Ramsey Group,
Inc., Cl. A 2                                         46,300            662,090
--------------------------------------------------------------------------------
Getty Realty Corp. 2                                  23,800            659,260
--------------------------------------------------------------------------------
Glenborough Realty
Trust, Inc.                                            9,400            193,546
--------------------------------------------------------------------------------
Glimcher Realty
Trust 2                                               24,900            690,975
--------------------------------------------------------------------------------
Health Care REIT,
Inc. 2                                                37,600          1,417,144
--------------------------------------------------------------------------------
Healthcare Realty
Trust, Inc. 2                                         37,300          1,440,153
--------------------------------------------------------------------------------
Heritage Property
Investment Trust 2                                    25,000            875,500
--------------------------------------------------------------------------------
Highwoods
Properties, Inc.                                      28,200            839,232
--------------------------------------------------------------------------------
HRPT Properties
Trust                                                 50,700            630,201
--------------------------------------------------------------------------------
Jones Lang LaSalle,
Inc. 1                                               136,600          6,041,818
--------------------------------------------------------------------------------
Kilroy Realty Corp.                                   26,100          1,239,489
--------------------------------------------------------------------------------
Lexington Corporate
Properties Trust                                      69,900          1,699,269
--------------------------------------------------------------------------------
LTC Properties, Inc.                                  12,200            252,540
--------------------------------------------------------------------------------
Macerich Co. (The)                                     6,400            429,120
--------------------------------------------------------------------------------
Mack-Cali Realty
Corp.                                                 18,800            851,640
--------------------------------------------------------------------------------
Maguire
Properties, Inc.                                      16,900            478,946

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE Continued
Mid-America
Apartment
Communities, Inc.                                     28,100    $     1,276,302
--------------------------------------------------------------------------------
Mills Corp.                                           23,500          1,428,565
--------------------------------------------------------------------------------
Nationwide Health
Properties, Inc.                                      47,100          1,112,031
--------------------------------------------------------------------------------
Omega Healthcare
Investors, Inc.                                       14,100            181,326
--------------------------------------------------------------------------------
Pan Pacific Retail
Properties, Inc.                                      16,000          1,062,080
--------------------------------------------------------------------------------
Parkway
Properties, Inc. 2                                     5,500            275,055
--------------------------------------------------------------------------------
Pennsylvania Real
Estate Investment
Trust 2                                               36,300          1,724,250
--------------------------------------------------------------------------------
Prentiss Properties
Trust                                                  6,800            247,792
--------------------------------------------------------------------------------
PS Business Parks, Inc.                                6,600            293,370
--------------------------------------------------------------------------------
RAIT Investment
Trust 2                                                7,400            221,630
--------------------------------------------------------------------------------
Ramco-Gershenson
Properties Trust 2                                    26,500            775,920
--------------------------------------------------------------------------------
Realty Income Corp. 2                                 18,500            463,240
--------------------------------------------------------------------------------
Redwood Trust, Inc.                                    9,400            485,040
--------------------------------------------------------------------------------
Regency Centers
Corp.                                                  9,700            554,840
--------------------------------------------------------------------------------
Senior Housing
Properties Trust 2                                    40,000            756,400
--------------------------------------------------------------------------------
Simon Property
Group, Inc.                                            1,702            123,378
--------------------------------------------------------------------------------
SL Green Realty
Corp.                                                 14,100            909,450
--------------------------------------------------------------------------------
Spirit Finance Corp.                                 154,000          1,809,500
--------------------------------------------------------------------------------
Stratus Properties,
Inc. 1                                                16,466            293,095
--------------------------------------------------------------------------------
Tanger Factory
Outlet Centers, Inc.                                  67,800          1,825,854
--------------------------------------------------------------------------------
Town & Country
Trust 2                                               11,300            322,163
--------------------------------------------------------------------------------
Trammell Crow Co. 1                                  157,800          3,825,072
--------------------------------------------------------------------------------
Trizec Properties,
Inc.                                                  18,900            388,773

                   31 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE Continued
United Capital
Corp. 1                                                3,500    $        90,825
--------------------------------------------------------------------------------
United Dominion
Realty Trust, Inc.                                    27,800            668,590
--------------------------------------------------------------------------------
Ventas, Inc.                                          23,500            709,700
--------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                  16,800            491,904
--------------------------------------------------------------------------------
Weingarten Realty
Investors                                             22,100            866,762
                                                                ----------------
                                                                     60,231,822

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.4%
Accredited Home
Lenders Holding
Co. 1,2                                               76,300          3,357,200
--------------------------------------------------------------------------------
Bank Mutual Corp. 2                                  163,694          1,810,456
--------------------------------------------------------------------------------
Clifton Savings Bancorp, Inc. 2                       10,000            105,600
--------------------------------------------------------------------------------
Fremont General Corp. 2                              126,300          3,072,879
--------------------------------------------------------------------------------
PMI Group, Inc.
(The)                                                 11,600            452,168
--------------------------------------------------------------------------------
Radian Group, Inc.                                    37,900          1,789,638
                                                                ----------------
                                                                     10,587,941

--------------------------------------------------------------------------------
HEALTH CARE--11.3%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.9%
Affymetrix, Inc. 1,2                                  12,000            647,160
--------------------------------------------------------------------------------
Albany Molecular
Research, Inc. 1                                      29,200            408,800
--------------------------------------------------------------------------------
Alexion
Pharmaceuticals,
Inc. 1,2                                              27,700            638,208
--------------------------------------------------------------------------------
Applera Corp./
Applied Biosystems
Group                                                172,200          3,387,174
--------------------------------------------------------------------------------
Arena
Pharmaceuticals,
Inc. 1                                                72,300            493,086
--------------------------------------------------------------------------------
Array BioPharma,
Inc. 1,2                                             235,500          1,483,650
--------------------------------------------------------------------------------
BioMarin
Pharmaceutical, Inc. 1                                41,400            310,086
--------------------------------------------------------------------------------
Bone Care
International, Inc. 1                                 23,400            771,498

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Caliper Life
Sciences, Inc. 1                                       1,500    $         8,400
--------------------------------------------------------------------------------
Enzo Biochem, Inc. 2                                  15,400            276,122
--------------------------------------------------------------------------------
ID Biomedical Corp. 1                                 60,100            982,034
--------------------------------------------------------------------------------
ImmunoGen, Inc. 1,2                                   35,100            203,229
--------------------------------------------------------------------------------
Invitrogen Corp. 1,2                                  48,100          4,006,249
--------------------------------------------------------------------------------
Medarex, Inc. 1,2                                     27,700            230,741
--------------------------------------------------------------------------------
Myriad Genetics,
Inc. 1,2                                              78,800          1,233,220
--------------------------------------------------------------------------------
Northfield
Laboratories, Inc. 1                                  17,400            248,994
--------------------------------------------------------------------------------
Orchid Cellmark,
Inc. 1,2                                              69,500            751,295
--------------------------------------------------------------------------------
Techne Corp. 1,2                                      83,700          3,842,667
--------------------------------------------------------------------------------
Third Wave
Technologies, Inc. 1                                 244,400            960,492
--------------------------------------------------------------------------------
United
Therapeutics Corp. 1,2                                86,800          4,183,760
--------------------------------------------------------------------------------
Vertex
Pharmaceuticals,
Inc. 1                                                23,000            387,320
                                                                ----------------
                                                                     25,454,185

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.1%
ABIOMED, Inc. 1,2                                        824              7,045
--------------------------------------------------------------------------------
Adeza Biomedical
Corp. 1,2                                             19,500            331,110
--------------------------------------------------------------------------------
Advanced Medical
Optics, Inc. 1                                        60,966          2,423,399
--------------------------------------------------------------------------------
American Medical
Systems Holdings,
Inc. 1                                               217,100          4,483,115
--------------------------------------------------------------------------------
Analogic Corp.                                         8,200            412,624
--------------------------------------------------------------------------------
Anika Therapeutics,
Inc. 1,2                                              78,500            901,965
--------------------------------------------------------------------------------
Arrow International,
Inc.                                                  53,600          1,709,840
--------------------------------------------------------------------------------
Aspect Medical
Systems, Inc. 1,2                                    120,100          3,571,774
--------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                   44,800          3,718,400
--------------------------------------------------------------------------------
Bio-Rad
Laboratories,
Inc., Cl. A 1                                         22,900          1,355,909

                   32 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
ConMed Corp. 1,2                                     153,100    $     4,710,887
--------------------------------------------------------------------------------
Conor Medsystems,
Inc. 1,2                                              18,700            287,045
--------------------------------------------------------------------------------
Cutera, Inc. 1,2                                      30,900            536,115
--------------------------------------------------------------------------------
Dade Behring
Holdings, Inc.                                        40,900          2,658,909
--------------------------------------------------------------------------------
Dentsply
International, Inc.                                   30,500          1,647,000
--------------------------------------------------------------------------------
DJ Orthopedics, Inc. 1,2                             103,900          2,849,977
--------------------------------------------------------------------------------
Edwards
Lifesciences Corp. 1                                  68,200          2,933,964
--------------------------------------------------------------------------------
Haemonetics Corp. 1,2                                145,000          5,892,800
--------------------------------------------------------------------------------
HealthTronics, Inc. 1,2                               75,500            980,745
--------------------------------------------------------------------------------
Hologic, Inc. 1,2                                    130,388          5,182,923
--------------------------------------------------------------------------------
ICU Medical, Inc. 1                                    6,500            209,105
--------------------------------------------------------------------------------
Inamed Corp. 1                                        12,450            833,777
--------------------------------------------------------------------------------
Intuitive Surgical,
Inc. 1,2                                              93,000          4,337,520
--------------------------------------------------------------------------------
Kensey Nash Corp. 1,2                                 13,986            422,937
--------------------------------------------------------------------------------
Lifecore
Biomedical, Inc. 1                                     3,200             34,880
--------------------------------------------------------------------------------
Lifeline Systems,
Inc. 1,2                                              55,300          1,776,236
--------------------------------------------------------------------------------
Matthews
International
Corp., Cl. A 2                                        58,500          2,279,160
--------------------------------------------------------------------------------
Medical Action
Industries, Inc. 1                                    23,700            423,045
--------------------------------------------------------------------------------
Mentor Corp. 2                                       143,000          5,931,640
--------------------------------------------------------------------------------
Meridian
Bioscience, Inc.                                     151,500          2,870,925
--------------------------------------------------------------------------------
NuVasive, Inc. 1,2                                    27,600            458,712
--------------------------------------------------------------------------------
OraSure
Technologies, Inc. 1,2                                63,000            629,370
--------------------------------------------------------------------------------
Palomar Medical
Technologies, Inc. 1,2                                18,168            434,579
--------------------------------------------------------------------------------
ResMed, Inc. 1,2                                      18,800          1,240,612
--------------------------------------------------------------------------------
Respironics, Inc. 1                                   35,200          1,271,072
--------------------------------------------------------------------------------
SonoSite, Inc. 1,2                                    39,700          1,232,288
--------------------------------------------------------------------------------
SurModics, Inc. 1,2                                   29,700          1,288,089
--------------------------------------------------------------------------------
Sybron Dental
Specialties, Inc. 1                                  139,900          5,263,038

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Thermo Electron
Corp. 1                                               27,500    $       738,925
--------------------------------------------------------------------------------
Thoratec Corp. 1                                       9,300            142,662
--------------------------------------------------------------------------------
Varian, Inc. 1                                        62,500          2,361,875
--------------------------------------------------------------------------------
Ventana Medical
Systems, Inc. 1,2                                    119,200          4,795,416
--------------------------------------------------------------------------------
Viasys Healthcare,
Inc. 1                                                97,100          2,193,489
--------------------------------------------------------------------------------
Vital Signs, Inc.                                     12,600            545,832
--------------------------------------------------------------------------------
West Pharmaceutical
Services, Inc. 2                                      69,300          1,943,865
                                                                ----------------
                                                                     90,254,595

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--6.4%
Advisory Board
Co. (The) 1,2                                         11,700            570,258
--------------------------------------------------------------------------------
Alderwoods
Group, Inc. 1                                          4,000             57,480
--------------------------------------------------------------------------------
Allscripts Healthcare
Solutions, Inc. 1,2                                  294,400          4,889,984
--------------------------------------------------------------------------------
America Service
Group, Inc. 1                                         24,800            393,080
--------------------------------------------------------------------------------
American
Healthways, Inc. 1,2                                 200,200          8,462,454
--------------------------------------------------------------------------------
American
Retirement Corp. 1,2                                  91,600          1,339,192
--------------------------------------------------------------------------------
AMERIGROUP
Corp. 1                                               13,600            546,720
--------------------------------------------------------------------------------
AMN Healthcare
Services, Inc. 1,2                                    65,100            978,453
--------------------------------------------------------------------------------
AmSurg Corp. 1,2                                      81,600          2,259,504
--------------------------------------------------------------------------------
Apria Healthcare
Group, Inc. 1                                        186,200          6,449,968
--------------------------------------------------------------------------------
Beverly Enterprises,
Inc. 1,2                                             516,500          6,580,210
--------------------------------------------------------------------------------
Bio-Reference
Laboratories, Inc. 1                                  58,074            806,067
--------------------------------------------------------------------------------
Cantel Medical
Corp. 1,2                                             30,800            503,888
--------------------------------------------------------------------------------
Cerner Corp. 1,2                                      48,700          3,310,139
--------------------------------------------------------------------------------
Chemed Corp.                                         128,500          5,253,080
--------------------------------------------------------------------------------
Community Health
Systems, Inc. 1                                       82,700          3,125,233

                   33 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Computer Programs
& Systems, Inc.                                       74,900    $     2,791,523
--------------------------------------------------------------------------------
CorVel Corp. 1                                         4,050            101,736
--------------------------------------------------------------------------------
Covance, Inc. 1                                       43,400          1,947,358
--------------------------------------------------------------------------------
Coventry Health
Care, Inc. 1                                           4,000            283,000
--------------------------------------------------------------------------------
Cross Country
Healthcare, Inc. 1,2                                  75,700          1,286,900
--------------------------------------------------------------------------------
Dendrite
International, Inc. 1,2                               35,200            485,760
--------------------------------------------------------------------------------
Emageon, Inc. 1,2                                     30,500            427,305
--------------------------------------------------------------------------------
Genesis HealthCare
Corp. 1,2                                            174,428          8,072,528
--------------------------------------------------------------------------------
Gentiva Health
Services, Inc. 1,2                                   152,200          2,718,292
--------------------------------------------------------------------------------
Health Net, Inc. 1                                    97,900          3,735,864
--------------------------------------------------------------------------------
HealthExtras, Inc. 1,2                                16,800            337,176
--------------------------------------------------------------------------------
Horizon Health
Corp. 1                                                4,000             93,560
--------------------------------------------------------------------------------
Humana, Inc. 1                                        67,400          2,678,476
--------------------------------------------------------------------------------
IDX Systems Corp. 1                                   44,600          1,344,244
--------------------------------------------------------------------------------
Kindred
Healthcare, Inc. 1,2                                 216,600          8,579,526
--------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                   153,186          7,423,394
--------------------------------------------------------------------------------
LHC Group, Inc. 1,2                                  120,100          2,183,418
--------------------------------------------------------------------------------
Lincare Holdings,
Inc. 1                                                92,100          3,761,364
--------------------------------------------------------------------------------
Magellan Health
Services, Inc. 1                                       8,200            289,542
--------------------------------------------------------------------------------
Manor Care, Inc.                                      61,100          2,427,503
--------------------------------------------------------------------------------
Matria Healthcare,
Inc. 1,2                                              84,749          2,731,460
--------------------------------------------------------------------------------
MedCath Corp. 1,2                                     91,200          2,534,448
--------------------------------------------------------------------------------
Merge Technologies,
Inc. 1,2                                              43,000            806,250
--------------------------------------------------------------------------------
National HealthCare
Corp. 2                                               15,000            529,650
--------------------------------------------------------------------------------
National Medical
Health Card Systems,
Inc. 1                                                13,700            329,622
--------------------------------------------------------------------------------
Option Care, Inc. 2                                  248,750          3,507,375
--------------------------------------------------------------------------------
Owens & Minor, Inc.                                  195,500          6,324,425

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
PacifiCare Health
Systems, Inc. 1                                       48,300    $     3,451,035
--------------------------------------------------------------------------------
Parexel International
Corp. 1,2                                             99,900          1,983,015
--------------------------------------------------------------------------------
Pediatrix Medical
Group, Inc. 1                                        117,400          8,633,596
--------------------------------------------------------------------------------
Per-Se
Technologies, Inc. 1,2                               160,100          3,365,302
--------------------------------------------------------------------------------
Pharmaceutical
Product
Development, Inc. 1                                   22,200          1,040,292
--------------------------------------------------------------------------------
PRA International 1                                    7,300            195,494
--------------------------------------------------------------------------------
PSS World Medical,
Inc. 1,2                                             105,200          1,309,740
--------------------------------------------------------------------------------
RehabCare Group,
Inc. 1                                               101,000          2,699,730
--------------------------------------------------------------------------------
Res-Care, Inc. 1,2                                    84,300          1,143,108
--------------------------------------------------------------------------------
Service Corp.
International                                        328,200          2,632,164
--------------------------------------------------------------------------------
Sierra Health
Services, Inc. 1,2                                   124,200          8,875,332
--------------------------------------------------------------------------------
Stewart
Enterprises, Inc.                                    504,300          3,298,122
--------------------------------------------------------------------------------
Sunrise Senior
Living, Inc. 1,2                                     140,000          7,557,200
--------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                               84,900          4,638,936
--------------------------------------------------------------------------------
Trizetto Group, Inc. 1                               136,500          1,912,365
--------------------------------------------------------------------------------
U.S. Physical
Therapy, Inc. 1                                        6,400            122,752
--------------------------------------------------------------------------------
United Surgical
Partners
International, Inc. 1,2                              188,400          9,811,872
--------------------------------------------------------------------------------
Universal Health
Services, Inc., Cl. B                                 48,800          3,034,384
--------------------------------------------------------------------------------
VCA Antech, Inc. 1                                   196,400          4,762,700
--------------------------------------------------------------------------------
WellChoice, Inc. 1                                    43,900          3,049,733
                                                                ----------------
                                                                    186,774,281

--------------------------------------------------------------------------------
PHARMACEUTICALS--0.9%
Alpharma, Inc., Cl. A 2                               76,900          1,112,743
--------------------------------------------------------------------------------
Barr Pharmaceuticals,
Inc. 1                                                84,900          4,138,026

                   34 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Caraco
Pharmaceutical
Laboratories Ltd. 1                                   20,800    $       178,464
--------------------------------------------------------------------------------
CNS, Inc. 2                                           49,500          1,131,075
--------------------------------------------------------------------------------
DOV
Pharmaceutical, Inc. 1,2                               7,600            141,816
--------------------------------------------------------------------------------
Encysive
Pharmaceuticals, Inc. 1                              142,800          1,543,668
--------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings, Inc. 1,2                                    43,300          1,137,924
--------------------------------------------------------------------------------
First Horizon
Pharmaceutical
Corp. 1,2                                            160,400          3,054,016
--------------------------------------------------------------------------------
Hi-Tech Pharmacal
Co., Inc. 1                                           82,400          2,625,264
--------------------------------------------------------------------------------
Kos Pharmaceuticals,
Inc. 1,2                                              44,100          2,888,550
--------------------------------------------------------------------------------
Medicis
Pharmaceutical
Corp., Cl. A 2                                       261,600          8,300,568
--------------------------------------------------------------------------------
Perrigo Co.                                            1,200             16,728
                                                                ----------------
                                                                     26,268,842

--------------------------------------------------------------------------------
INDUSTRIALS--16.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
AAR Corp. 1                                           59,900            941,029
--------------------------------------------------------------------------------
Astronics Corp.,
Cl. B 1                                                7,900             69,915
--------------------------------------------------------------------------------
Aviall, Inc. 1                                       141,900          4,482,621
--------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                  65,500          1,023,765
--------------------------------------------------------------------------------
DRS Technologies,
Inc.                                                  83,200          4,266,496
--------------------------------------------------------------------------------
ESCO Technologies,
Inc. 1,2                                              68,400          6,894,720
--------------------------------------------------------------------------------
Goodrich Corp.                                       107,700          4,411,392
--------------------------------------------------------------------------------
HEICO Corp., Cl. A                                       750             13,515
--------------------------------------------------------------------------------
Innovative Solutions
& Support, Inc. 1,2                                  104,849          3,519,781
--------------------------------------------------------------------------------
Moog, Inc., Cl. A 1,2                                 83,400          2,626,266
--------------------------------------------------------------------------------
Precision Castparts
Corp.                                                 17,700          1,378,830
--------------------------------------------------------------------------------
Teledyne
Technologies, Inc. 1                                 148,100          4,825,098

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Triumph Group, Inc. 1                                  1,900    $        66,044
                                                                ----------------
                                                                     34,519,472

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.1%
ABX Air, Inc. 1                                      183,700          1,497,155
--------------------------------------------------------------------------------
Dynamex, Inc. 1                                       38,200            650,928
--------------------------------------------------------------------------------
Forward Air Corp.                                     34,050            962,594
--------------------------------------------------------------------------------
Hub Group, Inc.,
Cl. A 1                                                8,100            202,905
--------------------------------------------------------------------------------
Park-Ohio
Holdings Corp. 1                                       4,700             78,349
                                                                ----------------
                                                                      3,391,931

--------------------------------------------------------------------------------
AIRLINES--0.6%
Alaska Air
Group, Inc. 1,2                                      212,500          6,321,875
--------------------------------------------------------------------------------
AMR Corp. 1,2                                        128,400          1,554,924
--------------------------------------------------------------------------------
Continental
Airlines, Inc., Cl. B 1,2                            137,500          1,826,000
--------------------------------------------------------------------------------
ExpressJet
Holdings, Inc. 1,2                                   189,900          1,616,049
--------------------------------------------------------------------------------
Frontier Airlines,
Inc. 1,2                                             134,400          1,388,352
--------------------------------------------------------------------------------
Hawaiian Holdings,
Inc. 1                                                64,000            259,840
--------------------------------------------------------------------------------
Mesa Air Group,
Inc. 1,2                                             234,700          1,574,837
--------------------------------------------------------------------------------
Pinnacle Airlines
Corp. 1,2                                             30,000            257,700
--------------------------------------------------------------------------------
SkyWest, Inc.                                        112,800          2,050,704
--------------------------------------------------------------------------------
World Air
Holdings, Inc. 1                                      54,000            632,880
                                                                ----------------
                                                                     17,483,161

--------------------------------------------------------------------------------
BUILDING PRODUCTS--1.0%
Apogee Enterprises,
Inc.                                                 101,600          1,561,592
--------------------------------------------------------------------------------
Builders FirstSource,
Inc. 1,2                                             374,900          6,073,380
--------------------------------------------------------------------------------
Crane Co.                                             53,200          1,399,160
--------------------------------------------------------------------------------
Lennox International,
Inc. 2                                               325,100          6,882,367

                   35 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
BUILDING PRODUCTS Continued
NCI Building
Systems, Inc. 1,2                                     22,600    $       741,280
--------------------------------------------------------------------------------
Universal Forest
Products, Inc. 2                                      87,200          3,614,440
--------------------------------------------------------------------------------
USG Corp. 1,2                                        126,300          5,367,750
--------------------------------------------------------------------------------
Watsco, Inc.                                          79,100          3,369,660
                                                                ----------------
                                                                     29,009,629

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.3%
ABM Industries, Inc.                                 104,000          2,028,000
--------------------------------------------------------------------------------
Adesa, Inc.                                           87,400          1,902,698
--------------------------------------------------------------------------------
Administaff, Inc. 2                                  179,400          4,262,544
--------------------------------------------------------------------------------
American
Reprographics Co. 1                                   38,900            625,901
--------------------------------------------------------------------------------
Asset Acceptance
Capital Corp. 1,2                                     35,400            917,214
--------------------------------------------------------------------------------
Banta Corp.                                          123,500          5,601,960
--------------------------------------------------------------------------------
Brady Corp., Cl. A 2                                 154,100          4,777,100
--------------------------------------------------------------------------------
Bright Horizons
Family Solutions,
Inc. 1,2                                             158,000          6,433,760
--------------------------------------------------------------------------------
Brink's Co. (The)                                     39,400          1,418,400
--------------------------------------------------------------------------------
Clean Harbors, Inc. 1,2                              119,800          2,597,264
--------------------------------------------------------------------------------
CompX
International, Inc. 2                                  6,500            108,875
--------------------------------------------------------------------------------
Consolidated
Graphics, Inc. 1                                     125,700          5,124,789
--------------------------------------------------------------------------------
Copart, Inc. 1                                        58,100          1,382,780
--------------------------------------------------------------------------------
Corporate Executive
Board Co.                                             26,300          2,060,079
--------------------------------------------------------------------------------
CPI Corp.                                              8,200            148,010
--------------------------------------------------------------------------------
DeVry, Inc 1                                          25,900            515,410
--------------------------------------------------------------------------------
DiamondCluster
International, Inc. 1                                150,900          1,705,170
--------------------------------------------------------------------------------
Dun & Bradstreet
Corp. 1                                               56,600          3,489,390
--------------------------------------------------------------------------------
Duratek, Inc. 1,2                                     42,900            994,422
--------------------------------------------------------------------------------
Equifax, Inc.                                        132,600          4,735,146
--------------------------------------------------------------------------------
Exponent, Inc. 1                                      55,800          1,594,764
--------------------------------------------------------------------------------
G&K Services,
Inc., Cl. A                                           54,100          2,041,193

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
General Binding
Corp. 1                                               17,200    $       377,024
--------------------------------------------------------------------------------
Geo Group, Inc.
(The) 1                                               27,100            678,855
--------------------------------------------------------------------------------
Harland (John H.) Co.                                174,600          6,634,800
--------------------------------------------------------------------------------
Healthcare Services
Group, Inc. 2                                        168,075          3,374,946
--------------------------------------------------------------------------------
Heidrick & Struggles
International, Inc. 1,2                              125,258          3,266,729
--------------------------------------------------------------------------------
HNI Corp.                                             68,800          3,519,120
--------------------------------------------------------------------------------
Hudson Highland
Group, Inc. 1,2                                       63,700            993,083
--------------------------------------------------------------------------------
Ikon Office
Solutions, Inc.                                      105,400          1,002,354
--------------------------------------------------------------------------------
Imagistics
International, Inc. 1,2                               11,000            308,000
--------------------------------------------------------------------------------
Integrated Alarm
Services Group,
Inc. 1,2                                             113,400            497,826
--------------------------------------------------------------------------------
ITT Educational
Services, Inc. 1                                       8,000            427,360
--------------------------------------------------------------------------------
Jackson Hewitt Tax
Service, Inc.                                        189,700          4,484,508
--------------------------------------------------------------------------------
Knoll, Inc.                                          150,300          2,571,633
--------------------------------------------------------------------------------
Korn-Ferry
International 1,2                                    292,000          5,183,000
--------------------------------------------------------------------------------
Labor Ready, Inc. 1,2                                349,800          8,153,838
--------------------------------------------------------------------------------
McGrath RentCorp 2                                    68,648          1,626,958
--------------------------------------------------------------------------------
Miller (Herman), Inc.                                 80,600          2,485,704
--------------------------------------------------------------------------------
Mobile Mini, Inc. 1,2                                 31,800          1,096,464
--------------------------------------------------------------------------------
PHH Corp. 1,2                                        199,000          5,118,280
--------------------------------------------------------------------------------
Portfolio Recovery
Associates, Inc. 1,2                                 122,500          5,147,450
--------------------------------------------------------------------------------
Pre-Paid Legal
Services, Inc. 2                                      47,100          2,103,015
--------------------------------------------------------------------------------
PRG-Schultz
International, Inc. 1,2                               92,200            260,004
--------------------------------------------------------------------------------
Republic Services,
Inc.                                                  97,100          3,496,571
--------------------------------------------------------------------------------
Resources
Connection, Inc. 1,2                                 111,000          2,578,530

                   36 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Robert Half
International, Inc.                                   53,200    $     1,328,404
--------------------------------------------------------------------------------
Rollins, Inc. 2                                      169,150          3,389,766
--------------------------------------------------------------------------------
Rush Enterprises,
Inc., Cl. A 1,2                                       46,400            618,976
--------------------------------------------------------------------------------
ServiceMaster
Co. (The)                                            193,100          2,587,540
--------------------------------------------------------------------------------
SITEL Corp. 1,2                                       64,900            136,939
--------------------------------------------------------------------------------
Sotheby's Holdings,
Inc., Cl. A 1                                        239,900          3,286,630
--------------------------------------------------------------------------------
Spherion Corp. 1,2                                   149,100            984,060
--------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                               108,600          1,504,110
--------------------------------------------------------------------------------
TeleTech Holdings,
Inc. 1,2                                             382,900          3,120,635
--------------------------------------------------------------------------------
United Stationers,
Inc. 1                                                91,600          4,497,560
--------------------------------------------------------------------------------
Vertrue, Inc. 1,2                                     24,300            946,728
--------------------------------------------------------------------------------
Viad Corp.                                           115,300          3,267,602
--------------------------------------------------------------------------------
Volt Information
Sciences, Inc. 1                                      30,000            711,900
--------------------------------------------------------------------------------
Waste Connections,
Inc. 1,2                                             110,200          4,109,358
--------------------------------------------------------------------------------
Waste Industries
USA, Inc.                                              1,800             25,452
--------------------------------------------------------------------------------
Watson Wyatt
& Co. Holdings 2                                      34,400            881,672
--------------------------------------------------------------------------------
West Corp. 1,2                                        46,300          1,777,920
                                                                ----------------
                                                                    153,026,173

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.3%
Comfort Systems
USA, Inc. 1                                          105,900            696,822
--------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                  124,100          6,068,490
--------------------------------------------------------------------------------
Granite
Construction, Inc.                                    44,800          1,258,880
--------------------------------------------------------------------------------
Insituform
Technologies, Inc.,
Cl. A 1,2                                             39,100            626,773
--------------------------------------------------------------------------------
McDermott
International, Inc. 1                                160,700          3,374,700
--------------------------------------------------------------------------------
Perini Corp. 1                                       125,900          2,067,278
--------------------------------------------------------------------------------
Quanta Services,
Inc. 1,2                                             236,300          2,079,440

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING Continued
Shaw Group, Inc.
(The) 1,2                                            191,400    $     4,117,014
--------------------------------------------------------------------------------
URS Corp. 1                                          230,900          8,624,115
--------------------------------------------------------------------------------
Washington Group
International, Inc. 1,2                              170,600          8,721,072
                                                                ----------------
                                                                     37,634,584

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.0%
Active Power, Inc. 1                                   5,400             17,550
--------------------------------------------------------------------------------
Acuity Brands, Inc. 2                                106,200          2,728,278
--------------------------------------------------------------------------------
American Power
Conversion Corp.                                     133,800          3,156,342
--------------------------------------------------------------------------------
AMETEK, Inc.                                          10,400            435,240
--------------------------------------------------------------------------------
Baldor Electric Co. 2                                 37,500            912,000
--------------------------------------------------------------------------------
Energy Conversion
Devices, Inc. 1,2                                    127,200          2,846,736
--------------------------------------------------------------------------------
Evergreen Solar,
Inc. 1,2                                              56,300            362,009
--------------------------------------------------------------------------------
General Cable
Corp. 1,2                                            150,200          2,227,466
--------------------------------------------------------------------------------
Genlyte Group,
Inc. (The) 1                                         112,900          5,502,746
--------------------------------------------------------------------------------
II-VI, Inc. 1,2                                       17,326            318,625
--------------------------------------------------------------------------------
LSI Industries, Inc.                                  14,500            202,130
--------------------------------------------------------------------------------
Preformed Line
Products Co.                                           6,536            266,669
--------------------------------------------------------------------------------
Smith (A.O.) Corp.                                    64,700          1,728,137
--------------------------------------------------------------------------------
Thomas & Betts
Corp. 1                                              132,700          3,747,448
--------------------------------------------------------------------------------
Vicor Corp. 2                                         79,200          1,077,120
--------------------------------------------------------------------------------
Woodward
Governor Co. 2                                        38,367          3,223,979
                                                                ----------------
                                                                     28,752,475

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.2%
Alleghany Corp.                                        6,600          1,960,200
--------------------------------------------------------------------------------
Carlisle Cos., Inc.                                   27,000          1,853,010
--------------------------------------------------------------------------------
Raven Industries,
Inc. 2                                                67,600          1,583,192
--------------------------------------------------------------------------------
Teleflex, Inc.                                        16,500            979,605
--------------------------------------------------------------------------------
Tredegar Corp.                                        49,600            773,760
                                                                ----------------
                                                                      7,149,767

                   37 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY--3.2%
Alamo Group, Inc.                                      6,200    $       115,754
--------------------------------------------------------------------------------
Albany International
Corp., Cl. A                                         153,600          4,932,096
--------------------------------------------------------------------------------
American Science
& Engineering, Inc. 1                                 25,800          1,144,488
--------------------------------------------------------------------------------
Ampco-Pittsburgh
Corp. 2                                                9,100            109,200
--------------------------------------------------------------------------------
Astec Industries, Inc. 1                              99,700          2,312,043
--------------------------------------------------------------------------------
Barnes Group, Inc. 2                                  45,500          1,506,050
--------------------------------------------------------------------------------
Bucyrus International,
Inc., Cl. A 2                                        102,106          3,877,986
--------------------------------------------------------------------------------
Cascade Corp.                                         31,000          1,340,750
--------------------------------------------------------------------------------
Chicago Bridge &
Iron Co. NV                                          133,800          3,058,668
--------------------------------------------------------------------------------
CIRCOR
International, Inc.                                   28,600            705,562
--------------------------------------------------------------------------------
Cummins, Inc.                                         53,100          3,961,791
--------------------------------------------------------------------------------
EnPro Industries, Inc. 1                              36,400          1,050,868
--------------------------------------------------------------------------------
Flanders Corp. 1,2                                    16,700            150,300
--------------------------------------------------------------------------------
Flowserve Corp. 1                                    261,700          7,919,042
--------------------------------------------------------------------------------
Freightcar America,
Inc. 1                                               103,700          2,056,371
--------------------------------------------------------------------------------
Harsco Corp.                                          66,900          3,649,395
--------------------------------------------------------------------------------
Hexcel Corp. 1,2                                     149,500          2,529,540
--------------------------------------------------------------------------------
Idex Corp. 2                                           6,900            266,409
--------------------------------------------------------------------------------
JLG Industries, Inc. 2                               101,000          2,775,480
--------------------------------------------------------------------------------
Joy Global, Inc.                                      91,450          3,071,806
--------------------------------------------------------------------------------
Kadant, Inc. 1,2                                       2,800             61,404
--------------------------------------------------------------------------------
Lincoln Electric
Holdings, Inc. 2                                       7,900            261,885
--------------------------------------------------------------------------------
Manitowoc Co.,
Inc. (The)                                             6,700            274,834
--------------------------------------------------------------------------------
Middleby Corp.
(The) 1,2                                             14,102            745,432
--------------------------------------------------------------------------------
Mueller Industries,
Inc.                                                 146,500          3,970,150
--------------------------------------------------------------------------------
NACCO Industries,
Inc., Cl. A                                           41,600          4,460,352
--------------------------------------------------------------------------------
Nordson Corp.                                         26,100            894,708
--------------------------------------------------------------------------------
Oshkosh Truck
Corp.                                                 40,300          3,154,684

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Pall Corp.                                           126,100    $     3,828,396
--------------------------------------------------------------------------------
Stewart & Stevenson
Services, Inc.                                       284,100          6,437,706
--------------------------------------------------------------------------------
Sun Hydraulics
Corp. 2                                               16,800            611,352
--------------------------------------------------------------------------------
Terex Corp. 1                                        108,300          4,267,020
--------------------------------------------------------------------------------
Thomas Industries,
Inc.                                                  14,700            587,412
--------------------------------------------------------------------------------
Titan International,
Inc. 2                                               114,300          1,597,914
--------------------------------------------------------------------------------
Toro Co. (The)                                       176,500          6,814,665
--------------------------------------------------------------------------------
Wabash National
Corp. 2                                              152,100          3,685,383
--------------------------------------------------------------------------------
Wabtec Corp.                                         180,100          3,868,548
                                                                ----------------
                                                                     92,055,444

--------------------------------------------------------------------------------
MARINE--0.2%
Alexander &
Baldwin, Inc.                                         79,900          3,703,365
--------------------------------------------------------------------------------
Frozen Food Express
Industries, Inc. 1                                     7,100             80,372
--------------------------------------------------------------------------------
Kirby Corp. 1                                         30,400          1,371,040
--------------------------------------------------------------------------------
Sea Containers
Ltd., Cl. A 2                                         16,300            260,311
                                                                ----------------
                                                                      5,415,088

--------------------------------------------------------------------------------
ROAD & RAIL--1.6%
Amerco, Inc. 2                                        34,000          1,820,700
--------------------------------------------------------------------------------
Arkansas Best Corp. 2                                124,900          3,973,069
--------------------------------------------------------------------------------
C.H. Robinson
Worldwide, Inc.                                       18,000          1,047,600
--------------------------------------------------------------------------------
CNF Transportation,
Inc.                                                  95,000          4,265,500
--------------------------------------------------------------------------------
Dollar Thrifty
Automotive
Group, Inc. 1,2                                      115,200          4,375,296
--------------------------------------------------------------------------------
Florida East Coast
Industries, Inc., C1. A                               58,400          2,528,720
--------------------------------------------------------------------------------
Genesee &
Wyoming, Inc.,
Cl. A 1,2                                             83,500          2,272,035
--------------------------------------------------------------------------------
Heartland
Express, Inc. 2                                       59,950          1,164,829

                   38 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ROAD & RAIL Continued
Hunt (J.B.) Transport
Services, Inc.                                        36,500    $       704,450
--------------------------------------------------------------------------------
Kansas City
Southern 1,2                                          71,500          1,442,870
--------------------------------------------------------------------------------
Laidlaw
International, Inc. 1                                202,600          4,882,660
--------------------------------------------------------------------------------
Mullen
Transportation, Inc.                                  30,200          1,515,916
--------------------------------------------------------------------------------
Overnite Corp.                                        58,900          2,531,522
--------------------------------------------------------------------------------
Pacer International,
Inc. 1                                               144,000          3,137,760
--------------------------------------------------------------------------------
SCS Transportation,
Inc. 1                                                47,099            838,362
--------------------------------------------------------------------------------
Swift Transportation
Co., Inc. 1,2                                        327,900          7,636,791
--------------------------------------------------------------------------------
Universal Truckload
Services, Inc. 1                                      52,854            892,704
--------------------------------------------------------------------------------
USA Truck, Inc. 1,2                                    3,000             74,250
--------------------------------------------------------------------------------
Werner Enterprises,
Inc.                                                   7,500            147,300
--------------------------------------------------------------------------------
Yellow Roadway
Corp. 1,2                                             29,366          1,491,793
                                                                ----------------
                                                                     46,744,127

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.9%
Applied Industrial
Technologies, Inc. 2                                 239,500          7,733,455
--------------------------------------------------------------------------------
BlueLinx Holdings,
Inc.                                                 100,876          1,067,268
--------------------------------------------------------------------------------
GATX Corp. 2                                         280,500          9,677,250
--------------------------------------------------------------------------------
Lawson Products,
Inc.                                                   5,600            217,392
--------------------------------------------------------------------------------
UAP Holding Corp.                                    176,700          2,933,220
--------------------------------------------------------------------------------
United Rentals, Inc. 1,2                             125,000          2,526,250
--------------------------------------------------------------------------------
WESCO
International, Inc. 1                                 30,200            947,676
                                                                ----------------
                                                                     25,102,511

--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Interpool, Inc.                                       15,700            335,666

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE Continued
Macquarie
Infrastructure
Co. Trust                                             18,000    $       510,840
                                                                ----------------
                                                                        846,506

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.4%
ADTRAN, Inc.                                         248,900          6,170,231
--------------------------------------------------------------------------------
Anaren
Microwave, Inc. 1,2                                   12,800            168,320
--------------------------------------------------------------------------------
Black Box Corp.                                       64,100          2,269,140
--------------------------------------------------------------------------------
Brocade
Communications
Systems, Inc. 1                                      665,400          2,581,752
--------------------------------------------------------------------------------
Brooktrout, Inc. 1                                     1,800             20,088
--------------------------------------------------------------------------------
CommScope, Inc. 1,2                                   45,000            783,450
--------------------------------------------------------------------------------
Comtech
Telecommunications
Corp. 1,2                                            141,550          4,618,777
--------------------------------------------------------------------------------
Comverse
Technology, Inc. 1                                    92,600          2,189,990
--------------------------------------------------------------------------------
Digi International,
Inc. 1                                               205,409          2,436,151
--------------------------------------------------------------------------------
Echelon Corp. 1                                        7,400             50,912
--------------------------------------------------------------------------------
F5 Networks, Inc. 1,2                                 47,500          2,243,663
--------------------------------------------------------------------------------
Foundry Networks,
Inc. 1,2                                             100,000            863,000
--------------------------------------------------------------------------------
Harris Corp.                                         103,900          3,242,719
--------------------------------------------------------------------------------
Netgear, Inc. 1,2                                    233,700          4,346,820
--------------------------------------------------------------------------------
Packeteer, Inc. 1,2                                  124,200          1,751,220
--------------------------------------------------------------------------------
Paradyne Networks,
Inc. 1                                                36,501             66,067
--------------------------------------------------------------------------------
Performance
Technologies, Inc. 1,2                               106,800            590,604
--------------------------------------------------------------------------------
SiRF Technology
Holdings, Inc. 1                                      19,100            337,688
--------------------------------------------------------------------------------
SpectraLink Corp. 2                                   84,900            893,148
--------------------------------------------------------------------------------
Symmetricom, Inc. 1,2                                380,800          3,948,896
                                                                ----------------
                                                                     39,572,636

                   39 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.4%
Electronics for
Imaging, Inc. 1                                      304,200    $     6,400,368
--------------------------------------------------------------------------------
Hutchinson
Technology, Inc. 1                                   145,000          5,583,950
--------------------------------------------------------------------------------
Imation Corp.                                        126,900          4,922,451
--------------------------------------------------------------------------------
InFocus Corp. 1,2                                     37,100            153,594
--------------------------------------------------------------------------------
Intergraph Corp. 1,2                                 183,900          6,337,194
--------------------------------------------------------------------------------
M-Systems Flash
Disk Pioneers Ltd. 1                                  96,800          1,855,656
--------------------------------------------------------------------------------
Maxtor Corp. 1                                        54,100            281,320
--------------------------------------------------------------------------------
NCR Corp. 1                                           67,000          2,353,040
--------------------------------------------------------------------------------
Pinnacle Systems,
Inc. 1                                               144,600            795,300
--------------------------------------------------------------------------------
Quantum Corp. 1,2                                    301,400            895,158
--------------------------------------------------------------------------------
Rimage Corp. 1                                         6,600            140,118
--------------------------------------------------------------------------------
SimpleTech, Inc. 1                                    91,300            349,679
--------------------------------------------------------------------------------
Storage Technology
Corp. 1                                              125,800          4,565,282
--------------------------------------------------------------------------------
Stratasys, Inc. 1                                      7,000            228,760
--------------------------------------------------------------------------------
Western Digital
Corp. 1                                              540,200          7,249,484
                                                                ----------------
                                                                     42,111,354

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
Agilysys, Inc. 2                                     140,700          2,208,990
--------------------------------------------------------------------------------
Amphenol Corp.,
Cl. A                                                114,800          4,611,516
--------------------------------------------------------------------------------
Anixter
International, Inc. 1                                 60,500          2,248,785
--------------------------------------------------------------------------------
BEI Technologies,
Inc. 2                                                 5,400            144,072
--------------------------------------------------------------------------------
Belden CDT, Inc. 2                                    82,800          1,755,360
--------------------------------------------------------------------------------
Bell Microproducts,
Inc. 1,2                                              32,303            303,648
--------------------------------------------------------------------------------
Brightpoint, Inc. 1,2                                 81,600          1,810,704
--------------------------------------------------------------------------------
Coherent, Inc. 1,2                                   225,700          8,127,457
--------------------------------------------------------------------------------
CyberOptics Corp. 1,2                                  6,600             85,800
--------------------------------------------------------------------------------
Dionex Corp. 1,2                                      16,700            728,287
--------------------------------------------------------------------------------
Electro Scientific
Industries, Inc. 1                                   152,000          2,717,760
--------------------------------------------------------------------------------
Fargo Electronics,
Inc. 1                                                16,400            327,836

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Hypercom Corp. 1,2                                   157,600    $     1,019,672
--------------------------------------------------------------------------------
Identix, Inc. 1,2                                    111,700            561,851
--------------------------------------------------------------------------------
Ingram Micro,
Inc., Cl. A 1                                         51,200            801,792
--------------------------------------------------------------------------------
Keithley
Instruments, Inc. 2                                  100,500          1,548,705
--------------------------------------------------------------------------------
Komag, Inc. 1,2                                       41,400          1,174,518
--------------------------------------------------------------------------------
LoJack Corp. 1,2                                      38,300            672,548
--------------------------------------------------------------------------------
Methode
Electronics, Inc.,
Cl. A                                                 15,000            178,050
--------------------------------------------------------------------------------
Mettler-Toledo
International, Inc. 1                                 32,300          1,504,534
--------------------------------------------------------------------------------
MTS Systems Corp. 2                                  102,700          3,448,666
--------------------------------------------------------------------------------
PAR Technology
Corp. 1                                               11,800            377,600
--------------------------------------------------------------------------------
Park Electrochemical
Corp.                                                109,500          2,759,400
--------------------------------------------------------------------------------
Paxar Corp. 1                                        217,200          3,855,300
--------------------------------------------------------------------------------
PC Connection, Inc. 1                                 61,500            382,530
--------------------------------------------------------------------------------
RadiSys Corp. 1,2                                     60,000            969,000
--------------------------------------------------------------------------------
Rofin-Sinar
Technologies, Inc. 1                                  12,000            393,600
--------------------------------------------------------------------------------
Trimble
Navigation Ltd. 1                                     66,300          2,583,711
--------------------------------------------------------------------------------
UNOVA, Inc. 1,2                                      129,400          3,445,922
--------------------------------------------------------------------------------
Zygo Corp. 1                                          44,400            435,120
                                                                ----------------
                                                                     51,182,734

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.6%
AsiaInfo Holdings,
Inc. 1,2                                             161,700            890,967
--------------------------------------------------------------------------------
Blue Coat
Systems, Inc. 1                                       18,400            549,792
--------------------------------------------------------------------------------
Corillian Corp. 1                                    102,380            317,378
--------------------------------------------------------------------------------
Covansys Corp. 1                                      37,000            475,450
--------------------------------------------------------------------------------
CyberSource Corp. 1                                  203,691          1,488,981
--------------------------------------------------------------------------------
Digital Insight Corp. 1                              155,228          3,713,054
--------------------------------------------------------------------------------
EarthLink, Inc. 1                                    814,200          7,050,972
--------------------------------------------------------------------------------
eCollege.com, Inc. 1,2                                   400              4,760
--------------------------------------------------------------------------------
InfoSpace, Inc. 1,2                                    8,800            289,784

                   40 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
Internet Security Systems, Inc. 1                    309,600    $     6,281,784
--------------------------------------------------------------------------------
Interwoven, Inc. 1                                   187,400          1,411,122
--------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                      18,300            630,252
--------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                        32,200          1,707,888
--------------------------------------------------------------------------------
Online Resources & Communications Corp. 1,2          115,100          1,301,781
--------------------------------------------------------------------------------
Salesforce.com, Inc. 1,2                              23,100            473,088
--------------------------------------------------------------------------------
SeeBeyond Technology Corp. 1,2                        15,300             63,954
--------------------------------------------------------------------------------
Selectica, Inc. 1                                     21,700             66,619
--------------------------------------------------------------------------------
SonicWALL, Inc. 1                                    387,900          2,090,781
--------------------------------------------------------------------------------
United Online, Inc.                                  492,850          5,352,351
--------------------------------------------------------------------------------
ValueClick, Inc. 1,2                                 306,200          3,775,446
--------------------------------------------------------------------------------
WebEx Communications,
Inc. 1,2                                              84,700          2,236,927
--------------------------------------------------------------------------------
Websense, Inc. 1,2                                   126,000          6,054,300
                                                                ----------------
                                                                     46,227,431

--------------------------------------------------------------------------------
IT SERVICES--1.5%
American Software, Inc.                                8,500             49,130
--------------------------------------------------------------------------------
Anteon
International Corp. 1                                102,800          4,689,736
--------------------------------------------------------------------------------
Aquantive, Inc. 1,2                                   41,500            735,380
--------------------------------------------------------------------------------
CACI International,
Inc., Cl. A 1                                         51,300          3,240,108
--------------------------------------------------------------------------------
CheckFree Corp. 1                                     62,000          2,111,720
--------------------------------------------------------------------------------
CSG Systems
International, Inc. 1                                307,600          5,838,248
--------------------------------------------------------------------------------
eFunds Corp. 1                                       211,200          3,799,488
--------------------------------------------------------------------------------
Euronet
Worldwide, Inc. 1,2                                    7,100            206,397
--------------------------------------------------------------------------------
Fastclick, Inc. 1,2                                   92,200            839,020
--------------------------------------------------------------------------------
Forrester Research,
Inc. 1,2                                               4,200             74,886

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES Continued
Global Payments,
Inc.                                                  34,900    $     2,366,220
--------------------------------------------------------------------------------
Information
Resources, Inc. 1                                     10,300              6,180
--------------------------------------------------------------------------------
infoUSA, Inc.                                        234,468          2,743,276
--------------------------------------------------------------------------------
Integral Systems, Inc.                                   800             18,104
--------------------------------------------------------------------------------
Intrado, Inc. 1,2                                     19,200            287,232
--------------------------------------------------------------------------------
iPayment
Holdings, Inc. 1,2                                     2,300             83,996
--------------------------------------------------------------------------------
Keane, Inc. 1                                         99,400          1,361,780
--------------------------------------------------------------------------------
ManTech
International Corp. 1,2                              128,800          3,997,952
--------------------------------------------------------------------------------
Maximus, Inc. 2                                       66,600          2,350,314
--------------------------------------------------------------------------------
Pegasus Solutions,
Inc. 1,2                                              35,100            391,365
--------------------------------------------------------------------------------
Perot Systems
Corp., Cl. A 1,2                                     170,200          2,420,244
--------------------------------------------------------------------------------
Sabre Holdings Corp.                                  17,900            357,105
--------------------------------------------------------------------------------
SI International, Inc. 1,2                            11,100            332,556
--------------------------------------------------------------------------------
SRA International,
Inc., Cl. A 1,2                                       87,500          3,038,000
--------------------------------------------------------------------------------
SS&C Technologies,
Inc.                                                  40,250          1,275,120
--------------------------------------------------------------------------------
Startek, Inc. 2                                       21,400            351,388
--------------------------------------------------------------------------------
Sykes Enterprises,
Inc. 1                                                31,000            293,880
--------------------------------------------------------------------------------
Vasco Data Security
International, Inc. 1,2                              128,800          1,249,360
                                                                ----------------
                                                                     44,508,185

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.5%
ADE Corp. 1                                          138,200          3,876,510
-------------------------------------------------------------------------------
Advanced Energy-
Industries, Inc. 1,2                                 107,700            846,522
--------------------------------------------------------------------------------
AMIS Holdings,
Inc. 1,2                                              24,400            325,496
--------------------------------------------------------------------------------
ATMI, Inc. 1,2                                       218,900          6,350,289
--------------------------------------------------------------------------------
Axcelis
Technologies, Inc. 1                                 474,300          3,253,698
--------------------------------------------------------------------------------
Cabot
Microelectronics
Corp. 1,2                                             55,700          1,614,743

                   41 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Cascade Microtech,
Inc. 1,2                                              42,600    $       621,960
--------------------------------------------------------------------------------
Cohu, Inc.                                            35,400            709,770
--------------------------------------------------------------------------------
Cree, Inc. 1,2                                       146,400          3,728,808
--------------------------------------------------------------------------------
Cymer, Inc. 1,2                                      188,900          4,977,515
--------------------------------------------------------------------------------
Cypress
Semiconductor
Corp. 1,2                                            286,000          3,600,740
--------------------------------------------------------------------------------
Diodes, Inc. 1,2                                      68,504          2,137,325
--------------------------------------------------------------------------------
DSP Group, Inc. 1                                     92,291          2,202,986
--------------------------------------------------------------------------------
Entegris, Inc. 1,2                                    56,100            555,390
--------------------------------------------------------------------------------
FEI Co. 1,2                                           77,200          1,760,932
--------------------------------------------------------------------------------
Freescale
Semiconductor,
Inc., Cl. A 1                                         14,200            298,342
--------------------------------------------------------------------------------
Genesis Microchip,
Inc. 1,2                                              18,400            339,664
--------------------------------------------------------------------------------
Helix Technology
Corp.                                                 42,200            560,416
--------------------------------------------------------------------------------
Integrated Device
Technology, Inc. 1                                   681,600          7,327,200
--------------------------------------------------------------------------------
International
Rectifier Corp. 1                                     16,400            782,608
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                 78,400          1,471,568
--------------------------------------------------------------------------------
IXYS Corp. 1,2                                        88,300          1,252,094
--------------------------------------------------------------------------------
Lam Research Corp. 1                                 116,800          3,380,192
--------------------------------------------------------------------------------
LSI Logic Corp. 1                                    401,200          3,406,188
--------------------------------------------------------------------------------
MEMC Electronic
Materials, Inc. 1                                    148,200          2,337,114
--------------------------------------------------------------------------------
Micrel, Inc. 1                                       602,200          6,937,344
--------------------------------------------------------------------------------
Microsemi Corp. 1                                    324,800          6,106,240
--------------------------------------------------------------------------------
Microtune, Inc. 1,2                                  193,300            969,400
--------------------------------------------------------------------------------
MIPS Technologies,
Inc., Cl. A 1                                        215,100          1,548,720
--------------------------------------------------------------------------------
Mykrolis Corp. 1                                     139,000          1,975,190
--------------------------------------------------------------------------------
Nanometrics, Inc. 1,2                                  4,900             61,201
--------------------------------------------------------------------------------
NVIDIA Corp. 1                                        87,500          2,338,000
--------------------------------------------------------------------------------
OmniVision
Technologies, Inc. 1,2                               463,200          6,294,888
--------------------------------------------------------------------------------
PDF Solutions, Inc. 1,2                               87,200          1,144,064

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Photronics, Inc. 1                                   270,100    $     6,304,134
--------------------------------------------------------------------------------
Rudolph
Technologies, Inc. 1,2                                12,900            184,857
--------------------------------------------------------------------------------
Silicon Storage
Technology, Inc. 2                                    70,900            285,727
--------------------------------------------------------------------------------
Skyworks
Solutions, Inc. 1,2                                  201,800          1,487,266
--------------------------------------------------------------------------------
Supertex, Inc. 1,2                                     3,800             67,108
--------------------------------------------------------------------------------
Trident
Microsystems, Inc. 1,2                                63,900          1,449,891
--------------------------------------------------------------------------------
Ultra Clean
Holdings, Inc. 1                                      20,700            154,215
--------------------------------------------------------------------------------
Varian
Semiconductor
Equipment
Associates, Inc. 1,2                                 179,900          6,656,300
-------------------------------------------------------------------------------
Virage Logic Corp. 1,2                                29,700            305,910
                                                                ----------------
                                                                    101,988,525

--------------------------------------------------------------------------------
SOFTWARE--4.0%
Activision, Inc. 1                                   125,500          2,073,260
--------------------------------------------------------------------------------
Ansoft Corp. 1,2                                      73,973          1,787,188
--------------------------------------------------------------------------------
Ansys, Inc. 1,2                                      209,700          7,446,447
--------------------------------------------------------------------------------
Aspect
Communications
Corp. 1                                              169,411          1,902,486
--------------------------------------------------------------------------------
Atari, Inc. 1                                         69,700            193,766
--------------------------------------------------------------------------------
BEA Systems, Inc. 1                                  119,500          1,049,210
--------------------------------------------------------------------------------
Blackbaud, Inc.                                       79,400          1,071,900
--------------------------------------------------------------------------------
Borland Software
Corp. 1                                              361,900          2,482,634
--------------------------------------------------------------------------------
Bottomline
Technologies, Inc. 1                                 114,400          1,712,568
--------------------------------------------------------------------------------
Cadence Design
Systems, Inc. 1                                      207,300          2,831,718
--------------------------------------------------------------------------------
Captiva Software
Corp. 1                                               20,200            291,688
--------------------------------------------------------------------------------
Catapult
Communications
Corp. 1                                              105,100          1,793,006
--------------------------------------------------------------------------------
CCC Information
Services Group, Inc. 1                                27,600            661,020

                   42 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Compuware Corp. 1                                    322,200    $     2,316,618
--------------------------------------------------------------------------------
Entrust
Technologies, Inc. 1,2                               234,500          1,123,255
--------------------------------------------------------------------------------
EPIQ Systems, Inc. 1                                  11,000            179,960
--------------------------------------------------------------------------------
ePlus, inc. 1                                         16,900            194,350
--------------------------------------------------------------------------------
FactSet Research
Systems, Inc. 2                                       66,050          2,367,232
--------------------------------------------------------------------------------
Fair Isaac Corp.                                      23,400            854,100
--------------------------------------------------------------------------------
FileNet Corp. 1,2                                    176,300          4,432,182
--------------------------------------------------------------------------------
Informatica Corp. 1,2                                436,900          3,665,591
--------------------------------------------------------------------------------
InterVideo, Inc. 1                                    22,700            326,426
--------------------------------------------------------------------------------
InterVoice-Brite,
Inc. 1,2                                             121,600          1,049,408
--------------------------------------------------------------------------------
Macromedia, Inc. 1                                    38,000          1,452,360
--------------------------------------------------------------------------------
Macrovision Corp. 1                                  105,000          2,366,700
--------------------------------------------------------------------------------
McAfee, Inc. 1                                       191,400          5,010,852
--------------------------------------------------------------------------------
Micromuse, Inc. 1                                     46,200            261,492
--------------------------------------------------------------------------------
MICROS Systems,
Inc. 1                                               153,100          6,851,225
--------------------------------------------------------------------------------
Mobius
Management
Systems, Inc. 1                                        2,600             17,160
--------------------------------------------------------------------------------
Moldflow Corp. 1,2                                     2,500             32,375
--------------------------------------------------------------------------------
MRO Software, Inc. 1,2                               120,900          1,766,349
--------------------------------------------------------------------------------
MSC.Software
Corp. 1,2                                             32,200            442,750
--------------------------------------------------------------------------------
Parametric
Technology Corp. 1                                 1,555,400          9,923,452
--------------------------------------------------------------------------------
Pervasive
Software, Inc. 1                                       2,700             11,437
--------------------------------------------------------------------------------
Progress Software
Corp. 1,2                                            212,700          6,412,905
--------------------------------------------------------------------------------
Quality Systems, Inc. 2                               15,200            720,176
--------------------------------------------------------------------------------
Quest Software, Inc. 1                               229,800          3,132,174
--------------------------------------------------------------------------------
Radiant Systems,
Inc. 1                                               114,700          1,307,580
--------------------------------------------------------------------------------
Reynolds & Reynolds
Co., Cl. A                                            15,500            418,965
--------------------------------------------------------------------------------
Smith Micro
Software, Inc. 1                                       2,100              9,198
--------------------------------------------------------------------------------
SPSS, Inc. 1                                          10,300            197,863

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Sybase, Inc. 1                                       153,300    $     2,813,055
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                     229,700          3,829,099
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1,2                                   197,600          5,028,920
--------------------------------------------------------------------------------
TALX Corp.                                            18,400            531,944
--------------------------------------------------------------------------------
THQ, Inc. 1,2                                        134,200          3,928,034
--------------------------------------------------------------------------------
Transaction Systems
Architects, Inc.,
Cl. A 1                                              328,331          8,086,793
--------------------------------------------------------------------------------
Ulticom, Inc. 1                                       15,349            162,853
--------------------------------------------------------------------------------
Ultimate Software
Group, Inc. (The) 1,2                                108,900          1,785,960
--------------------------------------------------------------------------------
Verint Systems, Inc. 1                                 9,000            289,440
--------------------------------------------------------------------------------
Wind River
Systems, Inc. 1                                      226,500          3,551,520
--------------------------------------------------------------------------------
Witness Systems,
Inc. 1,2                                             137,900          2,513,917
                                                                ----------------
                                                                    114,662,561

--------------------------------------------------------------------------------
MATERIALS--5.9%
--------------------------------------------------------------------------------
CHEMICALS--2.0%
Agrium, Inc.                                         235,700          4,622,077
--------------------------------------------------------------------------------
Cabot Corp.                                           16,400            541,200
--------------------------------------------------------------------------------
Compass Minerals
International, Inc.                                  129,700          3,034,980
--------------------------------------------------------------------------------
Crompton Corp. 2                                     282,400          3,995,960
--------------------------------------------------------------------------------
Eastman
Chemical Co.                                          83,700          4,616,055
--------------------------------------------------------------------------------
Engelhard Corp.                                       94,900          2,709,395
--------------------------------------------------------------------------------
FMC Corp. 1                                          123,000          6,905,220
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                    209,100          7,121,946
--------------------------------------------------------------------------------
Georgia Gulf Corp.                                    99,400          3,086,370
--------------------------------------------------------------------------------
Great Lakes
Chemical Corp.                                        66,200          2,083,314
--------------------------------------------------------------------------------
Hercules, Inc. 1                                         800             11,320
--------------------------------------------------------------------------------
MacDermid, Inc.                                      108,500          3,380,860
--------------------------------------------------------------------------------
NL Industries, Inc.                                   50,900            783,351
--------------------------------------------------------------------------------
NOVA Chemicals
Corp.                                                 29,400            898,464
--------------------------------------------------------------------------------
OM Group, Inc. 1                                     126,400          3,120,816
--------------------------------------------------------------------------------
PolyOne Corp. 1                                      291,700          1,931,054

                   43 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
Scotts Miracle-Gro
Co. (The), Cl. A 1                                    40,600    $     2,891,126
--------------------------------------------------------------------------------
Sensient Technologies
Corp.                                                 41,000            845,010
--------------------------------------------------------------------------------
Stepan Co.                                            16,300            360,230
--------------------------------------------------------------------------------
Valhi, Inc. 2                                         21,200            371,000
--------------------------------------------------------------------------------
Valspar Corp. (The)                                   31,100          1,501,819
--------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                 310,200          2,416,458
--------------------------------------------------------------------------------
Wellman, Inc.                                        238,800          2,433,372
                                                                ----------------
                                                                     59,661,397

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.7%
AMCOL International
Corp. 2                                                  800             15,032
--------------------------------------------------------------------------------
Eagle Materials, Inc. 2                               85,200          7,888,668
--------------------------------------------------------------------------------
Eagle Materials,
Inc., Cl. B 2                                          1,300            117,637
--------------------------------------------------------------------------------
Florida Rock
Industries, Inc.                                      17,800          1,305,630
--------------------------------------------------------------------------------
Lafarge North
America, Inc.                                         42,600          2,659,944
--------------------------------------------------------------------------------
Martin Marietta
Materials, Inc.                                       70,100          4,845,312
--------------------------------------------------------------------------------
Texas Industries, Inc.                                29,800          1,675,654
--------------------------------------------------------------------------------
Vulcan Materials Co.                                  16,500          1,072,335
                                                                ----------------
                                                                     19,580,212

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
Ball Corp.                                            42,100          1,513,916
--------------------------------------------------------------------------------
Caraustar
Industries, Inc. 1,2                                 114,800          1,205,400
--------------------------------------------------------------------------------
Crown Holdings,
Inc. 1                                               311,700          4,435,491
--------------------------------------------------------------------------------
Graphic Packaging
Corp. 1,2                                             62,100            226,665
--------------------------------------------------------------------------------
Greif, Inc., Cl. A                                    98,200          6,000,020
--------------------------------------------------------------------------------
Longview Fibre Co.                                    93,300          1,917,315
--------------------------------------------------------------------------------
Myers Industries,
Inc. 2                                                14,500            181,250
--------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                               200,000          5,010,000
--------------------------------------------------------------------------------
Pactiv Corp. 1                                        29,400            634,452
--------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                     300              3,795

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Silgan Holdings, Inc.                                118,000    $     6,636,320
                                                                ----------------
                                                                     27,764,624

--------------------------------------------------------------------------------
METALS & MINING--1.8%
AK Steel Holding
Corp. 1,2                                            119,200            764,072
--------------------------------------------------------------------------------
Aleris International,
Inc. 1                                               123,300          2,780,415
--------------------------------------------------------------------------------
Amerigo Resources
Ltd. 1                                               779,600          1,145,348
--------------------------------------------------------------------------------
Carpenter
Technology Corp. 2                                   154,600          8,008,280
--------------------------------------------------------------------------------
Castle (A.M.) & Co. 1,2                               44,100            681,786
--------------------------------------------------------------------------------
Commercial
Metals Co.                                           186,700          4,447,194
--------------------------------------------------------------------------------
Desert Sun
Mining Corp. 1                                       184,300            300,849
--------------------------------------------------------------------------------
Dynatec Corp. 1                                    1,276,100          1,354,008
--------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                36,900            341,834
--------------------------------------------------------------------------------
Goldcorp, Inc.                                        27,575            438,652
--------------------------------------------------------------------------------
HudBay Minerals,
Inc. 1                                               323,900            679,418
--------------------------------------------------------------------------------
Inmet Mining Corp. 1                                 136,200          1,761,974
--------------------------------------------------------------------------------
LionOre Mining
International Ltd. 1                                 300,700          1,543,750
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                 23,700            425,563
--------------------------------------------------------------------------------
Metal Management,
Inc. 2                                               147,400          2,852,190
--------------------------------------------------------------------------------
Oregon Steel Mills,
Inc. 1,2                                             107,200          1,844,912
--------------------------------------------------------------------------------
Quanex Corp. 2                                       175,350          9,295,304
--------------------------------------------------------------------------------
Reliance Steel &
Aluminum Co.                                         140,600          5,212,042
--------------------------------------------------------------------------------
Roanoke Electric
Steel Corp. 2                                         10,400            171,808
--------------------------------------------------------------------------------
RTI International
Metals, Inc. 1,2                                      20,700            650,187
--------------------------------------------------------------------------------
Schnitzer Steel
Industries, Inc. 2                                    13,500            319,950
--------------------------------------------------------------------------------
Southern Peru
Copper Corp. 2                                        23,500          1,006,740
--------------------------------------------------------------------------------
Steel Dynamics, Inc. 2                               143,000          3,753,750

                   44 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
United States Steel
Corp.                                                 13,700    $       470,869
--------------------------------------------------------------------------------
Worthington
Industries, Inc.                                      71,200          1,124,960
                                                                ----------------
                                                                     51,375,855

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
Buckeye
Technologies, Inc. 1,2                               135,700          1,081,529
--------------------------------------------------------------------------------
Deltic Timber Corp. 2                                  4,300            163,529
--------------------------------------------------------------------------------
Glatfelter                                           165,400          2,050,960
--------------------------------------------------------------------------------
Louisiana-Pacific
Corp.                                                112,400          2,762,792
--------------------------------------------------------------------------------
Neenah Paper, Inc. 2                                  25,500            789,735
--------------------------------------------------------------------------------
Pope & Talbot, Inc.                                  116,300          1,290,930
--------------------------------------------------------------------------------
Potlatch Corp.                                       112,900          5,908,057
                                                                ----------------
                                                                     14,047,532

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.4%
Alaska
Communications
Systems Group, Inc. 2                                217,900          2,159,389
--------------------------------------------------------------------------------
AXXENT, Inc. 1,5                                     100,000                 --
--------------------------------------------------------------------------------
CenturyTel, Inc.                                     120,000          4,155,600
--------------------------------------------------------------------------------
Commonwealth
Telephone
Enterprises, Inc.                                     27,500          1,152,525
--------------------------------------------------------------------------------
CT Communications,
Inc.                                                  38,500            502,425
--------------------------------------------------------------------------------
FairPoint
Communications,
Inc.                                                  28,200            455,430
--------------------------------------------------------------------------------
North Pittsburgh
Systems, Inc. 2                                       66,200          1,294,872
--------------------------------------------------------------------------------
Premiere Global
Services, Inc. 1,2                                   258,200          2,915,078
--------------------------------------------------------------------------------
Shenandoah
Telecommunications
Co.2                                                   4,300            170,925
--------------------------------------------------------------------------------
Talk America
Holdings, Inc. 1                                      36,800            368,368
                                                                ----------------
                                                                     13,174,612

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
Centennial
Communications
Corp. 1,2                                             34,100    $       473,308
--------------------------------------------------------------------------------
Telephone & Data
Systems, Inc.,
Special Shares                                        22,900            877,986
--------------------------------------------------------------------------------
UbiquiTel, Inc. 1,2                                  373,300          3,046,128
--------------------------------------------------------------------------------
United States
Cellular Corp. 1                                      22,000          1,098,680
--------------------------------------------------------------------------------
US Unwired, Inc.,
Cl. A 1                                               30,400            176,928
                                                                ----------------
                                                                      5,673,030

--------------------------------------------------------------------------------
UTILITIES--2.7%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.4%
ALLETE, Inc. 2                                        91,700          4,575,830
--------------------------------------------------------------------------------
Black Hills Corp.                                     54,000          1,989,900
--------------------------------------------------------------------------------
Canadian Hydro
Developers, Inc. 1                                   406,000          1,322,184
--------------------------------------------------------------------------------
CenterPoint
Energy, Inc.                                         118,200          1,561,422
--------------------------------------------------------------------------------
CH Energy
Group, Inc. 2                                         84,000          4,084,920
--------------------------------------------------------------------------------
Cleco Corp. 2                                         11,100            239,427
--------------------------------------------------------------------------------
CMS Energy Corp. 1,2                                 515,500          7,763,430
--------------------------------------------------------------------------------
Green Mountain
Power Corp.                                           11,300            337,192
--------------------------------------------------------------------------------
IDACORP, Inc.                                          7,100            217,473
--------------------------------------------------------------------------------
Northeast
Utilities Co.                                         45,700            953,302
--------------------------------------------------------------------------------
NRG Energy, Inc. 1,2                                  95,200          3,579,520
--------------------------------------------------------------------------------
NSTAR, Inc.                                           36,300          1,119,129
--------------------------------------------------------------------------------
Ormat Technologies,
Inc. 2                                               217,600          4,156,160
--------------------------------------------------------------------------------
PNM Resources, Inc.                                  116,400          3,353,484
--------------------------------------------------------------------------------
UIL Holdings Corp. 2                                  19,700          1,060,057
--------------------------------------------------------------------------------
Wisconsin Energy
Corp.                                                 95,000          3,705,000
--------------------------------------------------------------------------------
WPS Resources
Corp.                                                 37,600          2,115,000
                                                                ----------------
                                                                     42,133,430

                   45 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
GAS UTILITIES--0.9%
Atmos Energy Corp.                                     146,400   $    4,216,320
--------------------------------------------------------------------------------
Chesapeake Utilities
Corp.                                                   12,200          372,710
--------------------------------------------------------------------------------
Energen Corp.                                           28,500          998,925
--------------------------------------------------------------------------------
New Jersey
Resources Corp.                                         13,100          632,075
--------------------------------------------------------------------------------
Nicor, Inc. 2                                           64,700        2,663,699
--------------------------------------------------------------------------------
Northwest Natural
Gas Co. 2                                               43,900        1,678,736
--------------------------------------------------------------------------------
ONEOK, Inc.                                             99,400        3,245,410
--------------------------------------------------------------------------------
Peoples Energy
Corp. 2                                                 35,200        1,529,792
--------------------------------------------------------------------------------
South Jersey
Industries, Inc.                                        12,600          770,112
--------------------------------------------------------------------------------
Southwest Gas Corp.                                     88,500        2,257,635
--------------------------------------------------------------------------------
UGI Corp.                                               69,800        1,947,420
--------------------------------------------------------------------------------
WGL Holdings, Inc. 2                                   141,400        4,756,696
                                                                 ---------------
                                                                     25,069,530

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
Avista Corp.                                            27,200          505,648
--------------------------------------------------------------------------------
Energy East Corp.                                      114,600        3,321,108
--------------------------------------------------------------------------------
MDU Resources
Group, Inc.                                             27,400          771,846
--------------------------------------------------------------------------------
Sierra Pacific
Resources 1,2                                          474,200        5,903,790
                                                                 ---------------
                                                                     10,502,392
                                                                 ---------------

Total Common Stocks
(Cost $2,347,367,288)                                             2,839,415,250

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Simon Property
Group Inc., 6% Cv.,
Non-Vtg.
(Cost $93,170)                                           1,740          107,880

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND
NOTES--0.0%
--------------------------------------------------------------------------------
Mueller Industries,
Inc., 6% Sub. Nts.,
11/1/14 2 (Cost $655,000)                       $      655,000   $      651,725

--------------------------------------------------------------------------------
MONEY MARKET DEPOSIT--0.0%
--------------------------------------------------------------------------------
JPMorgan Chase,
Nassau Branch,
2.716%, 7/1/05
(Cost $584,655)                                        584,655          584,655

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.7%
--------------------------------------------------------------------------------
Undivided interest of 96.70% in joint
repurchase agreement (Principal Amount/ Value
$50,624,000, with a maturity value
of $50,628,008) with Cantor Fitzgerald &
Co./Cantor Fitzgerald Securities, 2.85%,
dated 6/30/05, to be repurchased at
$48,956,875 on 7/1/05, collateralized
by U.S. Treasury Bonds, 9.125%--13.25%,
5/15/14--5/15/18, with a value of
$51,688,927 (Cost $48,953,000)                      48,953,000       48,953,000
--------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $2,397,653,113)                                             2,889,712,510

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--21.5%
--------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--1.3%
Trust Money Market
Securities, Series A-2,
3.295%, 7/15/05 6                                    7,000,000        7,000,000
--------------------------------------------------------------------------------
Whitehawk CDO
Funding Corp.,
3.48%, 9/15/05 6                                    30,000,000       30,000,000
                                                                 ---------------
                                                                     37,000,000

--------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.6%
Protective Life
Insurance Co.,
3.31%, 7/29/05 6                                    18,000,000       18,000,000

                   46 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--9.2%
Undivided interest of 0.18% in joint
repurchase agreement (Principal Amount/Value
$4,000,000,000, with a maturity value of
$4,000,386,667) with Nomura Securities,
3.48%, dated 6/30/05, to be repurchased
at $7,233,072 on 7/1/05, collateralized by
U.S. Agency Mortgages, 0.00%--5.959%,
1/15/18--4/1/42, with a
value of $4,160,000,001 6                       $    7,232,373  $     7,232,373
--------------------------------------------------------------------------------
Undivided interest of 6.50% in joint
repurchase agreement (Principal Amount/Value
$4,000,000,000, with a maturity value of
$4,000,385,278) with Nomura Securities,
3.4675%, dated 6/30/05, to be repurchased
at $260,025,043 on 7/1/05, collateralized by
U.S. Agency Mortgages, 0.00%--5.959%,
1/15/18--4/1/42, with a value
of $4,160,000,001 6                                260,000,000      260,000,000
                                                                ----------------
                                                                    267,232,373

--------------------------------------------------------------------------------
MASTER FLOATING NOTES--2.2%
Bear Stearns, 3.618%,
7/1/05 6                                            17,000,000       17,000,000
--------------------------------------------------------------------------------
Goldman Sachs
Group LP, 3.558%,
7/1/2005 6                                          25,000,000       25,000,000
--------------------------------------------------------------------------------
Merrill Lynch
Mortgage Capital,
3.538%, 7/1/05 6                                    22,000,000       22,000,000
                                                                ----------------
                                                                     64,000,000

--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--3.5%
American Express
Credit Corp., 3.27%,
7/11/05 6                                            4,000,130        4,000,130
--------------------------------------------------------------------------------
American Express
Credit Corp.,
3.262%, 7/18/05 6                                   21,846,347       21,846,347
--------------------------------------------------------------------------------
American Honda
Finance Corp.,
3.15%, 7/18/05 6                                    25,000,000       25,000,000
--------------------------------------------------------------------------------
Countrywide
Home Loans, Inc.,
3.42%, 9/6/05 6                                     12,001,171       12,001,171

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE Continued
General Electric
Capital Corp.,
3.568%, 7/1/05 6                                $   15,027,810  $    15,027,810
--------------------------------------------------------------------------------
Morgan Stanley,
3.325%, 7/1/05 6                                    22,000,000       22,000,000
                                                                ----------------
                                                                     99,875,458

--------------------------------------------------------------------------------
TIME DEPOSIT--0.9%
Banesto SA Madrid,
3.439%, 9/27/05 6                                   25,000,000       25,000,000
--------------------------------------------------------------------------------
U.S. AGENCIES--2.1%
Federal Home Loan
Mortgage Corp.,
3.335%, 9/9/05 6                                    37,000,000       37,000,000
--------------------------------------------------------------------------------
Federal National
Mortgage Assn.,
3.09%, 7/21/05 6                                    24,991,798       24,991,798
                                                                ----------------
                                                                     61,991,798

--------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--1.7%
BNP Paribas NY,
3.335%, 7/1/05 6                                    20,110,037       20,110,037
--------------------------------------------------------------------------------
Natexis Banques
Populaires NY,
3.247%, 7/18/05 6                                   18,992,189       18,992,189
--------------------------------------------------------------------------------
Natexis Banques
Populaires NY,
3.553%, 7/1/05 6                                     9,998,000        9,998,000
                                                                ----------------
                                                                     49,100,226
                                                                ----------------

Total Investments Purchased with
Cash Collateral from Securities
Loaned (Cost $622,199,855)                                          622,199,855
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $3,019,852,968)                                    121.1%   3,511,912,365
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                             (21.1)    (612,229,826)
                                                --------------------------------
NET ASSETS                                               100.0% $ 2,899,682,539
                                                ================================

                   47 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security--See Note 7 of Notes to Financial
Statements.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $140,919 or less than 0.005% of the Fund's net assets as of June 30, 2005.

4. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2005 was $1,712,822, which represents 0.06%
of the Fund's net assets, all of which is considered restricted. See Note 6 of
Notes to Financial Statements.

6. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of Notes to Financial
Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   48 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (including securities
loaned of $608,411,910) (cost $3,019,852,968)--see
accompanying statement of investments                           $ 3,511,912,365
--------------------------------------------------------------------------------
Cash                                                                    180,000
--------------------------------------------------------------------------------
Collateral for securities loaned                                          1,999
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                   24,407,383
Investments sold                                                      6,898,876
Interest and dividends                                                1,729,272
Other                                                                    28,819
                                                                ----------------
Total assets                                                      3,545,158,714

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Return of collateral for securities loaned                          622,201,854
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                14,364,412
Shares of beneficial interest redeemed                                6,248,925
Distribution and service plan fees                                    1,565,366
Transfer and shareholder servicing agent fees                           630,362
Shareholder communications                                              292,533
Trustees' compensation                                                   30,609
Other                                                                   142,114
                                                                ----------------
Total liabilities                                                   645,476,175

--------------------------------------------------------------------------------
NET ASSETS                                                      $ 2,899,682,539
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                      $       145,930
--------------------------------------------------------------------------------
Additional paid-in capital                                        2,308,331,929
--------------------------------------------------------------------------------
Accumulated net investment loss                                        (229,383)
--------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions                                    99,371,412
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities
denominated in foreign currencies                                   492,062,651
                                                                ----------------
NET ASSETS                                                      $ 2,899,682,539
                                                                ================

                   49 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share
(based on net assets of $1,557,306,952 and 77,191,576
shares of beneficial interest outstanding)                            $   20.17
Maximum offering price per share (net asset value
plus sales charge of 5.75% of offering price)                         $   21.40
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes
applicable contingent deferred sales charge)
and offering price per share (based on net
assets of $510,182,823 and 26,583,940 shares of
beneficial interest outstanding)                                      $   19.19
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes
applicable contingent deferred sales charge)
and offering price per share (based on net assets
of $473,098,744 and 24,589,002 shares of beneficial
interest outstanding)                                                 $   19.24
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes
applicable contingent deferred sales charge)
and offering price per share (based on net assets
of $129,630,699 and 6,514,907 shares of beneficial
interest outstanding)                                                 $   19.90
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering
price per share (based on net assets of $229,463,321
and 11,050,941 shares of beneficial interest outstanding)             $   20.76

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   50 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $139,309)           $ 21,357,629
--------------------------------------------------------------------------------
Portfolio lending fees                                                2,067,269
--------------------------------------------------------------------------------
Interest                                                                901,515
                                                                   -------------
Total investment income                                              24,326,413

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      15,446,980
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               3,276,160
Class B                                                               4,890,256
Class C                                                               4,330,080
Class N                                                                 526,010
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               3,719,004
Class B                                                               1,404,538
Class C                                                               1,002,009
Class N                                                                 411,593
Class Y                                                                  38,976
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 281,615
Class B                                                                 220,096
Class C                                                                 117,036
Class N                                                                  11,843
--------------------------------------------------------------------------------
Custodian fees and expenses                                              51,109
--------------------------------------------------------------------------------
Trustees' compensation                                                   41,802
--------------------------------------------------------------------------------
Other                                                                   175,203
                                                                   -------------
Total expenses                                                       35,944,310
Less reduction to custodian expenses                                    (11,384)
Less waivers and reimbursements of expenses                             (42,367)
                                                                   -------------
Net expenses                                                         35,890,559

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                 (11,564,146)

                   51 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                        $ 247,390,520
Foreign currency transactions                                          2,081,538
                                                                   -------------
Net realized gain                                                    249,472,058
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                           79,740,640
Translation of assets and liabilities denominated in foreign
currencies                                                             1,148,896
                                                                   -------------
Net change in unrealized appreciation                                 80,889,536

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 318,797,448
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   52 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                         2005              2004
-----------------------------------------------------------------------------------

OPERATIONS
-----------------------------------------------------------------------------------
Net investment loss                              $   (11,564,146)  $   (13,738,873)
-----------------------------------------------------------------------------------
Net realized gain                                    249,472,058       267,310,051
Net change in unrealized appreciation                 80,889,536       168,751,120
                                                 ----------------------------------
Net increase in net assets resulting from
operations                                           318,797,448       422,322,298

-----------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                             (125,319,501)               --
Class B                                              (49,474,404)               --
Class C                                              (43,432,706)               --
Class N                                              (10,035,672)               --
Class Y                                               (5,774,095)               --

-----------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                              330,405,181       378,933,360
Class B                                               17,405,073        44,527,545
Class C                                               59,944,813        81,015,380
Class N                                               41,110,533        27,655,726
Class Y                                              205,189,367         4,356,492

-----------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------
Total increase                                       738,816,037       958,810,801
-----------------------------------------------------------------------------------
Beginning of period                                2,160,866,502     1,202,055,701
                                                 ----------------------------------
End of period (including accumulated net
investment loss of $290,223 and $1,079,117,
respectively)                                    $ 2,899,682,539   $ 2,160,866,502
                                                 ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   53 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A  YEAR ENDED JUNE 30,                           2005            2004         2003        2002        2001
------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    19.52     $     14.78    $   15.12   $   15.02   $   14.77
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.04) 1         (.10)        (.08)       (.08)       (.08)
Net realized and unrealized gain (loss)                2.65            4.84         (.26)        .19        1.12
                                                 -----------------------------------------------------------------
Total from investment operations                       2.61            4.74         (.34)        .11        1.04
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                  (1.96)             --           --        (.01)       (.79)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    20.17     $     19.52    $   14.78   $   15.12   $   15.02
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    13.82%          32.07%       (2.25)%      0.71%       7.66%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $1,557,307     $ 1,177,389    $ 584,052   $ 512,337   $ 294,780
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $1,325,846     $   904,397    $ 490,057   $ 386,221   $ 205,916
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                   (0.20)%         (0.42)%      (0.59)%     (0.50)%     (0.60)%
Total expenses                                         1.19%           1.17%        1.39%       1.37%       1.28%
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 4,5         N/A 4,5     1.36%        N/A 4       N/A 4
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 132%            127%         117%        134%        181%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   54 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS B  YEAR ENDED JUNE 30,                           2005            2004         2003        2002        2001
------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   18.79     $     14.35    $   14.79   $   14.80   $   14.68
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.18) 1         (.20)        (.14)       (.12)       (.14)
Net realized and unrealized gain (loss)                2.54            4.64         (.30)        .12        1.05
                                                  ----------------------------------------------------------------
Total from investment operations                       2.36            4.44         (.44)         --         .91
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                  (1.96)             --           --        (.01)       (.79)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   19.19     $     18.79    $   14.35   $   14.79   $   14.80
                                                  ================================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    12.98%          30.94%       (2.98)%     (0.02)%      6.79%

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 510,183     $   482,028    $ 330,174   $ 285,102   $ 177,479
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 490,050     $   432,160    $ 268,057   $ 218,939   $ 128,350
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                   (0.98)%         (1.26)%      (1.34)%     (1.25)%     (1.36)%
Total expenses                                         1.97%           2.01%        2.21%       2.12%       2.05%
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 4           N/A 4,5     2.11%        N/A 4       N/A 4
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 132%            127%         117%        134%        181%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   55 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued
-------------------------------------------------------------------------------

CLASS C  YEAR ENDED JUNE 30,                            2005               2004               2003             2002          2001
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $     18.82       $      14.36       $      14.79     $      14.81     $   14.68
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.17) 1            (.17)              (.13)            (.10)         (.13)
Net realized and unrealized gain (loss)                 2.55               4.63               (.30)             .09          1.05
                                                 -----------------------------------------------------------------------------------
Total from investment operations                        2.38               4.46               (.43)            (.01)          .92
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                   (1.96)                --                 --             (.01)         (.79)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $     19.24       $      18.82       $      14.36     $      14.79     $   14.81
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     13.07%             31.06%             (2.91)%          (0.09)%        6.86%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $   473,099       $    402,056       $    238,717     $    186,108     $  89,814
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $   433,888       $    340,201       $    186,380     $    127,393     $  60,762
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                    (0.91)%            (1.17)%            (1.30)%          (1.23)%       (1.36)%
Total expenses                                          1.90% 4,5          1.91% 4,5          2.07% 4          2.12% 4       2.05% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  132%               127%               117%             134%          181%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   56 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS N  YEAR ENDED JUNE 30,                             2005               2004               2003             2002          2001 1
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     19.33       $      14.69       $      15.05     $      15.00     $   13.53
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.10) 2            (.14)              (.11)            (.12)         (.02)
Net realized and unrealized gain (loss)                  2.63               4.78               (.25)             .18          1.49
                                                  ----------------------------------------------------------------------------------
Total from investment operations                         2.53               4.64               (.36)             .06          1.47
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    (1.96)                --                 --             (.01)           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     19.90       $      19.33       $      14.69     $      15.05     $   15.00
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      13.53%             31.59%             (2.39)%           0.38%        10.87%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   129,631       $     84,678       $     41,474     $     14,557     $     995
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   105,497       $     65,107       $     24,417     $      5,924     $     445
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                     (0.50)%            (0.77)%            (0.83)%          (0.66)%       (0.76)%
Total expenses                                           1.54%              1.61%              1.64%            1.65%         1.59%
Expenses after payments and waivers
and reduction to custodian expenses                      1.50%              1.52%              1.60%             N/A 5         N/A 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   132%               127%               117%             134%          181%

1. For the period from March 1, 2001 (commencement of operations) to June 30,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   57 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued
-------------------------------------------------------------------------------

CLASS Y  YEAR ENDED JUNE 30,                             2005               2004               2003             2002          2001
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     19.94       $      15.03       $      15.27     $      15.11     $   14.82
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .08 1             (.03)              (.07)            (.10)         (.05)
Net realized and unrealized gain (loss)                  2.70               4.94               (.17)             .27          1.13
                                                  ----------------------------------------------------------------------------------
Total from investment operations                         2.78               4.91               (.24)             .17          1.08
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    (1.96)                --                 --             (.01)         (.79)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     20.76       $      19.94       $      15.03     $      15.27     $   15.11
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      14.41%             32.67%             (1.57)%           1.11%         7.90%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   229,463       $     14,714       $      7,637     $      1,619     $       2
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    84,470       $     11,428       $      3,460     $        813     $       2
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                             0.39%              0.06%              0.00%            0.01%        (0.23)%
Total expenses                                           0.69%              0.70%              0.79%            0.97%         0.89%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 4              N/A 4              N/A 4           0.93%          N/A 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   132%               127%               117%             134%          181%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   58 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Small Cap Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The
Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price.
Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the
Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the
Manager

                   59 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New
York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the
Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of

                   60 | OPPENHEIMER MAIN STREET SMALL CAP FUND

its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
      UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
      NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
      INCOME                    GAIN     CARRYFORWARD 1,2         TAX PURPOSES
      ------------------------------------------------------------------------
      $22,097,469        $85,343,741                 $--          $484,123,542

1. During the fiscal year ended June 30, 2005, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended June 30, 2004, the Fund utilized $70,002,232 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for June 30, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                             REDUCTION TO         REDUCTION TO
                                              ACCUMULATED      ACCUMULATED NET
      INCREASE TO                          NET INVESTMENT        REALIZED GAIN
      PAID-IN CAPITAL                                LOSS     ON INVESTMENTS 3
      ------------------------------------------------------------------------
      $14,229,253                           $  12,413,880          $26,643,133

3. $14,229,253, including $11,302,718 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended June 30, 2005 and
June 30, 2004 was as follows:

                                               YEAR ENDED           YEAR ENDED
                                            JUNE 30, 2005        JUNE 30, 2004
      ------------------------------------------------------------------------
      Distributions paid from:
      Long-term capital gain                 $234,036,378                   --

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable,

                   61 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities   $ 3,027,792,077
                                                  ================

                 Gross unrealized appreciation    $   523,119,056
                 Gross unrealized depreciation        (38,995,514)
                                                  ----------------
                 Net unrealized appreciation      $   484,123,542
                                                  ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex- dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may
include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal
Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

                   62 | OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    YEAR ENDED JUNE 30, 2005            YEAR ENDED JUNE 30, 2004
                                  SHARES              AMOUNT          SHARES              AMOUNT
------------------------------------------------------------------------------------------------

CLASS A
Sold                          29,883,300      $  581,531,206      32,939,499     $  598,701,241
Dividends and/or
distributions reinvested       6,060,495         117,210,057              --                 --
Redeemed                     (19,074,602)       (368,336,082)    (12,136,242)      (219,767,881)
                             -------------------------------------------------------------------
Net increase                  16,869,193      $  330,405,181      20,803,257     $  378,933,360
                             ===================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                           3,932,600      $   73,132,885       6,984,210     $  120,455,940
Dividends and/or
distributions reinvested       2,487,110          45,961,791              --                 --
Redeemed                      (5,486,270)       (101,689,603)     (4,345,520)       (75,928,395)
                             -------------------------------------------------------------------
Net increase                     933,440      $   17,405,073       2,638,690     $   44,527,545
                             ===================================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                           6,186,055      $  115,132,419       8,263,691     $  143,367,935
Dividends and/or
distributions reinvested       2,070,707          38,349,492              --                 --
Redeemed                      (5,028,179)        (93,537,098)     (3,529,199)       (62,352,555)
                             -------------------------------------------------------------------
Net increase                   3,228,583      $   59,944,813       4,734,492     $   81,015,380
                             ===================================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                           3,124,670      $   60,311,468       2,411,657     $   43,148,843
Dividends and/or
distributions reinvested         506,098           9,671,541              --                 --
Redeemed                      (1,496,199)        (28,872,476)       (855,151)       (15,493,117)
                             -------------------------------------------------------------------
Net increase                   2,134,569      $   41,110,533       1,556,506     $   27,655,726
                             ===================================================================

                   63 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                            YEAR ENDED JUNE 30, 2005   YEAR ENDED JUNE 30, 2004
                               SHARES         AMOUNT     SHARES          AMOUNT
--------------------------------------------------------------------------------
CLASS Y
Sold                       11,241,374   $223,482,775    477,927   $   8,743,537
Dividends and/or
distributions reinvested      290,730      5,773,899         --              --
Redeemed                   (1,218,969)   (24,067,307)  (248,379)     (4,387,045)
                           -----------------------------------------------------
Net increase               10,313,135   $205,189,367    229,548   $   4,356,492
                           =====================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended June 30, 2005, were
$3,597,918,650 and $3,192,780,244, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66%
of the next $200 million and 0.60% of average annual net assets in excess of
$800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended June 30, 2005, the Fund paid
$6,362,029 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of

                   64 | OPPENHEIMER MAIN STREET SMALL CAP FUND

their customers that hold Class A shares. Any unreimbursed expenses the
Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on
Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The
Distributor's aggregate uncompensated expenses under the plan at June 30, 2005 for Class B, Class C and Class N shares were $6,017,174, $4,878,589 and
$1,402,635, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                      CLASS A         CLASS B         CLASS C         CLASS N
                      CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                  RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED        DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------

June 30, 2005   $   1,114,069   $      31,225   $     765,225   $      56,730   $      46,429
----------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended June 30, 2005, OFS waived $9, $4 and $42,354 for Class A, Class C and Class N shares, respectively.
This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

                   65 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
Operations.

      As of June 30, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the
Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.
Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                          ACQUISITION               VALUATION AS OF     UNREALIZED
SECURITY                        DATES        COST     JUNE 30, 2005   APPRECIATION
-----------------------------------------------------------------------------------

Mission Oil & Gas, Inc.       1/18/05   $ 426,485   $       516,487   $     90,002
Tusk Energy Corp.            11/15/04     492,524         1,196,335        703,811
                                        -------------------------------------------
                                        $ 919,009   $     1,712,822   $    793,813
                                        ===========================================

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US
Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral.
Cash collateral is invested in cash equivalents.

                   66 | OPPENHEIMER MAIN STREET SMALL CAP FUND

The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned.
As of June 30, 2005, the Fund had on loan securities valued at $608,411,910.
Collateral of $622,201,854 was received for the loans, of which $622,199,855 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the
Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds.
This complaint, initially filed in the U.S. District Court for the Southern
District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the
Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                                                    Appendix A

                                             Industry Classifications

Aerospace & Defense                                   Household Products
Air Freight & Couriers                                Industrial Conglomerates
Airlines                                              Insurance
Auto Components                                       Internet & Catalog Retail
Automobiles                                           Internet Software & Services
Beverages                                             IT Services
Biotechnology                                         Leisure Equipment & Products
Building Products                                     Machinery
Chemicals                                             Marine
Consumer Finance                                      Media
Commercial Banks                                      Metals & Mining
Commercial Services & Supplies                        Multiline Retail
Communications Equipment                              Multi-Utilities
Computers & Peripherals                               Office Electronics
Construction & Engineering                            Oil & Gas
Construction Materials                                Paper & Forest Products
Containers & Packaging                                Personal Products
Distributors                                          Pharmaceuticals
Diversified Financial Services                        Real Estate
Diversified Telecommunication Services                Road & Rail
Electric Utilities                                    Semiconductors and Semiconductor Equipment
Electrical Equipment                                  Software
Electronic Equipment & Instruments                    Specialty Retail
Energy Equipment & Services                           Textiles, Apparel & Luxury Goods
Food & Staples Retailing                              Thrifts & Mortgage Finance
Food Products                                         Tobacco
Gas Utilities                                         Trading Companies & Distributors
Health Care Equipment & Supplies                      Transportation Infrastructure
Health Care Providers & Services                      Water Utilities
Hotels Restaurants & Leisure                          Wireless Telecommunication Services
Household Durables

                                                    Appendix B

                          OppenheimerFunds Special Sales Charge Arrangements and Waivers

     In certain  cases,  the initial  sales  charge that applies to purchases of
Class A shares(2) of the  Oppenheimer  funds or the  contingent  deferred  sales charge  that may apply to Class A, Class B or Class C shares  may be  waived.(3)
That is because of the economies of sales efforts  realized by  OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors.

     Not all  waivers  apply to all funds.  For  example,  waivers  relating  to
Retirement Plans do not apply to Oppenheimer  municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement  plans.
Other waivers apply only to shareholders of certain funds.

     For  the  purposes  of  some  of the  waivers  described  below  and in the
Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

     1) plans  created  or  qualified  under  Sections  401(a)  or 401(k) of the
Internal Revenue Code,

     2) non-qualified deferred compensation plans,

     3) employee benefit plans(4)

     4) Group Retirement Plans(5)

     5) 403(b)(7) custodial plan accounts

     6) Individual  Retirement  Accounts ("IRAs"),  including  traditional IRAs,
Roth IRAs, SEP-IRAs,

 SARSEPs or SIMPLE plans

     The interpretation of these provisions as to the applicability of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

     Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

     Purchases  of Class A Shares of  Oppenheimer  Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales
Charge (unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester  Fund  Municipals)  of the  beginning of the  calendar  month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased under these  waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the applicable  concession  described in the
Prospectus  under "Class A Contingent  Deferred  Sales  Charge."(6)  This waiver provision applies to:

     |_| Purchases of Class A shares aggregating $1 million or more.

     |_| Purchases of Class A shares by a Retirement  Plan that was permitted to purchase  such shares at net asset value but  subject to a  contingent  deferred sales  charge  prior to March 1, 2001.  That  included  plans (other than IRA or
403(b)(7)  Custodial  Plans) that: 1) bought shares costing $500,000 or more, 2)
had at the time of purchase 100 or more eligible  employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

     |_|  Purchases  by  an  OppenheimerFunds-sponsored  Rollover  IRA,  if  the purchases are made:

     1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

     2) by a direct rollover of a distribution from a qualified  Retirement Plan if the  administrator  of that  Plan  has  made  special  arrangements  with the
Distributor for those purchases.

     |_|  Purchases of Class A shares by  Retirement  Plans that have any of the following record-keeping arrangements:

     1) The record  keeping is performed by Merrill Lynch Pierce Fenner & Smith,
Inc.  ("Merrill  Lynch") on a daily valuation basis for the Retirement  Plan. On the date the plan  sponsor  signs  the  record-keeping  service  agreement  with
Merrill Lynch,  the Plan must have $3 million or more of its assets  invested in
(a)  mutual  funds,  other than  those  advised  or  managed  by  Merrill  Lynch
Investment  Management,  L.P. ("MLIM"),  that are made available under a Service
Agreement  between Merrill Lynch and the mutual fund's principal  underwriter or distributor,  and (b) funds  advised or managed by MLIM (the funds  described in
(a) and (b) are referred to as "Applicable Investments").

     2) The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation  basis by a record keeper whose services are provided under a contract or arrangement  between the Retirement  Plan and Merrill Lynch.  On the date the plan sponsor signs the record keeping service  agreement with Merrill Lynch, the
Plan must have $5 million or more of its assets  (excluding  assets  invested in money market funds) invested in Applicable Investments.

     3) The record  keeping  for a  Retirement  Plan is handled  under a service agreement  with  Merrill  Lynch  and on the  date the plan  sponsor  signs  that agreement,  the Plan has 500 or more eligible  employees  (as  determined by the
Merrill Lynch plan conversion manager). II.

                Waivers of Class A Sales Charges of Oppenheimer Funds

     A. Waivers of Initial and  Contingent  Deferred  Sales  Charges for Certain
Purchasers.

     Class A shares purchased by the following  investors are not subject to any
Class A sales charges (and no  concessions  are paid by the  Distributor on such purchases):

     |_| The Manager or its affiliates.

     |_| Present or former  officers,  directors,  trustees and  employees  (and their  "immediate  families") of the Fund, the Manager and its  affiliates,  and retirement plans  established by them for their  employees.  The term "immediate family" refers to one's spouse, children, grandchildren,  grandparents, parents, parents-in-law,  brothers and sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts,  uncles,  nieces and nephews;  relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

     |_| Registered  management  investment  companies,  or separate accounts of insurance  companies having an agreement with the Manager or the Distributor for that purpose.

     |_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase  shares for their own accounts or for  retirement  plans for their employees.

     |_| Employees and registered representatives (and their spouses) of dealers or brokers  described  above or  financial  institutions  that have entered into sales  arrangements  with such dealers or brokers (and which are  identified  as such to the Distributor) or with the Distributor.  The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

     |_| Dealers,  brokers,  banks or registered  investment  advisors that have entered into an agreement with the Distributor  providing  specifically  for the use of shares of the Fund in particular  investment  products made  available to their clients.  Those clients may be charged a transaction  fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

     |_|  Investment  advisors and  financial  planners who have entered into an agreement  for this  purpose  with the  Distributor  and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

     |_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special  arrangements  with the Distributor for those purchases.

     |_| Clients of investment advisors or financial planners (that have entered into an  agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also  purchase  shares  without  sales charge but only if their  accounts are linked to a master  account of their  investment  advisor or financial  planner on the books and  records of the broker,  agent or  financial intermediary  with which the  Distributor  has made such special  arrangements .
Each of these  investors may be charged a fee by the broker,  agent or financial intermediary  for  purchasing  shares.

     |_| Directors,  trustees, officers or full-time employees of OpCap Advisors or its  affiliates,  their  relatives or any trust,  pension,  profit sharing or other  benefit  plan  which  beneficially  owns  shares for those  persons.

     |_|  Accounts  for which  Oppenheimer  Capital  (or its  successor)  is the investment  advisor (the  Distributor  must be advised of this  arrangement) and persons  who are  directors  or  trustees  of the  company or trust which is the beneficial owner of such accounts.

     |_| A unit investment trust that has entered into an appropriate  agreement with the  Distributor.

     |_| Dealers,  brokers,  banks, or registered  investment advisers that have entered  into an  agreement  with the  Distributor  to sell  shares  to  defined
contribution   employee  retirement  plans  for  which  the  dealer,  broker  or investment adviser provides  administration  services.

     |_|  Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans  (including,  for example,  plans  qualified  or created  under sections  401(a),  401(k),  403(b) or 457 of the Internal Revenue Code), in each case if those  purchases  are made  through a broker,  agent or other  financial intermediary  that has made special  arrangements with the Distributor for those purchases.

     |_| A  TRAC-2000  401(k)  plan  (sponsored  by the  former  Quest for Value
Advisors)  whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the  termination of the Class B and Class C TRAC-2000  program on November 24, 1995.

     |_| A qualified  Retirement  Plan that had agreed with the former Quest for
Value Advisors to purchase  shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through  DCXchange,  a sub-transfer agency mutual fund clearinghouse,  if that arrangement was consummated and share purchases commenced by December 31, 1996.

     |_|  Effective  October  1, 2005,  taxable  accounts  established  with the proceeds of Required Minimum Distributions from Retirement Plans.

     B. Waivers of the Class A Initial and Contingent  Deferred Sales Charges in
Certain Transactions.

     1. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

     |_|  Shares  issued  in plans of  reorganization,  such as  mergers,  asset acquisitions and exchange offers, to which the Fund is a party.

     |_|  Shares   purchased   by  the   reinvestment   of  dividends  or  other
distributions  reinvested  from  the  Fund or  other  Oppenheimer  funds or unit investment  trusts for which  reinvestment  arrangements have been made with the
Distributor.

     |_|  Shares  purchased  by  certain  Retirement  Plans  that  are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.

     |_|  Shares   purchased  by  the  reinvestment  of  loan  repayments  by  a participant  in a Retirement  Plan for which the Manager or an affiliate acts as sponsor.

     |_| Shares purchased in amounts of less than $5.

     2. Class A shares issued and purchased in the  following  transactions  are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the  Distributor  on  purchases  made  within the first 6 months of plan establishment):

     |_| Retirement Plans that have $5 million or more in plan assets.

     |_|  Retirement  Plans with a single plan  sponsor  that have $5 million or more in aggregate assets invested in Oppenheimer funds.

     C.  Waivers of the Class A  Contingent  Deferred  Sales  Charge for Certain
Redemptions.

     The Class A contingent  deferred sales charge is also waived if shares that would otherwise be subject to the contingent  deferred sales charge are redeemed in the following cases:

     |_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.

     |_|  Involuntary  redemptions  of shares by operation of law or involuntary redemptions of small accounts  (please refer to  "Shareholder  Account Rules and
Policies," in the applicable fund Prospectus).

     |_| For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established.

     2) To return excess contributions.

     3) To return contributions made due to a mistake of fact.

     4) Hardship withdrawals, as defined in the plan.(7)

     5) Under a Qualified  Domestic  Relations Order, as defined in the Internal
Revenue  Code,  or, in the case of an IRA,  a divorce  or  separation  agreement described in Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t)  of  the  Internal   Revenue  Code.

     8) For loans to participants or beneficiaries.

     9) Separation  from  service.(8)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.

     11) Plan  termination  or  "in-service  distributions,"  if the  redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored  IRA.

     |_| For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special agreement with the Distributor allowing this waiver.

     |_| For  distributions  from retirement plans that have $10 million or more in plan  assets  and  that  have  entered  into a  special  agreement  with  the
Distributor.

     |_| For distributions  from retirement plans which are part of a retirement plan product or platform  offered by certain  banks,  broker-dealers,  financial advisors,  insurance  companies  or record  keepers  which have  entered  into a special  agreement with the  Distributor.

     III.  Waivers of Class B, Class C and Class N Sales Charges of  Oppenheimer
Funds

     The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares  purchased in certain types of  transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

     The Class B, Class C and Class N contingent  deferred sales charges will be waived for redemptions of shares in the following cases:

     |_| Shares redeemed  involuntarily,  as described in  "Shareholder  Account
Rules and Policies," in the applicable Prospectus.

     |_|  Redemptions  from accounts other than  Retirement  Plans following the death or disability of the last surviving  shareholder.  The death or disability must have occurred  after the account was  established,  and for  disability you must provide  evidence of a  determination  of disability by the Social Security
Administration.

     |_|  The  contingent  deferred  sales  charges  are  generally  not  waived following the death or  disability of a grantor or trustee for a trust  account.
The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable  living trust for which the  trustee is also the sole  beneficiary.  The death or  disability  must have occurred after the account was established,  and for disability you must provide evidence of a  determination  of disability (as defined in the Internal  Revenue
Code).

     |_|  Distributions  from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

     |_|  Redemptions  of Class B shares held by Retirement  Plans whose records are  maintained on a daily  valuation  basis by Merrill Lynch or an  independent record keeper under a contract with Merrill Lynch.

     |_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.

     |_|  Redemptions of Class C shares of an Oppenheimer  fund in amounts of $1 million or more requested in writing by a Retirement  Plan sponsor and submitted more than 12 months  after  the  Retirement  Plan's  first  purchase  of Class C shares,  if the  redemption  proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

     |_| Distributions(9)  from Retirement Plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established in an Oppenheimer fund.

     2) To return excess contributions made to a participant's account.

     3) To return contributions made due to a mistake of fact.

     4) To make hardship withdrawals, as defined in the plan.(10)

     5) To make  distributions  required  under a Qualified  Domestic  Relations
Order or, in the case of an IRA, a divorce or separation  agreement described in
Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t)  of  the  Internal   Revenue  Code.

     8) For loans to  participants  or  beneficiaries.(11)

     9) On  account  of  the  participant's  separation  from  service.(12)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other  than a fund  managed by the  Manager  or a  subsidiary  of the  Manager)
offered  as an  investment  option  in a  Retirement  Plan if the  plan has made special arrangements with the Distributor.

     11)  Distributions  made on account of a plan  termination or  "in-service"
distributions,  if the  redemption  proceeds  are  rolled  over  directly  to an
OppenheimerFunds-sponsored  IRA.

     12) For  distributions  from a  participant's  account  under an  Automatic
Withdrawal  Plan  after  the  participant  reaches  age 59  1/2,  as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted  annually.

     13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement  Plan,  if the  aggregate  value of the redeemed shares does not exceed 10% of the account's value,  adjusted  annually.

     14) For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered  into a special  arrangement  with the  Distributor  allowing  this waiver.

     |_|  Redemptions  of Class B shares  or Class C shares  under an  Automatic
Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate value  of the  redeemed  shares  does  not  exceed  10% of the  account's  value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

     The contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

|_|      Shares sold to the Manager or its affiliates.

     |_| Shares sold to registered  management  investment companies or separate accounts of  insurance  companies  having an  agreement  with the Manager or the
Distributor for that purpose.

     |_| Shares issued in plans of reorganization to which the Fund is a party.

     |_| Shares  sold to  present or former  officers,  directors,  trustees  or employees (and their  "immediate  families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates  and  retirement  plans  established by them for their employees.

Special Sales Charge  Arrangements for Shareholders of Certain  Oppenheimer
Funds Who Were Shareholders of Former Quest for Value Funds

     The initial and  contingent  deferred  sales  charge  rates and waivers for
Class A, Class B and Class C shares  described in the Prospectus or Statement of
Additional  Information of the Oppenheimer funds are modified as described below for certain  persons who were  shareholders of the former Quest for Value Funds.
To be eligible,  those persons must have been shareholders on November 24, 1995, when OppenheimerFunds,  Inc. became the investment advisor to those former Quest for Value  Funds.  Those funds  include:  Oppenheimer  Quest  Value  Fund,  Inc.
Oppenheimer  Small-  & Mid- Cap  Value  Fund  Oppenheimer  Quest  Balanced  Fund
Oppenheimer Quest International  Value Fund, Inc.  Oppenheimer Quest Opportunity
Value Fund

     These  arrangements  also apply to shareholders of the following funds when they merged (were  reorganized)  into various  Oppenheimer funds on November 24,
1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:

     |_|  acquired by such  shareholder  pursuant to an exchange of shares of an
Oppenheimer fund that was one of the Former Quest for Value Funds, or

     |_|  purchased  by such  shareholder  by  exchange  of  shares  of  another
Oppenheimer fund that were acquired  pursuant to the merger of any of the Former
Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

     |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

     Purchases by Groups and  Associations.  The following  table sets forth the initial  sales  charge  rates  for  Class  A  shares  purchased  by  members  of
"Associations" formed for any purpose other than the purchase of securities. The rates in the  table  apply if that  Association  purchased  shares of any of the
Former Quest for Value Funds or received a proposal to purchase such shares from
OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

-------------------------------------------------------------------------------------------------------------------

     For  purchases  by  Associations  having 50 or more  eligible  employees or members,  there is no initial  sales charge on purchases of Class A shares,  but those  shares  are  subject  to the Class A  contingent  deferred  sales  charge described in the applicable fund's Prospectus.

     Purchases made under this  arrangement  qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation  described in the applicable  fund's  Prospectus  and Statement of Additional  Information.
Individuals who qualify under this arrangement for reduced sales charge rates as members  of  Associations  also may  purchase  shares  for their  individual  or custodial  accounts at these  reduced  sales charge  rates,  upon request to the
Distributor.

     |X|  Waiver of Class A Sales  Charges  for  Certain  Shareholders.  Class A
shares  purchased  by the  following  investors  are not  subject to any Class A initial or contingent deferred sales charges:

     o Shareholders who were shareholders of the AMA Family of Funds on February
28, 1991 and who  acquired  shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

     o  Shareholders  who acquired  shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

     |X|  Waiver  of  Class  A  Contingent  Deferred  Sales  Charge  in  Certain
Transactions.  The Class A  contingent  deferred  sales charge will not apply to redemptions  of Class A shares  purchased by the  following  investors  who were shareholders of any Former Quest for Value Fund:

     Investors  who  purchased  Class A shares  from a dealer that is or was not permitted  to receive a sales load or  redemption  fee imposed on a  shareholder with  whom  that  dealer  has  a  fiduciary  relationship,  under  the  Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

     |X| Waivers for Redemptions of Shares  Purchased Prior to March 6, 1995. In
the following  cases,  the  contingent  deferred sales charge will be waived for redemptions  of Class A, Class B or Class C shares of an  Oppenheimer  fund. The shares must have been  acquired  by the merger of a Former  Quest for Value Fund into the fund or by exchange  from an  Oppenheimer  fund that was a Former Quest for Value Fund or into  which  such fund  merged.  Those  shares  must have been purchased prior to March 6, 1995 in connection with:

     o withdrawals under an automatic  withdrawal plan holding only either Class
B or Class C shares if the annual  withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and

     o liquidation of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the  required  minimum  value of such accounts.

     |X| Waivers for  Redemptions of Shares  Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent  deferred sales  charge  will be waived  for  redemptions  of Class A,  Class B or Class C shares of an Oppenheimer  fund. The shares must have been acquired by the merger of a  Former  Quest  for  Value  Fund  into  the  fund  or by  exchange  from an
Oppenheimer  fund  that was a Former  Quest For Value  Fund or into  which  such
Former Quest for Value Fund merged.  Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:

     o redemptions  following the death or disability of the  shareholder(s) (as evidenced by a  determination  of total  disability by the U.S.  Social Security
Administration);

     o withdrawals  under an automatic  withdrawal plan (but only for Class B or
Class C shares)  where the annual  withdrawals  do not exceed 10% of the initial value of the account value; adjusted annually, and

     o liquidation of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

     A shareholder's  account will be credited with the amount of any contingent deferred  sales charge paid on the redemption of any Class A, Class B or Class C shares of the  Oppenheimer  fund  described  in this section if the proceeds are invested  in the same Class of shares in that fund or another  Oppenheimer  fund within 90 days after redemption.

V.  Special  Sales  Charge   Arrangements   for   Shareholders  of  Certain
Oppenheimer  Funds  Who  Were  Shareholders  of  Connecticut  Mutual  Investment
Accounts, Inc.

     The initial and contingent deferred sale charge rates and waivers for Class
A and Class B shares  described in the respective  Prospectus (or this Appendix)
of the  following  Oppenheimer  funds  (each is  referred to as a "Fund" in this section):

     Oppenheimer U. S. Government Trust,
     Oppenheimer Core Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund

are  modified  as  described  below for those  Fund  shareholders  who were shareholders  of the  following  funds  (referred to as the "Former  Connecticut
Mutual  Funds")  on  March 1,  1996,  when  OppenheimerFunds,  Inc.  became  the investment adviser to the Former Connecticut Mutual Funds:

     Connecticut Mutual Liquid Account                            Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account             CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account                            CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account                            CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

     |X| Class A Contingent  Deferred Sales Charge.  Certain  shareholders  of a
Fund and the other Former  Connecticut  Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial  sales  charge,  but subject to the Class A  contingent  deferred  sales charge that was in effect  prior to March 18,  1996 (the "prior  Class A CDSC").
Under the prior Class A CDSC,  if any of those  shares are  redeemed  within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current  market value or the original  purchase  price of the shares  sold,  whichever  is smaller  (in such  redemptions,  any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:

     1) persons  whose  purchases  of Class A shares of a Fund and other  Former
Connecticut  Mutual Funds were $500,000  prior to March 18, 1996, as a result of direct  purchases  or  purchases  pursuant  to the Fund's  policies  on Combined
Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and

     2) persons whose intended  purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general  distributor of the Former
Connecticut  Mutual Funds to purchase  shares  valued at $500,000 or more over a
13-month  period  entitled  those persons to purchase  shares at net asset value without being subject to the Class A initial sales charge

     Any of the Class A shares of a Fund and the other Former Connecticut Mutual
Funds that were  purchased  at net asset value prior to March 18,  1996,  remain subject to the prior Class A CDSC, or if any additional  shares are purchased by those  shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

     Class A Sales Charge  Waivers.  Additional  Class A shares of a Fund may be purchased  without a sales  charge,  by a person who was in one (or more) of the categories  below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

     1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including  investments  made  pursuant to the Combined  Purchases,  Statement of
Intention  and  Rights of  Accumulation  features  available  at the time of the initial  purchase and such investment is still held in one or more of the Former
Connecticut Mutual Funds or a Fund into which such Fund merged;

     2) any  participant  in a qualified  plan,  provided that the total initial amount  invested  by the  plan in the  Fund  or any  one or  more of the  Former
Connecticut Mutual Funds totaled $500,000 or more;

     3)  Directors  of the  Fund or any one or  more of the  Former  Connecticut
Mutual Funds and members of their immediate families;

     4)  employee  benefit  plans  sponsored  by  Connecticut  Mutual  Financial
Services,  L.L.C.  ("CMFS"),  the prior  distributor  of the Former  Connecticut
Mutual Funds, and its affiliated companies;

     5) one or more  members of a group of at least 1,000  persons  (and persons who are  retirees  from such group)  engaged in a common  business,  profession, civic or  charitable  endeavor  or other  activity,  and the  spouses  and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and

     6) an  institution  acting as a  fiduciary  on behalf of an  individual  or individuals,  if such institution was directly  compensated by the individual(s)
for  recommending  the  purchase of the shares of the Fund or any one or more of the Former Connecticut  Mutual Funds,  provided the institution had an agreement with CMFS.

     Purchases  of Class A shares  made  pursuant  to (1) and (2)  above  may be subject to the Class A CDSC of the Former  Connecticut  Mutual  Funds  described above.

     Additionally,  Class A shares  of a Fund may be  purchased  without a sales charge by any holder of a variable  annuity contract issued in New York State by
Connecticut  Mutual Life Insurance Company through the Panorama Separate Account which is beyond the  applicable  surrender  charge  period and which was used to fund a qualified plan, if that holder  exchanges the variable  annuity  contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

     In  addition  to the  waivers  set  forth  in the  Prospectus  and in  this
Appendix,  above,  the  contingent  deferred  sales  charge  will be waived  for redemptions  of Class A and Class B shares of a Fund and exchanges of Class A or
Class B shares of a Fund into Class A or Class B shares of a Former  Connecticut
Mutual  Fund  provided  that the  Class A or  Class B  shares  of the Fund to be redeemed or  exchanged  were (i)  acquired  prior to March 18, 1996 or (ii) were acquired  by exchange  from an  Oppenheimer  fund that was a Former  Connecticut
Mutual Fund.  Additionally,  the shares of such Former  Connecticut  Mutual Fund must have been purchased prior to March 18, 1996:

     1) by the estate of a deceased shareholder;

     2) upon the disability of a shareholder,  as defined in Section 72(m)(7) of the Internal Revenue Code;

     3) for retirement distributions (or loans) to participants or beneficiaries from  retirement  plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;

     4) as  tax-free  returns  of excess  contributions  to such  retirement  or employee benefit plans;

     5) in  whole or in part,  in  connection  with  shares  sold to any  state, county,  or city,  or any  instrumentality,  department,  authority,  or  agency thereof,  that is prohibited by applicable  investment  laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;

     6) in  connection  with  the  redemption  of  shares  of the  Fund due to a combination with another investment  company by virtue of a merger,  acquisition or similar reorganization transaction;

     7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;

     8) in connection  with automatic  redemptions of Class A shares and Class B shares in certain  retirement plan accounts pursuant to an Automatic  Withdrawal
Plan but limited to no more than 12% of the original value annually; or

     9) as  involuntary  redemptions  of shares by  operation  of law,  or under procedures set forth in the Fund's Articles of  Incorporation,  or as adopted by the Board of Directors of the Fund.

VI. Special Reduced Sales Charge for Former Shareholders of Advance America
Funds, Inc.

     Shareholders  of  Oppenheimer   AMT-Free   Municipals,   Oppenheimer   U.S.
Government  Trust,  Oppenheimer  Strategic  Income Fund and Oppenheimer  Capital
Income Fund who  acquired  (and still hold) shares of those funds as a result of the  reorganization  of  series  of  Advance  America  Funds,  Inc.  into  those
Oppenheimer  funds on October 18, 1991,  and who held shares of Advance  America
Funds,  Inc.  on March 30,  1990,  may  purchase  Class A shares  of those  four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

     VII.  Sales Charge  Waivers on  Purchases of Class M Shares of  Oppenheimer
Convertible Securities Fund

     Oppenheimer  Convertible Securities Fund (referred to as the "Fund" in this section)  may sell Class M shares at net asset value  without any initial  sales charge to the classes of investors  listed  below who,  prior to March 11, 1996, owned shares of the Fund's  then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:

     |_| the Manager and its affiliates,

     |_| present or former  officers,  directors,  trustees and  employees  (and their  "immediate  families" as defined in the Fund's  Statement  of  Additional
Information) of the Fund, the Manager and its affiliates,  and retirement  plans established  by them or the  prior  investment  advisor  of the Fund  for  their employees,

     |_|  registered  management  investment  companies or separate  accounts of insurance  companies  that had an  agreement  with the Fund's  prior  investment advisor or distributor for that purpose,

     |_| dealers or brokers that have a sales agreement with the Distributor, if they purchase  shares for their own accounts or for  retirement  plans for their employees,

     |_| employees and registered representatives (and their spouses) of dealers or brokers  described in the preceding  section or financial  institutions  that have entered into sales  arrangements  with those  dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor,  but only if the  purchaser  certifies to the  Distributor  at the time of purchase  that the purchaser meets these qualifications,

     |_| dealers,  brokers,  or registered  investment advisors that had entered into an agreement  with the  Distributor  or the prior  distributor  of the Fund specifically  providing  for the use of Class M shares  of the Fund in  specific investment products made available to their clients, and

     |_| dealers,  brokers or  registered  investment  advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined  contribution  employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

     (1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.

     (2)  In  the  case  of   Oppenheimer   Senior   Floating   Rate   Fund,   a
continuously-offered  closed-end fund,  references to contingent  deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions"
mean "repurchases" of shares.

     (3) An "employee  benefit plan" means any plan or  arrangement,  whether or not it is  "qualified"  under the  Internal  Revenue  Code,  under which Class N shares of an  Oppenheimer  fund or funds are  purchased  by a fiduciary or other administrator  for the account of  participants  who are  employees  of a single employer or of affiliated  employers.  These may include,  for example,  medical savings  accounts,  payroll  deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator  purchasing the shares for the benefit of participants in the plan.

     (4) The term "Group  Retirement  Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole  proprietorship,  members and  employees of a  partnership  or  association  or other  organized  group of persons (the members of which may include other  groups),  if the group has made special  arrangements  with  the  Distributor  and  all  members  of  the  group participating  in (or who are  eligible  to  participate  in) the plan  purchase shares  of an  Oppenheimer  fund or funds  through a single  investment  dealer, broker or other  financial  institution  designated  by the  group.  Such  plans include 457 plans, SEP-IRAs,  SARSEPs,  SIMPLE plans and 403(b) plans other than plans for  public  school  employees.  The term  "Group  Retirement  Plan"  also includes  qualified  retirement plans and  non-qualified  deferred  compensation plans and IRAs that purchase  shares of an  Oppenheimer  fund or funds through a single investment  dealer,  broker or other financial  institution that has made special arrangements with the Distributor.

     (5)  However,  that  concession  will not be paid on purchases of shares in amounts  of $1  million  or more  (including  any  right of  accumulation)  by a
Retirement Plan that pays for the purchase with the redemption proceeds of Class
C shares  of one or more  Oppenheimer  funds  held by the Plan for more than one year.

     (6) This provision does not apply to IRAs.

     (7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial  plans  after your  separation  from  service in or after the year you reached age 55.

     (8) The  distribution  must be requested  prior to Plan  termination or the elimination of the Oppenheimer funds as an investment option under the Plan.

     (9) This provision does not apply to IRAs.

     (10) This provision does not apply to loans from 403(b)(7)  custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.

     (11) This  provision  does not apply to  403(b)(7)  custodial  plans if the participant is less than age 55, nor to IRAs.

Oppenheimer Main Street Small Cap Fund(R)

Internet Website:
         www.oppenheimerfunds.com

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.CALL OPP (225.5677)

Custodian Bank
         JPMorgan Chase Bank
         4 Chase Metro Tech Center
         Brooklyn, New York, 11245

Independent Registered Public Accounting Firm
         Deloitte & Touche LLP
         555 Seventeenth Street
         Denver, Colorado 80202

Counsel to the Funds
         Myer, Swanson, Adams & Wolf, P.C.
         1600 Broadway
         Denver, Colorado 80202

Counsel to the Independent Trustees
         Bell, Boyd & Lloyd LLC
         70 West Madison Street, Suite 3100
         Chicago, Illinois 60602

(OppenheimerFunds logo)
PX0847.001.1005

                                      OPPENHEIMER MAIN STREET SMALL CAP FUND(R)

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23. Exhibits

     (a)  Amended  and  Restated  Declaration  of  Trust  dated  June  7,  2002:
Previously filed with Registrant's  Post-Effective Amendment No. 6, 8/23/02, and
incorporated herein by reference.

     (b)  Amended  By-Laws  dated  October  24,  2000:   Previously  filed  with
Registrant's  Post-Effective  Amendment No. 2, 10/27/00, and incorporated herein by reference.

     (c)  (i)  Specimen  Class  A  Share  Certificate:   Previously  filed  with
Registrant's Post-Effective Amendment No. 5, 10/26/01 and incorporated herein by reference.

     (ii) Specimen Class B Share Certificate: Previously filed with Registrant's
Post-Effective Amendment No. 5, 10/26/01 and incorporated herein by reference.

     (iii)  Specimen   Class  C  Share   Certificate:   Previously   filed  with
Registrant's Post-Effective Amendment No. 5, 10/26/01 and incorporated herein by reference.

     (iv)  Specimen   Class  N  Shares   Certificate:   Previously   filed  with
Registrant's Post-Effective Amendment No. 5, 10/26/01 and incorporated herein by reference.

     (v) Specimen Class Y Share Certificate:  Previously filed with Registrant's
Post-Effective Amendment No. 5, 10/26/01 and incorporated herein by reference.

     (d) Amended and Restated  Investment  Advisory  Agreement  dated January 1,
2005:  Previously  filed  with  Registrant's  Post-Effective  Amendment  No.  9,
8/24/05, and incorporated herein by reference.

     (e) (i) General  Distributor's  Agreement  dated June 22, 1999:  Previously filed with Registrant's  Pre-Effective Amendment No. 1, 7/1/99, and incorporated herein by reference.

     Form of Dealer Agreement of OppenheimerFunds Distributor,  Inc.: Previously
filed with  Post-Effective  Amendment  No. 45 to the  Registration  Statement of
Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and  incorporated herein by reference.

     Form of Broker Agreement of OppenheimerFunds Distributor,  Inc.: Previously
filed with  Post-Effective  Amendment  No. 45 to the  Registration  Statement of
Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and  incorporated herein by reference.

     Form of Agency Agreement of OppenheimerFunds Distributor,  Inc.: Previously
filed with  Post-Effective  Amendment  No. 45 to the  Registration  Statement of
Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and  incorporated herein by reference.

     Form of Trust  Company  Fund/SERV  Purchase  Agreement of  OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

     Form of Trust Company  Agency  Agreement of  OppenheimerFunds  Distributor,
Inc.: Previously filed with Post-Effective  Amendment No. 45 to the Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

     (f)   Form   of    Deferred    Compensation    Plan    for    Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 40 to the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
10/27/98, and incorporated herein by reference.

     (g) (i) Global Custody  Agreement dated August 16, 2002:  Previously  filed
with  Post-Effective   Amendment  No.  41  to  the  Registration   Statement  of
Oppenheimer Variable Account Funds (Reg. No. 2-93177), 4/28/03, and incorporated herein by reference.

     (ii) Amendment dated October 2, 2003 to the Global Custody  Agreement dated
August 16, 2002:  Previously  filed with  Pre-Effective  Amendment  No. 1 to the
Registration  Statement  of  Oppenheimer  Principal  Protected  Trust  II  (Reg.
333-108093), 11/6/03, and incorporated herein by reference.

     (h) Not applicable.

     (i) Opinion and Consent of Counsel  dated June 30, 1999:  Previously  filed with Registrant's Pre-Effective Amendment No. 1, 7/1/99, and incorporated herein by reference.

     (j) Independent  Registered  Public  Accounting  Firm's Consent:  Filed
herewith.

     (k) Not applicable.

     (l) Investment  Letter dated June 28, 1999 from  OppenheimerFunds,  Inc. to
Registrant:  Previously filed with Registrant's  Pre-Effective  Amendment No. 1,
7/1/99, and incorporated herein by reference.

     (m) (i) Amended and Restated  Service Plan and Agreement for Class A shares
dated  April  26,  2004:  Previously  filed  with  Registrant's   Post-Effective
Amendment No. 8, (8/24/04), and incorporated herein by reference.

     (ii)  Distribution  and Service Plan and Agreement for Class B shares dated
June 22, 1999: Previously filed with Registrant's Pre-Effective Amendment No. 1,
7/1/99, and incorporated herein by reference.

     (iii) Amended and Restated  Distribution and Service Plan and Agreement for
Class C shares  dated  February  23, 2004:  Previously  filed with  Registrant's
Post-Effective Amendment No. 8, (8/24/04), and incorporated herein by reference.

     (iv)  Distribution  and Service Plan and Agreement for Class N Shares dated
October 10/24/00:  Previously filed with Registrant's  Post-Effective  Amendment
No. 7, filed 8/22/03 and incorporated herein by reference.

     (n) Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated through
8/11/05:   Previously  filed  with   Post-Effective   Amendment  No.  5  to  the
Registration  Statement of Oppenheimer  Main Street  Opportunity  Fund (Reg. No.
333-40186), 9/27/05, and incorporated herein by reference.

     (o) Powers of Attorney dated  December 13, 2004 for all  Trustees/Directors and  Officers:  Previously  filed with  Post-Effective  Amendment  No. 44 to the
Registration  Statement of  Oppenheimer  Variable  Account Funds,  2/25/05,  and
incorporated herein by reference.

     (p)  Amended and  Restated  Code of Ethics of the  Oppenheimer  Funds dated
February  1,  2005  under  Rule  17j-1 of the  Investment  Company  Act of 1940:
Previously filed with the Initial Registration Statement of Oppenheimer Dividend
Growth  Fund  (Reg.  No.  333-122902),   2/18/05,  and  incorporated  herein  by
reference.

     Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

     Reference  is made to the  provisions  of  Article  Seven  of  Registrant's
Amended  and  Restated  Declaration  of  Trust  filed as  Exhibit  23(a) to this
Registration Statement, and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be  permitted  to  trustees,  officers  and  controlling  persons of
Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission such indemnification  is against  public policy as expressed in the Securities Act of
1933  and  is,  therefore,   unenforceable.  In  the  event  that  a  claim  for
indemnification  against such liabilities  (other than the payment by Registrant of expenses  incurred  or paid by a trustee,  officer or  controlling  person of
Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted by such trustee, officer or controlling person, Registrant will, unless in the  opinion  of its  counsel  the matter  has been  settled  by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is  against  public  policy  as  expressed  in  the
Securities  Act of 1933 and will be governed by the final  adjudication  of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

     (a) OppenheimerFunds,  Inc. is the investment adviser of the Registrant; it and  certain  subsidiaries  and  affiliates  act in the same  capacity  to other investment  companies,  including without  limitation those described in Parts A and B hereof and listed in Item 26(b) below.

     (b)  There  is  set  forth  below  information  as to any  other  business, profession, vocation or employment of a substantial nature in which each officer and  director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged for  his/her own account or in the  capacity of director, officer, employee, partner or trustee.

--------------------------------------------- ------------------------------------------------------------------------
Name    and    Current     Position     with
OppenheimerFunds, Inc.                        Other Business and Connections During the Past Two Years
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Timothy L. Abbuhl,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Emeline S. Adwers,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Agan,                                  Vice  President  of  OppenheimerFunds  Distributor,  Inc.,  Shareholder
Vice President                                Financial Services, Inc., OFI Private Investments,  Inc. and Centennial
                                              Asset  Management  Corporation;  Senior Vice President of  Shareholders
                                              Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Carl Algermissen,                             Formerly  Associate  Counsel  and  Legal  Compliance  Officer  at Great
Vice President & Associate Counsel            West-Life  &  Annuity  Insurance  Co.  (February   2004-October  2004);
                                              previously with INVESCO Funds Group,  Inc. (June  1993-December  2003), most recently as Senior Staff Attorney.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Amato,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Erik Anderson,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Tracey Beck Apostolopoulos,                   None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Janette Aprilante,                            Secretary  (since  December  2001)  of:  OppenheimerFunds  Distributor,
Vice President & Secretary                    Inc., Centennial Asset Management Corporation,  Oppenheimer Partnership
                                              Holdings,  Inc.,  Oppenheimer Real Asset Management,  Inc., Shareholder
                                              Financial   Services,    Inc.,    Shareholder   Services,    Inc.   and
                                              OppenheimerFunds  Legacy  Program;  (since  January  2005)  of  Trinity
                                              Investment  Management  Corporation.  Secretary  (since  June 2003) of:
                                              HarbourView  Asset  Management  Corporation,  OFI Private  Investments,
                                              Inc. and OFI Institutional  Asset Management,  Inc. Assistant Secretary
                                              (since December 2001) of OFI Trust Company.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Hany S. Ayad,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Baker,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Baldwin,                              Formerly Managing Director at Deutsche Bank (March 2001 - March 2005)
Executive Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Michael Banta,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joanne Bardell,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kevin Baum,                                   None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeff Baumgartner,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Marc Baylin,                                  Formerly Portfolio Manager at J.P. Morgan (June 2002-August 2005.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Todd Becerra,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lalit K. Behal                                Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathleen Beichert,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gerald Bellamy,                               Assistant Vice President of OFI Institutional Asset Management, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Erik S. Berg,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert Bertucci                               None
Assistant Vice President:
Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rajeev Bhaman,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Craig Billings,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark Binning,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert J. Bishop,                             Treasurer (since October 2003) of  OppenheimerFunds  Distributor,  Inc.
Vice President                                and Centennial Asset Management Corporation.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Beth Bleimehl,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John R. Blomfield,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa I. Bloomberg,                            Formerly  First Vice  President  and Associate  General  Counsel of UBS
Vice President & Associate Counsel            Financial Services Inc. (May 1999-May 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Veronika Boesch,                              Formerly  (until  February  2004) an  independent  consultant/coach  in
Assistant Vice President                      organizational development.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Chad Boll,                                    None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Antulio N. Bomfim,                            None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John C. Bonnell,                              Vice President of Centennial Asset Management  Corporation.  Formerly a
Vice President                                Portfolio Manager at Strong Financial Corporation (May 1999-May 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michelle Borre Massick,                       None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lori E. Bostrom,                              Formerly Vice President and Corporate  Counsel at Prudential  Financial
Vice President & Senior Counsel               Inc. (October 2002 - November 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa Bourgeois,                               Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Boydell,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Bromberg,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lowell Scott Brooks,                          Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joan Brunelle,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kristine Bryan-Levin,                         Formerly  Senior Vice  President at Brown Brothers  Harriman  (November
Vice President                                2002 - May 2005)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Paul Burke,                                   None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark Burns,                                   None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Geoffrey Caan,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Catherine Carroll,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Debra Casey,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Maria Castro,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa Chaffee,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
May Chen,                                     Formerly Assistant Vice President of Enterprise  Services at MassMutual
Assistant Vice President                      Financial Group (May 2002 - April 2005)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles Chibnik,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Patrick Sheng Chu,                            None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brett Clark,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
H.C. Digby Clements,                          None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Peter V. Cocuzza,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gerald James Concepcion,                      Formerly   (until   November  2004)  an  RIA  Marketing   Associate  of
Assistant Vice President                      OppenheimerFunds, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Corbett,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Susan Cornwell,                               Vice President of Centennial Asset Management Corporation,  Shareholder
Vice President                                Financial  Services,   Inc.  ,  OppenheimerFunds   Legacy  Program  and
                                              OppenheimerFunds   Distributor,   Inc.;   Senior  Vice   President   of

                                              Shareholder Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott Cottier,                                None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Laura Coulston,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Julie C. Cusker,                              None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
George Curry,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Damian,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Richard Demarco,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Craig P. Dinsell,                             None
Executive Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Randall C. Dishmon,                           None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rebecca K. Dolan                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steven D. Dombrower,                          Senior Vice President of OFI Private Investments,  Inc.; Vice President
Vice President                                of OppenheimerFunds Distributor, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas Doyle,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bruce C. Dunbar,                              None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Dvorak,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Edmiston,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel R. Engstrom,                           None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James Robert Erven                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
George R. Evans,                              None
Senior Vice President and Director of
International Equities
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward N. Everett,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathy Faber,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Falicia,                                Assistant  Secretary (as of July 2004) of HarbourView  Asset Management
Assistant Vice President                      Corporation.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kristie Feinberg,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Emmanuel Ferreira,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Ronald H. Fielding,                           Vice President of OppenheimerFunds  Distributor,  Inc.; Director of ICI
Senior Vice President;                        Mutual Insurance Company;  Governor of St. John's College;  Chairman of
Chairman of the Rochester Division            the  Board of  Directors  of  International  Museum of  Photography  at
                                              George Eastman House.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Bradley G. Finkle,                            Vice President of OppenheimerFunds  Distributor,  Inc. Formerly Head of
Vice President                                Business   Management/Proprietary   Distribution   at  Citigroup  Asset

                                              Management (August 1986-September 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Finley,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John E. Forrest,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jordan Hayes Foster,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Foxhoven,                               Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Colleen M. Franca,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dominic Freud,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dan Gagliardo,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Hazem Gamal,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Seth Gelman,                                  Formerly an  Associate  in the Asset  Management  Legal  Department  at
Vice President                                Goldman Sachs & Co. (February 2003-August 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Timothy Gerlach,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Subrata Ghose,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles W. Gilbert,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Phillip S. Gillespie,                         Formerly  First Vice President of Merrill Lynch  Investment  Management
Senior Vice President & Deputy General        (2001 to September 2004).
Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Alan C. Gilston,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jill E. Glazerman,                            None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Benjamin J. Gord,                             Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                                Institutional Asset Management, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Laura Granger,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Leyla Greengard,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert B. Grill,                              None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Haley,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marilyn Hall,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kelly Haney,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steve Hauenstein,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert W. Hawkins,                            Formerly an Associate  at Shearman  and Sterling LLP (July  2004-August
Assistant Vice President and Assistant        2005) and Dechert LLP (September 2000-June 2004).
Counsel

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas B. Hayes,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer Heathwood,                           None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dennis Hess,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joseph Higgins,                               Vice President of OFI Institutional Asset Management, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dorothy F. Hirshman,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel Hoelscher,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward Hrybenko,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott T. Huebl,                               Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Margaret Hui,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Huttlin,                                 Senior Vice President  (Director of the International  Division) (since
Vice President                                January 2004) of OFI  Institutional  Asset Management,  Inc.;  Director
                                              (since June 2003) of OppenheimerFunds (Asia) Limited
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James G. Hyland,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steve P. Ilnitzki,                            Vice  President  of  OppenheimerFunds  Distributor,  Inc.;  Senior Vice
Senior Vice President                         President of OFI Private Investments, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kelly Bridget Ireland,                        Vice  President  (since January 2004) of  OppenheimerFunds  Distributor
Vice President                                Inc.   Formerly,   Director  of  INVESCO   Distributors   Inc.   (April
                                              2000-December 2003).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathleen T. Ives,                             Vice   President   and   Assistant    Secretary   of   OppenheimerFunds
Vice President, Senior Counsel and            Distributor,  Inc. and Shareholder Services,  Inc.; Assistant Secretary
Assistant Secretary                           of Centennial Asset  Management  Corporation,  OppenheimerFunds  Legacy
                                              Program and Shareholder Financial Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
William Jaume,                                Senior Vice President of HarbourView  Asset Management  Corporation and
Vice President                                OFI  Institutional  Asset  Management,  Inc.;  Director  of  OFI  Trust
                                              Company.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Frank V. Jennings,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Jennings,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Michael Johnson,                         None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa Kadehjian,                               Formerly Vice President,  Compensation  Manager at The Bank of New York
Assistant Vice President                      (November 1996-November 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles Kandilis,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lynn Oberist Keeshan,                         Assistant Treasurer of OppenheimerFunds Legacy Program
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas W. Keffer,                             None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Christina J. Keller,                          Vice President of OppenheimerFunds Distributor, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Keogh,                                Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Martin S. Korn,                               Formerly  a  Senior  Vice  President  at Bank of  America  (Wealth  and
Senior Vice President                         Investment Management Technology Group) (March 2002-August 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dimitrios Kourkoulakos,                       None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Kramer,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Paul Kunz,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa Lamentino,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Tracey Lange,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeffrey P. Lagarce,                           President  and  Chief  Marketing  Officer  of OFI  Institutional  Asset
Senior Vice President                         Management,   Inc.  as  of  January  2005.   Formerly   Executive  Vice
                                              President-Head  of Fidelity  Tax-Exempt  Services  Business at Fidelity
                                              Investments (August 1996-January 2005).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Latino,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kristina Lawrence,                            Formerly Assistant Vice President of  OppenheimerFunds,  Inc. (November
Vice President                                2002-March 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gayle Leavitt,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christopher M. Leavy,                         None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Randy Legg,                                   Formerly an associate with Dechert LLP (September 1998-January 2004).
Vice President & Assistant Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Laura Leitzinger,                             Senior Vice President of Shareholder Services,  Inc.; Vice President of
Vice President                                Shareholder Financial Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Justin Leverenz,                              Formerly, a  research/technology  analyst at Goldman Sachs, Taiwan (May
Vice President                                2002-May 2004)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael S. Levine,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gang Li,                                      None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Shanquan Li,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Julie A. Libby,                               Formerly  Executive Vice President and Chief Operating  Officer at Fred
Senior Vice President                         Alger Management, Inc. (July 1996 - February 2005)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel Lifshey,                               Formerly a Marketing Manager at PIMCO Advisors (January  2002-September
Assistant Vice President                      2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mitchell J. Lindauer,                         None
Vice President & Assistant General Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bill Linden,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Malissa B. Lischin,                           Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David P. Lolli,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel G. Loughran                            None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Patricia Lovett,                              Vice President of Shareholder Financial Services,  Inc. and Senior Vice
Vice President                                President of Shareholder Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steven Lucaccini,                             Formerly   Director  and  High  Yield   Analyst  at  UBS  Global  Asset
Assistant Vice President                      Management (November 2001 - April 2005)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dongyan Ma,                                   None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steve Macchia,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark H. Madden,                               Formerly  Senior  Vice  President  and Senior  Portfolio  Manager  with
Vice President                                Pioneer Investments, Inc. (July 1990-July 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathleen Mandzij,                             Formerly  Marketing  Manager - Sales Force Marketing  (March  2003-June
Assistant Vice President                      2004) of OppenheimerFunds, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jerry Mandzij,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Angelo G. Manioudakis                         Senior Vice President of HarbourView  Asset Management  Corporation and
Senior Vice President                         of OFI Institutional Asset Management, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
LuAnn Mascia,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Susan Mattisinko,                             Assistant  Secretary  of  HarbourView  Asset  Management   Corporation,
Vice President & Associate Counsel            OppenheimerFunds  Legacy Program,  OFI Private  Investments,  Inc., OFI
                                              Institutional  Asset  Management,  Inc.,  Centennial  Asset  Management
                                              Corporation,  Oppenheimer  Real  Asset  Management,  Inc.  and  Trinity
                                              Investment Management Corporation.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Elizabeth McCormack,                          Vice President and Assistant  Secretary of HarbourView Asset Management
Vice President                                Corporation.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joseph McGovern,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Charles L. McKenzie,                          Chairman of the Board, Director,  Chief Executive Officer and President
Senior Vice President                         of  OFI  Trust  Company;  Chairman,  Chief  Executive  Officer,  Senior

                                              Managing Director and Director of OFI  Institutional  Asset Management,
                                              Inc.; Chief Executive Officer,  President, Senior Managing Director and
                                              Director  of  HarbourView  Asset  Management   Corporation;   Chairman,
                                              President and Director of Trinity Investment Management Corporation
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Medev,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lucienne Mercogliano,                         None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jason Meshnick,                               Formerly  Financial  Analyst at Wall Street On Demand (April 2003 - May
Assistant Vice President                      2005)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Andrew J. Mika,                               None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jan Miller,                                   Formerly a Supervisor at Janus (May  2004-October 2004 and a Manager at
Assistant Vice President                      Invesco (February 1994-February 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Nikolaos D. Monoyios,                         None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles Moon,                                 Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                                Institutional Asset Management, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John V. Murphy,                               President and  Management  Director of Oppenheimer  Acquisition  Corp.;
Chairman, President, Chief                    President and Director of Oppenheimer  Partnership  Holdings,  Inc. and
Executive Officer & Director                  Oppenheimer  Real Asset  Management,  Inc.;  Chairman  and  Director of
                                              Shareholder Services,  Inc. and Shareholder  Financial Services,  Inc.;
                                              Director of Centennial Asset Management  Corporation,  OppenheimerFunds
                                              Distributor,   Inc.,  Institutional  Asset  Management,  Inc.,  Trinity
                                              Investment Management  Corporation,  Tremont Capital Management,  Inc.,
                                              HarbourView Asset Management  Corporation and OFI Private  Investments,
                                              Inc.;  Executive Vice President of Massachusetts  Mutual Life Insurance
                                              Company;  Director  of DLB  Acquisition  Corporation;  a member  of the
                                              Investment Company Institute's Board of Governors.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Meaghan Murphy,                               Formerly Marketing Professional,  RFP Writer at JP Morgan Fleming Asset
Assistant Vice President                      Management (May 2002 - October 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Suzanne Murphy,                               Formerly  (until  December  2003) a Vice  President,  Senior  Marketing
Vice President                                Manager with Citigroup.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas J. Murray,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kenneth Nadler,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christina Nasta,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Nichols,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
William Norman,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James B. O'Connell,                           Formerly a Senior  Designer  Manager of  OppenheimerFunds,  Inc. (April
Assistant Vice President                      2002 - December 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Matthew O'Donnell,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John O'Hare,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John J. Okray,                                Formerly Vice  President,  Head of Trust  Operations at Lehman Brothers
Vice President                                (June  2004-October  2004)  prior  to which  he was an  Assistant  Vice
                                              President,  Director  of Trust  Services  at  Cambridge  Trust  Company
                                              (October 2002-June 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lerae A. Palumbo,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Anthony Parish,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David P. Pellegrino,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Allison C. Pells,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert H. Pemble,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lori L. Penna,                                Formerly  an  RFP  Manager/Associate  at  JPMorgan  Chase  & Co.  (June
Vice President                                2001-September 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Petersen,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marmeline Petion-Midy,                        Formerly  a  Senior   Financial   Analyst  with  General   Motors,   NY
Assistant Vice President                      Treasurer's Office (July 2000-Augut 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Pfeffer,                                Senior Vice  President  of  HarbourView  Asset  Management  Corporation
Senior Vice President and Chief Financial     since February 2004. Formerly,  Director and Chief Financial Officer at
Officer                                       Citigroup Asset Management (February 2000-February 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James F. Phillips,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott Phillips,                               Formerly Vice President at Merrill Lynch  Investment  Management  (June
Vice President                                2000-July 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gary Pilc,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Piper,                                   None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Nicolas Pisciotti,                            Formerly Assistant Vice President at ING (April 2002 - May 2005)
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jason Pizzorusso,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Poiesz,                                 Formerly a Senior Portfolio  Manager at Merrill Lynch (October 2002-May
Senior Vice President, Head of Growth         2004).
Equity Investments
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Sergei Polevikov,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeffrey Portnoy,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Raghaw Prasad,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Preuss,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Ellen Puckett,                                Formerly  Sennior  Program Manager at Dendant  Telecommunications  (May
Assistant Vice President                      2002-September 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jane C. Putnam,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Paul Quarles,                                 Formerly  a  Principal  at  AIM   Management   Group,   Inc.   (October
Assistant Vice President                      1997-October 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael E. Quinn,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Julie S. Radtke,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Norma J. Rapini,                              None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Corry E. Read,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marc Reinganum,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jill Reiter,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Claire Ring,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Robertson,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert Robis,                                 Formerly a Proprietary  Trader at J.P. Morgan Chase & Co. (May 2004-May
Assistant Vice President                      2005).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Antoinette Rodriguez,                         None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Stacey Roode,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeffrey S. Rosen,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Stacy Roth,                                   None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James H. Ruff,                                President  and  Director  of  OppenheimerFunds  Distributor,  Inc.  and
Executive Vice President                      Centennial  Asset Management  Corporation;  Executive Vice President of
                                              OFI Private Investments, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Adrienne Ruffle,                              Formerly an Associate  with Sidley  Austin Brown & Wood LLP  (September
Assistant Vice President and Assistant        2002-February 2005).
Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kim Russomanno,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Timothy Ryan,                                 Formerly  a  research  analyst  in the large  equities  group at Credit
Vice President                                Suisse Asset Management (August 2001-June 2004)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rohit Sah,                                    None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Valerie Sanders,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Karen Sandler,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rudi W. Schadt,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Ellen P. Schoenfeld,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Maria Schulte,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott A. Schwegel,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Allan P. Sedmak                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer L. Sexton,                           Senior Vice President of OFI Private Investments, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Nava Sharma,                                  None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bonnie Sherman,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David C. Sitgreaves,                          None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward James Sivigny                          None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Enrique H. Smith,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Louis Sortino,                                None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Keith J. Spencer,                             None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marco Antonio Spinar,                         None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard A. Stein,                             None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Arthur P. Steinmetz,                          Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer Stevens,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John P. Stoma,                                Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Deborah A. Sullivan,                          Secretary of OFI Trust Company.
Vice President & Assistant Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Sussman,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian C. Szilagyi,                            Director  of  Financial   Reporting   and   Compliance  at  First  Data
Assistant Vice President                      Corporation (April 2003-June 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Matthew Tartaglia,                            None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Martin Telles,                                Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Paul Temple,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeaneen Terrio,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Vincent Toner,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Leonid Tsvayg,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Keith Tucker,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Cameron Ullyat,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Angela Uttaro,                                None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark S. Vandehey,                             Vice President of OppenheimerFunds Distributor,  Inc., Centennial Asset
Senior Vice President and Chief Compliance    Management Corporation and Shareholder Services,  Inc.; Chief Financial
Officer                                       Officer  of  HarbourView  Asset  Management  Corporation,   Oppenheimer
                                              Partnership Holdings,  Inc.,  Oppenheimer Real Asset Management,  Inc.,
                                              Shareholder Financial Services, Inc.,  OppenheimerFunds Legacy Program,
                                              OFI Private Investments,  Inc., OFI Trust Company and OFI Institutional
                                              Asset  Management,  Inc.  Formerly (until March 2004) Vice President of
                                              OppenheimerFunds, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Maureen Van Norstrand,                        None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Nancy Vann,                                   Formerly Assistant General Counsel at Reserve Management Company,  Inc.
Vice President and Assistant Counsel          (April to December  2004);  attorney at Sidley  Austin Brown & Wood LLP
                                              (October 1997 - April 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rene Vecka,                                   None
Assistant Vice President,
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Vincent Vermette,                             Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Phillip F. Vottiero,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa Walsh,                                   None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Teresa M. Ward,                               Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jerry A. Webman,                              Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christopher D. Weiler,                        None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Adam Weiner,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Barry D. Weiss,                               Vice  President of  HarbourView  Asset  Management  Corporation  and of
Vice President                                Centennial Asset Management Corporation.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Melissa Lynn Weiss,                           None
Vice President & Associate Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christine Wells,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joseph J. Welsh,                              Vice President of HarbourView Asset Management Corporation.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Diederick Wermolder,                          Director of  OppenheimerFunds  International Ltd. and  OppenheimerFunds
Senior Vice President                         plc  and  OppenheimerFunds   (Asia)  Limited;   Senior  Vice  President
                                              (Managing Director of the International  Division) of OFI Institutional
                                              Asset Management, Inc..
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Catherine M. White,                           Assistant Vice President of OppenheimerFunds Distributor,  Inc.; member
Assistant Vice President                      of the American Society of Pension Actuaries (ASPA) since 1995.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Annabel Whiting,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
William L. Wilby,                             None
Senior Vice President and Senior Investment
Officer, Director of Equities
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Donna M. Winn,                                President,   Chief  Executive  Officer  and  Director  of  OFI  Private
Senior Vice President                         Investments,  Inc.; Director and President of  OppenheimerFunds  Legacy
                                              Program; Senior Vice President of OppenheimerFunds Distributor, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Philip Witkower,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian W. Wixted,                              Treasurer    of    HarbourView     Asset    Management     Corporation;
Senior Vice President and                     OppenheimerFunds  International Ltd., Oppenheimer Partnership Holdings,
Treasurer                                     Inc.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder Services,
                                              Inc.,  Shareholder  Financial Services,  Inc., OFI Private Investments,
                                              Inc., OFI Institutional Asset Management,  Inc.,  OppenheimerFunds  plc
                                              and  OppenheimerFunds  Legacy  Program;  Treasurer and Chief  Financial
                                              Officer  of OFI  Trust  Company;  Assistant  Treasurer  of  Oppenheimer
                                              Acquisition Corp.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Carol E. Wolf,                                Senior Vice President of HarbourView  Asset Management  Corporation and
Senior Vice President                         of Centennial Asset Management Corporation;  serves on the Board of the
                                              Colorado Ballet.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Meredith Wolff,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Oliver Wolff,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kurt Wolfgruber,                              Director  of  Tremont  Capital  Management,   Inc.,  HarbourView  Asset
Executive Vice President, Chief Investment    Management  Corporation and OFI Institutional  Asset  Management,  Inc.
Officer and Director                          (since June 2003)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Caleb C. Wong,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward C. Yoensky,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lucy Zachman,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert G. Zack                                General  Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;
Executive Vice President and                  General  Counsel of Centennial  Asset  Management  Corporation;  Senior
General Counsel                               Vice  President and General  Counsel of  HarbourView  Asset  Management
                                              Corporation and OFI Institutional  Asset Management,  Inc.; Senior Vice
                                              President,  General  Counsel  and  Director  of  Shareholder  Financial
                                              Services,  Inc.,  Shareholder Services,  Inc., OFI Private Investments,
                                              Inc. and OFI Trust Company;  Vice President and Director of Oppenheimer
                                              Partnership  Holdings,   Inc.;  Director  and  Assistant  Secretary  of
                                              OppenheimerFunds   plc   and   OppenheimerFunds   International   Ltd.;
                                              Secretary  and  General  Counsel  of  Oppenheimer   Acquisition  Corp.;
                                              Director   of   Oppenheimer   Real   Asset    Management,    Inc.   and
                                              OppenheimerFunds  (Asia) Limited);  Vice President of  OppenheimerFunds
                                              Legacy Program.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Neal A. Zamore,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark D. Zavanelli,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Alex Zhou,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Arthur J. Zimmer,                             Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.

Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund

Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer International Large-
     Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial Services, Inc., Shareholder Services,
Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., Oppenheimer
Real Asset Management, Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way, Centennial, Colorado
80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management
Corporation, Oppenheimer Partnership Holdings, Inc., Oppenheimer Acquisition Corp., OFI Private Investments,
Inc., OFI Institutional Asset Management, Inc. and Oppenheimer Trust Company is Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life Center, Lower Abbey Street, Dublin 1,
Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring Street, Bellefonte, Pennsylvania
16823.

Item 27. Principal Underwriter

(a)      OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the
Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in Item 26(b)
above (except Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------- ------------------------------------ ---------------------------------
Name & Principal                                Position & Office                    Position and Office
Business Address                                with Underwriter                     with Registrant
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Timothy Abbhul(1)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Agan(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Janette Aprilante(2)                            Secretary                            None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Barker                                    Vice President                       Nones
2901B N. Lakewood Avenue
Chicago, IL 60657
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen Beichert(1)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Rocco Benedetto(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert J. Bishop(1)                             Treasurer                            None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas S. Blankenship                          Vice President                       None
10407 Cromdale Manor Ct.
Springs, TX 77379
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Blinzler(1)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David A. Borrelli                               Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey R. Botwinick(2)                         Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michelle Brennan(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
L. Scott Brooks(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin E. Brosmith                               Senior Vice President                None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey W. Bryan                                Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick Campbell(1)                             Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Andrew Chonofsky                                Vice President                       None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Melissa Clayton(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Susan Cornwell(1)                               Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Neev Crane                                      Vice President                       None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Julian C. Curry                                 Vice President                       None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey D. Damia(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Davis(2)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                       Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Joseph A. DiMauro                               Vice President                       None
522 Lakeland Avenue
Grosse Pointe, MI 48230
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven Dombrower(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George P. Dougherty                             Vice President                       None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ryan C. Drier                                   Vice President                       None
3307 Park Ridge Lane NE
Grand Rapids, MI 49525
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cliff H. Dunteman                               Vice President                       None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Hillary Eigen(2)                                Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Eiler(2)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent M. Elwell                                  Vice President                       None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gregg A. Everett                                Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George R. Fahey(1)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric C. Fallon                                  Vice President                       None
10 Worth Circle
Newton, MA 02458
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Deanna Farrugia(1)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Joseph Fernandez                                Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark J. Ferro(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Bradley Finkle(2)                               Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric P. Fishel                                  Vice President                       None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick W. Flynn (1)                            Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John E. Forrest(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John ("J") Fortuna(2)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Jayme Fowler(2)                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lucio Giliberti                                 Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Raquel Granahan(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ralph Grant                                     Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kahle Greenfield(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael D. Guman                                Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James E. Gunther                                Vice President                       None
178 Canterbury Turn
Lancaster, PA 17601
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin J. Healy(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin Hennessey                                 Vice President                       None
8634 Forest Run Lane
Orlando, FL 32836
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elyse R. Jurman Herman                          Vice President                       None
5486 NW 42 Avenue
Boca Raton, FL 33496
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Suzanne Heske                                   Vice President                       None
4146 22nd Street
San Francisco, CA 94114
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy G. Hetson(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William E. Hortz(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Edward Hrybenko(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Husch(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Stephen Ilnitzki(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen T. Ives(1)                             Vice President & Assistant           Assistant Secretary
                                                Secretary
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Shonda Rae Jaquez(2)                            Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Nivan Jaleeli                                   Vice President                       None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric K. Johnson(1)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark D. Johnson                                 Vice President                       None
15792 Scenic Green Court
Chesterfield, MO 63017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina J. Keller(2)                          Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Keogh(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lisa Klassen(1)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Klein                                   Senior Vice President                None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Knott(1)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brent A. Krantz                                 Senior Vice President                None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David T. Kuzia                                  Vice President                       None
19102 Miranda Circle
Omaha, NE 68130
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Lange(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Paul R. LeMire                                  Assistant Vice President             None
7 Cormorant Drive

Middletown, NJ 07748
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric J. Liberman(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Malissa Lischin(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James V. Loehle(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Loncar(1)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Montana W. Low                                  Vice President                       None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Craig Lyman                                     Vice President                       None
3930 Swenson St. #502
Las Vegas, NV 89119
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John J. Lynch                                   Vice President                       None
6325 Bryan Parkway
Dallas, TX 75214
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Malik                                   Vice President                       None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven C. Manns                                 Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Todd A. Marion(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
LuAnn Mascia(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Theresa-Marie Maynier                           Vice President                       None
2421 Charlotte Drive
Charlotte, NC 28203
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John C. McDonough                               Vice President                       None
2 Leland Ct.
Chevy Chase, MD 20815
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent C. McGowan                                 Vice President                       None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Medina(1)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Daniel Melehan                                  Vice President                       None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark Mezzanotte                                 Vice President                       None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Clint Modler(1)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Moser((1))                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David W. Mountford                              Vice President                       None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gzim Muja                                       Vice President                       None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John V. Murphy(2)                               Director                             President & Trustee
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy Jean Murray                               Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John S. Napier                                  Vice President                       None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina Nasta(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bradford Norford                                Vice President                       None
3914 Easton Sq. Pl.
Columbus, OH 43219
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Alan Panzer                                     Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Park(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian C. Perkes                                 Vice President                       None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Charles K. Pettit(2)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elaine M. Puleo-Carter(2)                       Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Minnie Ra                                       Vice President                       None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Dusting Raring                                  Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael A. Raso(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Rath                                    Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ruxandra Risko(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David R. Robertson(2)                           Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Nicole Robbins(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ian M. Roche                                    Vice President                       None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kenneth A. Rosenson                             Vice President                       None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James H. Ruff(2)                                President & Director                 None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Matthew Rutig                                   Vice President                       None
199 North Street
Ridgefield, CT 06877
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William R. Rylander                             Vice President                       None
85 Evergreen Road
Vernon, CT 06066
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Sabow                                    Vice President                       None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Saunders                                   Vice President                       None
911 North Orange Avenue #401
Orlando, FL 32801
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jill Schmitt(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Schmitt(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William Schories(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Charles F. Scully                               Vice President                       None
125 Cypress View Way
Apex, NC 27502
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric Sharp                                      Vice President                       None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William Sheluck(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Debbie A. Simon                                 Vice President                       None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Bryant Smith(1)                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas Bruce Smith                             Vice President                       None
8927 35th Street W.
University Place, WA 98466
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Spensley                                   Vice President                       None
2000 Rhettsbury Street
Carmel, IN 46032
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Alfred St. John(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bryan Stein                                     Vice President                       None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Stoma(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wayne Strauss(3)                                Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian C. Summe                                  Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Sussman(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George T. Sweeney                               Senior Vice President                None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Taylor(2)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Martin Telles(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David G. Thomas                                 Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Barrie L. Tiedemann                             Vice President                       None
2592 S. Belvoir Blvd.
University Heights, OH 44118
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark S. Vandehey(1)                             Vice President and Chief             Vice President and Chief
                                                Compliance Officer                   Compliance Officer
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Vincent Vermete(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elaine Villas(2)                                Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cynthia Walloga(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kenneth Lediard Ward                            Vice President                       None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Teresa Ward(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael J. Weigner                              Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donn Weise                                      Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Chris Werner(1)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Catherine White(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donna Winn(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Philip Witkower(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Meredith Wolff(2)                               Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cary Patrick Wozniak                            Vice President                       None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Charles Young                              Vice President                       None
3914 Southwestern
Houston, TX 77005
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Robert G. Zack(2)                               General Counsel & Director           Vice President & Secretary

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the
Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc.
at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                                    SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act of 1933  and/or the
Investment  Company Act of 1940, the Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement  pursuant to Rule
485(b) under the  Securities  Act of 1933 and has duly caused this  Registration
Statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized,  in the City of New  York  and  State of New York on the 25th day of
October, 2005.

                                    OPPENHEIMER MAIN STREET SMALL CAP FUND(R)

                                    By:  /s/ John V. Murphy*
                                    ---------------------------------------------
                                    John V. Murphy, President,
                                    Principal Executive Officer & Trustee

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities on the dates indicated:

Signatures                          Title                          Date

/s/ William L. Armstrong*        Chairman of the            October 25, 2005
---------------------------       Board of Trustees
William L. Armstrong

/s/ John V. Murphy*              President, Principal       October 25, 2005
------------------------         Executive Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*             Treasurer, Principal        October 25, 2005
-------------------------        Financial &
Brian W. Wixted                  Accounting Officer

/s/ Robert G. Avis*              Trustee                     October 25, 2005

---------------------
Robert G. Avis

/s/ George Bowen*                 Trustee                   October 25, 2005

----------------------
George Bowen

/s/ Edward Cameron*               Trustee                   October 25, 2005

------------------------
Edward Cameron

/s/ Jon S. Fossel*                Trustee                   October 25, 2005

--------------------
Jon S. Fossel

/s/ Sam Freedman*                 Trustee                   October 25, 2005

---------------------
Sam Freedman

/s/ Beverly L. Hamilton*

-------------------------        Trustee                    October 25, 2005
Beverly L. Hamilton

/s/ Robert J. Malone*

-----------------------          Trustee                    October 25, 2005
Robert J. Malone

/s/ F. William Marshall, Jr.*    Trustee                     October 25, 2005

----------------------------
F. William Marshall, Jr.

*By:  /s/ Mitchell J. Lindauer
        -----------------------------------------
        Mitchell J. Lindauer, Attorney-in-Fact

                                      OPPENHEIMER MAIN STREET SMALL CAP FUND(R)

                                          Post-Effective Amendment No. 10

                                       Registration Statement No. 333-78269

                                                   EXHIBIT INDEX

Exhibit No.       Description

23(j)             Independent Registered Public Accounting Firm's Consent